Schedules of Investments

November 30, 2020

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.8%
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 1.6%
427,220	AT&T Inc.	$12,282,575
31,611	CenturyLink Inc.	330,335
2,850	GCI Liberty Inc., Class A Shares*	259,692
182,050	Liberty Global PLC, Class C Shares*	3,939,562
235,945	Verizon Communications Inc.	14,253,438

	Total Diversified Telecommunication Services	31,065,602

Entertainment - 2.0%
63,092	Activision Blizzard Inc.	5,014,552
19,542	Electronic Arts Inc.*	2,496,490
736	Liberty Media Corp-Liberty Formula One, Class A Shares*	27,843
5,725	Liberty Media Corp-Liberty Formula One, Class C Shares*	239,190
1,492	Lions Gate Entertainment Corp., Class A Shares*	14,532
3,040	Lions Gate Entertainment Corp., Class B Shares*	27,299
4,098	Live Nation Entertainment Inc.*	269,034
579	Madison Square Garden Entertainment Corp.*	44,010
579	Madison Square Garden Sports Corp., Class A Shares*	98,083
12,310	Netflix Inc.*	6,040,517
8,952	Roku Inc., Class A Shares*	2,628,039
3,784	Spotify Technology SA*	1,102,544
3,256	Take-Two Interactive Software Inc.*	587,740
124,183	Walt Disney Co. (The)	18,380,326
1,268	World Wrestling Entertainment Inc., Class A Shares	54,575
25,191	Zynga Inc., Class A Shares*	207,826

	Total Entertainment	37,232,600

Interactive Media & Services - 4.6%
16,191	Alphabet Inc., Class A Shares*	28,405,490
8,578	Alphabet Inc., Class C Shares*	15,103,628
132,246	Facebook Inc., Class A Shares*	36,628,175
2,167	IAC/InterActiveCorp*	307,692
26,760	Match Group Inc.*	3,725,259
11,609	Pinterest Inc., Class A Shares*	812,862
3,169	TripAdvisor Inc.*	82,711
22,231	Twitter Inc.*	1,033,964
1,606	Zillow Group Inc., Class A Shares*	177,222
4,054	Zillow Group Inc., Class C Shares*	437,062

	Total Interactive Media & Services	86,714,065

Media - 1.3%
9,231	Altice USA Inc., Class A Shares*	313,116
152	Cable One Inc.	301,062
4,329	Charter Communications Inc., Class A Shares*	2,822,465
353,729	Comcast Corp., Class A Shares	17,771,345
4,910	Discovery Inc., Class A Shares*(a)	132,128
8,617	Discovery Inc., Class C Shares*	206,980
7,359	DISH Network Corp., Class A Shares*	263,967
9,781	Fox Corp., Class A Shares	282,084
4,646	Fox Corp., Class B Shares	131,854
11,224	Interpublic Group of Cos., Inc. (The)	250,071
1,295	John Wiley & Sons Inc., Class A Shares	44,729
423	Liberty Broadband Corp., Class A Shares*	66,314
3,227	Liberty Broadband Corp., Class C Shares*	507,768
2,263	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	92,647
5,012	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	205,542
4,703	New York Times Co. (The), Class A Shares	201,806
11,208	News Corp., Class A Shares	197,821
3,589	News Corp., Class B Shares	63,920

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 9.6% - (continued)
Media - 1.3% - (continued)
1,235	Nexstar Media Group Inc., Class A Shares	$129,984
6,151	Omnicom Group Inc.	387,513
35,513	SiriusXM Holdings Inc.(a)	230,479
181	ViacomCBS Inc., Class A Shares	6,603
15,805	ViacomCBS Inc., Class B Shares	557,600

	Total Media	25,167,798

Wireless Telecommunication Services - 0.1%
2,906	Telephone & Data Systems Inc.	55,156
15,917	T-Mobile US Inc.*	2,116,006
446	United States Cellular Corp.*	13,982

	Total Wireless Telecommunication Services	2,185,144

	TOTAL COMMUNICATION SERVICES	182,365,209

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.3%
39,139	Adient PLC*	1,224,659
29,157	Aptiv PLC	3,460,936
6,204	BorgWarner Inc.	241,025
7,095	Gentex Corp.	231,297
1,866	Lear Corp.	266,745

	Total Auto Components	5,424,662

Automobiles - 0.8%
112,466	Ford Motor Co.	1,021,191
36,347	General Motors Co.	1,593,453
4,418	Harley-Davidson Inc.	178,001
21,403	Tesla Inc.*	12,148,343
1,593	Thor Industries Inc.	153,740

	Total Automobiles	15,094,728

Distributors - 0.2%
3,964	Genuine Parts Co.	389,939
85,060	LKQ Corp.*	2,995,813
1,120	Pool Corp.	387,643

	Total Distributors	3,773,395

Diversified Consumer Services - 0.3%
1,757	Bright Horizons Family Solutions Inc.*	298,883
3,498	Chegg Inc.*	272,599
2,473	frontdoor Inc.*	117,072
120	Graham Holdings Co., Class B Shares	53,642
1,439	Grand Canyon Education Inc.*	120,113
5,433	H&R Block Inc.	102,140
27,396	New Oriental Education & Technology Group Inc., ADR*	4,516,231
4,868	Service Corp. International	236,780
3,766	Terminix Global Holdings Inc.*	184,647

	Total Diversified Consumer Services	5,902,107

Hotels, Restaurants & Leisure - 1.5%
6,801	Aramark	238,035
13,333	Carnival Corp.	266,393
805	Chipotle Mexican Grill Inc., Class A Shares*	1,037,991
983	Choice Hotels International Inc.	97,956
3,682	Darden Restaurants Inc.	397,582
1,126	Domino’s Pizza Inc.	442,034
2,409	Dunkin’ Brands Group Inc.	256,173
5,326	Extended Stay America Inc.	73,019
7,797	Hilton Worldwide Holdings Inc.	808,003
1,062	Hyatt Hotels Corp., Class A Shares	76,432
9,597	Las Vegas Sands Corp.	534,649
7,792	Marriott International Inc., Class A Shares	988,571
54,537	McDonald’s Corp.	11,858,525
13,861	MGM Resorts International	391,573
7,632	Norwegian Cruise Line Holdings Ltd.*	174,544
2,292	Planet Fitness Inc., Class A Shares*	167,201

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.5% - (continued)
Hotels, Restaurants & Leisure - 1.5% - (continued)
5,123	Royal Caribbean Cruises Ltd.	$403,744
2,187	Six Flags Entertainment Corp.	67,207
71,527	Starbucks Corp.	7,011,077
1,154	Vail Resorts Inc.	318,319
5,249	Wendy’s Co. (The)	115,426
2,593	Wyndham Destinations Inc.	109,062
2,649	Wyndham Hotels & Resorts Inc.	152,317
2,828	Wynn Resorts Ltd.	284,214
11,576	Yum China Holdings Inc.	652,655
8,681	Yum! Brands Inc.	918,450

	Total Hotels, Restaurants & Leisure	27,841,152

Household Durables - 0.4%
9,579	DR Horton Inc.	713,636
4,322	Garmin Ltd.	504,637
3,928	Leggett & Platt Inc.	169,297
7,820	Lennar Corp., Class A Shares	593,225
460	Lennar Corp., Class B Shares	27,922
1,678	Mohawk Industries Inc.*	211,143
11,081	Newell Brands Inc.	235,582
98	NVR Inc.*	391,724
7,708	PulteGroup Inc.	336,300
5,228	Tempur Sealy International Inc.*	131,693
3,332	Toll Brothers Inc.	157,770
26,745	Whirlpool Corp.	5,204,844

	Total Household Durables	8,677,773

Internet & Direct Marketing Retail - 4.5%
31,615	Alibaba Group Holding Ltd., ADR*	8,326,127
19,428	Amazon.com Inc.*	61,548,681
5,216	Booking Holdings Inc.*	10,580,395
19,304	eBay Inc.	973,501
3,410	Etsy Inc.*	547,987
3,906	Expedia Group Inc.	486,258
2,656	Grubhub Inc.*	186,823
182,879	Qurate Retail Inc., Class A Shares	1,914,743
1,923	Wayfair Inc., Class A Shares*(a)	489,134

	Total Internet & Direct Marketing Retail	85,053,649

Leisure Products - 0.2%
47,640	Brunswick Corp.	3,555,850
3,675	Hasbro Inc.	341,885
10,435	Mattel Inc.*	161,638
2,825	Peloton Interactive Inc., Class A Shares*	328,689
1,678	Polaris Inc.	161,088

	Total Leisure Products	4,549,150

Multiline Retail - 1.0%
7,282	Dollar General Corp.	1,591,700
141,315	Dollar Tree Inc.*	15,437,251
4,716	Kohl’s Corp.	151,855
3,084	Nordstrom Inc.(a)	79,937
1,517	Ollie’s Bargain Outlet Holdings Inc.*	133,587
14,464	Target Corp.	2,596,722

	Total Multiline Retail	19,991,052

Specialty Retail - 2.4%
18,554	Advance Auto Parts Inc.	2,740,426
1,577	AutoNation Inc.*	96,654
675	AutoZone Inc.*	767,914
6,596	Best Buy Co., Inc.	717,645
1,851	Burlington Stores Inc.*	404,517
4,700	CarMax Inc.*	439,356
1,579	Carvana Co., Class A Shares*	395,081
1,860	Dick’s Sporting Goods Inc.	105,667

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.5% - (continued)
Specialty Retail - 2.4% - (continued)
1,539	Five Below Inc.*	$240,700
2,752	Floor & Decor Holdings Inc., Class A Shares*	220,408
2,989	Foot Locker Inc.	111,789
4,908	Gap Inc. (The)	102,872
44,316	Home Depot Inc. (The)	12,293,701
6,494	L Brands Inc.	252,032
106,502	Lowe’s Cos., Inc.	16,595,142
2,113	O’Reilly Automotive Inc.*	934,876
992	Penske Automotive Group Inc.	54,629
10,212	Ross Stores Inc.	1,097,994
3,474	Tiffany & Co.	456,761
34,679	TJX Cos., Inc. (The)	2,202,463
3,340	Tractor Supply Co.	470,305
13,847	Ulta Beauty Inc.*	3,813,464
674	Vroom Inc.*	24,170
2,219	Williams-Sonoma Inc.	242,914

	Total Specialty Retail	44,781,480

Textiles, Apparel & Luxury Goods - 0.9%
4,130	Capri Holdings Ltd.*	146,119
1,319	Carter’s Inc.	117,378
843	Columbia Sportswear Co.	69,067
163,983	Hanesbrands Inc.	2,328,559
3,284	lululemon athletica Inc.*	1,215,802
81,125	NIKE Inc., Class B Shares	10,927,538
2,123	PVH Corp.	168,757
1,341	Ralph Lauren Corp., Class A Shares	114,991
4,004	Skechers USA Inc., Class A Shares*	134,014
7,988	Tapestry Inc.	226,220
5,350	Under Armour Inc., Class A Shares*	88,650
5,519	Under Armour Inc., Class C Shares*	80,301
9,400	V.F. Corp.	783,960

	Total Textiles, Apparel & Luxury Goods	16,401,356

	TOTAL CONSUMER DISCRETIONARY	237,490,504

CONSUMER STAPLES - 5.3%
Beverages - 1.0%
27,790	Anheuser-Busch InBev SA, ADR(a)	1,853,037
257	Boston Beer Co., Inc. (The), Class A Shares*	239,226
1,309	Brown-Forman Corp., Class A Shares	96,512
5,219	Brown-Forman Corp., Class B Shares	420,964
111,903	Coca-Cola Co. (The)	5,774,195
4,613	Constellation Brands Inc., Class A Shares	949,540
11,329	Keurig Dr Pepper Inc.	344,968
5,042	Molson Coors Beverage Co., Class B Shares	231,932
42,420	Monster Beverage Corp.*	3,596,368
40,178	PepsiCo Inc.	5,794,873

	Total Beverages	19,301,615

Food & Staples Retailing - 1.3%
1,113	Albertsons Cos., Inc., Class A Shares(a)	17,841
1,063	Casey’s General Stores Inc.	193,126
31,065	Costco Wholesale Corp.	12,170,335
2,060	Grocery Outlet Holding Corp.*	79,557
22,464	Kroger Co. (The)	741,312
3,487	Sprouts Farmers Market Inc.*	73,820
49,021	Sysco Corp.	3,494,707
6,648	US Foods Holding Corp.*	209,279
20,939	Walgreens Boots Alliance Inc.	795,892
40,338	Walmart Inc.	6,163,243

	Total Food & Staples Retailing	23,939,112

Food Products - 1.7%
159,813	Archer-Daniels-Midland Co.	7,953,893

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 5.3% - (continued)
Food Products - 1.7% - (continued)
1,554	Beyond Meat Inc.*(a)	$217,405
3,918	Bunge Ltd.	230,731
5,118	Campbell Soup Co.	256,002
214,385	Conagra Brands Inc.	7,837,916
4,855	Flowers Foods Inc.	107,732
17,553	General Mills Inc.	1,067,573
2,574	Hain Celestial Group Inc. (The)*	99,099
4,263	Hershey Co. (The)	630,455
8,065	Hormel Foods Corp.	380,507
1,923	Ingredion Inc.	148,359
3,191	J.M. Smucker Co. (The)	373,985
7,132	Kellogg Co.	455,806
18,820	Kraft Heinz Co. (The)	619,931
4,216	Lamb Weston Holdings Inc.	305,154
3,640	McCormick & Co., Inc.	680,607
165,170	Mondelez International Inc., Class A Shares	9,489,016
1,576	Pilgrim’s Pride Corp.*	29,771
1,623	Post Holdings Inc.*	153,309
8	Seaboard Corp.	25,622
1,644	TreeHouse Foods Inc.*	67,618
8,524	Tyson Foods Inc., Class A Shares	555,765

	Total Food Products	31,686,256

Household Products - 0.8%
7,105	Church & Dwight Co., Inc.	623,606
3,646	Clorox Co. (The)	739,992
24,388	Colgate-Palmolive Co.	2,088,588
1,937	Energizer Holdings Inc.	81,141
9,826	Kimberly-Clark Corp.	1,368,860
70,543	Procter & Gamble Co. (The)	9,796,307
1,441	Reynolds Consumer Products Inc.	43,720
1,140	Spectrum Brands Holdings Inc.	76,186

	Total Household Products	14,818,400

Personal Products - 0.2%
8,462	Coty Inc., Class A Shares	60,842
16,655	Estee Lauder Cos., Inc. (The), Class A Shares	4,085,805
2,445	Herbalife Nutrition Ltd.*	117,140
1,422	Nu Skin Enterprises Inc., Class A Shares	73,247

	Total Personal Products	4,337,034

Tobacco - 0.3%
53,828	Altria Group Inc.	2,143,969
45,042	Philip Morris International Inc.	3,411,932

	Total Tobacco	5,555,901

	TOTAL CONSUMER STAPLES	99,638,318

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
18,967	Baker Hughes Co., Class A Shares	355,062
25,033	Halliburton Co.	415,298
3,038	Helmerich & Payne Inc.	69,175
10,988	National Oilwell Varco Inc.	134,713
40,322	Schlumberger NV	838,294

	Total Energy Equipment & Services	1,812,542

Oil, Gas & Consumable Fuels - 1.7%
8,284	Antero Midstream Corp.	55,834
9,979	Apache Corp.	128,629
11,326	Cabot Oil & Gas Corp.	198,431
6,685	Cheniere Energy Inc.*	378,973
55,754	Chevron Corp.	4,860,634
2,850	Cimarex Energy Co.	102,457
5,579	Concho Resources Inc.	320,681
234,074	ConocoPhillips	9,259,967

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 1.8% - (continued)
Oil, Gas & Consumable Fuels - 1.7% - (continued)
2,520	Continental Resources Inc.(a)	$38,758
10,622	Devon Energy Corp.	148,602
4,548	Diamondback Energy Inc.	181,738
77,523	EOG Resources Inc.	3,634,278
7,745	EQT Corp.	115,246
12,196	Equitrans Midstream Corp.	99,519
122,513	Exxon Mobil Corp.	4,671,421
7,935	Hess Corp.	374,373
4,600	HollyFrontier Corp.	107,594
56,283	Kinder Morgan Inc.	809,350
21,936	Marathon Oil Corp.	129,861
18,662	Marathon Petroleum Corp.	725,579
4,392	Murphy Oil Corp.	44,184
24,477	Occidental Petroleum Corp.	385,758
12,676	ONEOK Inc.	454,688
8,978	Parsley Energy Inc., Class A Shares	112,494
12,692	Phillips 66	768,881
4,744	Pioneer Natural Resources Co.	477,152
160,317	Suncor Energy Inc.	2,579,501
6,521	Targa Resources Corp.	153,243
11,734	Valero Energy Corp.	630,937
35,145	Williams Cos., Inc. (The)	737,342
11,947	WPX Energy Inc.*	85,063

	Total Oil, Gas & Consumable Fuels	32,771,168

	TOTAL ENERGY	34,583,710

FINANCIALS - 8.9%
Banks - 2.2%
4,563	Associated Banc-Corp.	69,905
223,903	Bank of America Corp.	6,305,108
1,161	Bank of Hawaii Corp.	86,936
3,881	Bank OZK	108,513
973	BOK Financial Corp.	65,142
60,271	Citigroup Inc.	3,319,124
12,516	Citizens Financial Group Inc.	408,773
3,932	Comerica Inc.	193,454
2,905	Commerce Bancshares Inc.	191,614
1,428	Cullen/Frost Bankers Inc.	119,823
4,072	East West Bancorp Inc.	173,956
20,355	Fifth Third Bancorp	515,796
136	First Citizens BancShares Inc., Class A Shares	71,888
4,287	First Hawaiian Inc.	93,971
12,429	First Horizon Corp.	151,882
4,921	First Republic Bank	637,565
10,165	FNB Corp.	89,757
27,987	Huntington Bancshares Inc.	338,083
87,681	JPMorgan Chase & Co.	10,335,836
27,051	KeyCorp	418,208
3,714	M&T Bank Corp.	432,644
3,217	PacWest Bancorp	74,827
12,217	People’s United Financial Inc.	151,491
2,370	Pinnacle Financial Partners Inc.	128,359
12,271	PNC Financial Services Group Inc. (The)	1,694,257
2,466	Popular Inc.	119,675
2,578	Prosperity Bancshares Inc.	161,976
26,693	Regions Financial Corp.	407,602
1,620	Signature Bank	181,748
5,768	Sterling Bancorp	92,173
1,510	SVB Financial Group*	520,739
4,540	Synovus Financial Corp.	143,328
4,731	TCF Financial Corp.	158,962

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 8.9% - (continued)
Banks - 2.2% - (continued)
186,074	Truist Financial Corp.	$8,637,555
6,708	Umpqua Holdings Corp.	93,174
39,329	US Bancorp	1,699,406
2,783	Webster Financial Corp.	105,309
108,688	Wells Fargo & Co.	2,972,617
2,755	Western Alliance Bancorp	141,249
1,618	Wintrust Financial Corp.	88,165
4,958	Zions Bancorp NA	191,329

	Total Banks	41,891,919

Capital Markets - 3.0%
20,931	Affiliated Managers Group Inc.	1,823,509
34,346	Ameriprise Financial Inc.	6,362,253
4,864	Apollo Global Management Inc., Class A Shares	212,168
2,911	Ares Management Corp., Class A Shares	131,141
57,836	Bank of New York Mellon Corp. (The)	2,262,544
4,260	BlackRock Inc., Class A Shares	2,974,971
3,396	Carlyle Group Inc. (The)	96,480
3,215	Cboe Global Markets Inc.	293,594
41,554	Charles Schwab Corp. (The)	2,027,004
10,271	CME Group Inc., Class A Shares	1,797,733
3,242	Eaton Vance Corp.	217,149
1,126	Evercore Inc., Class A Shares	102,387
1,070	FactSet Research Systems Inc.	357,123
7,826	Franklin Resources Inc.	172,094
9,587	Goldman Sachs Group Inc. (The)	2,210,570
2,090	Interactive Brokers Group Inc., Class A Shares	110,268
97,959	Intercontinental Exchange Inc.	10,335,654
10,892	Invesco Ltd.	176,777
15,397	KKR & Co., Inc.	584,008
3,102	Lazard Ltd., Class A Shares	115,767
2,144	LPL Financial Holdings Inc.	194,611
1,075	MarketAxess Holdings Inc.	579,618
4,699	Moody’s Corp.	1,326,716
38,578	Morgan Stanley(b)	2,385,278
638	Morningstar Inc.	127,664
13,684	MSCI Inc., Class A Shares	5,602,503
3,294	Nasdaq Inc.	421,599
5,542	Northern Trust Corp.	516,071
3,547	Raymond James Financial Inc.	322,600
28,959	S&P Global Inc.	10,187,197
3,377	SEI Investments Co.	178,137
10,174	State Street Corp.	717,064
6,581	T. Rowe Price Group Inc.	943,781
2,445	Tradeweb Markets Inc., Class A Shares	145,844
1,549	Virtu Financial Inc., Class A Shares	35,302

	Total Capital Markets	56,047,179

Consumer Finance - 0.7%
10,700	Ally Financial Inc.	317,255
34,245	American Express Co.	4,061,115
13,091	Capital One Financial Corp.	1,121,113
279	Credit Acceptance Corp.*	83,276
100,172	Discover Financial Services	7,630,101
227	LendingTree Inc.*	58,017
1,910	OneMain Holdings Inc., Class A Shares	74,471
2,175	Santander Consumer USA Holdings Inc.	48,067
11,425	SLM Corp.	121,219
16,845	Synchrony Financial	513,267

	Total Consumer Finance	14,027,901

Diversified Financial Services - 0.7%
55,465	Berkshire Hathaway Inc., Class B Shares*	12,696,493

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 8.9% - (continued)
Diversified Financial Services - 0.7% - (continued)
11,399	Equitable Holdings Inc.	$289,307
6,520	Jefferies Financial Group Inc.	148,199
3,508	Voya Financial Inc.	202,166

	Total Diversified Financial Services	13,336,165

Insurance - 2.2%
20,582	Aflac Inc.	904,167
402	Alleghany Corp.	231,230
81,636	Allstate Corp. (The)	8,355,445
2,099	American Financial Group Inc.	187,672
210,458	American International Group Inc.	8,090,006
225	American National Group Inc.	19,076
6,634	Aon PLC, Class A Shares	1,359,240
11,361	Arch Capital Group Ltd.*	365,767
5,440	Arthur J. Gallagher & Co.	627,830
25,246	Assurant Inc.	3,259,764
2,890	Assured Guaranty Ltd.	87,076
3,439	Athene Holding Ltd., Class A Shares*	152,520
2,302	Axis Capital Holdings Ltd.	115,353
2,684	Brighthouse Financial Inc.*	94,208
6,809	Brown & Brown Inc.	306,609
13,007	Chubb Ltd.	1,922,825
4,380	Cincinnati Financial Corp.	334,413
826	CNA Financial Corp.	28,505
717	Erie Indemnity Co., Class A Shares	161,762
1,116	Everest Re Group Ltd.	253,700
8,081	Fidelity National Financial Inc.	290,835
3,134	First American Financial Corp.	151,811
3,030	Globe Life Inc.	282,093
1,070	Hanover Insurance Group Inc. (The)	120,215
10,330	Hartford Financial Services Group Inc. (The)	456,586
1,783	Kemper Corp.	133,636
337	Lemonade Inc.*	23,344
89,672	Lincoln National Corp.	4,234,312
7,001	Loews Corp.	293,412
389	Markel Corp.*	378,820
14,642	Marsh & McLennan Cos., Inc.	1,678,559
827	Mercury General Corp.	36,777
22,355	MetLife Inc.	1,032,130
8,020	Old Republic International Corp.	143,718
1,056	Primerica Inc.	137,565
8,031	Principal Financial Group Inc.	399,864
16,913	Progressive Corp. (The)	1,473,291
11,439	Prudential Financial Inc.	865,017
1,912	Reinsurance Group of America Inc., Class A Shares	220,415
1,470	RenaissanceRe Holdings Ltd.	242,021
7,326	Travelers Cos., Inc. (The)	949,816
5,702	Unum Group	126,755
85	White Mountains Insurance Group Ltd.	81,600
3,745	Willis Towers Watson PLC	779,672
4,097	WR Berkley Corp.	266,838

	Total Insurance	41,656,270

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
16,545	AGNC Investment Corp.	252,808
40,558	Annaly Capital Management Inc.	324,464
12,835	New Residential Investment Corp.	118,852
6,748	Starwood Property Trust Inc.	121,059

	Total Mortgage Real Estate Investment Trusts (REITs)	817,183

Thrifts & Mortgage Finance - 0.0%
9,755	MGIC Investment Corp.	116,670
13,861	New York Community Bancorp Inc.	134,313

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 8.9% - (continued)
Thrifts & Mortgage Finance - 0.0% - (continued)
2,729	Rocket Cos., Inc., Class A Shares*(a)	$56,545
1,501	TFS Financial Corp.	25,817

	Total Thrifts & Mortgage Finance	333,345

	TOTAL FINANCIALS	168,109,962

HEALTH CARE - 14.3%
Biotechnology - 2.1%
50,995	AbbVie Inc.	5,333,057
3,276	ACADIA Pharmaceuticals Inc.*	185,618
1,377	Acceleron Pharma Inc.*	162,582
1,730	Agios Pharmaceuticals Inc.*	80,134
56,801	Alexion Pharmaceuticals Inc.*	6,935,970
4,562	Alkermes PLC*	83,302
3,335	Alnylam Pharmaceuticals Inc.*	433,250
34,879	Amgen Inc.	7,744,533
4,565	Biogen Inc.*	1,096,376
27,690	BioMarin Pharmaceutical Inc.*	2,179,203
2,000	Bluebird Bio Inc.*	88,180
37,508	Exact Sciences Corp.*	4,540,718
9,184	Exelixis Inc.*	175,965
36,346	Gilead Sciences Inc.	2,205,112
1,745	Global Blood Therapeutics Inc.*	80,113
5,262	Incyte Corp.*	444,850
3,915	Ionis Pharmaceuticals Inc.*	197,825
4,050	Iovance Biotherapeutics Inc.*	157,181
8,089	Moderna Inc.*	1,235,514
2,764	Neurocrine Biosciences Inc.*	262,414
2,799	Regeneron Pharmaceuticals Inc.*	1,444,368
1,478	Sage Therapeutics Inc.*	109,505
17,309	Sarepta Therapeutics Inc.*	2,438,146
3,536	Seagen Inc.*	602,216
1,315	United Therapeutics Corp.*	174,422
7,512	Vertex Pharmaceuticals Inc.*	1,710,858

	Total Biotechnology	40,101,412

Health Care Equipment & Supplies - 3.9%
50,035	Abbott Laboratories	5,414,788
11,003	ABIOMED Inc.*	3,015,922
38,120	Alcon Inc.*	2,448,066
14,006	Align Technology Inc.*	6,740,948
103,698	Baxter International Inc.	7,888,307
7,985	Becton Dickinson and Co.	1,875,197
41,347	Boston Scientific Corp.*	1,370,653
1,420	Cooper Cos., Inc. (The)	476,012
18,121	Danaher Corp.	4,070,520
6,217	DENTSPLY SIRONA Inc.	316,383
2,659	DexCom Inc.*	850,029
49,391	Edwards Lifesciences Corp.*	4,143,411
4,609	Envista Holdings Corp.*	137,026
2,160	Globus Medical Inc., Class A Shares*	129,773
1,451	Haemonetics Corp.*	163,745
1,926	Hill-Rom Holdings Inc.	182,700
7,409	Hologic Inc.*	512,184
583	ICU Medical Inc.*	110,012
10,905	IDEXX Laboratories Inc.*	5,026,987
1,901	Insulet Corp.*	489,907
2,077	Integra LifeSciences Holdings Corp.*	113,674
3,350	Intuitive Surgical Inc.*	2,432,268
1,401	Masimo Corp.*	356,541
162,059	Medtronic PLC	18,426,108
2,871	Novocure Ltd.*	360,741
965	Penumbra Inc.*	214,134

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.3% - (continued)
Health Care Equipment & Supplies - 3.9% - (continued)
1,074	Quidel Corp.*	$209,484
4,127	ResMed Inc.	865,019
2,429	STERIS PLC	470,765
10,025	Stryker Corp.	2,339,835
1,749	Tandem Diabetes Care Inc.*	164,196
1,337	Teleflex Inc.	511,737
2,647	Varian Medical Systems Inc.*	460,525
2,121	West Pharmaceutical Services Inc.	583,614
5,978	Zimmer Biomet Holdings Inc.	891,439

	Total Health Care Equipment & Supplies	73,762,650

Health Care Providers & Services - 3.5%
2,475	Acadia Healthcare Co., Inc.*	105,064
943	Amedisys Inc.*	230,837
4,211	AmerisourceBergen Corp., Class A Shares	434,196
7,304	Anthem Inc.	2,275,342
129,823	Cardinal Health Inc.	7,087,037
101,199	Centene Corp.*	6,238,918
421	Chemed Corp.	201,343
42,679	Cigna Corp.	8,925,886
138,738	CVS Health Corp.	9,405,049
2,433	DaVita Inc.*	267,265
2,843	Encompass Health Corp.	229,089
2,225	Guardant Health Inc.*	269,492
43,940	HCA Healthcare Inc.	6,595,833
4,184	Henry Schein Inc.*	269,073
3,825	Humana Inc.	1,531,989
2,818	Laboratory Corp. of America Holdings*	563,149
4,811	McKesson Corp.	865,547
1,698	Molina Healthcare Inc.*	346,613
564	Oak Street Health Inc.*	26,604
1,773	Premier Inc., Class A Shares	62,800
4,047	Quest Diagnostics Inc.	501,747
59,390	UnitedHealth Group Inc.	19,975,233
2,103	Universal Health Services Inc., Class B Shares	274,610

	Total Health Care Providers & Services	66,682,716

Health Care Technology - 0.1%
8,794	Cerner Corp.	658,143
6,869	Change Healthcare Inc.*	117,666
3,058	Teladoc Health Inc.*(a)	607,839
3,861	Veeva Systems Inc., Class A Shares*	1,068,995

	Total Health Care Technology	2,452,643

Life Sciences Tools & Services - 1.3%
1,621	10X Genomics Inc., Class A Shares*	248,191
2,032	Adaptive Biotechnologies Corp.*	97,983
8,942	Agilent Technologies Inc.	1,045,320
13,376	Avantor Inc.*	364,897
254	Berkeley Lights Inc.*	21,047
596	Bio-Rad Laboratories Inc., Class A Shares*	320,946
1,097	Bio-Techne Corp.	332,731
3,058	Bruker Corp.	154,765
1,411	Charles River Laboratories International Inc.*	330,908
13,744	Illumina Inc.*	4,426,805
5,491	IQVIA Holdings Inc.*	927,924
682	Mettler-Toledo International Inc.*	784,327
3,216	PerkinElmer Inc.	427,728
3,533	PPD Inc.*	123,655
1,824	PRA Health Sciences Inc.*	204,653
6,497	QIAGEN NV*	313,545
1,505	Repligen Corp.*	285,453
74,091	Sotera Health Co.*	2,004,903

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.3% - (continued)
Life Sciences Tools & Services - 1.3% - (continued)
1,863	Syneos Health Inc., Class A Shares*	$122,660
23,552	Thermo Fisher Scientific Inc.	10,951,209
1,767	Waters Corp.*	409,962

	Total Life Sciences Tools & Services	23,899,612

Pharmaceuticals - 3.4%
129,608	Bristol-Myers Squibb Co.	8,087,539
4,777	Catalent Inc.*	459,261
11,549	Elanco Animal Health Inc.*	353,284
24,383	Eli Lilly & Co.	3,551,384
5,687	Horizon Therapeutics PLC*	400,535
1,528	Jazz Pharmaceuticals PLC*	215,005
122,032	Johnson & Johnson	17,655,590
154,529	Merck & Co., Inc.	12,422,586
5,112	Nektar Therapeutics, Class A Shares*	83,786
4,175	Perrigo Co. PLC	201,318
248,017	Pfizer Inc.	9,501,531
712	Reata Pharmaceuticals Inc., Class A Shares*	108,758
2,316	Royalty Pharma PLC, Class A Shares	98,662
210,192	Viatris Inc.*	3,535,429
43,847	Zoetis Inc., Class A Shares	7,032,182

	Total Pharmaceuticals	63,706,850

	TOTAL HEALTH CARE	270,605,883

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.7%
1,855	Axon Enterprise Inc.*	233,155
15,457	Boeing Co. (The)	3,256,945
2,748	BWX Technologies Inc.	156,306
1,177	Curtiss-Wright Corp.	135,661
7,337	General Dynamics Corp.	1,095,781
1,323	HEICO Corp.	163,496
2,333	HEICO Corp., Class A Shares	258,380
2,523	Hexcel Corp.	124,939
11,772	Howmet Aerospace Inc.	276,171
1,143	Huntington Ingalls Industries Inc.	183,097
6,230	L3Harris Technologies Inc.	1,196,098
7,162	Lockheed Martin Corp.	2,614,130
1,616	Mercury Systems Inc.*	115,092
26,120	Northrop Grumman Corp.	7,895,031
184,856	Raytheon Technologies Corp.	13,257,872
2,933	Spirit AeroSystems Holdings Inc., Class A Shares	99,722
1,047	Teledyne Technologies Inc.*	395,703
6,304	Textron Inc.	284,310
1,509	TransDigm Group Inc.	873,998
1,744	Virgin Galactic Holdings Inc.*(a)	46,408

	Total Aerospace & Defense	32,662,295

Air Freight & Logistics - 0.9%
3,801	CH Robinson Worldwide Inc.	357,180
4,796	Expeditors International of Washington Inc.	428,619
6,990	FedEx Corp.	2,003,194
51,462	United Parcel Service Inc., Class B Shares	8,803,604
47,755	XPO Logistics Inc.*	5,094,503

	Total Air Freight & Logistics	16,687,100

Airlines - 0.1%
3,465	Alaska Air Group Inc.	176,611
14,957	American Airlines Group Inc.(a)	211,342
893	Copa Holdings SA, Class A Shares	71,172
18,426	Delta Air Lines Inc.	741,646
7,862	JetBlue Airways Corp.*	118,638
17,034	Southwest Airlines Co.	789,356
8,323	United Airlines Holdings Inc.*	374,951

	Total Airlines	2,483,716

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.5% - (continued)
Building Products - 0.7%
2,609	Allegion PLC	$297,530
3,615	AO Smith Corp.	203,561
64,324	Armstrong World Industries Inc.	4,956,807
1,134	AZEK Co., Inc. (The), Class A Shares*	40,507
25,099	Carrier Global Corp.	955,519
3,979	Fortune Brands Home & Security Inc.	332,247
21,529	Johnson Controls International PLC	991,195
988	Lennox International Inc.	284,376
7,593	Masco Corp.	407,516
2,932	Owens Corning	213,655
26,522	Trane Technologies PLC	3,878,577
3,329	Trex Co., Inc.*	249,076

	Total Building Products	12,810,566

Commercial Services & Supplies - 0.6%
3,147	ADT Inc.	24,452
2,540	Cintas Corp.	902,462
1,468	Clean Harbors Inc.*	106,239
5,875	Copart Inc.*	678,269
3,879	IAA Inc.*	232,430
1,052	MSA Safety Inc.	157,211
6,064	Republic Services Inc., Class A Shares	586,510
4,332	Rollins Inc.	247,704
2,752	Stericycle Inc.*	193,851
62,528	Waste Management Inc.	7,448,960

	Total Commercial Services & Supplies	10,578,088

Construction & Engineering - 0.3%
4,573	AECOM*	237,293
3,674	Jacobs Engineering Group Inc.	396,204
63,076	Quanta Services Inc.	4,310,614
605	Valmont Industries Inc.	98,603

	Total Construction & Engineering	5,042,714

Electrical Equipment - 0.3%
1,182	Acuity Brands Inc.	140,327
6,600	AMETEK Inc.	782,298
11,709	Eaton Corp. PLC	1,418,077
17,217	Emerson Electric Co.	1,322,610
1,754	Generac Holdings Inc.*	378,162
1,240	GrafTech International Ltd.	9,796
1,561	Hubbell Inc., Class B Shares	252,242
4,394	nVent Electric PLC	101,062
1,246	Regal Beloit Corp.	148,324
3,377	Rockwell Automation Inc.	863,026
4,779	Sensata Technologies Holding PLC*	233,359
5,803	Vertiv Holdings Co., Class A Shares*	108,574

	Total Electrical Equipment	5,757,857

Industrial Conglomerates - 1.0%
16,266	3M Co.	2,809,626
1,457	Carlisle Cos., Inc.	211,017
251,520	General Electric Co.	2,560,474
56,768	Honeywell International Inc.	11,576,131
3,011	Roper Technologies Inc.	1,285,697

	Total Industrial Conglomerates	18,442,945

Machinery - 1.3%
1,811	AGCO Corp.	167,536
3,329	Allison Transmission Holdings Inc.	136,655
56,774	Caterpillar Inc.	9,855,399
2,825	Colfax Corp.*	101,926
1,428	Crane Co.	99,289

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.5% - (continued)
Machinery - 1.3% - (continued)
4,261	Cummins Inc.	$985,015
8,160	Deere & Co.	2,134,819
3,667	Donaldson Co., Inc.	195,231
4,179	Dover Corp.	509,963
3,993	Flowserve Corp.	136,081
8,659	Fortive Corp.	607,256
1,535	Gates Industrial Corp. PLC*	19,771
4,770	Graco Inc.	323,120
2,153	IDEX Corp.	415,852
9,108	Illinois Tool Works Inc.	1,922,608
10,012	Ingersoll Rand Inc.*	443,231
2,266	ITT Inc.	164,580
1,648	Lincoln Electric Holdings Inc.	189,520
1,655	Middleby Corp. (The)*	225,063
1,618	Nordson Corp.	329,765
1,956	Oshkosh Corp.	157,458
11,796	Otis Worldwide Corp.	789,624
9,804	PACCAR Inc.	853,536
3,701	Parker-Hannifin Corp.	989,129
4,768	Pentair PLC	247,078
1,481	Snap-on Inc.	260,434
4,494	Stanley Black & Decker Inc.	828,289
1,912	Timken Co. (The)	140,417
3,088	Toro Co. (The)	280,113
1,813	Trinity Industries Inc.	41,427
5,083	Westinghouse Air Brake Technologies Corp.	372,584
1,641	Woodward Inc.	183,513
5,131	Xylem Inc.	492,422

	Total Machinery	24,598,704

Marine - 0.0%
1,722	Kirby Corp.*	87,133

Professional Services - 0.5%
2,331	CoreLogic Inc.	180,653
2,573	CoStar Group Inc.*	2,342,897
3,536	Equifax Inc.	590,158
1,082	FTI Consulting Inc.*	113,632
52,523	IHS Markit Ltd.	5,223,938
1,796	ManpowerGroup Inc.	155,623
10,191	Nielsen Holdings PLC	164,788
2,978	Robert Half International Inc.	191,128
5,415	TransUnion	493,252
4,584	Verisk Analytics Inc., Class A Shares	909,053

	Total Professional Services	10,365,122

Road & Rail - 1.1%
252	AMERCO	104,386
22,070	CSX Corp.	1,987,404
2,456	JB Hunt Transport Services Inc.	332,248
2,740	Kansas City Southern	510,106
3,728	Knight-Swift Transportation Holdings Inc., Class A Shares	153,929
1,102	Landstar System Inc.	144,825
7,144	Lyft Inc., Class A Shares*	272,686
20,301	Norfolk Southern Corp.	4,811,743
2,828	Old Dominion Freight Line Inc.	575,102
1,485	Ryder System Inc.	87,942
1,656	Schneider National Inc., Class B Shares	34,610
162,752	Uber Technologies Inc.*	8,082,264
19,651	Union Pacific Corp.	4,010,376

	Total Road & Rail	21,107,621

Trading Companies & Distributors - 1.0%
71,094	AerCap Holdings NV*	2,613,415

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.5% - (continued)
Trading Companies & Distributors - 1.0% - (continued)
58,506	Air Lease Corp., Class A Shares	$2,139,564
16,549	Fastenal Co.	818,348
4,649	HD Supply Holdings Inc.*	259,321
1,358	MSC Industrial Direct Co., Inc., Class A Shares	113,149
34,416	United Rentals Inc.*	7,811,744
85,682	Univar Solutions Inc.*	1,533,708
941	Watsco Inc.	213,946
9,546	WW Grainger Inc.	3,993,092

	Total Trading Companies & Distributors	19,496,287

Transportation Infrastructure - 0.0%
2,091	Macquarie Infrastructure Corp.	67,644

	TOTAL INDUSTRIALS	180,187,792

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 1.2%
1,693	Arista Networks Inc.*	458,295
4,402	Ciena Corp.*	197,210
292,121	Cisco Systems Inc.	12,567,045
75,577	CommScope Holding Co., Inc.*	895,588
1,404	EchoStar Corp., Class A Shares*	33,373
1,862	F5 Networks Inc.*	303,152
8,703	Juniper Networks Inc.	189,464
2,228	Lumentum Holdings Inc.*	192,455
48,155	Motorola Solutions Inc.	8,260,027
247	Ubiquiti Inc.	61,283
1,717	ViaSat Inc.*	58,378

	Total Communications Equipment	23,216,270

Electronic Equipment, Instruments & Components - 1.1%
8,360	Amphenol Corp., Class A Shares	1,093,572
35,856	Arrow Electronics Inc.*	3,286,202
2,963	Avnet Inc.	89,927
17,000	CDW Corp.	2,218,330
4,759	Cognex Corp.	357,591
696	Coherent Inc.*	84,759
21,671	Corning Inc.	810,929
1,899	Dolby Laboratories Inc., Class A Shares	167,967
199,680	Flex Ltd.*	3,240,806
3,387	FLIR Systems Inc.	129,519
1,023	IPG Photonics Corp.*	211,771
4,244	Jabil Inc.	162,206
5,406	Keysight Technologies Inc.*	648,936
672	Littelfuse Inc.	161,636
3,961	National Instruments Corp.	148,260
22,823	SYNNEX Corp.	3,658,755
7,083	Trimble Inc.*	424,059
3,463	Vontier Corp.*	114,868
12,166	Zebra Technologies Corp., Class A Shares*	4,603,858

	Total Electronic Equipment, Instruments & Components	21,613,951

IT Services - 6.0%
18,451	Accenture PLC, Class A Shares	4,595,960
36,785	Akamai Technologies Inc.*	3,807,615
26,635	Alliance Data Systems Corp.	1,948,084
3,832	Amdocs Ltd.	252,184
12,438	Automatic Data Processing Inc.	2,162,719
277	BigCommerce Holdings Inc.*(a)	22,343
4,419	Black Knight Inc.*	404,869
3,893	Booz Allen Hamilton Holding Corp., Class A Shares	337,873
3,307	Broadridge Financial Solutions Inc.	485,732
761	CACI International Inc., Class A Shares*	180,578
111,670	Cognizant Technology Solutions Corp., Class A Shares	8,724,777
7,796	DXC Technology Co.	170,810

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.7% - (continued)
IT Services - 6.0% - (continued)
1,536	EPAM Systems Inc.*	$495,099
1,448	Euronet Worldwide Inc.*	194,669
2,194	Fastly Inc., Class A Shares*(a)	185,985
38,281	Fidelity National Information Services Inc.	5,681,283
126,523	Fiserv Inc.*	14,572,919
2,383	FleetCor Technologies Inc.*	631,995
2,431	Gartner Inc.*	369,512
5,094	Genpact Ltd.	207,071
8,613	Global Payments Inc.	1,681,172
1,078	Globant SA*	203,397
4,783	GoDaddy Inc., Class A Shares*	380,440
25,717	International Business Machines Corp.	3,176,564
2,196	Jack Henry & Associates Inc.	353,249
3,794	Leidos Holdings Inc.	382,056
25,538	MasterCard Inc., Class A Shares	8,593,792
1,442	MongoDB Inc., Class A Shares*	414,301
3,323	Okta Inc., Class A Shares*	814,268
9,275	Paychex Inc.	863,966
64,285	PayPal Holdings Inc.*	13,764,704
7,975	Sabre Corp.	89,719
1,676	Science Applications International Corp.	155,097
27,612	Square Inc., Class A Shares*	5,825,028
5,237	StoneCo Ltd., Class A Shares*	383,453
2,936	Switch Inc., Class A Shares	46,359
3,959	Twilio Inc., Class A Shares*	1,267,236
2,955	VeriSign Inc.*	593,128
132,177	Visa Inc., Class A Shares	27,803,432
12,017	Western Union Co. (The)	271,104
1,252	WEX Inc.*	216,897

	Total IT Services	112,711,439

Semiconductors & Semiconductor Equipment - 6.0%
33,749	Advanced Micro Devices Inc.*	3,127,182
86,089	Analog Devices Inc.	11,973,258
75,238	Applied Materials Inc.	6,205,630
4,280	ASML Holding NV, ADR	1,873,484
44,617	Broadcom Inc.	17,917,295
1,700	Cirrus Logic Inc.*	136,170
3,126	Cree Inc.*	282,559
3,181	Enphase Energy Inc.*	434,429
3,870	Entegris Inc.	358,439
2,389	First Solar Inc.*	223,204
1,425	Inphi Corp.*	221,060
244,001	Intel Corp.	11,797,448
4,487	KLA Corp.	1,130,589
4,195	Lam Research Corp.	1,898,909
19,053	Marvell Technology Group Ltd.	881,963
7,673	Maxim Integrated Products Inc.	637,166
6,979	Microchip Technology Inc.	937,908
32,183	Micron Technology Inc.*	2,062,609
1,577	MKS Instruments Inc.	217,595
1,248	Monolithic Power Systems Inc.	399,310
37,020	NVIDIA Corp.	19,844,941
14,730	NXP Semiconductors NV	2,333,527
11,722	ON Semiconductor Corp.*	337,008
3,310	Qorvo Inc.*	518,611
69,248	QUALCOMM Inc.	10,191,228
54,721	Skyworks Solutions Inc.	7,724,964
1,412	SolarEdge Technologies Inc.*	392,508
4,780	Teradyne Inc.	527,425
42,571	Texas Instruments Inc.	6,864,574

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.7% - (continued)
Semiconductors & Semiconductor Equipment - 6.0% - (continued)
1,240	Universal Display Corp.	$284,010
7,092	Xilinx Inc.	1,032,241

	Total Semiconductors & Semiconductor Equipment	112,767,244

Software - 8.3%
1,658	2U Inc.*	53,570
38,170	Adobe Inc.*	18,263,200
1,521	Alteryx Inc., Class A Shares*	182,277
3,742	Anaplan Inc.*	261,903
2,476	ANSYS Inc.*	837,037
1,953	Aspen Technology Inc.*	262,581
8,831	Atlassian Corp. PLC, Class A Shares*	1,987,417
6,345	Autodesk Inc.*	1,778,059
2,309	Avalara Inc.*	396,571
1,595	Bill.com Holdings Inc.*	195,722
8,006	Cadence Design Systems Inc.*	931,098
3,518	CDK Global Inc.	168,512
3,179	Ceridian HCM Holding Inc.*	306,519
3,561	Citrix Systems Inc.	441,279
3,267	Cloudflare Inc., Class A Shares*	245,286
1,906	Coupa Software Inc.*	626,902
4,384	Crowdstrike Holdings Inc., Class A Shares*	671,979
4,405	Datadog Inc., Class A Shares*	435,743
5,153	DocuSign Inc., Class A Shares*	1,174,266
7,295	Dropbox Inc., Class A Shares*	145,681
555	Duck Creek Technologies Inc.*	22,067
5,335	Dynatrace Inc.*	202,837
1,898	Elastic NV*	234,972
1,028	Everbridge Inc.*	130,494
805	Fair Isaac Corp.*	380,588
5,842	FireEye Inc.*	87,805
1,783	Five9 Inc.*	276,722
3,842	Fortinet Inc.*	473,450
2,399	Guidewire Software Inc.*	293,829
1,196	HubSpot Inc.*	471,619
19,089	Intuit Inc.	6,719,710
721	Jamf Holding Corp.*	22,856
1,827	Manhattan Associates Inc.*	186,792
2,389	Medallia Inc.*(a)	83,591
260,363	Microsoft Corp.	55,735,907
302	nCino Inc.*	24,610
1,533	New Relic Inc.*	91,566
16,044	NortonLifeLock Inc.	292,482
8,035	Nuance Communications Inc.*	346,550
50,252	Nutanix Inc., Class A Shares*	1,376,402
174,794	Oracle Corp.	10,089,110
2,025	PagerDuty Inc.*(a)	69,700
13,203	Palo Alto Networks Inc.*	3,880,626
1,414	Paycom Software Inc.*	589,751
1,000	Paylocity Holding Corp.*	196,600
1,169	Pegasystems Inc.	152,999
2,766	Pluralsight Inc., Class A Shares*	45,307
1,618	Proofpoint Inc.*	167,447
3,014	PTC Inc.*	325,060
2,685	RealPage Inc.*	185,238
2,241	RingCentral Inc., Class A Shares*	665,689
69,556	salesforce.com Inc.*	17,096,865
15,958	ServiceNow Inc.*	8,530,349
10,979	Slack Technologies Inc., Class A Shares*	470,779
3,305	Smartsheet Inc., Class A Shares*	191,789
1,293	SolarWinds Corp.*	29,584

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 26.7% - (continued)
Software - 8.3% - (continued)
40,449	Splunk Inc.*	$8,258,877
6,492	SS&C Technologies Holdings Inc.	447,234
4,318	Synopsys Inc.*	982,345
3,236	Teradata Corp.*	70,965
1,199	Trade Desk Inc. (The), Class A Shares*	1,080,383
1,173	Tyler Technologies Inc.*	501,575
19,113	VMware Inc., Class A Shares*(a)	2,673,718
4,960	Workday Inc., Class A Shares*	1,114,958
3,298	Zendesk Inc.*	440,283
4,833	Zoom Video Communications Inc., Class A Shares*	2,311,914
2,110	Zscaler Inc.*	328,632

	Total Software	157,718,228

Technology Hardware, Storage & Peripherals - 4.1%
546,206	Apple Inc.	65,025,824
95,856	Dell Technologies Inc., Class C Shares*	6,616,940
38,217	Hewlett Packard Enterprise Co.	421,916
41,521	HP Inc.	910,556
3,670	NCR Corp.*	101,549
6,552	NetApp Inc.	349,287
6,763	Pure Storage Inc., Class A Shares*	123,560
84,857	Western Digital Corp.	3,808,382
5,287	Xerox Holdings Corp.	115,732

	Total Technology Hardware, Storage & Peripherals	77,473,746

	TOTAL INFORMATION TECHNOLOGY	505,500,878

MATERIALS - 3.3%
Chemicals - 2.0%
6,390	Air Products & Chemicals Inc.	1,790,095
3,049	Albemarle Corp.	414,572
1,389	Ashland Global Holdings Inc.	104,411
6,270	Axalta Coating Systems Ltd.*	179,385
1,624	Cabot Corp.	67,250
52,335	Celanese Corp., Class A Shares	6,768,486
5,871	CF Industries Holdings Inc.	218,988
4,838	Chemours Co. (The)	117,708
21,682	Corteva Inc.	830,854
21,677	Dow Inc.	1,149,098
136,044	DuPont de Nemours Inc.(a)	8,630,631
3,805	Eastman Chemical Co.	370,607
19,977	Ecolab Inc.	4,437,891
6,634	Element Solutions Inc.	91,615
3,741	FMC Corp.	433,993
5,644	Huntsman Corp.	139,802
3,059	International Flavors & Fragrances Inc.(a)	342,914
15,204	Linde PLC	3,898,610
7,412	LyondellBasell Industries NV, Class A Shares	630,761
9,977	Mosaic Co. (The)	219,095
206	NewMarket Corp.	76,171
4,688	Olin Corp.	102,620
6,819	PPG Industries Inc.	1,000,825
3,693	RPM International Inc.	325,021
1,186	Scotts Miracle-Gro Co. (The)	208,463
5,895	Sherwin-Williams Co. (The)	4,407,279
5,261	Valvoline Inc.	119,898
1,035	Westlake Chemical Corp.	77,780
32,519	WR Grace & Co.	1,779,440

	Total Chemicals	38,934,263

Construction Materials - 0.4%
1,210	Eagle Materials Inc.	110,098
1,784	Martin Marietta Materials Inc.	473,884
46,705	Vulcan Materials Co.	6,522,353

	Total Construction Materials	7,106,335

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.3% - (continued)
Containers & Packaging - 0.7%
45,597	Amcor PLC	$516,614
1,855	AptarGroup Inc.	234,324
532	Ardagh Group SA, Class A Shares	9,459
2,405	Avery Dennison Corp.	359,163
9,221	Ball Corp.	885,308
68,443	Berry Global Group Inc.*	3,627,479
54,421	Crown Holdings Inc.*	5,129,179
8,029	Graphic Packaging Holding Co.	123,004
11,261	International Paper Co.	557,194
72,240	O-I Glass Inc.	817,757
2,706	Packaging Corp. of America	351,780
4,734	Sealed Air Corp.	213,314
2,255	Silgan Holdings Inc.	76,219
2,530	Sonoco Products Co.	146,892
7,412	WestRock Co.	312,860

	Total Containers & Packaging	13,360,546

Metals & Mining - 0.2%
41,788	Freeport-McMoRan Inc.	977,422
23,228	Newmont Corp.	1,366,271
8,671	Nucor Corp.	465,633
1,729	Reliance Steel & Aluminum Co.	203,676
1,894	Royal Gold Inc.	209,230
2,392	Southern Copper Corp.	142,013
5,791	Steel Dynamics Inc.	209,692

	Total Metals & Mining	3,573,937

	TOTAL MATERIALS	62,975,081

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
3,619	Alexandria Real Estate Equities Inc.	592,539
3,920	American Campus Communities Inc.	156,016
7,498	American Homes 4 Rent, Class A Shares	215,343
12,768	American Tower Corp.	2,951,962
5,857	Americold Realty Trust	199,899
4,494	Apartment Investment & Management Co., Class A Shares	136,393
6,154	Apple Hospitality REIT Inc.	81,602
4,061	AvalonBay Communities Inc.	676,522
4,411	Boston Properties Inc.	432,984
4,963	Brandywine Realty Trust	55,238
8,429	Brixmor Property Group Inc.	128,711
1,594	Brookfield Property REIT Inc., Class A Shares(a)	24,978
2,748	Camden Property Trust	271,585
1,145	CoreSite Realty Corp.	143,571
3,225	Corporate Office Properties Trust	85,882
4,399	Cousins Properties Inc.	146,971
51,930	Crown Castle International Corp.	8,701,910
5,580	CubeSmart	181,517
3,422	CyrusOne Inc.	239,232
7,728	Digital Realty Trust Inc.	1,041,348
4,687	Douglas Emmett Inc.	145,156
10,627	Duke Realty Corp.	404,464
4,296	Empire State Realty Trust Inc., Class A Shares	38,879
2,164	EPR Properties	77,947
7,034	Equinix Inc.	4,908,255
3,584	Equity Commonwealth	95,012
5,023	Equity LifeStyle Properties Inc.	294,298
125,973	Equity Residential	7,296,356
1,856	Essex Property Trust Inc.	456,353
3,633	Extra Space Storage Inc.	409,548

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.9% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.9% - (continued)
2,156	Federal Realty Investment Trust	$188,046
3,495	First Industrial Realty Trust Inc.	146,371
5,963	Gaming and Leisure Properties Inc.(c)	247,703
6,293	Healthcare Trust of America Inc., Class A Shares	163,807
15,583	Healthpeak Properties Inc.	449,725
3,096	Highwoods Properties Inc.	118,577
19,808	Host Hotels & Resorts Inc.	277,906
4,572	Hudson Pacific Properties Inc.	118,872
16,354	Invitation Homes Inc.	467,397
8,262	Iron Mountain Inc.(a)	227,205
3,736	JBG SMITH Properties	114,845
3,269	Kilroy Realty Corp.	199,932
11,571	Kimco Realty Corp.	167,085
2,483	Lamar Advertising Co., Class A Shares	197,672
1,347	Life Storage Inc.	147,793
15,023	Medical Properties Trust Inc.	291,446
3,284	Mid-America Apartment Communities Inc.	414,309
4,947	National Retail Properties Inc.	186,502
6,439	Omega Healthcare Investors Inc.	226,782
4,270	Outfront Media Inc.	80,874
5,736	Paramount Group Inc.	53,058
6,794	Park Hotels & Resorts Inc.	110,878
21,301	Prologis Inc.	2,131,165
42,406	Public Storage	9,518,451
3,943	Rayonier Inc.	111,074
9,940	Realty Income Corp.	596,102
4,835	Regency Centers Corp.	220,379
3,653	Rexford Industrial Realty Inc.	175,052
3,196	SBA Communications Corp., Class A Shares	917,827
8,827	Simon Property Group Inc.	728,845
1,973	SL Green Realty Corp.	114,237
3,020	Spirit Realty Capital Inc.	111,257
6,651	STORE Capital Corp.	216,557
2,793	Sun Communities Inc.	388,227
1,712	Taubman Centers Inc.	73,137
8,472	UDR Inc.	325,918
10,882	Ventas Inc.	521,357
32,682	VEREIT Inc.	231,715
15,622	VICI Properties Inc.	395,080
5,001	Vornado Realty Trust	194,589
3,829	Weingarten Realty Investors	80,064
12,086	Welltower Inc.	761,176
21,746	Weyerhaeuser Co.	631,504
4,774	WP Carey Inc.	330,408

	Total Equity Real Estate Investment Trusts (REITs)	53,961,377

Real Estate Management & Development - 0.0%
9,617	CBRE Group Inc., Class A Shares*	587,983
1,168	Howard Hughes Corp. (The)*	84,949
1,484	Jones Lang LaSalle Inc.*	196,318

	Total Real Estate Management & Development	869,250

	TOTAL REAL ESTATE	54,830,627

UTILITIES - 2.0%
Electric Utilities - 1.4%
7,183	Alliant Energy Corp.	377,826
14,364	American Electric Power Co., Inc.	1,219,360
1,630	Avangrid Inc.	75,860
21,259	Duke Energy Corp.	1,969,859
125,337	Edison International	7,690,678
5,790	Entergy Corp.	630,242
6,519	Evergy Inc.	361,218

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 2.0% - (continued)
Electric Utilities - 1.4% - (continued)
9,924		Eversource Energy	$868,449
28,158		Exelon Corp.	1,156,449
15,614		FirstEnergy Corp.	414,708
3,042		Hawaiian Electric Industries Inc.	108,995
1,429		IDACORP Inc.	129,439
56,664		NextEra Energy Inc.	4,169,904
104,470		NRG Energy Inc.	3,421,392
5,772		OGE Energy Corp.	186,955
38,016		PG&E Corp.*	482,803
3,251		Pinnacle West Capital Corp.	266,094
22,418		PPL Corp.	637,120
30,562		Southern Co. (The)	1,829,136
15,193		Xcel Energy Inc.	1,023,400

		Total Electric Utilities	27,019,887

Gas Utilities - 0.0%
3,419		Atmos Energy Corp.	327,848
2,437		National Fuel Gas Co.	100,331
6,008		UGI Corp.	213,164

		Total Gas Utilities	641,343

Independent Power & Renewable Electricity Producers - 0.1%
18,741		AES Corp. (The)	383,066
14,291		Vistra Corp.	266,956

		Total Independent Power & Renewable Electricity Producers	650,022

Multi-Utilities - 0.4%
7,087		Ameren Corp.	551,227
14,553		CenterPoint Energy Inc.	337,484
8,255		CMS Energy Corp.	508,013
9,749		Consolidated Edison Inc.	743,361
24,266		Dominion Energy Inc.	1,904,638
5,552		DTE Energy Co.	698,497
6,117		MDU Resources Group Inc.	152,558
11,406		NiSource Inc.	276,025
14,604		Public Service Enterprise Group Inc.	851,121
8,381		Sempra Energy	1,068,410
9,130		WEC Energy Group Inc.	866,894

		Total Multi-Utilities	7,958,228

Water Utilities - 0.1%
5,223		American Water Works Co., Inc.	801,104
6,602		Essential Utilities Inc.	298,938

		Total Water Utilities	1,100,042

		TOTAL UTILITIES	37,369,522

		TOTAL COMMON STOCKS (Cost - $986,028,195)	1,833,657,486

CLOSED END MUTUAL FUND SECURITY - 1.1%
FINANCIALS - 1.1%
Capital Markets - 1.1%
321,576		iShares® Core S&P U.S. Value, Common Class Shares(a) (Cost - $18,278,347)	19,436,053

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,004,306,542)	1,853,093,539

Face Amount†
SHORT-TERM INVESTMENTS (d) - 2.6%
MONEY MARKET FUND - 0.8%
$ 14,475,586		Invesco STIT - Government & Agency Portfolio, 0.010%, Institutional Class(e) (Cost - $14,475,586)	14,475,586

TIME DEPOSITS - 1.8%
4,467,174		ANZ National Bank - London, 0.010% due 12/1/20	4,467,174
861,042		Barclays Bank PLC - London, 0.010% due 12/1/20	861,042
		BBH - Grand Cayman:
29,803	CAD	0.010% due 12/1/20	22,947
5,384		0.010% due 12/1/20	5,384

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS (d) - 2.6% (continued)
TIME DEPOSITS - 1.8% - (continued)
$ 17,789,227	BNP Paribas - Paris, 0.010% due 12/1/20	$17,789,227
12,160,842	Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	12,160,842

	TOTAL TIME DEPOSITS (Cost - $35,306,616)	35,306,616

	TOTAL SHORT-TERM INVESTMENTS (Cost - $49,782,202)	49,782,202

	TOTAL INVESTMENTS - 100.5% (Cost - $1,054,088,744)	1,902,875,741

	Liabilities in Excess of Other Assets - (0.5)%	(9,031,289)

	TOTAL NET ASSETS - 100.0%	$1,893,844,452

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security. As of November 30, 2020, total cost and total market value of affiliated securities amounted to $916,021 and $2,385,278, respectively.

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of November 30, 2020
Morgan Stanley	$1,721,653	$150,441	$(62,463)	$32,149	$543,498	$13,502	$2,385,278

(c)	Illiquid security.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.8%.
(e)	Represents investments of collateral received from securities lending transactions.

At November 30, 2020, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,054,088,744	$887,571,388	$(37,721,429)	$849,849,959

Abbreviations used in this schedule:
ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	26.8%
Health Care	14.3
Consumer Discretionary	12.6
Financials	9.9
Communication Services	9.7
Industrials	9.5
Consumer Staples	5.3
Materials	3.3
Real Estate	2.9
Utilities	2.0
Energy	1.8
Short-Term Investments	1.9

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At November 30, 2020, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index December Futures	72	12/20	$12,108,262	$13,043,700	$935,438
S&P MidCap 400 E-mini Index December Futures	4	12/20	739,837	867,361	127,524

					$1,062,962

At November 30, 2020, Large Cap Equity Fund had deposited cash of $921,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.3%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.3%
2,933	Alaska Communications Systems Group Inc.	$8,975
591	Anterix Inc.*	17,689
595	ATN International Inc.	29,119
1,054	Bandwidth Inc., Class A Shares*	159,976
1,942	Cincinnati Bell Inc.*	29,538
2,334	Cogent Communications Holdings Inc.	135,699
4,038	Consolidated Communications Holdings Inc.*	22,613
5,504	GCI Liberty Inc., Class A Shares*	501,524
693	IDT Corp., Class B Shares*	8,261
6,458	Iridium Communications Inc.*	207,237
2,331	Liberty Latin America Ltd., Class A Shares*	26,457
6,342	Liberty Latin America Ltd., Class C Shares*	71,728
1,271	Ooma Inc.*	19,840
35,595	ORBCOMM Inc.*	203,603
47,494	Vonage Holdings Corp.*	610,773

	Total Diversified Telecommunication Services	2,053,032

Entertainment - 0.5%
2,972	AMC Entertainment Holdings Inc., Class A Shares(a)	12,690
5,880	Cinemark Holdings Inc.	90,846
7,782	Eros STX Global Corp.*(a)	16,576
1,105	Gaia Inc., Class A Shares*	11,017
7,921	Glu Mobile Inc.*	80,081
2,644	IMAX Corp.*	39,211
594	Liberty Media Corp-Liberty Braves, Class A Shares*	14,951
2,091	Liberty Media Corp-Liberty Braves, Class C Shares*	52,275
1,397	Liberty Media Corp-Liberty Formula One, Class A Shares*(a)	52,849
10,990	Liberty Media Corp-Liberty Formula One, Class C Shares*	459,162
3,417	Lions Gate Entertainment Corp., Class A Shares*	33,282
6,129	Lions Gate Entertainment Corp., Class B Shares*	55,038
3,392	LiveXLive Media Inc.*(a)	8,480
1,025	Madison Square Garden Entertainment Corp.*	77,910
2,823	Madison Square Garden Sports Corp., Class A Shares*	478,216
1,226	Marcus Corp. (The)	14,393
14,196	World Wrestling Entertainment Inc., Class A Shares	610,996
171,944	Zynga Inc., Class A Shares*	1,418,538

	Total Entertainment	3,526,511

Interactive Media & Services - 0.3%
4,727	Cargurus Inc., Class A Shares*	118,411
3,633	Cars.com Inc.*	40,581
2,121	DHI Group Inc.*	4,072
3,464	Eventbrite Inc., Class A Shares*	58,091
774	EverQuote Inc., Class A Shares*	29,149
4,565	Liberty TripAdvisor Holdings Inc., Class A Shares*	12,554
2,640	QuinStreet Inc.*	47,111
5,734	TripAdvisor Inc.*	149,657
6,296	TrueCar Inc.*	25,688
3,846	Yelp Inc., Class A Shares*	122,841
3,166	Zillow Group Inc., Class A Shares*	349,368
7,812	Zillow Group Inc., Class C Shares*	842,212

	Total Interactive Media & Services	1,799,735

Media - 1.2%
2,170	AMC Networks Inc., Class A Shares*(a)	71,545
700	Boston Omaha Corp., Class A Shares*	16,226
1,715	Cable One Inc.	3,396,849
1,422	Cardlytics Inc.*(a)	168,763

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.4% - (continued)
Media - 1.2% - (continued)
3,423	comScore Inc.*	$8,729
94,900	Criteo SA, ADR*	1,838,213
62	Daily Journal Corp.*	16,740
930	Emerald Holding Inc.	3,962
7,106	Entercom Communications Corp., Class A Shares	17,268
2,331	Entravision Communications Corp., Class A Shares	6,760
3,017	EW Scripps Co. (The), Class A Shares	38,497
2,051	Fluent Inc.*	7,055
7,491	Gannett Co., Inc.*	21,274
4,483	Gray Television Inc.*	79,170
634	Hemisphere Media Group Inc., Class A Shares*	6,822
3,322	iHeartMedia Inc., Class A Shares*	39,714
21,486	Interpublic Group of Cos., Inc. (The)	478,708
9,946	John Wiley & Sons Inc., Class A Shares	343,535
764	Loral Space & Communications Inc.	17,557
2,327	Meredith Corp.	47,354
2,237	MSG Networks Inc., Class A Shares*	27,157
3,988	National CineMedia Inc.	13,440
8,991	New York Times Co. (The), Class A Shares	385,804
21,372	News Corp., Class A Shares	377,216
6,710	News Corp., Class B Shares	119,505
2,423	Nexstar Media Group Inc., Class A Shares	255,021
152	Saga Communications Inc., Class A Shares	3,458
1,571	Scholastic Corp.	37,264
2,627	Sinclair Broadcast Group Inc., Class A Shares	71,612
1,347	TechTarget Inc.*	70,717
12,035	TEGNA Inc.	173,424
1,112	Tribune Publishing Co.	13,433
2,901	WideOpenWest Inc.*	23,759

	Total Media	8,196,551

Wireless Telecommunication Services - 0.1%
2,492	Boingo Wireless Inc.*	35,262
2,907	Gogo Inc.*(a)	30,640
2,646	Shenandoah Telecommunications Co.	117,588
801	Spok Holdings Inc.	7,874
5,557	Telephone & Data Systems Inc.	105,472
846	United States Cellular Corp.*	26,522

	Total Wireless Telecommunication Services	323,358

	TOTAL COMMUNICATION SERVICES	15,899,187

CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.5%
4,800	Adient PLC*	150,192
6,163	American Axle & Manufacturing Holdings Inc.*	49,057
13,601	BorgWarner Inc.	528,399
2,758	Cooper Tire & Rubber Co.	109,575
1,035	Cooper-Standard Holdings Inc.*	35,107
7,924	Dana Inc.	133,440
1,450	Dorman Products Inc.*	133,936
2,242	Fox Factory Holding Corp.*	195,659
13,580	Gentex Corp.	442,708
1,766	Gentherm Inc.*	100,415
13,071	Goodyear Tire & Rubber Co. (The)	136,200
1,358	LCI Industries	170,809
3,293	Lear Corp.	470,734
2,992	Modine Manufacturing Co.*	32,673
1,072	Motorcar Parts of America Inc.*	21,569
1,228	Patrick Industries Inc.	77,413
1,189	Standard Motor Products Inc.	55,039
1,385	Stoneridge Inc.*	37,201
2,911	Tenneco Inc., Class A Shares*	31,002

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.4% - (continued)
Auto Components - 0.5% - (continued)
1,515	Visteon Corp.*	$183,088
5,088	Workhorse Group Inc.*(a)	129,083
912	XPEL Inc.*	34,547

	Total Auto Components	3,257,846

Automobiles - 0.1%
8,510	Harley-Davidson Inc.	342,868
3,042	Thor Industries Inc.	293,584
1,713	Winnebago Industries Inc.	90,669

	Total Automobiles	727,121

Distributors - 0.1%
2,484	Core-Mark Holding Co., Inc.	77,476
1,513	Funko Inc., Class A Shares*(a)	13,284
421	Greenlane Holdings Inc., Class A Shares*	1,747
2,148	Pool Corp.	743,444
241	Weyco Group Inc.	4,319

	Total Distributors	840,270

Diversified Consumer Services - 0.7%
2,816	Adtalem Global Education Inc.*	80,622
838	American Public Education Inc.*	26,012
1,014	Aspen Group Inc.*	12,320
11,266	Bright Horizons Family Solutions Inc.*	1,916,459
928	Carriage Services Inc., Class A Shares	25,251
6,758	Chegg Inc.*	526,651
505	Collectors Universe Inc.	38,961
1,302	Franchise Group Inc.	34,881
4,715	frontdoor Inc.*	223,208
231	Graham Holdings Co., Class B Shares	103,262
2,537	Grand Canyon Education Inc.*	211,763
10,593	H&R Block Inc.	199,148
6,551	Houghton Mifflin Harcourt Co.*	19,718
2,192	K12 Inc.*	51,139
5,835	Laureate Education Inc., Class A Shares*	82,857
2,765	OneSpaWorld Holdings Ltd.	24,443
3,809	Perdoceo Education Corp.*	43,194
1,186	Regis Corp.*	10,069
9,407	Service Corp. International	457,556
1,306	Strategic Education Inc.	122,620
7,186	Terminix Global Holdings Inc.*	352,330
1,566	Universal Technical Institute Inc.*	10,273
3,833	Vivint Smart Home Inc.*	84,441
2,668	WW International Inc.*	78,733

	Total Diversified Consumer Services	4,735,911

Hotels, Restaurants & Leisure - 1.8%
2,216	Accel Entertainment Inc., Class A Shares*	23,135
12,570	Aramark	439,950
1,001	Bally’s Corp.	44,474
3	Biglari Holdings Inc., Class A Shares*(b)	1,719
43	Biglari Holdings Inc., Class B Shares*	4,816
1,137	BJ’s Restaurants Inc.	37,555
4,700	Bloomin’ Brands Inc.	82,250
271	Bluegreen Vacations Corp.	1,724
490	Bluegreen Vacations Holding Corp., Class A Shares	6,228
4,471	Boyd Gaming Corp.	172,089
2,400	Brinker International Inc.	120,264
9,165	Caesars Entertainment Inc.*	624,320
2,267	Carrols Restaurant Group Inc.*	15,416
1,124	Century Casinos Inc.*	6,643
18,321	Cheesecake Factory Inc. (The)	686,671
1,909	Choice Hotels International Inc.	190,232
9,138	Churchill Downs Inc.	1,644,109

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.4% - (continued)
Hotels, Restaurants & Leisure - 1.8% - (continued)
1,103	Chuy’s Holdings Inc.*	$26,141
1,336	Cracker Barrel Old Country Store Inc.	186,479
2,551	Dave & Buster’s Entertainment Inc.	64,591
1,875	Del Taco Restaurants Inc.*	16,594
3,542	Denny’s Corp.*	40,768
855	Dine Brands Global Inc.	53,839
4,552	Dunkin’ Brands Group Inc.	484,060
1,056	El Pollo Loco Holdings Inc.*	16,547
4,367	Everi Holdings Inc.*	46,465
9,808	Extended Stay America Inc.	134,468
893	Fiesta Restaurant Group Inc.*	10,493
412	GAN Ltd.*(a)	6,695
1,107	Golden Entertainment Inc.*	18,432
4,671	Hilton Grand Vacations Inc.*	129,574
1,920	Hyatt Hotels Corp., Class A Shares	138,182
84,436	International Game Technology PLC	1,063,049
1,235	Jack in the Box Inc.	113,608
296	Kura Sushi USA Inc., Class A Shares*	4,875
1,459	Lindblad Expeditions Holdings Inc.*	18,690
2,215	Marriott Vacations Worldwide Corp.	282,036
697	Monarch Casino & Resort Inc.*	38,488
185	Nathan’s Famous Inc.	10,508
2,016	Noodles & Co., Class A Shares*	16,027
17,580	Norwegian Cruise Line Holdings Ltd.*	402,055
1,770	Papa John’s International Inc.	142,237
8,409	Penn National Gaming Inc.*	588,630
4,420	Planet Fitness Inc., Class A Shares*	322,439
1,121	PlayAGS Inc.*	5,515
632	RCI Hospitality Holdings Inc.	18,650
946	Red Robin Gourmet Burgers Inc.*	19,024
3,589	Red Rock Resorts Inc., Class A Shares	78,043
1,747	Ruth’s Hospitality Group Inc.	27,201
3,076	Scientific Games Corp., Class A Shares*	114,673
18,226	SeaWorld Entertainment Inc.*	508,505
1,915	Shake Shack Inc., Class A Shares*	156,379
4,264	Six Flags Entertainment Corp.	131,033
1,394	Target Hospitality Corp.*	2,203
13,134	Texas Roadhouse Inc., Class A Shares	995,557
2,220	Vail Resorts Inc.	612,365
9,835	Wendy’s Co. (The)	216,272
1,613	Wingstop Inc.	205,351
4,622	Wyndham Destinations Inc.	194,401
5,045	Wyndham Hotels & Resorts Inc.	290,087

	Total Hotels, Restaurants & Leisure	12,052,824

Household Durables - 1.4%
1,540	Beazer Homes USA Inc.*	22,807
1,304	Casper Sleep Inc.*	8,202
509	Cavco Industries Inc.*	91,625
1,614	Century Communities Inc.*	71,823
1,148	Ethan Allen Interiors Inc.	20,974
7,058	GoPro Inc., Class A Shares*	49,335
1,313	Green Brick Partners Inc.*	28,584
302	Hamilton Beach Brands Holding Co., Class A Shares	5,672
1,385	Helen of Troy Ltd.*	279,756
681	Hooker Furniture Corp.	20,614
1,260	Installed Building Products Inc.*	124,513
1,514	iRobot Corp.*(a)	118,743
4,842	KB Home	170,438
2,474	La-Z-Boy Inc.	91,637
368	Legacy Housing Corp.*	5,483

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.4% - (continued)
Household Durables - 1.4% - (continued)
7,168	Leggett & Platt Inc.	$308,941
1,224	LGI Homes Inc.*	132,253
500	Lifetime Brands Inc.	6,735
489	Lovesac Co. (The)*	15,589
1,472	M/I Homes Inc.*	66,902
2,796	MDC Holdings Inc.	134,963
2,044	Meritage Homes Corp.*	184,267
3,197	Mohawk Industries Inc.*	402,279
58,781	Newell Brands Inc.	1,249,684
186	NVR Inc.*	743,476
15,054	PulteGroup Inc.	656,806
1,173	Purple Innovation Inc., Class A Shares*	34,979
2,969	Skyline Champion Corp.*	91,237
4,248	Sonos Inc.*	94,476
6,771	Taylor Morrison Home Corp., Class A Shares*	171,171
53,264	Tempur Sealy International Inc.*	1,341,720
6,330	Toll Brothers Inc.	299,726
13,747	TopBuild Corp.*	2,395,140
7,030	TRI Pointe Group Inc.*	122,884
2,621	Tupperware Brands Corp.*	88,197
758	Turtle Beach Corp.*	14,167
701	Universal Electronics Inc.*	36,915
1,020	VOXX International Corp., Class A Shares*	13,127

	Total Household Durables	9,715,840

Internet & Direct Marketing Retail - 0.4%
11,814	1-800-Flowers.com Inc., Class A Shares*(a)	276,920
1,180	CarParts.com Inc.*(a)	17,783
429	Duluth Holdings Inc., Class B Shares*(a)	6,306
6,548	Etsy Inc.*	1,052,264
1,217	Groupon Inc., Class A Shares*	36,705
5,062	Grubhub Inc.*	356,061
533	Lands’ End Inc.*	13,293
1,785	Liquidity Services Inc.*	16,975
6,232	Magnite Inc.*	118,408
2,314	Overstock.com Inc.*(a)	156,172
1,141	PetMed Express Inc.	35,029
4,752	Quotient Technology Inc.*	35,402
20,975	Qurate Retail Inc., Class A Shares	219,608
3,411	RealReal Inc. (The)*	47,242
1,200	Shutterstock Inc.	82,512
934	Stamps.com Inc.*	175,088
3,085	Stitch Fix Inc., Class A Shares*	124,942
4,149	Waitr Holdings Inc.*	13,775

	Total Internet & Direct Marketing Retail	2,784,485

Leisure Products - 0.4%
1,896	Acushnet Holdings Corp.	71,479
770	American Outdoor Brands Inc.*	10,691
19,160	BRP Inc.	1,093,078
4,299	Brunswick Corp.	320,877
5,133	Callaway Golf Co.	109,076
773	Clarus Corp.	11,131
544	Escalade Inc.	10,483
285	Johnson Outdoors Inc., Class A Shares	23,826
1,119	Malibu Boats Inc., Class A Shares*	63,772
338	Marine Products Corp.	5,212
1,019	MasterCraft Boat Holdings Inc.*	22,072
18,909	Mattel Inc.*	292,900
1,615	Nautilus Inc.*	34,077
3,261	Polaris Inc.	313,056
3,080	Smith & Wesson Brands Inc.	48,541

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.4% - (continued)
Leisure Products - 0.4% - (continued)
937	Sturm Ruger & Co., Inc.	$57,382
3,436	Vista Outdoor Inc.*	70,885
4,476	YETI Holdings Inc.*	282,749

	Total Leisure Products	2,841,287

Multiline Retail - 0.2%
2,147	Big Lots Inc.	110,936
500	Dillard’s Inc., Class A Shares(a)	23,380
8,541	Kohl’s Corp.	275,020
16,026	Macy’s Inc.(a)	163,625
6,012	Nordstrom Inc.(a)	155,831
2,996	Ollie’s Bargain Outlet Holdings Inc.*	263,828

	Total Multiline Retail	992,620

Specialty Retail - 1.9%
3,701	Aaron’s Holdings Co., Inc.	232,904
3,697	Abercrombie & Fitch Co., Class A Shares	76,676
8,163	American Eagle Outfitters Inc.	146,852
360	America’s Car-Mart Inc.*	37,620
1,060	Asbury Automotive Group Inc.*	119,536
3,007	At Home Group Inc.*	56,953
3,224	AutoNation Inc.*	197,599
6,932	Bed Bath & Beyond Inc.(a)	145,295
1,549	Boot Barn Holdings Inc.*	63,912
1,495	Buckle Inc. (The)	40,096
1,947	Caleres Inc.	22,916
1,821	Camping World Holdings Inc., Class A Shares(a)	55,814
20,540	CarMax Inc.*	1,920,079
1,221	Cato Corp. (The), Class A Shares	9,841
42,058	Chico’s FAS Inc.	63,508
9,408	Children’s Place Inc. (The)(a)	404,356
480	Citi Trends Inc.	16,267
814	Conn’s Inc.*	9,023
1,367	Container Store Group Inc. (The)*	12,713
36,020	Designer Brands Inc., Class A Shares	284,558
3,409	Dick’s Sporting Goods Inc.	193,665
24,986	Express Inc.*	37,979
9,345	Five Below Inc.*	1,461,558
5,234	Floor & Decor Holdings Inc., Class A Shares*	419,191
5,702	Foot Locker Inc.	213,255
3,461	GameStop Corp., Class A Shares*(a)	57,314
10,046	Gap Inc. (The)	210,564
863	Genesco Inc.*	27,072
974	Group 1 Automotive Inc.	115,721
1,961	GrowGeneration Corp.*(a)	68,968
2,360	Guess? Inc.	39,624
992	Haverty Furniture Cos., Inc.	27,002
924	Hibbett Sports Inc.*	38,032
2,307	Hudson Ltd., Class A Shares*	17,741
12,788	L Brands Inc.	496,302
1,418	Lithia Motors Inc., Class A Shares	410,227
1,569	Lumber Liquidators Holdings Inc.*	45,313
1,240	MarineMax Inc.*	40,722
4,190	Michaels Cos., Inc. (The)*(a)	41,439
20,099	Monro Inc.	944,854
1,520	Murphy USA Inc.	194,864
37,855	National Vision Holdings Inc.*	1,620,573
20,557	ODP Corp. (The)	589,369
260	OneWater Marine Inc., Class A Shares*	7,270
1,672	Penske Automotive Group Inc.	92,077
2,667	Rent-A-Center Inc.	90,198
865	RH*	391,983

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.4% - (continued)
Specialty Retail - 1.9% - (continued)
6,123	Sally Beauty Holdings Inc.*	$70,415
564	Shoe Carnival Inc.	20,625
3,024	Signet Jewelers Ltd.	91,597
1,518	Sleep Number Corp.*	105,334
1,370	Sonic Automotive Inc., Class A Shares	55,321
2,372	Sportsman’s Warehouse Holdings Inc.*	33,042
1,548	Tilly’s Inc., Class A Shares	14,133
3,769	Urban Outfitters Inc.*	103,195
1,326	Vroom Inc.*	47,550
4,238	Williams-Sonoma Inc.	463,934
173	Winmark Corp.	31,140
1,208	Zumiez Inc.*	44,805

	Total Specialty Retail	12,890,486

Textiles, Apparel & Luxury Goods - 0.9%
7,827	Capri Holdings Ltd.*	276,919
16,874	Carter’s Inc.	1,501,617
1,575	Columbia Sportswear Co.	129,040
3,685	Crocs Inc.*	217,010
1,536	Deckers Outdoor Corp.*	391,050
2,939	Fossil Group Inc.*	31,154
2,282	G-III Apparel Group Ltd.*	46,484
18,892	Hanesbrands Inc.	268,267
2,821	Kontoor Brands Inc.	117,551
426	Lakeland Industries Inc.*	8,443
703	Movado Group Inc.	11,902
911	Oxford Industries Inc.	50,825
3,864	PVH Corp.	307,149
2,671	Ralph Lauren Corp., Class A Shares	229,038
439	Rocky Brands Inc.	12,731
7,398	Skechers U.S.A. Inc., Class A Shares*	247,611
4,503	Steven Madden Ltd.	141,710
731	Superior Group of Cos., Inc.	15,892
15,175	Tapestry Inc.	429,756
10,230	Under Armour Inc., Class A Shares*	169,511
11,233	Under Armour Inc., Class C Shares*	163,440
888	Unifi Inc.*	13,444
915	Vera Bradley Inc.*	7,759
42,985	Wolverine World Wide Inc.	1,240,547

	Total Textiles, Apparel & Luxury Goods	6,028,850

	TOTAL CONSUMER DISCRETIONARY	56,867,540

CONSUMER STAPLES - 4.0%
Beverages - 0.5%
486	Boston Beer Co., Inc. (The), Class A Shares*	452,388
1,843	Celsius Holdings Inc.*	59,437
257	Coca-Cola Consolidated Inc.	67,254
8,812	Diageo PLC, ADR	1,365,420
716	MGP Ingredients Inc.	31,225
677	National Beverage Corp.*(a)	66,366
5,798	NewAge Inc.*(a)	19,887
26,526	Pernod Ricard SA, ADR(a)	1,022,577
8,559	Primo Water Corp.	128,642

	Total Beverages	3,213,196

Food & Staples Retailing - 0.3%
2,360	Albertsons Cos., Inc., Class A Shares(a)	37,831
1,628	Andersons Inc. (The)	37,004
7,653	BJ’s Wholesale Club Holdings Inc.*	313,696
2,024	Casey’s General Stores Inc.	367,720
1,867	Chefs’ Warehouse Inc. (The)*	43,025
4,016	Grocery Outlet Holding Corp.*	155,098
1,917	HF Foods Group Inc.*(a)	14,895

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.0% - (continued)
Food & Staples Retailing - 0.3% - (continued)
768	Ingles Markets Inc., Class A Shares	$28,869
321	Natural Grocers by Vitamin Cottage Inc.	4,674
7,291	Performance Food Group Co.*	316,283
1,242	PriceSmart Inc.	100,950
2,924	Rite Aid Corp.*(a)	38,597
2,027	SpartanNash Co.	38,270
6,406	Sprouts Farmers Market Inc.*	135,615
3,026	United Natural Foods Inc.*	52,198
12,095	US Foods Holding Corp.*	380,751
542	Village Super Market Inc., Class A Shares	12,553
487	Weis Markets Inc.	23,196

	Total Food & Staples Retailing	2,101,225

Food Products - 2.0%
325	Alico Inc.	10,072
3,490	B&G Foods Inc.(a)	96,638
2,819	Beyond Meat Inc.*(a)	394,378
71	Bridgford Foods Corp.*	1,324
7,389	Bunge Ltd.	435,138
6,648	Calavo Growers Inc.	476,196
81,160	Cal-Maine Foods Inc.*	3,175,791
8,816	Darling Ingredients Inc.*	425,637
956	Farmer Brothers Co.*	4,254
10,668	Flowers Foods Inc.	236,723
1,724	Fresh Del Monte Produce Inc.	43,772
2,125	Freshpet Inc.*	290,870
35,376	Hain Celestial Group Inc. (The)*	1,361,976
6,578	Hostess Brands Inc., Class A Shares*	89,132
3,700	Ingredion Inc.	285,455
819	J&J Snack Foods Corp.	119,074
455	John B Sanfilippo & Son Inc.	33,766
8,093	Lamb Weston Holdings Inc.	585,771
1,083	Lancaster Colony Corp.	183,384
1,555	Landec Corp.*	16,094
974	Limoneira Co.	14,250
13,556	Mission Produce Inc.*	182,328
2,939	Pilgrim’s Pride Corp.*	55,518
3,565	Post Holdings Inc.*	336,750
25,551	Sanderson Farms Inc.	3,493,588
14	Seaboard Corp.	44,838
375	Seneca Foods Corp., Class A Shares*	15,705
4,640	Simply Good Foods Co. (The)*	100,874
910	Tootsie Roll Industries Inc.	28,183
33,267	TreeHouse Foods Inc.*	1,368,272
520	Vital Farms Inc.*(a)	15,413

	Total Food Products	13,921,164

Household Products - 0.3%
2,713	Central Garden & Pet Co., Class A Shares*	101,371
3,420	Energizer Holdings Inc.	143,264
45,040	Henkel AG & Co. KGaA, ADR	1,088,166
1,459	Kimberly-Clark Corp.	203,253
205	Oil-Dri Corp. of America	7,058
2,681	Reynolds Consumer Products Inc.	81,342
2,310	Spectrum Brands Holdings Inc.	154,377
747	WD-40 Co.	189,970

	Total Household Products	1,968,801

Personal Products - 0.9%
154,472	Beiersdorf AG, ADR(a)	3,462,489
2,250	BellRing Brands Inc., Class A Shares*	45,900
15,833	Coty Inc., Class A Shares	113,839
2,970	Edgewell Personal Care Co.*	103,207

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.0% - (continued)
Personal Products - 0.9% - (continued)
2,343	elf Beauty Inc.*	$50,937
25,709	Herbalife Nutrition Ltd.*	1,231,718
996	Inter Parfums Inc.	54,093
920	Lifevantage Corp.*	9,780
620	Medifast Inc.	126,567
462	Nature’s Sunshine Products Inc.*	5,743
14,098	Nu Skin Enterprises Inc., Class A Shares	726,188
325	Revlon Inc., Class A Shares*(a)	4,179
648	USANA Health Sciences Inc.*	48,717
2,601	Veru Inc.*	7,907

	Total Personal Products	5,991,264

Tobacco - 0.0%
700	Turning Point Brands Inc.	27,314
1,350	Universal Corp.	61,438
8,115	Vector Group Ltd.	91,213

	Total Tobacco	179,965

	TOTAL CONSUMER STAPLES	27,375,615

ENERGY - 1.2%
Energy Equipment & Services - 0.3%
7,139	Archrock Inc.	55,470
1,053	Aspen Aerogels Inc.*	14,868
284	Bristow Group Inc.*	6,319
2,683	Cactus Inc., Class A Shares	62,246
10,781	ChampionX Corp.*	128,078
854	DMC Global Inc.	34,886
11,094	Dril-Quip Inc.*	315,291
1,217	Exterran Corp.*	5,160
1,825	Forum Energy Technologies Inc.*	24,455
8,417	Frank’s International NV*	18,770
7,965	Helix Energy Solutions Group Inc.*	29,948
5,786	Helmerich & Payne Inc.	131,747
9,400	ION Geophysical Corp.*	17,766
3,510	Liberty Oilfield Services Inc., Class A Shares	32,643
1,521	Matrix Service Co.*	14,571
246	Nabors Industries Ltd.(a)	12,888
984	National Energy Services Reunited Corp.*	8,600
21,318	National Oilwell Varco Inc.	261,359
5,187	Newpark Resources Inc.*	7,780
69,810	NexTier Oilfield Solutions Inc.*	195,468
31,036	Oceaneering International Inc.*	188,389
23,734	Oil States International Inc.*	105,379
36,247	Patterson-UTI Energy Inc.	156,225
4,718	ProPetro Holding Corp.*	27,223
59,434	RPC Inc.*	184,245
3,334	Select Energy Services Inc., Class A Shares*	14,103
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	9,018
46,600	TETRA Technologies Inc.*	37,779
1,554	Tidewater Inc.*	14,779
32,510	Transocean Ltd.*	60,143
4,215	US Silica Holdings Inc.	18,209

	Total Energy Equipment & Services	2,193,805

Oil, Gas & Consumable Fuels - 0.9%
166	Adams Resources & Energy Inc.	4,399
15,819	Antero Midstream Corp.	106,620
12,708	Antero Resources Corp.*	49,815
21,480	Apache Corp.	276,877
895	Arch Resources Inc.	29,929
1,299	Ardmore Shipping Corp.	4,300
4,260	Berry Corp.	16,358
1,131	Bonanza Creek Energy Inc.*	24,961

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 1.2% - (continued)
Oil, Gas & Consumable Fuels - 0.9% - (continued)
2,535	Brigham Minerals Inc., Class A Shares	$26,415
5,562	Cimarex Energy Co.	199,954
8,189	Clean Energy Fuels Corp.*	37,260
12,114	CNX Resources Corp.*	113,993
2,467	Comstock Resources Inc.*	12,014
1,079	CONSOL Energy Inc.*	5,708
4,895	Contango Oil & Gas Co.*	8,175
4,159	Continental Resources Inc.(a)	63,965
1,608	CVR Energy Inc.	22,737
3,419	Delek US Holdings Inc.	45,438
58,037	Devon Energy Corp.	811,938
5,873	DHT Holdings Inc.	30,011
1,459	Diamond S Shipping Inc.*	10,038
8,583	Diamondback Energy Inc.	342,977
1,888	Dorian LPG Ltd.*	20,636
660	Earthstone Energy Inc., Class A Shares*	2,495
6,337	Energy Fuels Inc.*(a)	13,181
15,302	EQT Corp.	227,694
22,454	Equitrans Midstream Corp.	183,225
969	Evolution Petroleum Corp.	2,946
1,579	Falcon Minerals Corp.	3,632
6,450	Frontline Ltd.(a)	40,312
5,145	Golar LNG Ltd.*	46,819
224	Goodrich Petroleum Corp.*	2,589
1,908	Green Plains Inc.*	28,200
8,207	HollyFrontier Corp.	191,962
1,318	International Seaways Inc.	22,261
22,339	Kosmos Energy Ltd.	39,317
6,876	Magnolia Oil & Gas Corp., Class A Shares*	42,975
44,517	Marathon Oil Corp.	263,541
6,113	Matador Resources Co.*	62,230
8,145	Murphy Oil Corp.	81,939
175	NACCO Industries Inc., Class A Shares	4,681
636	NextDecade Corp.*	1,526
7,882	Nordic American Tankers Ltd.(a)	25,143
3,617	Overseas Shipholding Group Inc., Class A Shares*	7,234
14,370	Ovintiv Inc.	183,361
1,976	Par Pacific Holdings Inc.*	22,507
16,622	Parsley Energy Inc., Class A Shares	208,274
5,319	PBF Energy Inc., Class A Shares	38,616
5,509	PDC Energy Inc.*	92,110
3,508	Peabody Energy Corp.*	4,736
589	Penn Virginia Corp.*	5,313
28	PrimeEnergy Resources Corp.*	1,717
81,395	QEP Resources Inc.	131,046
61,186	Range Resources Corp.	446,658
2,120	Renewable Energy Group Inc.*	123,129
334	REX American Resources Corp.*	26,219
2,779	Scorpio Tankers Inc.	32,070
5,075	SFL Corp., Ltd.	34,358
5,850	SM Energy Co.	24,745
34,242	Southwestern Energy Co.*	106,493
669	Talos Energy Inc.*	5,727
12,600	Targa Resources Corp.	296,100
8,170	Tellurian Inc.*	12,173
10,570	Uranium Energy Corp.*	11,204
5,333	W&T Offshore Inc.*(a)	10,453
50	Whiting Petroleum Corp.*	1,132
3,412	World Fuel Services Corp.	96,969

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 1.2% - (continued)
Oil, Gas & Consumable Fuels - 0.9% - (continued)
22,468	WPX Energy Inc.*	$159,972

	Total Oil, Gas & Consumable Fuels	5,633,502

	TOTAL ENERGY	7,827,307

FINANCIALS - 12.8%
Banks - 4.4%
350	1st Constitution Bancorp	5,719
963	1st Source Corp.	35,939
494	ACNB Corp.	12,306
950	Allegiance Bancshares Inc.	30,077
985	Altabancorp	26,989
634	Amalgamated Bank, Class A Shares	8,064
1,137	Amerant Bancorp Inc., Class A Shares*	16,884
732	American National Bankshares Inc.	19,017
3,629	Ameris Bancorp	123,422
548	Ames National Corp.	11,788
777	Arrow Financial Corp.	23,124
8,931	Associated Banc-Corp.	136,823
1,396	Atlantic Capital Bancshares Inc.*	19,600
4,373	Atlantic Union Bankshares Corp.	130,796
136	Auburn National Bancorporation Inc.	5,693
2,690	Banc of California Inc.	35,777
942	BancFirst Corp.	51,085
2,877	Bancorp Inc. (The)*	33,949
5,575	BancorpSouth Bank	141,326
331	Bank First Corp.	22,892
1,542	Bank of Commerce Holdings	14,510
2,201	Bank of Hawaii Corp.	164,811
842	Bank of Marin Bancorp	29,217
2,905	Bank of NT Butterfield & Son Ltd. (The)	91,972
221	Bank of Princeton (The)	5,266
6,819	Bank OZK	190,659
201	Bank7 Corp.	2,444
701	BankFinancial Corp.	5,657
93,453	BankUnited Inc.	2,664,345
317	Bankwell Financial Group Inc.	5,801
8,151	Banner Corp.	336,881
911	Bar Harbor Bankshares	20,999
780	Baycom Corp.*	11,232
686	BCB Bancorp Inc.	6,977
27,601	Berkshire Hills Bancorp Inc.	452,656
1,791	BOK Financial Corp.	119,907
4,532	Boston Private Financial Holdings Inc.	32,449
1,088	Bridge Bancorp Inc.	24,284
4,128	Brookline Bancorp Inc.	46,935
951	Bryn Mawr Bank Corp.	28,359
1,224	Business First Bancshares Inc.	22,852
1,431	Byline Bancorp Inc.	21,937
237	C&F Financial Corp.	8,888
6,781	Cadence BanCorp, Class A Shares	94,527
430	California BanCorp*	6,923
388	Cambridge Bancorp	26,229
760	Camden National Corp.	26,106
297	Capital Bancorp Inc.*	3,531
632	Capital City Bank Group Inc.	14,391
1,036	Capstar Financial Holdings Inc.	12,484
946	Carter Bankshares Inc.	8,864
3,917	Cathay General Bancorp	110,655
286	CB Financial Services Inc.	6,404
1,153	CBTX Inc.	25,308
1,125	Central Pacific Financial Corp.	18,439
932	Central Valley Community Bancorp	13,281

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 4.4% - (continued)
185	Century Bancorp Inc., Class A Shares	$13,672
124	Chemung Financial Corp.	4,160
377	ChoiceOne Financial Services Inc.	11,171
5,438	CIT Group Inc.	182,119
722	Citizens & Northern Corp.	13,104
268	Citizens Holding Co.	5,491
862	City Holding Co.	56,625
1,009	Civista Bancshares Inc.	16,981
776	CNB Financial Corp.	15,272
656	Coastal Financial Corp.*	12,936
632	Codorus Valley Bancorp Inc.	10,611
315	Colony Bankcorp Inc.	4,492
3,948	Columbia Banking System Inc.	124,796
31,842	Comerica Inc.	1,566,626
5,588	Commerce Bancshares Inc.	368,584
2,870	Community Bank System Inc.	178,658
856	Community Bankers Trust Corp.	5,564
155	Community Financial Corp. (The)	4,245
925	Community Trust Bancorp Inc.	31,311
2,170	ConnectOne Bancorp Inc.	38,474
293	County Bancorp Inc.	6,288
2,532	CrossFirst Bankshares Inc.*	23,041
3,138	Cullen/Frost Bankers Inc.	263,310
1,569	Customers Bancorp Inc.*	26,500
7,072	CVB Financial Corp.	134,297
1,568	Dime Community Bancshares Inc.	22,658
1,760	Eagle Bancorp Inc.	64,733
391	Eagle Bancorp Montana Inc.	8,059
7,812	East West Bancorp Inc.	333,729
544	Enterprise Bancorp Inc.	14,079
1,468	Enterprise Financial Services Corp.	49,927
998	Equity Bancshares Inc., Class A Shares*	20,234
279	Esquire Financial Holdings Inc.*	5,217
187	Evans Bancorp Inc.	5,045
473	Farmers & Merchants Bancorp Inc.	10,822
1,758	Farmers National Banc Corp.	22,045
1,697	FB Financial Corp.	54,168
224	Fidelity D&D Bancorp Inc.(a)	13,066
750	Financial Institutions Inc.	15,008
12,938	First Bancorp	144,685
581	First Bancorp Inc. (The)	14,078
1,080	First Bancshares Inc. (The)	29,549
727	First Bank	6,754
3,031	First Busey Corp.	60,650
370	First Business Financial Services Inc.	6,989
193	First Capital Inc.(a)	12,788
702	First Choice Bancorp	11,604
344	First Citizens BancShares Inc., Class A Shares	181,835
3,394	First Commonwealth Financial Corp.	32,820
1,018	First Community Bancshares Inc.	21,449
407	First Community Corp.	7,025
18,690	First Financial Bancorp	299,975
7,127	First Financial Bankshares Inc.	238,184
743	First Financial Corp.	28,137
2,043	First Foundation Inc.	36,284
211	First Guaranty Bancshares Inc.	3,549
7,255	First Hawaiian Inc.	159,030
29,782	First Horizon Corp.	363,936
617	First Internet Bancorp	15,783
2,411	First Interstate BancSystem Inc., Class A Shares	91,739

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 4.4% - (continued)
2,725	First Merchants Corp.	$90,797
677	First Mid Bancshares Inc.	20,344
5,980	First Midwest Bancorp Inc.	83,660
347	First Northwest Bancorp	5,205
1,379	First of Long Island Corp. (The)	23,181
108	First Savings Financial Group Inc.	6,804
378	First United Corp.	5,776
357	First Western Financial Inc.*	6,033
1,650	Flushing Financial Corp.	23,430
17,214	FNB Corp.	152,000
712	FNCB Bancorp Inc.	4,778
188	Franklin Financial Services Corp.	5,349
30,643	Fulton Financial Corp.	377,522
502	FVCBankcorp Inc.*	6,526
1,272	German American Bancorp Inc.	40,628
5,269	Glacier Bancorp Inc.	214,817
489	Great Southern Bancorp Inc.	22,445
2,814	Great Western Bancorp Inc.	46,234
383	Guaranty Bancshares Inc.	11,034
4,845	Hancock Whitney Corp.	136,096
1,156	Hanmi Financial Corp.	11,271
2,982	HarborOne Bancorp Inc.	29,253
244	Hawthorn Bancshares Inc.	5,368
695	HBT Financial Inc.	9,716
1,742	Heartland Financial USA Inc.	67,903
3,874	Heritage Commerce Corp.	32,619
1,981	Heritage Financial Corp.	46,098
4,005	Hilltop Holdings Inc.	96,480
8,246	Home BancShares Inc.	152,633
925	HomeTrust Bancshares Inc.	15,753
5,886	Hope Bancorp Inc.	55,799
2,452	Horizon Bancorp Inc.	35,064
590	Howard Bancorp Inc.*	7,281
3,000	Independent Bank Corp.	142,569
2,060	Independent Bank Group Inc.	115,587
2,846	International Bancshares Corp.	92,239
659	Investar Holding Corp.	10,715
12,814	Investors Bancorp Inc.	124,040
3,154	Lakeland Bancorp Inc.	37,911
1,410	Lakeland Financial Corp.	71,614
238	Landmark Bancorp Incnhattan	5,921
848	LCNB Corp.	12,550
228	Level One Bancorp Inc.	4,348
1,574	Live Oak Bancshares Inc.	64,723
2,001	Macatawa Bank Corp.	15,528
392	Mackinac Financial Corp.	4,771
314	MainStreet Bancshares Inc.*	5,090
1,126	Mercantile Bank Corp.	27,959
303	Meridian Corp.	5,636
937	Metrocity Bankshares Inc.	12,977
442	Metropolitan Bank Holding Corp.*	14,621
367	Mid Penn Bancorp Inc.	8,529
341	Middlefield Banc Corp.	7,297
1,365	Midland States Bancorp Inc.	23,137
770	MidWestOne Financial Group Inc.	17,910
708	MVB Financial Corp.	14,252
35,755	National Bank Holdings Corp., Class A Shares	1,150,596
376	National Bankshares Inc.	11,325
2,217	NBT Bancorp Inc.	66,399
519	Nicolet Bankshares Inc.*	34,519

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 4.4% - (continued)
318	Northeast Bank	$6,926
464	Northrim BanCorp Inc.	14,741
377	Norwood Financial Corp.	10,164
304	Oak Valley Bancorp	5,448
3,538	OceanFirst Financial Corp.	55,794
2,769	OFG Bancorp	46,381
134	Ohio Valley Banc Corp.	3,089
8,980	Old National Bancorp	142,153
1,993	Old Second Bancorp Inc.	19,252
1,295	Origin Bancorp Inc.	33,294
454	Orrstown Financial Services Inc.	7,319
46,165	Pacific Premier Bancorp Inc.	1,330,475
28,143	PacWest Bancorp	654,606
799	Park National Corp.(a)	80,787
491	Parke Bancorp Inc.	7,051
634	Partners Bancorp	4,153
473	PCB Bancorp	5,151
1,042	Peapack Gladstone Financial Corp.	22,934
484	Penns Woods Bancorp Inc.	12,371
1,252	Peoples Bancorp Inc.	31,275
165	Peoples Bancorp of North Carolina Inc.	4,105
428	Peoples Financial Services Corp.	16,187
23,400	People’s United Financial Inc.	290,160
3,998	Pinnacle Financial Partners Inc.	216,532
284	Plumas Bancorp	6,773
4,485	Popular Inc.	217,657
797	Preferred Bank	29,306
854	Premier Financial Bancorp Inc.	11,367
896	Professional Holding Corp., Class A Shares*	12,723
4,956	Prosperity Bancshares Inc.	311,385
892	QCR Holdings Inc.	31,104
1,057	RBB Bancorp	15,686
322	Red River Bancshares Inc.	16,016
870	Reliant Bancorp Inc.	15,390
2,814	Renasant Corp.	86,868
549	Republic Bancorp Inc., Class A Shares	19,380
1,597	Republic First Bancorp Inc.*	4,967
617	Richmond Mutual Bancorporation Inc.	7,737
2,114	S&T Bancorp Inc.	47,332
151	Salisbury Bancorp Inc.	5,897
2,947	Sandy Spring Bancorp Inc.	86,819
398	SB Financial Group Inc.	6,814
2,622	Seacoast Banking Corp. of Florida*	66,232
823	Select Bancorp Inc.*	7,530
2,699	ServisFirst Bancshares Inc.	101,968
902	Shore Bancshares Inc.	12,493
850	Sierra Bancorp	18,700
9,577	Signature Bank	1,074,444
860	Silvergate Capital Corp., Class A Shares*	30,607
5,336	Simmons First National Corp., Class A Shares	104,052
947	SmartFinancial Inc.	16,724
781	South Plains Financial Inc.	13,785
3,855	South State Corp.	256,242
585	Southern First Bancshares Inc.*	18,662
772	Southern National Bancorp of Virginia Inc.	8,446
1,594	Southside Bancshares Inc.	46,864
867	Spirit of Texas Bancshares Inc.	13,543
10,730	Sterling Bancorp	171,465
1,052	Stock Yards Bancorp Inc.	41,912
722	Summit Financial Group Inc.	15,119

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Banks - 4.4% - (continued)
8,163	Synovus Financial Corp.	$257,706
63,313	TCF Financial Corp.	2,127,317
40,434	Texas Capital Bancshares Inc.*	2,260,261
828	Tompkins Financial Corp.	52,669
13,268	Towne Bank	288,579
1,515	TriCo Bancshares	49,631
1,684	TriState Capital Holdings Inc.*	25,075
1,150	Triumph Bancorp Inc.*	52,256
3,506	Trustmark Corp.	87,019
11,115	UMB Financial Corp.	755,931
16,970	Umpqua Holdings Corp.	235,713
6,837	United Bankshares Inc.	200,187
3,772	United Community Banks Inc.	90,189
508	United Security Bancshares	3,581
281	Unity Bancorp Inc.	4,943
1,763	Univest Financial Corp.	32,281
108,946	Valley National Bancorp	995,766
2,500	Veritex Holdings Inc.	54,225
1,040	Washington Trust Bancorp Inc.	40,893
4,990	Webster Financial Corp.	188,822
3,525	WesBanco Inc.	100,921
1,053	West Bancorporation Inc.	20,302
1,429	Westamerica Bancorporation	78,766
5,301	Western Alliance Bancorp	271,782
3,196	Wintrust Financial Corp.	174,150
9,021	Zions Bancorp NA	348,120

	Total Banks	29,811,513

Capital Markets - 2.7%
2,582	Affiliated Managers Group Inc.	224,944
5,413	Ares Management Corp., Class A Shares	243,856
2,985	Artisan Partners Asset Management Inc., Class A Shares	134,325
884	Assetmark Financial Holdings Inc.*	21,022
56	Associated Capital Group Inc., Class A Shares	2,142
1,114	B. Riley Financial Inc.	40,260
15,707	BGC Partners Inc., Class A Shares	65,027
2,610	Blucora Inc.*	34,034
3,491	Brightsphere Investment Group Inc.	61,791
6,451	Carlyle Group Inc. (The)	183,273
25,569	Charles Schwab Corp. (The)	1,247,256
20,464	Cohen & Steers Inc.	1,448,237
1,400	Cowen Inc., Class A Shares	33,544
172	Diamond Hill Investment Group Inc.	23,533
1,782	Donnelley Financial Solutions Inc.*	29,029
6,112	Eaton Vance Corp.	409,382
12,520	Evercore Inc., Class A Shares	1,138,444
2,061	FactSet Research Systems Inc.	687,879
5,373	Federated Hermes Inc., Class B Shares	144,211
1,674	Focus Financial Partners Inc., Class A Shares*	66,307
205	GAMCO Investors Inc., Class A Shares	2,927
659	Greenhill & Co., Inc.	8,580
11,202	Hamilton Lane Inc., Class A Shares	782,796
2,874	Houlihan Lokey Inc., Class A Shares	186,178
20,572	Invesco Ltd.	333,884
5,605	Lazard Ltd., Class A Shares	209,179
12,883	LPL Financial Holdings Inc.	1,169,390
2,896	Moelis & Co., Class A Shares	113,639
8,985	Moody’s Corp.	2,536,825
1,187	Morningstar Inc.	237,519
7,655	Nasdaq Inc.	979,763
37,361	Northern Trust Corp.	3,479,056

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Capital Markets - 2.7% - (continued)
410	Oppenheimer Holdings Inc., Class A Shares	$12,091
958	Piper Sandler Cos.	88,299
1,291	PJT Partners Inc., Class A Shares	89,440
552	Pzena Investment Management Inc., Class A Shares	3,676
1,386	Safeguard Scientifics Inc.	8,884
1,055	Sculptor Capital Management Inc., Class A Shares	14,854
6,367	SEI Investments Co.	335,859
309	Siebert Financial Corp.*	1,097
518	Silvercrest Asset Management Group Inc., Class A Shares	6,884
48,266	Solar Capital Ltd.	849,964
3,666	Stifel Financial Corp.	254,054
907	StoneX Group Inc.*	55,889
3,438	Virtu Financial Inc., Class A Shares	78,352
409	Virtus Investment Partners Inc.	73,162
3,652	Waddell & Reed Financial Inc., Class A Shares	60,112
331	Westwood Holdings Group Inc.	3,946
7,976	WisdomTree Investments Inc.	34,137

	Total Capital Markets	18,248,932

Consumer Finance - 0.3%
20,754	Ally Financial Inc.	615,356
345	Atlanticus Holdings Corp.*	5,175
538	Credit Acceptance Corp.*	160,582
1,245	Curo Group Holdings Corp.	10,757
1,713	Encore Capital Group Inc.*	58,482
1,722	Enova International Inc.*	36,007
2,954	EZCORP Inc., Class A Shares*	15,036
2,217	FirstCash Inc.	142,420
2,786	Green Dot Corp., Class A Shares*	149,218
3,681	LendingClub Corp.*	29,374
600	LendingTree Inc.*	153,348
10,703	Navient Corp.	100,287
904	Nelnet Inc., Class A Shares	61,382
3,547	OneMain Holdings Inc., Class A Shares	138,298
1,053	Oportun Financial Corp.*	17,806
2,474	PRA Group Inc.*	102,993
359	Regional Management Corp.	9,596
4,267	Santander Consumer USA Holdings Inc.	94,301
20,676	SLM Corp.	219,372
250	World Acceptance Corp.*	28,227

	Total Consumer Finance	2,148,017

Diversified Financial Services - 0.2%
873	Alerus Financial Corp.	20,978
261	A-Mark Precious Metals Inc.	7,984
1,751	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	25,862
4,831	Cannae Holdings Inc.*	190,438
1,062	GWG Holdings Inc.*	8,071
12,560	Jefferies Financial Group Inc.	285,489
329	Marlin Business Services Corp.	3,418
345	SWK Holdings Corp.*	4,471
14,304	Voya Financial Inc.	824,340

	Total Diversified Financial Services	1,371,051

Insurance - 4.3%
773	Alleghany Corp.	444,629
2,471	Ambac Financial Group Inc.*	36,175
4,681	American Equity Investment Life Holding Co.	123,017
4,047	American Financial Group Inc.	361,842
413	American National Group Inc.	35,014
1,004	AMERISAFE Inc.	54,949
1,820	Argo Group International Holdings Ltd.	71,326
3,273	Assurant Inc.	422,610

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Insurance - 4.3% - (continued)
4,345	Assured Guaranty Ltd.	$130,915
6,399	Athene Holding Ltd., Class A Shares*	283,796
4,588	Axis Capital Holdings Ltd.	229,905
5,051	Brighthouse Financial Inc.*	177,290
13,198	Brown & Brown Inc.	594,306
34,074	BRP Group Inc., Class A Shares*	1,003,479
16,187	Chubb Ltd.	2,392,924
2,289	Citizens Inc., Class A Shares*(a)	14,512
7,542	CNO Financial Group Inc.	160,494
698	Crawford & Co., Class A Shares	5,130
558	Donegal Group Inc., Class A Shares	7,801
1,397	eHealth Inc.*	106,158
1,059	Employers Holdings Inc.	32,310
670	Enstar Group Ltd.*	126,817
1,385	Erie Indemnity Co., Class A Shares	312,470
12,193	Everest Re Group Ltd.	2,771,835
548	FBL Financial Group Inc., Class A Shares	28,496
812	FedNat Holding Co.	4,580
6,108	First American Financial Corp.	295,871
27,702	Genworth Financial Inc., Class A Shares*	125,767
5,852	Globe Life Inc.	544,821
2,381	GoHealth Inc., Class A Shares*	25,096
715	Goosehead Insurance Inc., Class A Shares	88,024
1,274	Greenlight Capital Re Ltd., Class A Shares*	9,822
2,068	Hanover Insurance Group Inc. (The)	232,340
293	HCI Group Inc.	15,280
1,523	Heritage Insurance Holdings Inc.	15,748
2,293	Horace Mann Educators Corp.	91,536
214	Independence Holding Co.	8,438
67	Investors Title Co.	11,390
1,634	James River Group Holdings Ltd.	74,478
3,410	Kemper Corp.	255,579
1,149	Kinsale Capital Group Inc.	275,944
730	Lemonade Inc.*	50,567
2,804	Markel Corp.*	2,730,619
2,964	MBIA Inc.*	18,881
1,523	Mercury General Corp.	67,728
28,710	MetLife Inc.	1,325,541
3,871	National General Holdings Corp.	131,924
154	National Western Life Group Inc., Class A Shares	28,656
380	NI Holdings Inc.*	6,498
15,552	Old Republic International Corp.	278,692
14,947	Palomar Holdings Inc., Class A Shares*	987,997
10,080	Primerica Inc.	1,313,122
2,768	ProAssurance Corp.	44,039
465	ProSight Global Inc.*	5,929
420	Protective Insurance Corp., Class B Shares	6,002
8,227	Reinsurance Group of America Inc., Class A Shares	948,408
2,826	RenaissanceRe Holdings Ltd.	465,273
2,160	RLI Corp.	206,777
804	Safety Insurance Group Inc.	57,285
3,252	Selective Insurance Group Inc.	201,039
1,686	Selectquote Inc.*	36,165
1,024	State Auto Financial Corp.	15,380
1,381	Stewart Information Services Corp.	57,822
4,714	Third Point Reinsurance Ltd.*	44,971
1,343	Tiptree Inc.	6,836
41,209	Travelers Cos., Inc. (The)	5,342,747
573	Trean Insurance Group Inc.*	8,165
1,637	Trupanion Inc.*	165,959

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Insurance - 4.3% - (continued)
1,194	United Fire Group Inc.	$26,113
904	United Insurance Holdings Corp.	4,005
1,507	Universal Insurance Holdings Inc.	21,038
11,470	Unum Group	254,978
873	Watford Holdings Ltd.*	30,310
1,737	White Mountains Insurance Group Ltd.	1,667,520
13,515	WR Berkley Corp.	880,232

	Total Insurance	29,440,132

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
30,907	AGNC Investment Corp.	472,259
4,060	Anworth Mortgage Asset Corp.	8,729
8,625	Apollo Commercial Real Estate Finance Inc.	92,977
5,653	Arbor Realty Trust Inc.	75,298
1,963	Ares Commercial Real Estate Corp.	21,868
1,767	Arlington Asset Investment Corp., Class A Shares	5,672
3,544	ARMOUR Residential REIT Inc.	37,496
7,522	Blackstone Mortgage Trust Inc., Class A Shares	195,422
7,043	Broadmark Realty Capital Inc.	71,486
5,021	Capstead Mortgage Corp.	28,268
783	Cherry Hill Mortgage Investment Corp.	7,094
10,549	Chimera Investment Corp.	108,233
4,765	Colony Credit Real Estate Inc.	34,594
1,280	Dynex Capital Inc.	22,541
2,422	Ellington Financial Inc.	34,877
486	Ellington Residential Mortgage REIT	5,929
2,658	Granite Point Mortgage Trust Inc.	24,613
1,102	Great Ajax Corp.	10,932
7,464	Hannon Armstrong Sustainable Infrastructure Capital Inc.	407,982
11,036	Invesco Mortgage Capital Inc.	36,639
1,472	KKR Real Estate Finance Trust Inc.	26,835
5,714	Ladder Capital Corp., Class A Shares	52,112
24,913	MFA Financial Inc.	92,178
22,839	New Residential Investment Corp.	211,489
21,021	New York Mortgage Trust Inc.	73,889
3,629	Orchid Island Capital Inc., Class A Shares	19,415
5,425	PennyMac Mortgage Investment Trust	92,767
2,023	Ready Capital Corp.	26,178
6,352	Redwood Trust Inc.	54,945
15,051	Starwood Property Trust Inc.	270,015
3,378	TPG RE Finance Trust Inc.	35,030
14,962	Two Harbors Investment Corp.	93,363
2,534	Western Asset Mortgage Capital Corp.	7,779

	Total Mortgage Real Estate Investment Trusts (REITs)	2,758,904

Thrifts & Mortgage Finance - 0.5%
3,233	Axos Financial Inc.*	108,305
506	Bogota Financial Corp.*	4,428
1,595	Bridgewater Bancshares Inc.*	18,773
7,332	Capitol Federal Financial Inc.	90,330
2,907	Columbia Financial Inc.*	41,774
639	ESSA Bancorp Inc.	10,109
6,129	Essent Group Ltd.	268,818
537	Federal Agricultural Mortgage Corp., Class C Shares	36,355
2,267	Flagstar Bancorp Inc.	79,436
171	FS Bancorp Inc.	9,148
75	Greene County Bancorp Inc.	1,891
84	Hingham Institution for Savings	18,406
539	Home Bancorp Inc.	15,119
818	HomeStreet Inc.	26,462
4,255	Kearny Financial Corp.	42,082
1,062	Luther Burbank Corp.	10,439

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.8% - (continued)
Thrifts & Mortgage Finance - 0.5% - (continued)
630	Merchants Bancorp	$16,783
2,841	Meridian Bancorp Inc.	38,765
1,755	Meta Financial Group Inc.	58,090
18,837	MGIC Investment Corp.	225,291
202	MMA Capital Holdings Inc.*	5,032
4,403	Mr Cooper Group Inc.*	117,384
24,848	New York Community Bancorp Inc.	240,777
4,403	NMI Holdings Inc., Class A Shares*	96,470
2,608	Northfield Bancorp Inc.	29,027
6,414	Northwest Bancshares Inc.	75,878
581	OP Bancorp	4,241
738	PCSB Financial Corp.	11,299
270	PDL Community Bancorp*	2,943
2,306	PennyMac Financial Services Inc.	132,918
545	Pioneer Bancorp Inc.*	5,679
2,132	Premier Financial Corp.	44,154
375	Provident Bancorp Inc.	3,788
253	Provident Financial Holdings Inc.	3,643
3,829	Provident Financial Services Inc.	60,000
276	Prudential Bancorp Inc.	3,596
10,559	Radian Group Inc.	199,354
886	Riverview Bancorp Inc.	4,678
664	Security National Financial Corp., Class A Shares*	5,319
517	Southern Missouri Bancorp Inc.	15,619
228	Standard AVB Financial Corp.	7,472
662	Sterling Bancorp Inc.	2,588
521	Territorial Bancorp Inc.	11,624
3,080	TFS Financial Corp.	52,976
287	Timberland Bancorp Inc.	6,839
4,938	TrustCo Bank Corp. NY	29,974
1,569	Walker & Dunlop Inc.	125,536
4,252	Washington Federal Inc.	99,369
1,142	Waterstone Financial Inc.	20,059
950	Western New England Bancorp Inc.	6,346
15,611	WSFS Financial Corp.	595,247

	Total Thrifts & Mortgage Finance	3,140,633

	TOTAL FINANCIALS	86,919,182

HEALTH CARE - 17.6%
Biotechnology - 4.4%
438	89bio Inc.*	11,830
3,868	Abeona Therapeutics Inc.*	6,266
6,191	ACADIA Pharmaceuticals Inc.*	350,782
14,873	Acceleron Pharma Inc.*	1,756,055
3,377	ADMA Biologics Inc.*(a)	6,889
870	Aduro Biotech Inc.*(b)(c)	2,610
4,744	Adverum Biotechnologies Inc.*	64,471
2,283	Aeglea BioTherapeutics Inc.*	19,543
4,007	Affimed NV*	21,397
8,826	Agenus Inc.*	32,656
3,387	Agios Pharmaceuticals Inc.*	156,886
7,120	Akebia Therapeutics Inc.*	23,567
782	Akero Therapeutics Inc.*	22,506
774	Akouos Inc.*	16,006
724	Albireo Pharma Inc.*	26,940
2,535	Alector Inc.*	33,234
8,667	Alkermes PLC*	158,259
1,333	Allakos Inc.*	142,671
2,948	Allogene Therapeutics Inc.*	91,535
986	Allovir Inc.*	39,055
525	ALX Oncology Holdings Inc.*	40,388

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Biotechnology - 4.4% - (continued)
13,900	Amicus Therapeutics Inc.*	$318,171
1,171	AnaptysBio Inc.*	30,200
2,783	Anavex Life Sciences Corp.*(a)	14,833
802	Anika Therapeutics Inc.*	30,316
787	Annexon Inc.*	19,045
3,285	Apellis Pharmaceuticals Inc.*	154,855
1,265	Applied Genetic Technologies Corp.*	5,617
667	Applied Molecular Transport Inc.*(a)	20,697
730	Applied Therapeutics Inc.*	16,907
346	Aprea Therapeutics Inc.*	8,733
1,282	Aptinyx Inc., Class A Shares*	5,090
655	Aravive Inc.*	3,806
872	Arcturus Therapeutics Holdings Inc.*	80,015
2,279	Arcus Biosciences Inc.*	62,057
985	Arcutis Biotherapeutics Inc.*	26,713
3,971	Ardelyx Inc.*	25,017
3,201	Arena Pharmaceuticals Inc.*	210,850
5,462	Arrowhead Pharmaceuticals Inc.*	341,539
8,460	Ascendis Pharma AS, ADR*	1,427,456
1,672	Assembly Biosciences Inc.*	9,639
3,922	Atara Biotherapeutics Inc.*	90,951
3,372	Athenex Inc.*	45,960
9,424	Athersys Inc.*(a)	17,434
1,597	Atreca Inc., Class A Shares*	24,817
864	AVEO Pharmaceuticals Inc.*	4,648
3,072	Avid Bioservices Inc.*	28,017
902	Avidity Biosciences Inc.*	27,006
1,693	Avrobio Inc.*	23,313
805	Axcella Health Inc.*	4,589
1,922	Beam Therapeutics Inc.*	96,100
748	Beyondspring Inc.*	8,363
9,985	BioCryst Pharmaceuticals Inc.*	51,023
2,699	Biohaven Pharmaceutical Holding Co., Ltd.*	240,076
335	BioSpecifics Technologies Corp.*	29,614
579	Bioxcel Therapeutics Inc.*	25,476
10,815	Black Diamond Therapeutics Inc.*	360,572
3,686	Bluebird Bio Inc.*	162,516
17,943	Blueprint Medicines Corp.*	1,939,279
1,464	BrainStorm Cell Therapeutics Inc.*(a)	8,089
14,379	Bridgebio Pharma Inc.*(a)	722,401
661	Cabaletta Bio Inc.*	9,836
3,348	Calithera Biosciences Inc.*	16,439
526	Calyxt Inc.*	1,957
2,602	CareDx Inc.*	148,756
3,407	CASI Pharmaceuticals Inc.*	8,483
952	Catabasis Pharmaceuticals Inc.*	1,571
944	Catalyst Biosciences Inc.*	5,853
5,270	Catalyst Pharmaceuticals Inc.*	19,288
768	Cellular Biomedicine Group Inc.*	14,124
1,653	CEL-SCI Corp.*(a)	20,663
943	Centogene NV*	11,825
754	Checkmate Pharmaceuticals Inc.*	9,146
2,484	Checkpoint Therapeutics Inc.*	5,962
2,709	ChemoCentryx Inc.*	149,401
2,890	Chimerix Inc.*	10,895
870	Chinook Therapeutics Inc.*	12,163
1,796	Cidara Therapeutics Inc.*	4,203
4,768	Clovis Oncology Inc.*(a)	23,459
1,995	Cohbar Inc.*	2,693
14,805	Coherus Biosciences Inc.*	273,300

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Biotechnology - 4.4% - (continued)
1,457	Concert Pharmaceuticals Inc.*	$16,610
1,476	Constellation Pharmaceuticals Inc.*	37,402
1,814	ContraFect Corp.*	11,465
3,572	Corbus Pharmaceuticals Holdings Inc.*(a)	4,358
858	Cortexyme Inc.*	41,699
1,461	Crinetics Pharmaceuticals Inc.*	19,534
1,517	Cue Biopharma Inc.*	21,215
993	Cyclerion Therapeutics Inc.*	3,058
3,604	Cytokinetics Inc.*	60,547
2,753	CytomX Therapeutics Inc.*	20,703
2,048	Deciphera Pharmaceuticals Inc.*	126,566
3,439	Denali Therapeutics Inc.*	209,676
432	DermTech Inc.*	5,348
3,548	Dicerna Pharmaceuticals Inc.*	89,658
1,057	Dyadic International Inc.*(a)	6,194
6,014	Dynavax Technologies Corp., Class A Shares*	30,551
586	Eagle Pharmaceuticals Inc.*	26,663
3,439	Editas Medicine Inc.*(a)	105,199
7,463	Eidos Therapeutics Inc.*	687,044
1,397	Eiger BioPharmaceuticals Inc.*	12,769
2,432	Emergent BioSolutions Inc.*	199,254
1,031	Enanta Pharmaceuticals Inc.*	42,477
1,204	Enochian Biosciences Inc.*	3,492
4,880	Epizyme Inc.*	67,051
1,424	Esperion Therapeutics Inc.*(a)	40,328
2,327	Evelo Biosciences Inc.*(a)	11,938
16,640	Exelixis Inc.*	318,822
3,120	Exicure Inc.*	4,867
15,533	Fate Therapeutics Inc.*	908,137
1,180	Fennec Pharmaceuticals Inc.*	9,228
22,448	FibroGen Inc.*	927,327
1,231	Five Prime Therapeutics Inc.*	23,143
2,525	Flexion Therapeutics Inc.*	27,043
868	Forma Therapeutics Holdings Inc.*	37,966
3,102	Fortress Biotech Inc.*	8,531
1,265	Frequency Therapeutics Inc.*	36,306
1,981	G1 Therapeutics Inc.*	36,173
1,363	Galectin Therapeutics Inc.*(a)	3,544
508	Galera Therapeutics Inc.*	5,547
653	Generation Bio Co.*	31,488
1,520	Genprex Inc.*(a)	4,910
15,456	Geron Corp.*	28,825
3,218	Global Blood Therapeutics Inc.*	147,738
1,545	GlycoMimetics Inc.*	5,809
3,182	Gossamer Bio Inc.*	28,129
1,742	Gritstone Oncology Inc.*	5,313
7,472	Halozyme Therapeutics Inc.*	292,155
576	Harpoon Therapeutics Inc.*	8,594
4,724	Heron Therapeutics Inc.*	81,867
1,849	Homology Medicines Inc.*	18,194
627	Hookipa Pharma Inc.*	7,273
3,187	iBio Inc.*(a)	4,749
661	Ideaya Biosciences Inc.*	9,214
388	IGM Biosciences Inc.*	25,911
323	Immunic Inc.*	6,050
8,987	ImmunoGen Inc.*	48,979
1,895	Immunovant Inc.*	93,215
8,540	Inovio Pharmaceuticals Inc.*(a)	104,359
434	Inozyme Pharma Inc.*(a)	11,293
43,467	Insmed Inc.*	1,695,648

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Biotechnology - 4.4% - (continued)
2,735	Intellia Therapeutics Inc.*	$107,403
1,416	Intercept Pharmaceuticals Inc.*	50,282
6,293	Invitae Corp.*(a)	312,447
7,191	Ionis Pharmaceuticals Inc.*	363,361
7,613	Iovance Biotherapeutics Inc.*	295,461
110,420	Ironwood Pharmaceuticals Inc., Class A Shares*	1,272,038
586	iTeos Therapeutics Inc.*	15,699
4,294	IVERIC bio Inc.*	29,285
747	Jounce Therapeutics Inc.*	5,341
8,288	Kadmon Holdings Inc.*	36,136
910	KalVista Pharmaceuticals Inc.*	17,026
848	Karuna Therapeutics Inc.*	84,605
3,837	Karyopharm Therapeutics Inc.*	65,191
384	Keros Therapeutics Inc.*	29,034
1,825	Kezar Life Sciences Inc.*	12,009
1,656	Kindred Biosciences Inc.*	6,442
1,462	Kiniksa Pharmaceuticals Ltd., Class A Shares*	27,281
1,771	Kodiak Sciences Inc.*	242,043
697	Krystal Biotech Inc.*	38,293
2,899	Kura Oncology Inc.*	105,234
798	La Jolla Pharmaceutical Co.*	3,966
1,501	Lexicon Pharmaceuticals Inc.*(a)	2,297
796	Ligand Pharmaceuticals Inc.*(a)	67,159
748	LogicBio Therapeutics Inc.*	5,214
2,861	MacroGenics Inc.*	66,003
493	Madrigal Pharmaceuticals Inc.*(a)	57,577
815	Magenta Therapeutics Inc.*	5,827
12,398	MannKind Corp.*	36,946
1,128	Marker Therapeutics Inc.*(a)	1,918
2,415	MediciNova Inc.*	14,345
6,139	MEI Pharma Inc.*	17,680
1,099	MeiraGTx Holdings PLC*	15,518
2,898	Mersana Therapeutics Inc.*	73,841
1,669	Minerva Neurosciences Inc.*	6,492
2,284	Mirati Therapeutics Inc.*	543,249
194	Mirum Pharmaceuticals Inc.*	4,549
1,052	Molecular Templates Inc.*	9,415
748	Morphic Holding Inc.*	23,465
1,465	Mustang Bio Inc.*	5,421
4,004	Myriad Genetics Inc.*	70,230
1,592	NantKwest Inc.*(a)	15,251
3,818	Natera Inc.*	337,015
1,619	Neoleukin Therapeutics Inc.*	20,545
950	NeuBase Therapeutics Inc.*	7,287
5,157	Neurocrine Biosciences Inc.*	489,606
960	NextCure Inc.*	9,715
876	Nkarta Inc.*	29,153
3,358	Novavax Inc.*(a)	468,441
592	Nurix Therapeutics Inc.*	25,231
2,127	Nymox Pharmaceutical Corp.*(a)	4,275
2,214	Oncocyte Corp.*	4,273
19	Oncternal Therapeutics Inc.*(b)(c)	39
21,781	OPKO Health Inc.*(a)	101,064
764	Organogenesis Holdings Inc., Class A Shares*	3,935
941	Orgenesis Inc.*	4,573
478	ORIC Pharmaceuticals Inc.*	16,209
2,352	Ovid therapeutics Inc.*	16,088
307	Oyster Point Pharma Inc.*	6,733
417	Pandion Therapeutics Inc.*	7,343
743	Passage Bio Inc.*	15,239

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Biotechnology - 4.4% - (continued)
6,102	PDL BioPharma Inc.*	$15,438
567	PhaseBio Pharmaceuticals Inc.*(a)	2,155
3,285	Pieris Pharmaceuticals Inc.*	9,592
757	Poseida Therapeutics Inc.*	8,789
3,925	Precigen Inc.*(a)	31,086
2,470	Precision BioSciences Inc.*	30,801
746	Prevail Therapeutics Inc.*	7,661
1,634	Protagonist Therapeutics Inc.*	39,477
145	Protara Therapeutics Inc.*	3,487
1,690	Prothena Corp. PLC*	19,131
3,379	PTC Therapeutics Inc.*	211,424
1,741	Puma Biotechnology Inc.*	19,586
2,482	Radius Health Inc.*	39,166
599	RAPT Therapeutics Inc.*	12,980
1,859	REGENXBIO Inc.*	64,768
1,764	Relay Therapeutics Inc.*	94,039
1,262	Replimune Group Inc.*	65,220
2,098	REVOLUTION Medicines Inc.*	91,536
1,813	Rhythm Pharmaceuticals Inc.*	56,112
9,148	Rigel Pharmaceuticals Inc.*	27,718
17,792	Rocket Pharmaceuticals Inc.*	550,840
2,112	Rubius Therapeutics Inc.*	13,242
2,813	Sage Therapeutics Inc.*	208,415
6,530	Sangamo Therapeutics Inc.*	65,235
4,091	Sarepta Therapeutics Inc.*	576,258
2,794	Savara Inc.*	3,744
1,271	Scholar Rock Holding Corp.*	63,321
3,599	Selecta Biosciences Inc.*	12,093
2,886	Seres Therapeutics Inc.*	79,682
2,415	Soleno Therapeutics Inc.*	4,733
1,724	Solid Biosciences Inc.*	5,706
12,089	Sorrento Therapeutics Inc.*(a)	99,130
7,783	Spectrum Pharmaceuticals Inc.*	36,658
771	Spero Therapeutics Inc.*	12,775
1,163	SpringWorks Therapeutics Inc.*	76,107
669	Stoke Therapeutics Inc.*	34,848
1,566	Sutro Biopharma Inc.*(a)	26,779
1,524	Syndax Pharmaceuticals Inc.*	35,311
2,249	Syros Pharmaceuticals Inc.*	18,329
1,365	TCR2 Therapeutics Inc.*	37,189
6,041	TG Therapeutics Inc.*	177,243
3,727	Translate Bio Inc.*	82,814
2,661	Travere Therapeutics Inc., Class Preferre Shares*	61,017
13,661	Turning Point Therapeutics Inc.*	1,454,897
1,784	Twist Bioscience Corp.*	199,344
2,439	Tyme Technologies Inc.*	2,561
3,427	Ultragenyx Pharmaceutical Inc.*	406,237
2,388	United Therapeutics Corp.*	316,744
1,781	UNITY Biotechnology Inc.*	10,739
1,093	UroGen Pharma Ltd.*	22,680
2,919	Vanda Pharmaceuticals Inc.*	35,641
2,372	Vaxart Inc.*(a)	18,929
992	Vaxcyte Inc.*	31,843
9,834	VBI Vaccines Inc.*	33,681
3,120	Veracyte Inc.*	170,071
8,821	Verastem Inc.*(a)	17,730
2,439	Vericel Corp.*	62,292
1,316	Viela Bio Inc.*(a)	50,455
3,786	Viking Therapeutics Inc.*	24,344
2,942	Vir Biotechnology Inc.*(a)	93,791

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Biotechnology - 4.4% - (continued)
1,389	Voyager Therapeutics Inc.*	$11,557
942	X4 Pharmaceuticals Inc.*	6,217
822	XBiotech Inc.*(a)	15,667
3,025	Xencor Inc.*	128,018
325	XOMA Corp.*(a)	10,761
1,643	Y-mAbs Therapeutics Inc.*	83,579
571	Zentalis Pharmaceuticals Inc.*	29,098
11,604	ZIOPHARM Oncology Inc.*(a)	32,491

	Total Biotechnology	29,531,249

Health Care Equipment & Supplies - 5.2%
1,665	Accelerate Diagnostics Inc.*(a)	13,037
168,222	Accuray Inc.*	750,270
518	Acutus Medical Inc.*	14,722
2,421	Alphatec Holdings Inc.*	25,420
2,169	AngioDynamics Inc.*	30,843
9,660	Antares Pharma Inc.*	30,139
2,533	Apyx Medical Corp.*	19,377
4,988	Aspira Women’s Health Inc.*	24,242
23,964	AtriCure Inc.*	1,041,955
79	Atrion Corp.	47,400
17,100	Avanos Medical Inc.*	724,869
1,964	AxoGen Inc.*	28,066
1,666	Axonics Modulation Technologies Inc.*	73,121
4,836	Baxter International Inc.	367,875
353	Bellerophon Therapeutics Inc.*	2,527
679	Beyond Air Inc.*	3,626
720	BioLife Solutions Inc.*	25,913
1,143	BioSig Technologies Inc.*(a)	5,258
2,078	Cantel Medical Corp.	123,496
2,079	Cardiovascular Systems Inc.*	71,642
8,852	Cerus Corp.*	58,866
1,250	Chembio Diagnostics Inc.*(a)	7,175
1,413	Co.-Diagnostics Inc.*(a)	16,560
1,514	CONMED Corp.	154,261
2,118	CryoLife Inc.*	44,097
1,834	CryoPort Inc.*	89,224
902	Cutera Inc.*	22,568
28,533	CytoSorbents Corp.*	239,392
95,332	DENTSPLY SIRONA Inc.	4,851,445
388	Electromed Inc.*	3,915
8,713	Envista Holdings Corp.*	259,037
349	FONAR Corp.*	6,704
3,712	GenMark Diagnostics Inc.*	49,629
2,311	Glaukos Corp.*	155,946
16,282	Globus Medical Inc., Class A Shares*	978,223
23,516	Haemonetics Corp.*	2,653,781
372	Heska Corp.*	46,500
3,656	Hill-Rom Holdings Inc.	346,808
12,182	ICU Medical Inc.*	2,298,743
2,084	IDEXX Laboratories Inc.*	960,682
412	Inari Medical Inc.*(a)	28,457
1,068	Inogen Inc.*	37,455
1,790	Integer Holdings Corp.*	129,041
3,915	Integra LifeSciences Holdings Corp.*	214,268
613	IntriCon Corp.*	10,629
1,921	Intuitive Surgical Inc.*	1,394,742
1,981	Invacare Corp.	16,898
388	iRadimed Corp.*	9,510
1,480	iRhythm Technologies Inc.*	361,875
3,759	Lantheus Holdings Inc.*	49,468

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Health Care Equipment & Supplies - 5.2% - (continued)
986	LeMaitre Vascular Inc.	$38,839
463	LENSAR Inc.*	3,968
2,669	LivaNova PLC*	141,057
2,180	Masimo Corp.*	554,788
2,264	Meridian Bioscience Inc.*	42,790
63,329	Merit Medical Systems Inc.*	3,487,528
283	Mesa Laboratories Inc.	76,908
1,981	Milestone Scientific Inc.*	3,328
757	Misonix Inc.*	10,553
1,737	Natus Medical Inc.*	36,338
367	Nemaura Medical Inc.*	1,505
2,875	Neogen Corp.*	213,382
1,883	Nevro Corp.*	303,634
5,539	Novocure Ltd.*	695,975
2,831	NuVasive Inc.*	131,132
42,728	OraSure Technologies Inc.*	512,736
999	Orthofix Medical Inc.*	36,723
652	OrthoPediatrics Corp.*	29,836
2,040	PAVmed Inc.*	3,958
1,796	Penumbra Inc.*	398,532
819	Pulse Biosciences Inc.*(a)	12,203
3,971	Quidel Corp.*	774,544
3,288	Quotient Ltd.*	22,819
1,341	Repro-Med Systems Inc.*	6,035
776	Retractable Technologies Inc.*(a)	8,986
4,050	Rockwell Medical Inc.*	4,252
1,404	SeaSpine Holdings Corp.*	19,965
1,546	Shockwave Medical Inc.*	151,245
1,468	SI-BONE Inc.*	33,999
2,668	Sientra Inc.*	13,794
1,455	Silk Road Medical Inc.*	83,372
85,863	Smith & Nephew PLC, ADR	3,378,709
364	Soliton Inc.*	3,342
2,574	STAAR Surgical Co.*	183,449
2,430	Stereotaxis Inc.*	10,449
3,478	Surgalign Holdings Inc.*	7,860
771	Surmodics Inc.*	28,866
970	Tactile Systems Technology Inc.*	41,817
12,531	Tandem Diabetes Care Inc.*	1,176,410
294	Tela Bio Inc.*	4,813
6,411	Teleflex Inc.	2,453,810
1,423	TransMedics Group Inc.*	21,160
188	Utah Medical Products Inc.	16,230
1,053	Vapotherm Inc.*	26,493
2,047	Varex Imaging Corp.*	34,144
6,797	Varian Medical Systems Inc.*	1,182,542
1,159	Venus Concept Inc.*	2,758
5,877	ViewRay Inc.*(a)	22,568
1,214	VolitionRX Ltd.*(a)	3,982
915	Zynex Inc.*	12,773

	Total Health Care Equipment & Supplies	35,386,596

Health Care Providers & Services - 2.4%
4,276	1Life Healthcare Inc.*	140,552
68,257	Acadia Healthcare Co., Inc.*	2,897,510
1,328	AdaptHealth Corp., Class A Shares*	39,654
752	Addus HomeCare Corp.*	74,636
7,377	Amedisys Inc.*	1,805,816
683	American Renal Associates Holdings Inc.*	7,793
2,563	AMN Healthcare Services Inc.*	167,005
953	Apollo Medical Holdings Inc.*	17,364

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Health Care Providers & Services - 2.4% - (continued)
741	Avalon GloboCare Corp.*(a)	$934
1,885	BioTelemetry Inc.*	104,448
10,773	Brookdale Senior Living Inc.*	45,677
618	Castle Biosciences Inc.*	29,392
3,857	Chemed Corp.	1,844,610
4,644	Community Health Systems Inc.*	37,988
513	CorVel Corp.*	45,939
5,373	Covetrus Inc.*	145,151
2,213	Cross Country Healthcare Inc.*	19,253
11,839	Encompass Health Corp.	953,987
2,787	Ensign Group Inc. (The)	200,302
1,486	Enzo Biochem Inc.*	3,225
312	Exagen Inc.*	4,636
1,165	Five Star Senior Living Inc.*	6,873
529	Fulgent Genetics Inc.*(a)	23,763
4,594	Guardant Health Inc.*	556,425
2,143	Hanger Inc.*	48,625
13,221	HealthEquity Inc.*	947,813
783	InfuSystem Holdings Inc.*	12,528
863	Joint Corp. (The)*	21,661
1,690	LHC Group Inc.*	331,781
1,306	Magellan Health Inc.*	103,239
62,672	MEDNAX Inc.*	1,266,601
10,051	Molina Healthcare Inc.*	2,051,711
698	National HealthCare Corp.	43,429
733	National Research Corp.	37,610
546	Ontrak Inc.*(a)	27,109
2,396	Option Care Health Inc.*	37,737
3,625	Owens & Minor Inc.	93,380
39,542	Patterson Cos., Inc.	1,097,686
1,372	Pennant Group Inc. (The)*	69,547
1,172	PetIQ Inc., Class A Shares*	33,730
3,426	Premier Inc., Class A Shares	121,349
1,422	Progyny Inc.*	50,467
662	Providence Service Corp. (The)*	89,893
5,799	R1 RCM Inc.*	117,604
2,289	RadNet Inc.*	42,621
5,899	Select Medical Holdings Corp.*	142,166
767	Sharps Compliance Corp.*	6,098
1,346	Surgery Partners Inc.*	32,883
5,706	Tenet Healthcare Corp.*	179,339
2,532	Tivity Health Inc.*	46,665
1,424	Triple-S Management Corp., Class B Shares*	31,912
1,841	Universal Health Services Inc., Class B Shares	240,398
691	US Physical Therapy Inc.	73,398
1,875	Viemed Healthcare Inc.*	18,281

	Total Health Care Providers & Services	16,590,194

Health Care Technology - 0.8%
627	Accolade Inc.*	32,547
9,072	Allscripts Healthcare Solutions Inc.*	124,105
44,102	Change Healthcare Inc.*	755,467
759	Computer Programs & Systems Inc.	21,578
3,975	Evolent Health Inc., Class A Shares*	57,757
1,983	Health Catalyst Inc.*	70,694
1,375	HealthStream Inc.*	25,685
50,580	HMS Holdings Corp.*	1,589,223
1,084	iCAD Inc.*	10,862
4,040	Inovalon Holdings Inc., Class A Shares*	75,427
1,434	Inspire Medical Systems Inc.*	266,351
1,523	NantHealth Inc.*(a)	3,503

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Health Care Technology - 0.8% - (continued)
2,890	NextGen Healthcare Inc.*	$51,269
2,322	Omnicell Inc.*	243,462
852	OptimizeRx Corp.*	22,510
1,567	Phreesia Inc.*	69,199
1,593	Schrodinger Inc.*	110,841
786	Simulations Plus Inc.	43,992
1,119	Tabula Rasa HealthCare Inc.*	38,561
6,342	Veeva Systems Inc., Class A Shares*	1,755,909
1,718	Vocera Communications Inc.*	58,120

	Total Health Care Technology	5,427,062

Life Sciences Tools & Services - 3.3%
3,145	10X Genomics Inc., Class A Shares*	481,531
4,298	Adaptive Biotechnologies Corp.*	207,250
27,633	Avantor Inc.*	753,828
511	Berkeley Lights Inc.*	42,341
2,340	Bio-Rad Laboratories Inc., Class A Shares*	1,260,090
12,038	Bio-Techne Corp.	3,651,246
5,672	Bruker Corp.	287,060
503	Champions Oncology Inc.*	5,719
23,740	Charles River Laboratories International Inc.*	5,567,505
2,386	ChromaDex Corp.*	11,835
2,824	Codexis Inc.*	52,300
139,283	Fluidigm Corp.*	871,912
2,006	Harvard Bioscience Inc.*	7,863
8,500	ICON PLC, ADR*	1,656,480
7,147	Illumina Inc.*	2,301,977
30,734	Luminex Corp.	729,318
1,510	Medpace Holdings Inc.*	193,824
2,069	NanoString Technologies Inc.*	102,705
5,663	NeoGenomics Inc.*	269,446
9,439	Pacific Biosciences of California Inc.*	149,231
6,206	PerkinElmer Inc.	825,398
1,193	Personalis Inc.*	32,843
8,750	PPD Inc.*	306,250
3,476	PRA Health Sciences Inc.*	390,007
12,536	QIAGEN NV*	604,987
1,218	Quanterix Corp.*	52,605
5,392	Repligen Corp.*	1,022,701
3,867	Syneos Health Inc., Class A Shares*	254,603

	Total Life Sciences Tools & Services	22,092,855

Pharmaceuticals - 1.5%
3,301	AcelRx Pharmaceuticals Inc.*(a)	4,951
5,051	Achillion Pharmaceuticals Inc.*(b)	2,323
1,968	Aerie Pharmaceuticals Inc.*	24,423
3,643	Agile Therapeutics Inc.*	10,273
115,372	Amneal Pharmaceuticals Inc.*	455,719
2,020	Amphastar Pharmaceuticals Inc.*	35,875
502	ANI Pharmaceuticals Inc.*	14,839
1,030	Aquestive Therapeutics Inc.*(a)	7,272
1,594	Arvinas Inc.*	38,575
421	Avenue Therapeutics Inc.*	1,427
1,517	Axsome Therapeutics Inc.*(a)	109,967
4,869	BioDelivery Sciences International Inc.*	18,502
2,402	Cara Therapeutics Inc.*	35,237
1,719	Cassava Sciences Inc.*(a)	13,271
26,311	Catalent Inc.*	2,529,540
902	Cerecor Inc.*	2,255
3,139	Chiasma Inc.*	13,435
1,924	Collegium Pharmaceutical Inc.*	35,575
5,256	Corcept Therapeutics Inc.*	118,996

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 17.6% - (continued)
Pharmaceuticals - 1.5% - (continued)
1,684	CorMedix Inc.*(a)	$15,156
3,979	Cymabay Therapeutics Inc.*	29,842
10,719	Durect Corp.*	19,830
785	Eloxx Pharmaceuticals Inc.*	2,245
12,932	Endo International PLC*	65,695
814	Eton Pharmaceuticals Inc.*(a)	6,463
6,482	Evofem Biosciences Inc.*(a)	14,520
1,199	Evolus Inc.*(a)	4,472
647	Fulcrum Therapeutics Inc.*	7,395
1,226	Harrow Health Inc.*	7,050
10,845	Horizon Therapeutics PLC*	763,813
275	IMARA Inc.*(a)	7,015
3,400	Innoviva Inc.*	35,547
32,201	Intersect ENT Inc.*	616,005
3,548	Intra-Cellular Therapies Inc.*	83,875
3,008	Jazz Pharmaceuticals PLC*	423,256
2,157	Kala Pharmaceuticals Inc.*(a)	16,091
1,522	Kaleido Biosciences Inc.*(a)	11,993
1,738	Lannett Co., Inc.*	10,706
1,088	Liquidia Corp.*(a)	3,036
394	Lyra Therapeutics Inc.*	4,893
1,268	Marinus Pharmaceuticals Inc.*	20,149
9,579	Nektar Therapeutics, Class A Shares*	157,000
1,357	NGM Biopharmaceuticals Inc.*	32,161
3,660	Ocular Therapeutix Inc.*	64,050
718	Odonate Therapeutics Inc.*	10,784
3,362	Omeros Corp.*	38,966
1,693	Optinose Inc.*(a)	6,857
430	Osmotica Pharmaceuticals PLC*	2,632
28,940	Pacira BioSciences Inc.*	1,753,475
2,176	Paratek Pharmaceuticals Inc.*	13,469
7,652	Perrigo Co. PLC	368,979
567	Phathom Pharmaceuticals Inc.*	24,279
1,086	Phibro Animal Health Corp., Class A Shares	20,515
521	Pliant Therapeutics Inc.*	14,338
20,379	Prestige Consumer Healthcare Inc.*	724,881
3,674	Progenics Pharmaceuticals Inc.*(b)	–
2,318	Provention Bio Inc.*	34,747
1,350	Reata Pharmaceuticals Inc., Class A Shares*	206,212
719	Recro Pharma Inc.*	1,718
769	Relmada Therapeutics Inc.*	27,346
3,422	Revance Therapeutics Inc.*	82,607
501	Satsuma Pharmaceuticals Inc.*	2,255
3,238	SIGA Technologies Inc.*	22,439
1,532	Strongbridge Biopharma PLC*	4,244
25,289	Supernus Pharmaceuticals Inc.*	538,656
12,916	TherapeuticsMD Inc.*(a)	17,307
2,545	Theravance Biopharma Inc.*	42,222
1,534	Tricida Inc.*	11,214
710	Verrica Pharmaceuticals Inc.*	6,496
9,394	VYNE Therapeutics Inc.*	15,970
1,508	WaVe Life Sciences Ltd.*	13,301
3,543	Xeris Pharmaceuticals Inc.*	15,447
3,034	Zogenix Inc.*	65,019

	Total Pharmaceuticals	9,981,088

	TOTAL HEALTH CARE	119,009,044

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.8%
1,817	AAR Corp.	51,548
4,018	Aerojet Rocketdyne Holdings Inc.*	150,394

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 15.6% - (continued)
Aerospace & Defense - 1.8% - (continued)
1,185	Aerovironment Inc.*	$101,187
1,401	Astronics Corp.*	16,000
3,480	Axon Enterprise Inc.*	437,401
5,205	BWX Technologies Inc.	296,060
1,728	Cubic Corp.	101,192
2,285	Curtiss-Wright Corp.	263,369
645	Ducommun Inc.*	32,070
23,699	HEICO Corp., Class A Shares	2,624,664
22,040	Hexcel Corp.	1,091,421
22,086	Howmet Aerospace Inc.	518,138
2,220	Huntington Ingalls Industries Inc.	355,622
1,518	Kaman Corp.	79,376
6,543	Kratos Defense & Security Solutions Inc.*	138,515
3,337	Maxar Technologies Inc.	92,802
11,596	Mercury Systems Inc.*	825,867
1,631	Moog Inc., Class A Shares	126,174
284	National Presto Industries Inc.	24,154
3,240	PAE Inc.*	31,136
809	Park Aerospace Corp.	10,299
1,239	Parsons Corp.*	40,515
21,192	Spirit AeroSystems Holdings Inc., Class A Shares	720,528
2,000	Teledyne Technologies Inc.*	755,880
12,615	Textron Inc.	568,937
3,817	TransDigm Group Inc.	2,210,768
2,895	Triumph Group Inc.	38,127
596	Vectrus Inc.*	28,411
3,659	Virgin Galactic Holdings Inc.*(a)	97,366

	Total Aerospace & Defense	11,827,921

Air Freight & Logistics - 0.1%
3,210	Air Transport Services Group Inc.*(a)	98,675
1,403	Atlas Air Worldwide Holdings Inc.*	78,301
1,550	Echo Global Logistics Inc.*	44,005
1,539	Forward Air Corp.	112,455
1,794	Hub Group Inc., Class A Shares*	97,988
1,467	Radiant Logistics Inc.*	8,685
5,046	XPO Logistics Inc.*	538,307

	Total Air Freight & Logistics	978,416

Airlines - 0.2%
6,620	Alaska Air Group Inc.	337,421
719	Allegiant Travel Co., Class A Shares	122,367
27,741	American Airlines Group Inc.(a)	391,980
1,694	Copa Holdings SA, Class A Shares	135,012
2,424	Hawaiian Holdings Inc.	49,110
14,993	JetBlue Airways Corp.*	226,244
2,167	Mesa Air Group Inc.*	13,826
2,714	SkyWest Inc.	116,512
5,158	Spirit Airlines Inc.*(a)	116,726

	Total Airlines	1,509,198

Building Products - 1.5%
2,199	AAON Inc.	143,221
25,604	Advanced Drainage Systems Inc.	1,785,879
5,122	Allegion PLC	584,113
670	Alpha Pro Tech Ltd.*(a)	8,469
954	American Woodmark Corp.*	83,485
7,400	AO Smith Corp.	416,694
1,375	Apogee Enterprises Inc.	36,080
2,710	Armstrong World Industries Inc.	208,833
2,149	AZEK Co., Inc.(The), Class A Shares*	76,762
6,353	Builders FirstSource Inc.*	237,666
1,082	Caesarstone Ltd.	12,919

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 15.6% - (continued)
Building Products - 1.5% - (continued)
2,075	Cornerstone Building Brands Inc.*	$18,135
767	CSW Industrials Inc.	82,291
7,659	Fortune Brands Home & Security Inc.	639,526
1,786	Gibraltar Industries Inc.*	116,912
2,421	Griffon Corp.	50,478
1,106	Insteel Industries Inc.	25,582
3,637	JELD-WEN Holding Inc.*	87,979
1,914	Lennox International Inc.	550,907
1,335	Masonite International Corp.*	133,567
5,998	Owens Corning	437,074
3,222	PGT Innovations Inc.*	59,994
1,948	Quanex Building Products Corp.	40,129
116,829	Resideo Technologies Inc.*	2,160,168
2,386	Simpson Manufacturing Co., Inc.	219,273
22,442	Trex Co., Inc.*	1,679,110
3,380	UFP Industries Inc.	181,337

	Total Building Products	10,076,583

Commercial Services & Supplies - 2.1%
3,691	ABM Industries Inc.	142,103
5,085	ACCO Brands Corp.	38,951
8,728	ADT Inc.	67,817
2,490	Brady Corp., Class A Shares	110,008
2,479	BrightView Holdings Inc.*	33,814
2,743	Brink’s Co. (The)	184,055
2,529	Casella Waste Systems Inc., Class A Shares*	152,195
1,390	CECO Environmental Corp.*	10,286
988	Cimpress PLC*(a)	88,554
14,547	Clean Harbors Inc.*	1,052,766
54,515	Covanta Holding Corp.(a)	675,986
2,361	Deluxe Corp.	60,772
1,438	Ennis Inc.	23,540
143,658	Harsco Corp.*	2,435,003
4,028	Healthcare Services Group Inc.	95,343
898	Heritage-Crystal Clean Inc.*	17,304
3,238	Herman Miller Inc.	115,402
2,367	HNI Corp.	86,301
7,399	IAA Inc.*	443,348
520	IBEX Holdings Ltd.*	10,348
3,021	Interface Inc., Class A Shares	25,210
6,994	KAR Auction Services Inc.	126,242
1,975	Kimball International Inc., Class B Shares	21,587
2,592	Knoll Inc.	35,407
26,062	Matthews International Corp., Class A Shares	696,637
1,309	McGrath RentCorp	83,305
525	Montrose Environmental Group Inc.*	14,380
6,631	MSA Safety Inc.	990,937
157	NL Industries Inc.	735
787	PICO Holdings Inc.*	6,863
8,688	Pitney Bowes Inc.	49,522
1,336	Quad/Graphics Inc.	4,142
1,194	SP Plus Corp.*	33,957
4,745	Steelcase Inc., Class A Shares	57,652
31,814	Stericycle Inc.*	2,240,978
58,745	Team Inc.*	511,669
2,984	Tetra Tech Inc.	355,842
826	UniFirst Corp.	152,711
1,684	US Ecology Inc.	57,071
1,116	Viad Corp.	33,446
531	VSE Corp.	18,160
29,650	Waste Connections Inc.	3,083,007

	Total Commercial Services & Supplies	14,443,356

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 15.6% - (continued)
Construction & Engineering - 0.9%
8,343	AECOM*	$432,918
1,740	Aegion Corp., Class A Shares*	29,841
1,383	Ameresco Inc., Class A Shares*	61,613
7,691	API Group Corp.*(d)	119,210
2,665	Arcosa Inc.	138,287
793	Argan Inc.	36,470
1,966	Comfort Systems USA Inc.	99,067
1,823	Concrete Pumping Holdings Inc.*	7,110
1,375	Construction Partners Inc., Class A Shares*	36,162
21,385	Dycom Industries Inc.*	1,344,261
2,940	EMCOR Group Inc.	253,369
8,058	Fluor Corp.	139,162
2,500	Granite Construction Inc.	61,550
3,701	Great Lakes Dredge & Dock Corp.*	41,784
3,693	HC2 Holdings Inc.*(a)	12,372
505	IES Holdings Inc.*	18,624
6,946	Jacobs Engineering Group Inc.	749,057
3,176	MasTec Inc.*	180,111
928	MYR Group Inc.*	47,449
554	Northwest Pipe Co.*	15,944
559	NV5 Global Inc.*	40,863
2,627	Primoris Services Corp.	63,705
7,538	Quanta Services Inc.	515,147
1,526	Sterling Construction Co., Inc.*	24,401
2,164	Tutor Perini Corp.*	29,257
4,834	Valmont Industries Inc.	787,845
35,326	WillScot Mobile Mini Holdings Corp., Class A Shares*	759,862

	Total Construction & Engineering	6,045,441

Electrical Equipment - 1.0%
7,596	ABB Ltd., ADR	200,079
2,202	Acuity Brands Inc.	261,421
386	Allied Motion Technologies Inc.	15,660
1,471	American Superconductor Corp.*	29,243
2,596	Atkore International Group Inc.*	101,192
14,904	AZZ Inc.	664,569
41,396	Babcock & Wilcox Enterprises Inc.*	173,863
43,457	Bloom Energy Corp., Class A Shares*	1,065,566
1,144	Encore Wire Corp.	59,111
2,425	EnerSys	198,389
11,608	FuelCell Energy Inc.*(a)	118,402
3,393	Generac Holdings Inc.*	731,531
3,767	GrafTech International Ltd.	29,759
2,916	Hubbell Inc., Class B Shares	471,196
1,362	LSI Industries Inc.	10,651
8,493	nVent Electric PLC	195,339
1,358	Orion Energy Systems Inc.*	14,015
20,594	Plug Power Inc.*	543,476
528	Powell Industries Inc.	13,638
194	Preformed Line Products Co.	11,766
2,223	Regal Beloit Corp.	264,626
8,505	Sensata Technologies Holding PLC*	415,299
7,953	Sunrun Inc.*	509,628
1,647	Thermon Group Holdings Inc.*	23,289
1,653	TPI Composites Inc.*	66,500
623	Ultralife Corp.*	4,205
11,932	Vertiv Holdings Co., Class A Shares*	223,248
1,102	Vicor Corp.*	90,320

	Total Electrical Equipment	6,505,981

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 15.6% - (continued)
Industrial Conglomerates - 0.5%
7,468	Carlisle Cos., Inc.	$1,081,591
2,006	Raven Industries Inc.	50,591
5,445	Roper Technologies Inc.	2,325,015

	Total Industrial Conglomerates	3,457,197

Machinery - 3.6%
3,444	AGCO Corp.	318,604
539	Alamo Group Inc.	73,153
17,217	Albany International Corp., Class A Shares	1,179,881
6,197	Allison Transmission Holdings Inc.	254,387
26,243	Altra Industrial Motion Corp.	1,489,553
1,278	Astec Industries Inc.	74,124
15,621	Barnes Group Inc.	718,722
916	Blue Bird Corp.*	15,032
1,979	Chart Industries Inc.*	204,549
1,156	CIRCOR International Inc.*	38,229
5,443	Colfax Corp.*	196,383
1,274	Columbus McKinnon Corp.	48,144
2,626	Crane Co.	182,586
6,957	Donaldson Co., Inc.	370,391
1,267	Douglas Dynamics Inc.	49,565
203	Eastern Co. (The)	4,486
2,160	Energy Recovery Inc.*	23,047
31,452	Enerpac Tool Group Corp., Class A Shares	704,210
1,081	EnPro Industries Inc.	76,546
1,414	ESCO Technologies Inc.	139,845
4,998	Evoqua Water Technologies Corp.*	130,398
584	ExOne Co. (The)*(a)	6,961
3,262	Federal Signal Corp.	101,220
23,258	Flowserve Corp.	792,633
2,515	Franklin Electric Co., Inc.	169,989
2,633	Gates Industrial Corp. PLC*	33,913
303	Gencor Industries Inc.*	3,654
1,012	Gorman-Rupp Co. (The)	33,295
10,925	Graco Inc.	740,059
303	Graham Corp.	4,784
1,726	Greenbrier Cos., Inc. (The)	57,597
1,784	Helios Technologies Inc.	87,826
4,047	Hillenbrand Inc.	151,641
389	Hurco Cos., Inc.	11,596
532	Hyster-Yale Materials Handling Inc.	29,281
5,663	IDEX Corp.	1,093,808
17,736	ITT Inc.	1,288,166
1,717	John Bean Technologies Corp.	189,832
621	Kadant Inc.	79,432
4,551	Kennametal Inc.	159,239
712	LB Foster Co., Class A Shares*	10,367
13,149	Lincoln Electric Holdings Inc.	1,512,135
6,975	Lindsay Corp.	807,844
1,527	Luxfer Holdings PLC	22,951
33,465	Lydall Inc.*	916,941
1,860	Manitowoc Co., Inc. (The)*	20,665
267	Mayville Engineering Co., Inc.*	2,942
3,802	Meritor Inc.*	100,373
3,035	Middleby Corp. (The)*	412,730
588	Miller Industries Inc.	19,633
3,033	Mueller Industries Inc.	99,361
156,171	Mueller Water Products Inc., Class A Shares	1,853,750
2,734	Navistar International Corp.*	121,007
2,653	NN Inc.*	16,621
3,191	Nordson Corp.	650,358

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 15.6% - (continued)
Machinery - 3.6% - (continued)
172	Omega Flex Inc.	$24,376
3,792	Oshkosh Corp.	305,256
384	Park-Ohio Holdings Corp.	10,787
9,149	Pentair PLC	474,101
1,460	Proto Labs Inc.*	201,714
1,349	RBC Bearings Inc.*	227,765
1,837	REV Group Inc.	16,974
6,801	Rexnord Corp.	255,106
1,887	Shyft Group Inc. (The)	48,930
2,958	Snap-on Inc.	520,164
2,354	SPX Corp.*	120,595
2,289	SPX FLOW Inc.*	122,645
679	Standex International Corp.	51,237
998	Tennant Co.	67,026
3,722	Terex Corp.	115,382
28,743	Timken Co. (The)	2,110,886
5,952	Toro Co. (The)	539,906
2,394	TriMas Corp.*	63,992
5,116	Trinity Industries Inc.	116,901
9,100	Twin Disc Inc.*	55,965
2,961	Wabash National Corp.	52,350
1,481	Watts Water Technologies Inc., Class A Shares	173,499
53,210	Welbilt Inc.*	502,834
3,507	Westinghouse Air Brake Technologies Corp.	257,063
3,066	Woodward Inc.	342,871

	Total Machinery	24,672,764

Marine - 0.1%
3,224	Costamare Inc.	23,148
263	Eagle Bulk Shipping Inc.*(a)	4,899
761	Genco Shipping & Trading Ltd.	5,738
3,298	Kirby Corp.*	166,879
2,340	Matson Inc.	136,024
2,124	Safe Bulkers Inc.*	2,549
663	Scorpio Bulkers Inc.	11,364
1,062	SEACOR Holdings Inc.*	35,280

	Total Marine	385,881

Professional Services - 1.8%
721	Acacia Research Corp.*	2,660
537	Akerna Corp.*(a)	2,304
21,829	ASGN Inc.*	1,706,591
440	Barrett Business Services Inc.	29,352
477	BG Staffing Inc.	6,082
2,798	CBIZ Inc.*	67,768
4,361	CoreLogic Inc.	337,978
2,169	CoStar Group Inc.*	1,975,026
457	CRA International Inc.	20,953
2,814	Exponent Inc.	233,590
615	Forrester Research Inc.*	25,461
684	Franklin Covey Co.*	15,027
14,217	FTI Consulting Inc.*	1,493,069
467	GP Strategies Corp.*	5,371
1,013	Heidrick & Struggles International Inc.	26,439
13,750	Huron Consulting Group Inc.*	605,963
998	ICF International Inc.	72,285
1,990	Insperity Inc.	170,145
1,817	Kelly Services Inc., Class A Shares	37,176
1,114	Kforce Inc.	45,730
3,056	Korn Ferry	122,362
3,191	ManpowerGroup Inc.	276,500
233	Mastech Digital Inc.*	4,147

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 15.6% - (continued)
Professional Services - 1.8% - (continued)
729	Mistras Group Inc.*	$3,805
19,596	Nielsen Holdings PLC	316,867
345	Red Violet Inc.*(a)	9,236
1,834	Resources Connection Inc.	22,210
6,159	Robert Half International Inc.	395,285
2,256	TriNet Group Inc.*	169,200
2,052	TrueBlue Inc.*	39,193
5,066	Upwork Inc.*	165,760
17,760	Verisk Analytics Inc., Class A Shares	3,521,986
586	Willdan Group Inc.*	22,784

	Total Professional Services	11,948,305

Road & Rail - 0.9%
489	AMERCO	202,559
1,296	ArcBest Corp.	54,315
28,804	Avis Budget Group Inc.*	1,013,037
792	Covenant Logistics Group Inc., Class A Shares*	14,644
2,863	Daseke Inc.*	19,325
2,499	Heartland Express Inc.	46,182
22,315	Knight-Swift Transportation Holdings Inc., Class A Shares	921,386
2,126	Landstar System Inc.	279,399
3,333	Marten Transport Ltd.	58,761
5,068	Old Dominion Freight Line Inc.	1,030,629
82	PAM Transportation Services Inc.*	3,780
9,679	Ryder System Inc.	573,190
8,501	Saia Inc.*	1,483,765
3,237	Schneider National Inc., Class B Shares	67,653
346	Universal Logistics Holdings Inc.	7,442
948	US Xpress Enterprises Inc., Class A Shares*	7,110
8,179	Werner Enterprises Inc.	327,078

	Total Road & Rail	6,110,255

Trading Companies & Distributors - 1.1%
60,472	AerCap Holdings NV*	2,222,951
5,874	Air Lease Corp., Class A Shares	214,812
924	Alta Equipment Group Inc.*	8,371
2,163	Applied Industrial Technologies Inc.	169,644
2,986	Beacon Roofing Supply Inc.*	108,661
3,685	BMC Stock Holdings Inc.*	180,344
945	CAI International Inc.	29,909
941	DXP Enterprises Inc.*	19,817
360	EVI Industries Inc.*(a)	12,182
38,239	Fastenal Co.	1,890,919
1,155	Foundation Building Materials Inc.*	22,222
1,880	GATX Corp.	149,949
295	General Finance Corp.*	2,401
2,325	GMS Inc.*	72,610
1,849	H&E Equipment Services Inc.	49,701
8,863	HD Supply Holdings Inc.*	494,378
1,368	Herc Holdings Inc.*	78,359
282	Lawson Products Inc.*	13,322
4,213	MRC Global Inc.*	24,351
2,458	MSC Industrial Direct Co., Inc., Class A Shares	204,801
1,125	Nesco Holdings Inc.*	5,164
6,291	NOW Inc.*	35,104
2,310	Rush Enterprises Inc., Class A Shares	88,542
288	Rush Enterprises Inc., Class B Shares	9,789
2,448	SiteOne Landscape Supply Inc.*	338,069
687	Systemax Inc.	21,139
2,972	Textainer Group Holdings Ltd.*	54,744
1,195	Titan Machinery Inc.*	21,833
309	Transcat Inc.*	9,795

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 15.6% - (continued)
Trading Companies & Distributors - 1.1% - (continued)
3,374	Triton International Ltd.	$152,707
9,194	Univar Solutions Inc.*	164,573
727	Veritiv Corp.*	13,508
1,813	Watsco Inc.	412,204
2,714	WESCO International Inc.*	177,007
120	Willis Lease Finance Corp.*	3,865

	Total Trading Companies & Distributors	7,477,747

Transportation Infrastructure - 0.0%
4,041	Macquarie Infrastructure Corp.	130,726

	TOTAL INDUSTRIALS	105,569,771

INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 1.4%
2,131	Acacia Communications Inc.*	148,488
24,027	ADTRAN Inc.	303,581
1,155	Applied Optoelectronics Inc.*(a)	9,598
58,723	CalAmp Corp.*(a)	535,554
2,937	Calix Inc.*	69,548
195	Cambium Networks Corp.*	5,277
1,434	Casa Systems Inc.*	7,614
68,712	Ciena Corp.*	3,078,298
751	Clearfield Inc.*	17,859
10,625	CommScope Holding Co., Inc.*	125,906
1,333	Comtech Telecommunications Corp.	25,407
1,623	Digi International Inc.*	27,851
734	DZS Inc.*	9,446
2,678	EchoStar Corp., Class A Shares*	63,656
6,126	Extreme Networks Inc.*	34,428
1,820	Genasys Inc.*	12,886
5,568	Harmonic Inc.*	36,359
163,661	Infinera Corp.*	1,384,572
3,144	Inseego Corp.*(a)	31,220
1,699	InterDigital Inc.	101,787
659	KVH Industries Inc.*	6,788
4,124	Lumentum Holdings Inc.*	356,231
1,644	NETGEAR Inc.*	52,296
3,872	NetScout Systems Inc.*	90,682
936	PCTEL Inc.*	5,887
1,880	Plantronics Inc.	51,362
11,600	Radware Ltd.*	292,436
2,628	Resonant Inc.*(a)	5,834
100,345	Ribbon Communications Inc.*	688,367
3,203	ViaSat Inc.*	108,902
140,274	Viavi Solutions Inc.*	1,900,011

	Total Communications Equipment	9,588,131

Electronic Equipment, Instruments & Components - 2.8%
1,846	Akoustis Technologies Inc.*(a)	14,048
19,772	Amphenol Corp., Class A Shares	2,586,375
4,445	Arlo Technologies Inc.*	23,381
4,305	Arrow Electronics Inc.*	394,553
5,410	Avnet Inc.	164,193
1,582	Badger Meter Inc.	130,420
420	Bel Fuse Inc., Class B Shares	6,157
24,502	Belden Inc.	942,837
1,879	Benchmark Electronics Inc.	45,697
9,183	Cognex Corp.	690,011
1,329	Coherent Inc.*	161,846
1,669	CTS Corp.	50,838
1,375	Daktronics Inc.	6,201
3,487	Dolby Laboratories Inc., Class A Shares	308,425
751	ePlus Inc.*	63,317

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.7% - (continued)
Electronic Equipment, Instruments & Components - 2.8% - (continued)
2,015	Fabrinet*	$137,645
939	FARO Technologies Inc.*	62,087
13,069	Fitbit Inc., Class A Shares*	93,835
33,793	FLIR Systems Inc.	1,292,244
12,882	II-VI Inc.*	871,467
1,930	Insight Enterprises Inc.*	137,956
857	Intellicheck Inc.*	8,416
4,790	IPG Photonics Corp.*	991,578
2,709	Iteris Inc.*	13,220
43,088	Itron Inc.*	3,387,148
8,117	Jabil Inc.	310,232
1,399	Kimball Electronics Inc.*	21,559
56,540	Knowles Corp.*	960,049
1,313	Littelfuse Inc.	315,816
1,557	Luna Innovations Inc.*	15,609
2,017	Methode Electronics Inc.	70,635
1,095	MTS Systems Corp.	38,358
702	Napco Security Technologies Inc.*	21,411
7,238	National Instruments Corp.	270,918
1,987	nLight Inc.*	59,650
1,874	Novanta Inc.*	224,843
10,524	OSI Systems Inc.*	927,164
881	PAR Technology Corp.*	47,556
650	PC Connection Inc.	29,673
1,588	Plexus Corp.*	118,639
1,439	Powerfleet Inc.*	9,900
1,448	Research Frontiers Inc.*	4,243
8,462	Rogers Corp.*	1,243,152
3,678	Sanmina Corp.*	117,016
1,388	ScanSource Inc.*	34,839
2,287	SYNNEX Corp.	366,629
13,845	Trimble Inc.*	828,900
5,442	TTM Technologies Inc.*	71,073
7,212	Vishay Intertechnology Inc.	139,624
672	Vishay Precision Group Inc.*	19,656
695	Wrap Technologies Inc.*(a)	3,996

	Total Electronic Equipment, Instruments & Components	18,855,035

IT Services - 3.5%
2,581	Alliance Data Systems Corp.	188,774
7,353	Amdocs Ltd.	483,901
477	BigCommerce Holdings Inc.*(a)	38,475
31,837	Black Knight Inc.*	2,916,906
7,488	Booz Allen Hamilton Holding Corp., Class A Shares	649,884
2,182	Brightcove Inc.*	36,439
1,370	CACI International Inc., Class A Shares*	325,087
2,055	Cardtronics PLC, Class A Shares*	49,895
772	Cass Information Systems Inc.	32,756
207,783	Conduent Inc.*	876,844
1,784	CSG Systems International Inc.	77,390
14,243	DXC Technology Co.	312,064
3,822	Endurance International Group Holdings Inc.*	36,233
11,255	Euronet Worldwide Inc.*	1,513,122
3,315	EVERTEC Inc.	123,219
2,237	Evo Payments Inc., Class A Shares*	56,238
1,840	ExlService Holdings Inc.*	153,198
4,316	Fastly Inc., Class A Shares*(a)	365,867
5,400	Gartner Inc.*	820,800
10,468	Genpact Ltd.	425,524
2,163	Globant SA*	408,115
3,413	GreenSky Inc., Class A Shares*	14,539

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.7% - (continued)
IT Services - 3.5% - (continued)
1,136	Grid Dynamics Holdings Inc.*	$12,257
1,968	GTT Communications Inc.*(a)	8,935
1,321	Hackett Group Inc. (The)	18,600
841	I3 Verticals Inc., Class A Shares*	23,464
1,089	Information Services Group Inc.*	3,289
1,199	International Money Express Inc.*	18,872
76,897	KBR Inc.	2,135,430
6,270	Limelight Networks Inc.*	27,776
3,471	LiveRamp Holdings Inc.*	203,088
1,484	ManTech International Corp., Class A Shares	114,223
3,332	MAXIMUS Inc.	239,271
3,433	MoneyGram International Inc.*	23,276
2,752	MongoDB Inc., Class A Shares*	790,677
3,600	NIC Inc.	84,366
3,894	Okta Inc., Class A Shares*	954,186
1,815	Paysign Inc.*	8,875
1,788	Perficient Inc.*	81,408
7,617	Perspecta Inc.	170,773
780	PFSweb Inc.*	5,296
482	Priority Technology Holdings Inc.*	2,352
1,707	Rackspace Technology Inc.*	30,658
34,327	Repay Holdings Corp., Class A Shares*	828,311
15,256	Sabre Corp.	171,630
12,504	Science Applications International Corp.	1,157,120
4,566	ServiceSource International Inc.*	7,032
12,130	Shift4 Payments Inc., Class A Shares*	747,572
675	StarTek Inc.*	5,278
9,921	StoneCo Ltd., Class A Shares*	726,416
4,854	Switch Inc., Class A Shares	76,645
2,136	Sykes Enterprises Inc.*	80,378
1,000	TTEC Holdings Inc.	67,660
530	Tucows Inc., Class A Shares*	38,425
2,788	Twilio Inc., Class A Shares*	892,411
97,052	Unisys Corp.*	1,415,018
7,329	Verra Mobility Corp., Class A Shares*	89,414
1,640	Virtusa Corp.*	82,131
8,147	WEX Inc.*	1,411,386
10,160	WNS Holdings Ltd., ADR*	715,366

	Total IT Services	23,374,535

Semiconductors & Semiconductor Equipment - 3.9%
36,080	Advanced Energy Industries Inc.*	3,480,277
1,273	Alpha & Omega Semiconductor Ltd.*	31,621
1,825	Ambarella Inc.*	142,587
5,505	Amkor Technology Inc.*	81,144
785	Atomera Inc.*	7,363
1,736	Axcelis Technologies Inc.*	46,837
2,299	AXT Inc.*	22,415
28,497	Brooks Automation Inc.	2,079,996
15,884	CEVA Inc.*	623,924
3,211	Cirrus Logic Inc.*	257,201
1,589	CMC Materials Inc.	245,151
2,377	Cohu Inc.	67,483
5,958	Cree Inc.*	538,544
392	CyberOptics Corp.*	10,490
2,325	Diodes Inc.*	158,007
1,175	DSP Group Inc.*	19,775
5,815	Enphase Energy Inc.*	794,155
16,159	Entegris Inc.	1,496,647
5,027	First Solar Inc.*	469,673
4,204	FormFactor Inc.*	172,364

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.7% - (continued)
Semiconductors & Semiconductor Equipment - 3.9% - (continued)
606	GSI Technology Inc.*	$4,024
1,285	Ichor Holdings Ltd.*	40,991
12,233	Impinj Inc.*(a)	511,217
2,619	Inphi Corp.*	406,285
21,477	Kulicke & Soffa Industries Inc.	653,975
7,490	Lattice Semiconductor Corp.*	313,456
82,216	MACOM Technology Solutions Holdings Inc.*	3,673,411
562	Maxeon Solar Technologies Ltd.*(a)	13,724
3,651	MaxLinear Inc., Class A Shares*	114,094
3,009	MKS Instruments Inc.	415,182
2,416	Monolithic Power Systems Inc.	773,023
2,843	NeoPhotonics Corp.*	22,915
288	NVE Corp.	14,743
29,772	ON Semiconductor Corp.*	855,945
2,586	Onto Innovation Inc.*	114,327
1,549	PDF Solutions Inc.*	34,186
3,498	Photronics Inc.*	40,542
1,973	Pixelworks Inc.*	5,880
3,286	Power Integrations Inc.	234,588
97,465	Rambus Inc.*	1,532,150
7,154	Semtech Corp.*	482,680
2,366	Silicon Laboratories Inc.*	277,319
24,733	Silicon Motion Technology Corp., ADR	981,405
4,989	SiTime Corp.*	433,893
785	SMART Global Holdings Inc.*	24,092
2,712	SolarEdge Technologies Inc.*	753,882
4,382	SunPower Corp., Class A Shares*	97,105
1,886	Synaptics Inc.*	146,674
9,155	Teradyne Inc.	1,010,163
2,214	Ultra Clean Holdings Inc.*	70,051
2,384	Universal Display Corp.	546,031
65,254	Veeco Instruments Inc.*	1,084,521

	Total Semiconductors & Semiconductor Equipment	26,428,128

Software - 8.4%
22,954	2U Inc.*	741,644
5,545	8x8 Inc.*	109,625
3,336	A10 Networks Inc.*	26,621
58,140	ACI Worldwide Inc.*	1,894,201
949	Agilysys Inc.*	35,455
2,608	Alarm.com Holdings Inc.*	197,973
2,300	Altair Engineering Inc., Class A Shares*	123,970
2,882	Alteryx Inc., Class A Shares*	345,379
1,562	American Software Inc., Class A Shares	25,648
7,313	Anaplan Inc.*	511,837
9,315	ANSYS Inc.*	3,149,029
876	Appfolio Inc., Class A Shares*	142,727
1,929	Appian Corp., Class A Shares*(a)	270,060
11,832	Aspen Technology Inc.*	1,590,812
538	Asure Software Inc.*	4,164
3,817	Atlassian Corp. PLC, Class A Shares*	859,016
4,610	Avalara Inc.*	791,768
4,455	Avaya Holdings Corp.*	82,908
1,594	Benefitfocus Inc.*	22,938
3,070	Bill.com Holdings Inc.*	376,720
2,677	Blackbaud Inc.	147,476
31,160	Blackline Inc.*	3,829,564
55,733	Bottomline Technologies de Inc.*	2,543,654
41,130	Box Inc., Class A Shares*	768,720
6,633	CDK Global Inc.	317,721
2,100	Cerence Inc.*	190,575

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.7% - (continued)
Software - 8.4% - (continued)
5,927	Ceridian HCM Holding Inc.*	$571,481
1,588	ChannelAdvisor Corp.*	23,423
171,953	Cloudera Inc.*	2,008,411
6,005	Cloudflare Inc., Class A Shares*	450,855
2,280	CommVault Systems Inc.*	108,893
3,313	Cornerstone OnDemand Inc.*	146,269
1,229	Coupa Software Inc.*	404,230
2,477	Crowdstrike Holdings Inc., Class A Shares*	379,675
704	Digimarc Corp.*	29,589
4,453	Digital Turbine Inc.*	200,296
1,398	Domo Inc., Class B Shares*	53,110
763	Duck Creek Technologies Inc.*	30,337
10,244	Dynatrace Inc.*	389,477
1,396	Ebix Inc.	47,478
1,309	eGain Corp.*	14,844
3,565	Elastic NV*	441,347
17,602	Envestnet Inc.*	1,412,737
1,887	Everbridge Inc.*	239,536
1,556	Fair Isaac Corp.*	735,646
119,590	FireEye Inc.*	1,797,438
3,378	Five9 Inc.*	524,266
2,223	GTY Technology Holdings Inc.*	7,958
14,916	Guidewire Software Inc.*	1,826,912
2,304	HubSpot Inc.*	908,536
416	Intelligent Systems Corp.*	16,336
2,531	j2 Global Inc.*	226,803
1,085	Jamf Holding Corp.*	34,395
3,500	LivePerson Inc.*	204,470
3,530	Manhattan Associates Inc.*	360,907
4,801	Medallia Inc.*	167,987
446	MicroStrategy Inc., Class A Shares*	152,875
21,790	Mimecast Ltd.*	980,114
2,487	Mitek Systems Inc.*	29,297
5,719	MobileIron Inc.*	40,262
1,866	Model N Inc.*	64,302
789	nCino Inc.*	64,296
7,527	New Relic Inc.*	449,588
124,999	Nuance Communications Inc.*	5,391,207
10,062	Nutanix Inc., Class A Shares*	275,598
34,578	OneSpan Inc.*	683,953
3,772	PagerDuty Inc.*(a)	129,832
929	Park City Group Inc.*	4,357
4,867	Paylocity Holding Corp.*	956,852
2,172	Pegasystems Inc.	284,271
1,955	Ping Identity Holding Corp.*	43,968
5,685	Pluralsight Inc., Class A Shares*	93,120
2,500	Progress Software Corp.	100,250
13,278	Proofpoint Inc.*	1,374,140
43,063	PROS Holdings Inc.*	1,846,972
5,800	PTC Inc.*	625,530
2,709	Q2 Holdings Inc.*	307,119
672	QAD Inc., Class A Shares	38,526
11,761	Qualys Inc.*	1,117,413
2,756	Rapid7 Inc.*	206,535
4,935	RealPage Inc.*	340,466
1,073	Rimini Street Inc.*	4,678
4,829	SailPoint Technologies Holding Inc.*	224,838
1,405	Sapiens International Corp. NV	41,939
1,260	Seachange International Inc.*	1,216
333	SecureWorks Corp., Class A Shares*	3,760

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.7% - (continued)
Software - 8.4% - (continued)
415	ShotSpotter Inc.*	$13,766
6,076	Smartsheet Inc., Class A Shares*	352,590
1,796	Smith Micro Software Inc.*(a)	9,662
2,567	SolarWinds Corp.*	58,733
1,461	Sprout Social Inc., Class A Shares*	75,066
1,929	SPS Commerce Inc.*	198,822
6,533	SVMK Inc.*	139,022
2,724	Synchronoss Technologies Inc.*	8,063
13,300	Talend SA, ADR*	499,149
2,185	Telenav Inc.*	10,379
3,785	Tenable Holdings Inc.*	136,298
6,038	Teradata Corp.*	132,413
1,124	Tyler Technologies Inc.*	480,622
1,535	Upland Software Inc.*	70,226
1,709	Varonis Systems Inc.*	206,174
39,231	Verint Systems Inc.*	2,234,598
1,276	Veritone Inc.*(a)	33,954
3,570	VirnetX Holding Corp.(a)	19,349
2,109	Workiva Inc., Class A Shares*	158,154
103,285	Xperi Holding Corp.	1,970,678
5,525	Yext Inc.*	105,030
6,361	Zendesk Inc.*	849,193
3,236	Zix Corp.*	23,299
3,851	Zscaler Inc.*	599,793
5,346	Zuora Inc., Class A Shares*	60,891

	Total Software	57,187,045

Technology Hardware, Storage & Peripherals - 0.7%
6,048	3D Systems Corp.*(a)	55,339
1,710	Avid Technology Inc.*	20,776
79,668	Diebold Nixdorf Inc.*	754,456
990	Eastman Kodak Co.*(a)	7,554
1,328	Immersion Corp.*	11,368
1,166	Intevac Inc.*	7,019
74,265	NCR Corp.*	2,054,913
13,241	Pure Storage Inc., Class A Shares*	241,913
61,173	Quantum Corp.*	350,521
51,200	Stratasys Ltd.*(a)	875,520
2,456	Super Micro Computer Inc.*	69,284
10,177	Xerox Holdings Corp.	222,775

	Total Technology Hardware, Storage & Peripherals	4,671,438

	TOTAL INFORMATION TECHNOLOGY	140,104,312

MATERIALS - 4.9%
Chemicals - 1.8%
664	Advanced Emissions Solutions Inc.	3,752
1,530	AdvanSix Inc.*	27,188
1,569	AgroFresh Solutions Inc.*	3,609
9,883	Albemarle Corp.	1,343,791
1,581	American Vanguard Corp.	23,968
5,849	Amyris Inc.*(a)	17,079
3,090	Ashland Global Holdings Inc.	232,275
5,013	Avient Corp.	183,225
11,583	Axalta Coating Systems Ltd.*	331,390
1,757	Balchem Corp.	182,183
3,071	Cabot Corp.	127,170
11,756	CF Industries Holdings Inc.	438,499
413	Chase Corp.	43,757
8,996	Chemours Co. (The)	218,873
13,689	Ecolab Inc.	3,041,011
12,103	Element Solutions Inc.	167,142
4,626	Ferro Corp.*	66,198

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 4.9% - (continued)
Chemicals - 1.8% - (continued)
1,486	FutureFuel Corp.	$17,817
2,585	GCP Applied Technologies Inc.*	60,722
570	Hawkins Inc.	28,603
2,829	HB Fuller Co.	148,042
11,075	Huntsman Corp.	274,328
2,272	Ingevity Corp.*	151,270
1,331	Innospec Inc.	109,528
359	Intrepid Potash Inc.*	4,645
1,137	Koppers Holdings Inc.*	30,779
31,387	Kraton Corp.*	847,449
1,402	Kronos Worldwide Inc.	19,277
8,282	Livent Corp.*(a)	125,638
2,518	Marrone Bio Innovations Inc.*(a)	2,996
1,835	Minerals Technologies Inc.	111,329
19,314	Mosaic Co. (The)	424,135
393	NewMarket Corp.	145,316
8,082	Olin Corp.	176,915
3,196	Orion Engineered Carbons SA	49,730
2,114	PQ Group Holdings Inc.*	27,038
718	Quaker Chemical Corp.	177,346
3,651	Rayonier Advanced Materials Inc.*	23,622
7,084	RPM International Inc.	623,463
2,227	Scotts Miracle-Gro Co. (The)	391,440
2,357	Sensient Technologies Corp.	169,044
1,160	Stepan Co.	134,746
1,625	Trecora Resources*	11,001
1,482	Tredegar Corp.	23,430
2,055	Trinseo SA	78,069
65,809	Tronox Holdings PLC, Class A Shares	832,484
10,200	Valvoline Inc.	232,458
1,877	Westlake Chemical Corp.	141,057
3,122	WR Grace & Co.	170,836

	Total Chemicals	12,215,663

Construction Materials - 0.5%
2,269	Eagle Materials Inc.	206,456
1,213	Forterra Inc.*	22,501
842	Martin Marietta Materials Inc.	223,661
6,550	Summit Materials Inc., Class A Shares*	124,450
136	United States Lime & Minerals Inc.	15,055
936	US Concrete Inc.*	33,209
20,192	Vulcan Materials Co.	2,819,813

	Total Construction Materials	3,445,145

Containers & Packaging - 1.8%
13,793	AptarGroup Inc.	1,742,332
1,094	Ardagh Group SA, Class A Shares	19,451
19,987	Avery Dennison Corp.	2,984,859
28,356	Berry Global Group Inc.*	1,502,868
40,229	Crown Holdings Inc.*	3,791,583
15,137	Graphic Packaging Holding Co.	231,899
1,405	Greif Inc., Class A Shares	68,297
370	Greif Inc., Class B Shares	18,241
1,948	Myers Industries Inc.	33,096
8,544	O-I Glass Inc.	96,718
5,154	Packaging Corp. of America	670,020
1,540	Ranpak Holdings Corp., Class A Shares*	17,417
8,544	Sealed Air Corp.	384,993
14,230	Silgan Holdings Inc.	480,974
5,581	Sonoco Products Co.	324,033
411	UFP Technologies Inc.*	18,113

	Total Containers & Packaging	12,384,894

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 4.9% - (continued)
Metals & Mining - 0.7%
91,944	Alamos Gold Inc., Class A Shares	$760,377
10,233	Alcoa Corp.*	203,637
6,950	Allegheny Technologies Inc.*	93,755
5,452	Arconic Corp.*	149,985
615	Caledonia Mining Corp. PLC	8,874
2,595	Carpenter Technology Corp.	63,422
2,619	Century Aluminum Co.*	26,583
93,680	Cleveland-Cliffs Inc.(a)	1,031,417
13,260	Coeur Mining Inc.*	94,013
6,500	Commercial Metals Co.	129,415
1,988	Compass Minerals International Inc.	124,170
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)(c)	—
3,913	Gold Resource Corp.	11,661
717	Haynes International Inc.	15,193
28,814	Hecla Mining Co.	137,731
835	Kaiser Aluminum Corp.	65,113
1,105	Materion Corp.	64,422
12,963	Novagold Resources Inc.*	129,111
372	Olympic Steel Inc.	5,520
3,464	Reliance Steel & Aluminum Co.	408,059
3,581	Royal Gold Inc.	395,593
539	Ryerson Holding Corp.*	5,789
1,398	Schnitzer Steel Industries Inc., Class A Shares	35,817
11,208	Steel Dynamics Inc.	405,842
4,484	SunCoke Energy Inc.	20,178
2,877	TimkenSteel Corp.*	13,551
11,930	United States Steel Corp.	169,287
2,839	Warrior Met Coal Inc.	49,455
2,105	Worthington Industries Inc.	108,871

	Total Metals & Mining	4,726,841

Paper & Forest Products - 0.1%
2,140	Boise Cascade Co.	92,555
930	Clearwater Paper Corp.*	32,466
3,098	Domtar Corp.	93,250
2,440	Glatfelter Corp.	39,235
6,170	Louisiana-Pacific Corp.	211,199
936	Neenah Inc.	45,406
1,718	Schweitzer-Mauduit International Inc.	59,752
1,838	Verso Corp., Class A Shares	19,869

	Total Paper & Forest Products	593,732

	TOTAL MATERIALS	33,366,275

REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 5.3%
4,712	Acadia Realty Trust	66,910
3,025	Agree Realty Corp.	199,347
4,078	Alexander & Baldwin Inc.	63,821
138	Alexander’s Inc.	37,724
368	Alpine Income Property Trust Inc.	5,892
2,742	American Assets Trust Inc.	78,668
7,640	American Campus Communities Inc.	304,072
6,220	American Finance Trust Inc.	45,904
14,433	American Homes 4 Rent, Class A Shares	414,516
11,211	Americold Realty Trust	382,631
8,307	Apartment Investment & Management Co., Class A Shares	252,117
11,357	Apple Hospitality REIT Inc.	150,594
2,971	Armada Hoffler Properties Inc.	31,522
4,510	AvalonBay Communities Inc.	751,321
1,411	Bluerock Residential Growth REIT Inc., Class A Shares	14,392
14,975	Boston Properties Inc.	1,469,946
9,287	Brandywine Realty Trust	103,364

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.0% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.3% - (continued)
16,314	Brixmor Property Group Inc.	$249,115
750	BRT Apartments Corp.	9,795
5,227	Camden Property Trust	516,584
5,226	CareTrust REIT Inc.	101,541
2,823	CatchMark Timber Trust Inc., Class A Shares	27,073
2,818	Chatham Lodging Trust	31,026
765	CIM Commercial Trust Corp.	9,310
2,714	City Office REIT Inc.	23,802
586	Clipper Realty Inc.	3,721
26,509	Colony Capital Inc.	114,519
6,302	Columbia Property Trust Inc.	88,102
1,153	Community Healthcare Trust Inc.	52,069
6,495	CoreCivic Inc.	46,050
945	CorEnergy Infrastructure Trust Inc.	5,623
1,600	CorePoint Lodging Inc.	10,416
2,210	CoreSite Realty Corp.	277,112
6,170	Corporate Office Properties Trust	164,307
8,150	Cousins Properties Inc.	272,292
10,602	CubeSmart	344,883
6,422	CyrusOne Inc.	448,962
10,430	DiamondRock Hospitality Co.	78,434
12,469	Diversified Healthcare Trust	54,988
9,037	Douglas Emmett Inc.	279,876
4,413	Easterly Government Properties Inc.	95,586
2,115	EastGroup Properties Inc.	288,338
8,095	Empire State Realty Trust Inc., Class A Shares	73,260
4,010	EPR Properties	144,440
181,731	Equity Commonwealth	4,817,689
9,670	Equity LifeStyle Properties Inc.	566,565
5,011	Essential Properties Realty Trust Inc.	102,926
1,263	Farmland Partners Inc.	10,079
4,132	Federal Realty Investment Trust	360,393
7,074	First Industrial Realty Trust Inc.	296,259
3,941	Four Corners Property Trust Inc.	110,387
5,536	Franklin Street Properties Corp.	25,687
2,624	Front Yard Residential Corp.	42,824
11,284	Gaming and Leisure Properties Inc.(c)	468,737
6,430	GEO Group Inc. (The)(a)	60,764
1,857	Getty Realty Corp.	52,720
1,912	Gladstone Commercial Corp.	34,588
1,077	Gladstone Land Corp.	15,670
2,245	Global Medical REIT Inc.	30,734
5,060	Global Net Lease Inc.	84,451
33,222	Healthcare Realty Trust Inc.	980,049
11,936	Healthcare Trust of America Inc., Class A Shares	310,694
2,103	Hersha Hospitality Trust, Class A Shares	17,034
5,885	Highwoods Properties Inc.	225,396
8,275	Hudson Pacific Properties Inc.	215,150
5,219	Independence Realty Trust Inc.	67,221
3,546	Industrial Logistics Properties Trust	77,055
1,200	Innovative Industrial Properties Inc., Class A Shares	184,392
674	Investors Real Estate Trust	46,776
15,954	Iron Mountain Inc.(a)	438,735
4,094	iStar Inc.	57,725
34,118	JBG SMITH Properties	1,048,787
6,318	Kilroy Realty Corp.	386,409
22,505	Kimco Realty Corp.	324,972
4,692	Kite Realty Group Trust	67,565
4,732	Lamar Advertising Co., Class A Shares	376,715
14,695	Lexington Realty Trust, Class B Shares	150,036

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.0% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.3% - (continued)
2,563	Life Storage Inc.	$281,212
2,128	LTC Properties Inc.	78,821
8,522	Macerich Co. (The)(a)	85,220
4,967	Mack-Cali Realty Corp.	67,849
28,901	Medical Properties Trust Inc.	560,679
5,213	Monmouth Real Estate Investment Corp.	77,309
2,358	National Health Investors Inc.	152,468
9,425	National Retail Properties Inc.	355,323
3,389	National Storage Affiliates Trust	115,158
592	NETSTREIT Corp.	11,230
4,700	New Senior Investment Group Inc.	25,991
1,189	NexPoint Residential Trust Inc.	52,685
2,617	Office Properties Income Trust	59,798
12,531	Omega Healthcare Investors Inc.	441,342
892	One Liberty Properties Inc.	15,860
7,918	Outfront Media Inc.	149,967
11,252	Paramount Group Inc.	104,081
13,213	Park Hotels & Resorts Inc.	215,636
7,131	Pebblebrook Hotel Trust	131,924
11,765	Physicians Realty Trust	204,123
6,960	Piedmont Office Realty Trust Inc., Class A Shares	108,785
728	Plymouth Industrial REIT Inc.	9,566
3,579	PotlatchDeltic Corp.	166,567
2,691	Preferred Apartment Communities Inc., Class A Shares	21,017
3,765	PS Business Parks Inc.	496,227
25,844	QTS Realty Trust Inc., Class A Shares	1,535,392
7,205	Rayonier Inc.	202,965
9,267	Regency Centers Corp.	422,390
6,240	Retail Opportunity Investments Corp.	80,995
11,754	Retail Properties of America Inc., Class A Shares	95,207
738	Retail Value Inc.*	11,365
18,219	Rexford Industrial Realty Inc.	873,054
9,148	RLJ Lodging Trust	112,795
4,143	RPT Realty	30,368
2,765	Ryman Hospitality Properties Inc.	177,485
11,242	Sabra Health Care REIT Inc.	185,268
950	Safehold Inc.(a)	64,667
672	Saul Centers Inc.	20,966
9,088	SBA Communications Corp., Class A Shares	2,609,892
1,957	Seritage Growth Properties, Class A Shares*(a)	32,212
9,160	Service Properties Trust	108,638
8,042	SITE Centers Corp.	81,144
4,116	SL Green Realty Corp.	238,316
27,996	Spirit Realty Capital Inc.	1,031,373
15,521	STAG Industrial Inc.	462,215
39,019	STORE Capital Corp.	1,270,459
5,650	Summit Hotel Properties Inc.	49,099
11,971	Sunstone Hotel Investors Inc.	125,695
4,736	Tanger Factory Outlet Centers Inc.(a)	44,755
3,277	Taubman Centers Inc.	139,993
3,646	Terreno Realty Corp.	211,249
2,056	UMH Properties Inc.	29,462
10,571	Uniti Group Inc.	108,670
724	Universal Health Realty Income Trust	43,751
6,340	Urban Edge Properties	82,293
1,665	Urstadt Biddle Properties Inc., Class A Shares	23,377
60,153	VEREIT Inc.	426,485
29,672	VICI Properties Inc.	750,405
4,484	Washington Real Estate Investment Trust	104,074
6,680	Weingarten Realty Investors	139,679

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.0% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.3% - (continued)
2,227	Whitestone REIT, Class B Shares	$16,747
6,202	Xenia Hotels & Resorts Inc.	87,386

	Total Equity Real Estate Investment Trusts (REITs)	36,258,273

Real Estate Management & Development - 0.7%
191	Altisource Portfolio Solutions SA*	2,517
37,984	CBRE Group Inc., Class A Shares*	2,322,342
271	CTO Realty Growth Inc.(c)	11,067
6,058	Cushman & Wakefield PLC*	90,264
1,343	eXp World Holdings Inc.*	71,622
374	Fathom Holdings Inc.*	8,303
802	Forestar Group Inc.*	15,607
386	FRP Holdings Inc.*	17,675
138	Griffin Industrial Realty Inc.	9,834
12,699	Howard Hughes Corp. (The)*	923,598
2,854	Jones Lang LaSalle Inc.*	377,556
6,696	Kennedy-Wilson Holdings Inc.	107,002
1,299	Marcus & Millichap Inc.*	46,569
322	Maui Land & Pineapple Co., Inc.*	3,922
8,303	Newmark Group Inc., Class A Shares	58,287
435	Rafael Holdings Inc., Class B Shares*	9,318
1,039	RE/MAX Holdings Inc., Class A Shares	32,521
5,987	Realogy Holdings Corp.*	73,700
5,257	Redfin Corp.*	251,758
929	RMR Group Inc. (The), Class A Shares	34,410
1,827	St Joe Co. (The)	60,309
302	Stratus Properties Inc.*	7,354
1,130	Tejon Ranch Co.*	16,193
70	Transcontinental Realty Investors Inc.*	1,826

	Total Real Estate Management & Development	4,553,554

	TOTAL REAL ESTATE	40,811,827

UTILITIES - 2.7%
Electric Utilities - 0.8%
23,028	ALLETE Inc.	1,295,095
596	Genie Energy Ltd., Class B Shares	4,947
5,880	Hawaiian Electric Industries Inc.	210,681
9,230	IDACORP Inc.	836,054
2,024	MGE Energy Inc.	138,988
13,431	NRG Energy Inc.	439,865
11,234	OGE Energy Corp.	363,869
2,170	Otter Tail Corp.	86,409
71,770	PG&E Corp.*	911,479
6,271	Pinnacle West Capital Corp.	513,281
4,339	PNM Resources Inc.	213,088
4,924	Portland General Electric Co.	203,755
502	Spark Energy Inc., Class A Shares	4,659

	Total Electric Utilities	5,222,170

Gas Utilities - 0.3%
1,786	Brookfield Infrastructure Corp., Class A Shares(a)	119,037
873	Chesapeake Utilities Corp.	90,801
4,951	National Fuel Gas Co.	203,833
5,163	New Jersey Resources Corp.	170,534
1,656	Northwest Natural Holding Co.	79,355
2,853	ONE Gas Inc.	225,900
457	RGC Resources Inc.	11,087
5,409	South Jersey Industries Inc.	124,515
3,127	Southwest Gas Holdings Inc.	200,910
2,738	Spire Inc.	175,122
11,454	UGI Corp.	406,388

	Total Gas Utilities	1,807,482

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.7% - (continued)
Independent Power & Renewable Electricity Producers - 0.6%
213,080	Atlantic Power Corp.*	$438,945
3,745	Brookfield Renewable Corp., Class A Shares	296,417
1,647	Clearway Energy Inc., Class A Shares	44,700
4,607	Clearway Energy Inc., Class C Shares	134,847
16,189	Ormat Technologies Inc.	1,275,855
2,867	Sunnova Energy International Inc.*	116,142
81,040	Vistra Corp.	1,513,827

	Total Independent Power & Renewable Electricity Producers	3,820,733

Multi-Utilities - 0.2%
13,956	Avista Corp.	523,629
3,434	Black Hills Corp.	208,890
10,979	MDU Resources Group Inc.	273,816
11,730	NorthWestern Corp.	680,340
744	Unitil Corp.	30,415

	Total Multi-Utilities	1,717,090

Water Utilities - 0.8%
2,017	American States Water Co.	148,895
492	Artesian Resources Corp., Class A Shares	18,189
1,059	Cadiz Inc.*(a)	10,632
18,585	California Water Service Group	919,586
873	Consolidated Water Co., Ltd.	9,568
44,206	Essential Utilities Inc.	2,001,648
818	Global Water Resources Inc.	10,536
3,439	Middlesex Water Co.	235,537
1,083	Pure Cycle Corp.*	10,332
33,295	SJW Group	2,184,152
681	York Water Co. (The)	30,672

	Total Water Utilities	5,579,747

	TOTAL UTILITIES	18,147,222

	TOTAL COMMON STOCKS (Cost - $462,720,637)	651,897,282

CONVERTIBLE PREFERRED STOCKS - 0.7%
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
55,516	Becton Dickinson & Co., 6.000% due 6/1/23	2,879,060

UTILITIES - 0.3%
Water Utilities - 0.3%
26,382	Essential Utilities Inc., 6.000% due 4/30/22	1,551,525

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $4,275,345)	4,430,585

CLOSED END MUTUAL FUND SECURITIES - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
5,090	iShares® Core S&P Small-Capital ETF	433,363
4,920	iShares® Russell 2000 ETF, Common Class Shares	890,618
14,150	iShares® Russell Mid-Capital ETF, Common Class Shares	929,797

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $1,623,152)	2,253,778

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Banks - 0.1%
14,946	US Bancorp, 3.500% (3-Month USD-LIBOR + 0.600%)(e)(f)	351,530
11,178	US Bancorp, 6.500% (3-Month USD-LIBOR + 4.468%)(e)(f)	299,459

	Total Banks	650,989

Capital Markets - 0.0%
16,038	Charles Schwab Corp. (The), 5.950%(f)	414,262

Insurance - 0.1%
13,520	MetLife Inc., 4.750%(f)	361,660

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Rating††	Security	Value
FINANCIALS - 0.2% - (continued)
Insurance - 0.1% - (continued)
6,440		MetLife Inc., 5.625%(f)	$174,588

		Total Insurance	536,248

		TOTAL PREFERRED STOCKS (Cost - $1,526,299)	1,601,499

Face Amount/Units†
CORPORATE BOND & NOTE - 0.1%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
$ 702,000	NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(c)(d) (Cost - $702,000)	930,556

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $470,847,433)	661,113,700

Face Amount†
SHORT-TERM INVESTMENTS (g) - 4.0%
MONEY MARKET FUND - 1.6%
$ 10,979,651		Invesco STIT - Government & Agency Portfolio, 0.010%, Institutional Class(h) (Cost - $10,979,651)	10,979,651

TIME DEPOSITS - 2.4%
		BBH - Grand Cayman:
20,372	CAD	0.010% due 12/1/20	15,685
47,719		0.010% due 12/1/20	47,719
11,358,926		BNP Paribas - Paris, 0.010% due 12/1/20	11,358,926
1,742,398		Citibank - New York, 0.010% due 12/1/20	1,742,398
2,675,027		JPMorgan Chase & Co. - New York, 0.010% due 12/1/20	2,675,027

		TOTAL TIME DEPOSITS (Cost - $15,839,755)	15,839,755

		TOTAL SHORT-TERM INVESTMENTS (Cost - $26,819,406)	26,819,406

		TOTAL INVESTMENTS - 101.6% (Cost - $497,666,839)	687,933,106

		Liabilities in Excess of Other Assets - (1.6)%	(10,705,457)

		TOTAL NET ASSETS - 100.0%	$677,227,649

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Illiquid security.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $1,049,766 and represents 0.2% of net assets.

(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2020, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$497,713,781	$208,420,680	$(17,731,145)	$190,689,535

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Summary of Investments by Security Sector^
Information Technology	20.8%
Health Care	18.0
Industrials	15.6
Financials	13.4
Consumer Discretionary	8.4
Real Estate	6.0
Materials	4.9
Consumer Staples	4.0
Utilities	2.9
Communication Services	2.5
Energy	1.2
Short-Term Investments	2.3

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At November 30, 2020, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Russell 2000 E-mini Index December Futures	23	12/20	$1,899,964	$2,093,115	$193,151
NASDAQ 100 E-mini Index December Futures	1	12/20	223,312	245,540	22,228
S&P MidCap 400 E-mini Index December Futures	10	12/20	1,959,606	2,168,400	208,794

					$424,173

At November 30, 2020, Small-Mid Cap Equity Fund had deposited cash of $301,500 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar
USD	—	United States Dollar

See pages 259-261 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.0%
Argentina - 0.1%
811	MercadoLibre Inc.*	$1,259,751
79,148	YPF SA, ADR*	398,114

	Total Argentina	1,657,865

Australia - 3.2%
4,603	Afterpay Ltd.*	321,609
13,687	AGL Energy Ltd.	135,704
76,782	AMP Ltd.	96,415
5,110	Ampol Ltd.	115,040
25,350	Ansell Ltd.	696,867
24,347	APA Group	185,067
35,713	Appen Ltd.	828,041
12,195	Aristocrat Leisure Ltd.*	287,245
4,076	ASX Ltd.	230,817
10,332	Atlassian Corp. PLC, Class A Shares*	2,325,217
41,663	Aurizon Holdings Ltd.	130,055
36,895	AusNet Services, Class Miscella Shares	50,127
59,711	Australia & New Zealand Banking Group Ltd.	993,183
115,849	Bapcor Ltd.	596,634
1,021,107	Beach Energy Ltd.	1,302,490
62,020	BHP Group Ltd.	1,722,197
44,466	BHP Group PLC	1,008,296
10,085	BlueScope Steel Ltd.	126,694
33,000	Brambles Ltd.	265,642
122,611	Charter Hall Group, REIT	1,236,336
2,514	CIMIC Group Ltd.*	47,222
310,616	Cleanaway Waste Management Ltd.	545,403
9,554	Coca-Cola Amatil Ltd.	88,741
1,361	Cochlear Ltd.	220,322
27,961	Coles Group Ltd.	366,695
37,269	Commonwealth Bank of Australia	2,164,633
10,170	Computershare Ltd.	106,677
7,474	Crown Resorts Ltd.	52,917
29,409	CSL Ltd.	6,423,890
139,672	CSR Ltd.	495,449
23,276	Dexus, REIT	166,888
34,893	Evolution Mining Ltd.	128,472
35,353	Fortescue Metals Group Ltd.	473,347
34,645	Goodman Group, REIT	475,220
39,900	GPT Group (The), REIT	138,319
49,041	Insurance Australia Group Ltd.	185,533
21,793	JB Hi-Fi Ltd.	731,394
14,273	Lendlease Corp., Ltd.	148,443
19,297	Macquarie Group Ltd.	1,965,273
2,673	Magellan Financial Group Ltd.	116,212
58,441	Medibank Pvt Ltd.	122,310
87,418	Mineral Resources Ltd.	2,075,610
83,120	Mirvac Group, REIT	157,513
69,289	National Australia Bank Ltd.	1,165,238
17,009	Newcrest Mining Ltd.	338,064
15,948	Northern Star Resources Ltd.	148,948
42,522	Oil Search Ltd.	112,211
8,577	Orica Ltd.	101,762
37,374	Origin Energy Ltd.	142,250
93,496	OZ Minerals Ltd.	1,120,666
115,108	Pendal Group Ltd.	592,730
18,281	Qantas Airways Ltd.	72,255
31,126	QBE Insurance Group Ltd.	228,662

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.2% - (continued)
3,834	Ramsay Health Care Ltd.	$177,528
1,077	REA Group Ltd.	114,894
7,815	Rio Tinto Ltd.	581,993
37,573	Santos Ltd.	167,552
111,490	Scentre Group, REIT	229,340
7,060	SEEK Ltd.	135,085
46,012	Seven Group Holdings Ltd.	743,942
268,165	Shopping Centres Australasia Property Group, REIT, Class Miscella Shares	503,672
615,442	Silver Lake Resources Ltd.*	806,788
9,575	Sonic Healthcare Ltd.	231,579
104,884	South32 Ltd.	184,921
50,069	Stockland, REIT	167,324
26,756	Suncorp Group Ltd.	198,338
30,454	Sydney Airport	150,071
46,820	Tabcorp Holdings Ltd.	132,045
87,637	Telstra Corp., Ltd.	197,605
8,418	TPG Telecom Ltd.*	47,425
57,581	Transurban Group	592,970
15,164	Treasury Wine Estates Ltd.(a)	95,648
84,094	Vicinity Centres, REIT	101,939
2,114	Washington H Soul Pattinson & Co., Ltd.	45,092
23,871	Wesfarmers Ltd.	866,913
76,037	Westpac Banking Corp.	1,119,445
3,097	WiseTech Global Ltd.	70,343
19,838	Woodside Petroleum Ltd.	322,482
26,553	Woolworths Group Ltd.	721,132

	Total Australia	42,779,011

Austria - 0.2%
101,758	Erste Group Bank AG*	2,919,009
3,061	OMV AG	102,708
3,089	Raiffeisen Bank International AG	58,569
1,373	Verbund AG	96,019
2,612	Voestalpine AG	83,686

	Total Austria	3,259,991

Belgium - 0.8%
41,042	Ageas SA NV	2,012,527
16,042	Anheuser-Busch InBev SA/NV	1,070,117
666	Elia Group SA/NV	75,231
1,256	Etablissements Franz Colruyt NV	74,992
9,895	Galapagos NV*	1,214,413
2,366	Groupe Bruxelles Lambert SA	229,983
5,299	KBC Group NV	367,777
3,139	Proximus SADP	65,599
332	Sofina SA	105,177
1,573	Solvay SA	179,939
21,737	UCB SA	2,325,167
44,407	Umicore SA	1,990,976
23,174	Warehouses de Pauw CVA, REIT	786,885

	Total Belgium	10,498,783

Canada - 2.3%
218,400	Air Canada, Class A Shares*	4,153,434
119,964	Alimentation Couche-Tard Inc., Class B Shares	3,983,714
73,324	ARC Resources Ltd.	363,571
108,625	B2Gold Corp.	605,517
91,303	Barrick Gold Corp.	2,095,582
9,821	BRP Inc.	560,239
103,222	CAE Inc.	2,497,101
51,285	Cameco Corp.	513,876
15,653	Canadian Apartment Properties REIT	616,575
18,179	Canadian National Railway Co.	1,903,560
26,204	Canadian Western Bank(b)	608,898

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 2.3% - (continued)
9,226	Descartes Systems Group Inc. (The)*	$547,039
48,501	Dollarama Inc.	1,985,150
16,950	Finning International Inc.	345,839
70,583	Fortuna Silver Mines Inc.*	449,431
160,149	Kinross Gold Corp.	1,143,464
31,393	Maple Leaf Foods Inc.	639,800
34,800	Northland Power Inc., Class Common S Shares	1,192,599
64,026	Parex Resources Inc.*	877,474
38,346	Pretium Resources Inc.*	420,129
54,411	Real Matters Inc.*	802,675
1,438	Shopify Inc., Class A Shares*	1,547,577
18,242	Stella-Jones Inc.	620,520
22,989	TFI International Inc.	1,166,442
26,962	Tourmaline Oil Corp.	375,326
79,116	Tricon Residential Inc.	667,016
77,577	Yamana Gold Inc.	404,968

	Total Canada	31,087,516

Chile - 0.2%
119,420	Antofagasta PLC	1,991,155

China - 1.6%
24,868	Alibaba Group Holding Ltd., ADR*	6,549,236
20,416	Baidu Inc., ADR*	2,837,620
1,670,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	1,245,905
4,504,145	China Telecom Corp., Ltd., Class H Shares(c)	1,352,913
2,357,333	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	2,438,314
231,000	Kingdee International Software Group Co., Ltd.*	808,816
87,400	Tencent Holdings Ltd.	6,361,925
1,500	Yangzijiang Shipbuilding Holdings Ltd.	978

	Total China	21,595,707

Czech Republic - 0.0%
88,964	Avast PLC(d)	605,483

Denmark - 1.8%
3,518	Ambu AS, Class B Shares	117,476
67	AP Moller - Maersk AS, Class A Shares	126,518
1,379	AP Moller - Maersk AS, Class B Shares	2,804,354
8,286	Ascendis Pharma AS, ADR*	1,398,097
6,065	Bavarian Nordic AS*	182,401
2,148	Carlsberg AS, Class B Shares	318,755
2,238	Chr Hansen Holding AS*	216,790
2,501	Coloplast AS, Class B Shares	373,578
14,912	Danske Bank AS	245,151
2,342	Demant AS*	87,969
2,736	Drilling Co. of 1972 (The)*	78,456
4,356	DSV PANALPINA AS	685,689
1,370	Genmab AS*	526,391
14,899	GN Store Nord AS	1,209,209
1,585	H. Lundbeck AS	48,517
8,364	Netcompany Group AS*(d)	776,800
92,250	Novo Nordisk AS, Class B Shares	6,195,268
4,426	Novozymes AS, Class B Shares	253,087
3,983	Orsted AS(d)	719,002
32,697	Pandora AS	3,263,249
170	ROCKWOOL International AS, Class B Shares	62,109
7,409	Royal Unibrew AS	775,958
2,535	Tryg AS	73,454
19,339	Vestas Wind Systems AS	3,924,015

	Total Denmark	24,462,293

Finland - 0.7%
3,018	Elisa OYJ	162,034
9,425	Fortum OYJ	215,624
36,004	Kemira OYJ	516,935

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Finland - 0.7% - (continued)
5,752	Kesko OYJ, Class B Shares	$150,942
7,156	Kone OYJ, Class B Shares	599,342
97,426	Metso Outotec OYJ	869,859
8,907	Neste OYJ	593,801
697,342	Nokia OYJ	2,774,328
68,211	Nordea Bank Abp	581,714
2,120	Orion OYJ, Class B Shares	99,722
10,150	Sampo OYJ, Class A Shares	438,070
12,345	Stora Enso OYJ, Class R Shares	208,782
20,029	TietoEVRY OYJ	633,214
11,237	UPM-Kymmene OYJ	369,610
34,322	Valmet OYJ	868,960
8,691	Wartsila OYJ Abp	81,526

	Total Finland	9,164,463

France - 11.4%
4,212	Accor SA*	144,974
667	Aeroports de Paris	83,750
9,960	Air Liquide SA	1,630,788
81,740	Airbus SE*	8,505,976
57,446	Alstom SA*	3,054,277
17,893	Amundi SA(d)	1,422,278
7,776	Arkema SA	904,199
10,567	Atos SE*	965,641
401,353	AXA SA	9,404,745
878	BioMerieux	126,611
198,475	BNP Paribas SA*	10,114,157
18,090	Bollore SA	69,982
4,636	Bouygues SA	184,075
6,234	Bureau Veritas SA	160,989
3,387	Capgemini SE	468,074
167,138	Carrefour SA	2,732,625
107,814	Cie de Saint-Gobain	5,124,924
3,628	Cie Générale des Établissements Michelin SCA	450,399
3,163	CNP Assurances	50,164
1,151	Covivio, REIT	93,731
24,486	Credit Agricole SA*	280,942
99,949	Danone SA	6,401,258
711	Dassault Aviation SA*	730,794
14,224	Dassault Systemes SE	2,622,757
42,808	Edenred	2,441,200
16,205	Eiffage SA*	1,581,647
12,657	Electricite de France SA	191,193
233,978	Engie SA*	3,434,913
16,484	EssilorLuxottica SA*	2,378,339
742	Eurazeo SE*	45,631
27,945	Faurecia SE*	1,383,481
5,744	Gecina SA, REIT	869,858
9,277	Getlink SE*	154,009
6,337	Hermes International	6,161,896
344	Iliad SA	69,733
794	Ipsen SA	76,650
4,341	Kering SA	3,118,907
4,030	Klepierre SA, REIT	89,235
15,716	Korian SA*	520,513
14,085	La Francaise des Jeux SAEM(d)	586,172
5,620	Legrand SA	474,313
10,686	L’Oréal SA	3,900,405
13,544	LVMH Moët Hennessy Louis Vuitton SE	7,770,516
17,973	Natixis SA*	55,060
17,641	Nexans SA	1,114,967
42,002	Orange SA	530,678

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.4% - (continued)
1,114	Orpea SA*	$139,464
6,695	Pernod Ricard SA	1,274,357
12,481	Peugeot SA	292,671
26,403	Publicis Groupe SA	1,195,973
518	Remy Cointreau SA	91,998
46,166	Renault SA	1,826,504
168,545	Rexel SA	2,269,218
16,639	Rubis SCA(b)	710,240
6,746	Safran SA*	979,717
76,431	Sanofi	7,690,019
6,630	Sartorius Stedim Biotech	2,396,884
39,091	Schneider Electric SE	5,422,624
53,455	SCOR SE*	1,818,982
14,617	SEB SA	2,595,988
104,724	Societe Generale SA	2,070,636
1,877	Sodexo SA	154,737
4,989	SOITEC*	869,171
4,457	Sopra Steria Group*	677,765
7,252	Suez SA	139,529
2,895	Teleperformance	962,119
2,261	Thales SA	206,933
255,388	TOTAL SE	10,826,298
25,908	Ubisoft Entertainment SA*	2,465,769
617	Unibail - Rodamco-Westfield, REIT	43,789
2,319	Unibail - Rodamco-Westfield, REIT(b)	164,147
49,677	Valeo SA	1,916,943
11,436	Veolia Environnement SA	261,887
43,399	Vinci SA	4,408,618
17,457	Vivendi SA	524,420
575	Wendel SE	64,828
37,878	Worldline SA*(d)	3,489,525

	Total France	150,629,179

Germany - 8.5%
10,160	adidas AG*	3,235,183
21,033	Allianz SE, Class Registered Shares	4,959,313
54,136	alstria office REIT-AG	870,958
8,614	Aurubis AG	656,415
138,052	BASF SE	10,098,862
65,100	Bayer AG, Class Registered Shares	3,745,270
41,435	Bayerische Motoren Werke AG	3,607,388
6,660	Bechtle AG	1,449,022
2,139	Beiersdorf AG	239,028
14,820	Brenntag AG	1,131,731
6,657	Carl Zeiss Meditec AG	887,079
115,906	CECONOMY AG*	572,401
20,700	Commerzbank AG	128,462
2,334	Continental AG	317,541
3,689	Covestro AG(d)	205,494
40,860	CTS Eventim AG & Co. KGaA	2,471,341
77,990	Daimler AG, Class Registered Shares	5,248,571
2,753	Delivery Hero SE*(d)	331,945
41,665	Deutsche Bank AG, Class Registered Shares*	464,524
4,000	Deutsche Boerse AG	666,812
6,500	Deutsche Lufthansa AG, Class Registered Shares*	74,659
56,856	Deutsche Post AG, Class Registered Shares	2,743,785
70,171	Deutsche Telekom AG, Class Registered Shares	1,263,808
49,991	Deutsche Wohnen SE	2,504,874
17,940	DWS Group GmbH & Co. KGaA(d)	697,959
47,267	E.ON SE	511,770
43,741	Encavis AG	935,107
4,450	Evonik Industries AG	134,342

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.5% - (continued)
37,063	Freenet AG	$756,679
32,830	Fresenius Medical Care AG & Co. KGaA	2,759,875
44,243	Fresenius SE & Co. KGaA	1,976,581
48,735	GEA Group AG	1,668,029
8,849	Gerresheimer AG	1,030,359
1,269	Hannover Rueck SE	212,397
3,158	HeidelbergCement AG	224,358
16,547	HelloFresh SE*	973,869
2,205	Henkel AG & Co. KGaA	212,710
473	Hochtief AG	45,572
331,554	Infineon Technologies AG	11,654,010
12,304	KION Group AG	946,046
14,385	Knorr-Bremse AG	1,839,149
1,680	Lanxess AG	117,485
1,487	LEG Immobilien AG	211,754
13,341	Merck KGaA	2,128,206
40,513	METRO AG	369,886
1,107	MTU Aero Engines AG	261,415
2,949	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	821,658
1,244	Nemetschek SE	98,325
2,063	Puma SE	204,897
108	Rational AG	95,973
9,081	Rheinmetall AG	807,094
70,542	RWE AG	2,925,714
14,463	Salzgitter AG	291,547
98,862	SAP SE	11,998,123
2,319	Scout24 AG(d)	177,203
84,236	Siemens AG, Class Registered Shares	11,235,554
8,632	Siemens Energy AG*	257,096
55,818	Siemens Healthineers AG(d)	2,565,416
2,709	Symrise AG, Class A Shares	339,023
42,644	TAG Immobilien AG	1,274,538
2,801	TeamViewer AG*(d)	133,336
23,429	Telefonica Deutschland Holding AG	64,617
4,271	Uniper SE	144,574
16,387	United Internet AG, Class Registered Shares	654,430
689	Volkswagen AG	127,705
10,846	Vonovia SE	743,471
3,269	Zalando SE*(d)	330,282

	Total Germany	112,832,600

Hong Kong - 2.1%
664,800	AIA Group Ltd.	7,261,641
6,400	ASM Pacific Technology Ltd.	79,863
25,600	Bank of East Asia Ltd. (The)	56,625
78,500	BOC Hong Kong Holdings Ltd.	256,265
37,100	Budweiser Brewing Co. APAC Ltd.(d)	126,722
290,000	China Mengniu Dairy Co., Ltd.*	1,469,025
243,635	China Mobile Ltd.	1,450,437
2,569,734	China Unicom Hong Kong Ltd.	1,538,716
305,673	CK Asset Holdings Ltd.	1,618,409
57,000	CK Hutchison Holdings Ltd.	411,162
15,000	CK Infrastructure Holdings Ltd.	76,460
34,500	CLP Holdings Ltd.	324,197
35,400	ESR Cayman Ltd.*(d)	106,642
46,000	Galaxy Entertainment Group Ltd.	349,890
43,000	Hang Lung Properties Ltd.	106,775
16,100	Hang Seng Bank Ltd.	280,346
28,894	Henderson Land Development Co., Ltd.	120,670
53,500	HK Electric Investments & HK Electric Investments Ltd.	53,828
80,000	HKT Trust & HKT Ltd., Class Miscella Shares	104,350
224,600	Hong Kong & China Gas Co., Ltd.	344,833

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.1% - (continued)
54,519	Hong Kong Exchanges & Clearing Ltd.	$2,711,580
23,600	Hongkong Land Holdings Ltd.	95,301
4,700	Jardine Matheson Holdings Ltd.	249,578
4,400	Jardine Strategic Holdings Ltd.	105,200
238,500	Kerry Logistics Network Ltd.	521,914
42,600	Link REIT	372,013
4,414	Melco Resorts & Entertainment Ltd., ADR	80,026
32,500	MTR Corp., Ltd.	175,694
32,669	New World Development Co., Ltd.	164,970
95,000	PCCW Ltd.	57,761
29,500	Power Assets Holdings Ltd.	155,377
64,646	Sino Land Co., Ltd.	88,156
42,000	SJM Holdings Ltd.	49,085
28,000	Sun Hung Kai Properties Ltd.	365,009
10,000	Swire Pacific Ltd., Class A Shares	57,353
24,800	Swire Properties Ltd.	75,611
174,000	Techtronic Industries Co., Ltd.	2,234,666
859,000	Towngas China Co., Ltd.*	391,916
704,000	United Laboratories International Holdings Ltd. (The)	528,918
1,777,500	WH Group Ltd.(d)	1,455,203
36,000	Wharf Real Estate Investment Co., Ltd.	166,653
398,000	Xinyi Glass Holdings Ltd.	894,227

	Total Hong Kong	27,133,067

India - 0.4%
322,047	Canara Bank*	448,658
14,610	Dr Lal PathLabs Ltd.(d)	451,135
84,304	HDFC Bank Ltd.*	1,623,925
119,720	NTPC Ltd.	150,061
543,118	Oil & Natural Gas Corp., Ltd.	571,724
67,236	Reliance Industries Ltd.	1,761,885
259,282	Zee Entertainment Enterprises Ltd.	669,573

	Total India	5,676,961

Indonesia - 0.1%
513,000	Bank Central Asia Tbk PT	1,123,959
1,246,277	Bank Mandiri Persero Tbk PT	559,179

	Total Indonesia	1,683,138

Ireland - 1.6%
528,331	AIB Group PLC*	945,456
384,330	Bank of Ireland Group PLC	1,202,516
16,532	CRH PLC	648,167
130,575	Dalata Hotel Group PLC	589,905
2,088	DCC PLC	158,329
19,122	Experian PLC	675,182
23,226	Flutter Entertainment PLC	4,264,437
126,840	James Hardie Industries PLC, CDI*	3,676,641
16,389	Kerry Group PLC, Class A Shares	2,276,534
3,262	Kingspan Group PLC	283,755
15,039	Medtronic PLC	1,709,934
38,418	Ryanair Holdings PLC, ADR*	3,986,636
4,796	Smurfit Kappa Group PLC	204,021
88,892	UDG Healthcare PLC	935,723

	Total Ireland	21,557,236

Isle of Man - 0.2%
215,310	GVC Holdings PLC	2,977,650

Israel - 0.3%
922	Azrieli Group Ltd.	56,289
24,083	Bank Hapoalim BM*	157,167
31,114	Bank Leumi Le-Israel BM	174,018
11,429	Check Point Software Technologies Ltd.*	1,344,965
804	CyberArk Software Ltd.*	92,355
614	Elbit Systems Ltd.	78,542

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Israel - 0.3% - (continued)
14,106	ICL Group Ltd.	$66,931
18,794	Inmode Ltd.*	809,646
167,253	Israel Discount Bank Ltd., Class A Shares	563,927
3,396	Mizrahi Tefahot Bank Ltd.	72,285
1,363	Nice Ltd.*	332,295
23,175	Teva Pharmaceutical Industries Ltd., ADR*	220,394
1,051	Wix.com Ltd.*	268,457

	Total Israel	4,237,271

Italy - 3.1%
41,802	ACEA SpA	883,319
19,559	Amplifon SpA	780,612
130,482	Assicurazioni Generali SpA	2,225,634
10,514	Atlantia SpA*	191,222
64,987	Banca Mediolanum SpA	588,337
345,545	BPER Banca	602,490
35,815	Buzzi Unicem SpA	873,632
224,787	Davide Campari-Milano NV	2,596,208
3,364	DiaSorin SpA	709,449
583,782	Enel SpA	5,818,941
319,467	Eni SpA	3,139,502
2,639	Ferrari NV	559,351
99,465	FinecoBank Banca Fineco SpA	1,552,894
5,172	Infrastrutture Wireless Italiane SpA(d)	66,488
14,728	Interpump Group SpA	640,287
1,207,379	Intesa Sanpaolo SpA	2,767,718
12,531	Mediobanca Banca di Credito Finanziario SpA*	110,870
4,213	Moncler SpA	205,522
9,269	Nexi SpA*(d)	173,947
12,127	Poste Italiane SpA(d)	123,409
69,101	Prysmian SpA	2,267,180
2,219	Recordati Industria Chimica e Farmaceutica SpA	117,878
8,055	Reply SpA	904,069
323,984	Saipem SpA	783,355
42,883	Snam SpA	240,260
268,716	Telecom Italia SpA	129,540
29,857	Terna Rete Elettrica Nazionale SpA	222,547
1,134,799	UniCredit SpA*	11,671,875

	Total Italy	40,946,536

Japan - 18.4%
800	ABC-Mart Inc.	41,471
8,800	Acom Co., Ltd.	42,023
4,100	Advantest Corp.	285,490
13,900	Aeon Co., Ltd.	411,936
2,500	Aeon Mall Co., Ltd.	39,912
4,100	AGC Inc.	135,972
4,400	Air Water Inc.	72,559
3,400	Aisin Seiki Co., Ltd.	100,052
10,100	Ajinomoto Co., Inc.	211,091
3,800	Alfresa Holdings Corp.	75,601
7,500	Amada Co., Ltd.	72,419
2,200	ANA Holdings Inc.	53,569
42,800	Anritsu Corp.(b)	977,627
9,600	Asahi Group Holdings Ltd.	369,052
4,100	Asahi Intecc Co., Ltd.	149,729
26,600	Asahi Kasei Corp.	242,164
17,900	ASKUL Corp.	713,978
39,100	Astellas Pharma Inc.	553,187
2,600	Azbil Corp.	116,676
4,200	Bandai Namco Holdings Inc.	383,680
1,000	Bank of Kyoto Ltd. (The)	49,826
6,200	BayCurrent Consulting Inc.	1,034,158

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
29,000	Bell System24 Holdings Inc.	$445,574
6,553	Benesse Holdings Inc.(b)	138,076
61,600	Bridgestone Corp.	2,136,941
5,200	Brother Industries Ltd.	98,859
1,700	Calbee Inc.	50,286
59,599	Canon Inc.	1,049,039
19,900	Capcom Co., Ltd.	1,122,029
4,100	Casio Computer Co., Ltd.	73,395
3,000	Central Japan Railway Co.	384,138
11,200	Chiba Bank Ltd. (The)	63,403
72,776	Chiyoda Corp.*	161,422
13,700	Chubu Electric Power Co., Inc.	164,350
14,100	Chugai Pharmaceutical Co., Ltd.	678,311
6,700	Chugoku Electric Power Co., Inc. (The)	84,972
174,536	Citizen Watch Co., Ltd.	456,704
2,300	Coca-Cola Bottlers Japan Holdings Inc.	35,134
22,500	Concordia Financial Group Ltd.	79,807
400	Cosmos Pharmaceutical Corp.	68,998
2,100	CyberAgent Inc.	143,992
5,200	Dai Nippon Printing Co., Ltd.	96,890
2,000	Daifuku Co., Ltd.	231,785
14,500	Daihen Corp.	629,918
135,183	Dai-ichi Life Holdings Inc.	2,126,838
35,700	Daiichi Sankyo Co., Ltd.	1,259,430
29,200	Daikin Industries Ltd.	6,625,440
1,300	Daito Trust Construction Co., Ltd.	127,681
12,000	Daiwa House Industry Co., Ltd.	365,444
42	Daiwa House REIT Investment Corp., Class A Shares	100,885
31,700	Daiwa Securities Group Inc.	137,153
68,468	DeNA Co., Ltd.	1,194,355
25,600	Denka Co., Ltd.	788,180
9,100	Denso Corp.	427,136
4,300	Dentsu Group Inc.	139,107
5,400	Disco Corp.	1,722,063
6,300	East Japan Railway Co.	394,176
38,200	Eiken Chemical Co., Ltd.	709,528
17,548	Eisai Co., Ltd.	1,317,106
65,150	ENEOS Holdings Inc.	222,456
24,700	FANUC Corp.	5,959,375
1,200	Fast Retailing Co., Ltd.	982,480
41,900	Fuji Corp.	1,014,497
2,600	Fuji Electric Co., Ltd.	91,731
36,856	Fuji Media Holdings Inc.	381,693
11,300	Fuji Soft Inc.	545,908
7,400	FUJIFILM Holdings Corp.	397,278
9,799	Fujitsu Ltd.	1,363,923
3,500	Fukuoka Financial Group Inc.	62,168
28,200	FULLCAST Holdings Co., Ltd.	452,447
13,900	Fuso Chemical Co., Ltd.	459,383
78	GLP J-REIT	117,526
800	GMO Payment Gateway Inc.	112,552
157,987	Gree Inc.	883,775
5,400	Hakuhodo DY Holdings Inc.	77,477
3,000	Hamamatsu Photonics KK	168,875
4,900	Hankyu Hanshin Holdings Inc.	160,398
800	Harmonic Drive Systems Inc.	63,831
400	Hikari Tsushin Inc.	95,711
224,860	Hino Motors Ltd.	1,934,261
745	Hirose Electric Co., Ltd.	105,614
1,100	Hisamitsu Pharmaceutical Co., Inc.	64,223
2,300	Hitachi Construction Machinery Co., Ltd.	63,772

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
45,800	Hitachi Ltd.	$1,730,584
4,900	Hitachi Metals Ltd.	71,703
188,050	Honda Motor Co., Ltd.	5,177,427
1,000	Hoshizaki Corp.	98,466
39,300	Hoya Corp.	5,237,513
6,400	Hulic Co., Ltd.	64,445
2,200	Ibiden Co., Ltd.	103,046
3,937	Idemitsu Kosan Co., Ltd.	81,583
3,400	Iida Group Holdings Co., Ltd.	67,941
267,330	Inpex Corp.	1,484,424
19,800	Internet Initiative Japan Inc.	944,584
1,230	Invincible Investment Corp., REIT	362,196
230,350	Isuzu Motors Ltd.	2,228,191
1,200	Ito En Ltd.	92,340
28,400	ITOCHU Corp.	750,938
2,000	Itochu Techno-Solutions Corp.	70,774
39,700	Japan Airlines Co., Ltd.	746,790
1,000	Japan Airport Terminal Co., Ltd.	57,703
10,800	Japan Exchange Group Inc.	266,667
29,600	Japan Lifeline Co., Ltd.	406,059
8,300	Japan Post Bank Co., Ltd.	65,146
33,400	Japan Post Holdings Co., Ltd.	246,413
4,300	Japan Post Insurance Co., Ltd.	71,531
29	Japan Real Estate Investment Corp., REIT	150,350
51	Japan Retail Fund Investment Corp., REIT	80,894
25,300	Japan Tobacco Inc.	511,814
11,400	JFE Holdings Inc.	104,379
133,839	JGC Holdings Corp.	1,201,217
4,300	JSR Corp.	118,989
9,200	Kajima Corp.	121,080
2,500	Kakaku.com Inc.	69,850
20,520	Kamigumi Co., Ltd.	352,864
21,900	Kanamoto Co., Ltd.	456,050
14,900	Kansai Electric Power Co., Inc. (The)	136,000
3,800	Kansai Paint Co., Ltd.	115,124
10,100	Kao Corp.	752,570
90,600	KDDI Corp.	2,597,794
2,000	Keihan Holdings Co., Ltd.	93,690
4,200	Keikyu Corp.	72,057
2,200	Keio Corp.	155,309
2,700	Keisei Electric Railway Co., Ltd.	89,946
98	Kenedix Office Investment Corp., REIT, Class A Shares	620,193
16,000	Keyence Corp.	8,132,185
3,200	Kikkoman Corp.	197,852
3,600	Kintetsu Group Holdings Co., Ltd.	158,642
33,400	Kintetsu World Express Inc.	694,819
17,300	Kirin Holdings Co., Ltd.	375,029
1,100	Kobayashi Pharmaceutical Co., Ltd.	131,923
28,600	Kobe Bussan Co., Ltd.	998,384
1,000	Koei Tecmo Holdings Co., Ltd.	53,161
2,300	Koito Manufacturing Co., Ltd.	137,576
18,400	Komatsu Ltd.	448,098
20,400	Komeri Co., Ltd.	554,299
2,100	Konami Holdings Corp.	109,459
600	Kose Corp.	92,478
21,600	Kubota Corp.	425,986
18,200	Kumagai Gumi Co., Ltd.	411,717
7,200	Kuraray Co., Ltd.	71,533
1,800	Kurita Water Industries Ltd.	66,069
6,700	Kyocera Corp.	380,870
5,800	Kyowa Kirin Co., Ltd.	157,959

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
8,000	Kyushu Electric Power Co., Inc.	$67,371
3,400	Kyushu Railway Co.	71,150
6,800	Lasertec Corp.	718,795
1,100	Lawson Inc.	49,679
800	LINE Corp.*	41,224
16,000	Lintec Corp.	329,594
4,700	Lion Corp.	110,910
5,300	LIXIL Group Corp.	127,178
9,300	M3 Inc.	858,360
4,800	Makita Corp.	248,804
33,500	Marubeni Corp.	193,697
3,800	Marui Group Co., Ltd.	68,915
12,100	Mazda Motor Corp.	70,780
1,400	McDonald’s Holdings Co. Japan Ltd.	67,799
3,900	Medipal Holdings Corp.	73,014
2,400	MEIJI Holdings Co., Ltd.	169,220
1,900	Mercari Inc.*	87,162
7,700	MINEBEA MITSUMI Inc.	159,135
6,000	MISUMI Group Inc.	187,255
27,200	Mitsubishi Chemical Holdings Corp.	150,634
28,500	Mitsubishi Corp.	660,677
38,400	Mitsubishi Electric Corp.	564,648
131,780	Mitsubishi Estate Co., Ltd.	2,277,148
3,700	Mitsubishi Gas Chemical Co., Inc.	78,116
35,546	Mitsubishi Heavy Industries Ltd.	801,472
256,600	Mitsubishi Motors Corp.	458,138
257,300	Mitsubishi UFJ Financial Group Inc.	1,097,804
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	47,221
34,900	Mitsui & Co., Ltd.	591,094
3,900	Mitsui Chemicals Inc.	108,752
20,000	Mitsui Fudosan Co., Ltd.	418,003
1,900	Miura Co., Ltd.	99,572
50,790	Mizuho Financial Group Inc.	645,323
2,700	MonotaRO Co., Ltd.	164,597
9,200	Morinaga Milk Industry Co., Ltd.	447,081
9,400	MS&AD Insurance Group Holdings Inc.	273,399
106,000	Murata Manufacturing Co., Ltd.	9,296,112
55,500	Nabtesco Corp.	2,277,456
3,900	Nagoya Railroad Co., Ltd.	106,850
5,300	NEC Corp.	286,114
26,200	NEC Networks & System Integration Corp.	462,430
24,900	NET One Systems Co., Ltd.	889,039
74,500	Nexon Co., Ltd.	2,254,396
5,800	NGK Insulators Ltd.	91,445
2,900	NGK Spark Plug Co., Ltd.	52,142
1,700	NH Foods Ltd.	72,325
20,100	Nichirei Corp.	546,029
37,100	Nidec Corp.	4,702,118
53,000	Nihon M&A Center Inc.	3,709,204
48,300	Nikkiso Co., Ltd.	458,045
116,490	Nikon Corp.	718,289
2,300	Nintendo Co., Ltd.	1,306,552
133	Nippon Accommodations Fund Inc., REIT, Class A Shares	735,301
28	Nippon Building Fund Inc., REIT	154,596
1,500	Nippon Express Co., Ltd.	99,705
3,100	Nippon Paint Holdings Co., Ltd.	395,211
42	Nippon Prologis REIT Inc.	131,812
2,800	Nippon Sanso Holdings Corp.	46,435
1,100	Nippon Shinyaku Co., Ltd.	78,780
17,100	Nippon Steel Corp.*	207,134
27,100	Nippon Telegraph & Telephone Corp.	638,393

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
71,649	Nippon Television Holdings Inc.	$783,506
3,300	Nippon Yusen KK	71,409
2,600	Nissan Chemical Corp.	154,740
353,170	Nissan Motor Co., Ltd.	1,651,558
3,900	Nisshin Seifun Group Inc.	63,099
1,300	Nissin Foods Holdings Co., Ltd.	107,397
11,200	Nitori Holdings Co., Ltd.	2,382,364
20,120	Nitto Denko Corp.	1,664,169
337,632	Nomura Holdings Inc.	1,681,337
2,700	Nomura Real Estate Holdings Inc.	58,133
87	Nomura Real Estate Master Fund Inc., REIT	113,039
6,580	Nomura Research Institute Ltd.	221,752
219,900	North Pacific Bank Ltd.	488,308
7,500	NSK Ltd.	60,776
13,400	NTT Data Corp.	176,924
13,400	Obayashi Corp.	118,240
1,500	Obic Co., Ltd.	337,596
6,300	Odakyu Electric Railway Co., Ltd.	190,086
19,600	Oji Holdings Corp.	88,541
24,500	Olympus Corp.	531,979
3,900	Omron Corp.	350,743
7,800	Ono Pharmaceutical Co., Ltd.	245,931
28,700	Open House Co., Ltd.	1,136,951
800	Oracle Corp. Japan	88,921
4,200	Oriental Land Co., Ltd.	712,009
28,100	ORIX Corp.	414,007
55	Orix JREIT Inc.	81,933
8,000	Osaka Gas Co., Ltd.	153,072
2,200	Otsuka Corp.	106,643
8,200	Otsuka Holdings Co., Ltd.	331,445
12,400	PALTAC Corp.	710,924
8,700	Pan Pacific International Holdings Corp.	206,074
46,500	Panasonic Corp.	492,703
119,100	Penta-Ocean Construction Co., Ltd.	882,523
2,000	PeptiDream Inc.*	101,582
4,200	Persol Holdings Co., Ltd.	76,240
2,400	Pigeon Corp.	107,215
2,000	Pola Orbis Holdings Inc.	39,771
18,300	Rakuten Inc.	205,256
72,200	Recruit Holdings Co., Ltd.	3,025,589
16,300	Renesas Electronics Corp.*	145,212
112,000	Rengo Co., Ltd.	850,332
553,920	Resona Holdings Inc.	1,933,616
30,800	Resorttrust Inc.	475,969
14,200	Ricoh Co., Ltd.	94,069
800	Rinnai Corp.	92,996
1,700	Rohm Co., Ltd.	140,923
5,000	Ryohin Keikaku Co., Ltd.	102,316
12,900	Sankyu Inc.	475,318
104,000	Santen Pharmaceutical Co., Ltd.	1,722,421
58,700	Sanwa Holdings Corp.	710,627
15,900	Sawai Pharmaceutical Co., Ltd.	715,804
5,000	SBI Holdings Inc.	134,653
1,100	SCSK Corp.	65,810
4,500	Secom Co., Ltd.	445,972
3,800	Sega Sammy Holdings Inc.	53,170
4,200	Seibu Holdings Inc.	41,331
5,600	Seiko Epson Corp.	83,018
83,800	Sekisui Chemical Co., Ltd.	1,437,920
13,200	Sekisui House Ltd.	236,387
15,900	Seven & i Holdings Co., Ltd.	501,972

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
6,400	SG Holdings Co., Ltd.	$191,528
4,700	Sharp Corp.(b)	62,656
25,400	Shiga Bank Ltd. (The)	576,818
4,400	Shimadzu Corp.	157,184
22,126	Shimamura Co., Ltd.	2,285,861
1,600	Shimano Inc.	379,440
12,500	Shimizu Corp.	94,953
7,500	Shin-Etsu Chemical Co., Ltd.	1,224,207
53,700	Shinko Electric Industries Co., Ltd.	1,190,894
3,300	Shinsei Bank Ltd.	39,209
5,700	Shionogi & Co., Ltd.	304,217
15,200	Ship Healthcare Holdings Inc.	759,340
8,400	Shiseido Co., Ltd.	593,828
9,700	Shizuoka Bank Ltd. (The)	68,917
4,600	SMC Corp.	2,921,345
60,400	Softbank Corp.	743,657
33,000	SoftBank Group Corp.	2,303,406
1,400	Sohgo Security Services Co., Ltd.	74,658
43,500	Sompo Holdings Inc.	1,663,052
71,700	Sony Corp.	6,667,188
1,900	Square Enix Holdings Co., Ltd.	116,723
2,600	Stanley Electric Co., Ltd.	76,045
20,200	Starts Corp., Inc.	542,518
13,100	Subaru Corp.	257,851
5,600	SUMCO Corp.	112,821
30,200	Sumitomo Chemical Co., Ltd.	106,327
25,000	Sumitomo Corp.	306,255
3,900	Sumitomo Dainippon Pharma Co., Ltd.	49,200
16,000	Sumitomo Electric Industries Ltd.	181,874
36,700	Sumitomo Forestry Co., Ltd.	662,673
26,060	Sumitomo Heavy Industries Ltd.	564,550
4,900	Sumitomo Metal Mining Co., Ltd.	181,198
204,115	Sumitomo Mitsui Financial Group Inc.	5,912,128
69,821	Sumitomo Mitsui Trust Holdings Inc.	2,038,981
6,500	Sumitomo Realty & Development Co., Ltd.	210,497
1,700	Sundrug Co., Ltd.	71,141
2,800	Suntory Beverage & Food Ltd.	101,955
35,000	Sushiro Global Holdings Ltd.	1,114,390
1,400	Suzuken Co., Ltd.	53,338
46,700	Suzuki Motor Corp.	2,486,365
3,600	Sysmex Corp.	377,253
258,805	T&D Holdings Inc.	3,019,060
2,700	Taiheiyo Cement Corp.	72,691
3,800	Taisei Corp.	134,328
600	Taisho Pharmaceutical Holdings Co., Ltd.	38,286
20,300	Taiyo Yuden Co., Ltd.	923,605
374,234	Takeda Pharmaceutical Co., Ltd.	13,327,922
25,800	Takeuchi Manufacturing Co., Ltd.	603,839
2,700	TDK Corp.	381,383
4,100	Teijin Ltd.	70,111
45,900	Terumo Corp.	1,816,032
55,720	THK Co., Ltd.	1,723,062
4,800	TIS Inc.	95,633
4,100	Tobu Railway Co., Ltd.	122,146
2,300	Toho Co., Ltd.	97,651
1,500	Toho Gas Co., Ltd.	97,883
9,100	Tohoku Electric Power Co., Inc.	76,193
56,400	Tokio Marine Holdings Inc.	2,806,398
800	Tokyo Century Corp.	52,605
32,400	Tokyo Electric Power Co. Holdings Inc.*	84,021
3,200	Tokyo Electron Ltd.	1,089,061

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.4% - (continued)
8,000	Tokyo Gas Co., Ltd.	$178,958
75,300	Tokyo Steel Manufacturing Co., Ltd.	470,310
11,900	Tokyotokeiba Co., Ltd.	589,943
10,600	Tokyu Corp.	127,686
12,100	Tokyu Fudosan Holdings Corp.	58,195
5,800	Toppan Printing Co., Ltd.	78,722
29,400	Toray Industries Inc.	158,191
8,200	Toshiba Corp.	228,484
5,500	Tosoh Corp.	86,192
3,000	TOTO Ltd.	168,777
1,800	Toyo Suisan Kaisha Ltd.	88,359
60,300	Toyo Tire Corp.	941,992
1,200	Toyoda Gosei Co., Ltd.	32,374
3,100	Toyota Industries Corp.	222,640
84,300	Toyota Motor Corp.	5,634,599
4,500	Toyota Tsusho Corp.	154,433
2,700	Trend Micro Inc.	146,231
800	Tsuruha Holdings Inc.	117,007
8,600	Unicharm Corp.	417,446
59	United Urban Investment Corp., REIT	66,409
5,000	USS Co., Ltd.	103,797
28,500	Valor Holdings Co., Ltd.	705,566
1,800	Welcia Holdings Co., Ltd.	72,185
3,500	West Japan Railway Co.	160,491
2,500	Yakult Honsha Co., Ltd.	118,932
16,100	Yamada Holdings Co., Ltd.	76,242
2,600	Yamaha Corp.	147,307
5,900	Yamaha Motor Co., Ltd.	114,618
6,500	Yamato Holdings Co., Ltd.	163,968
2,300	Yamazaki Baking Co., Ltd.	38,180
8,600	Yaoko Co., Ltd.	588,514
42,500	Yaskawa Electric Corp.	2,032,640
4,400	Yokogawa Electric Corp.	77,140
189,443	Z Holdings Corp.	1,194,630
20,000	Zenkoku Hosho Co., Ltd.	909,681
2,100	ZOZO Inc.	52,445

	Total Japan	243,722,334

Jordan - 0.1%
31,292	Hikma Pharmaceuticals PLC	1,086,957

Luxembourg - 0.3%
93,606	ArcelorMittal SA*	1,716,564
23,447	Aroundtown SA	162,537
2,840	Eurofins Scientific SE*	230,102
22,387	RTL Group SA	1,028,029
8,292	SES SA, FDR, Class A Shares	75,559
10,817	Tenaris SA	83,495

	Total Luxembourg	3,296,286

Macau - 0.2%
538,000	Sands China Ltd.	2,205,716
33,200	Wynn Macau Ltd.*	56,584

	Total Macau	2,262,300

Malaysia - 0.1%
789,171	CIMB Group Holdings Bhd	700,307

Malta - 0.0%
67,197	Kindred Group PLC*	560,901

Mexico - 0.1%
3,880	Fresnillo PLC*	54,436
274,087	Grupo Financiero Banorte SAB de CV, Class O Shares*	1,364,536

	Total Mexico	1,418,972

Monaco - 0.1%
31,537	Endeavour Mining Corp.*	743,747

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 5.6%
106,695	Aalberts NV	$4,627,149
185,116	ABN AMRO Group NV, Dutch Certificate, GDR*(d)	1,902,329
1,657	Adyen NV*(d)	3,160,659
37,524	Aegon NV	140,021
68,884	Akzo Nobel NV	7,322,759
13,050	Altice Europe NV*	68,692
3,856	Argenx SE*	1,103,071
10,339	ASM International NV	1,820,361
33,997	ASML Holding NV	14,721,627
22,190	ASR Nederland NV	826,508
13,267	Boskalis Westminster	305,722
11,234	Euronext NV(d)	1,190,705
2,286	EXOR NV	157,984
14,666	Flow Traders(d)	471,131
2,445	Heineken Holding NV	225,392
5,457	Heineken NV	574,910
1,164,969	ING Groep NV*	11,321,982
29,645	Intertrust NV(d)	510,178
1,579	JDE Peet’s BV*	60,929
6,332	Just Eat Takeaway.com NV*(d)	671,267
23,174	Koninklijke Ahold Delhaize NV	662,325
3,629	Koninklijke DSM NV	594,546
75,808	Koninklijke KPN NV	225,729
58,549	Koninklijke Philips NV	3,023,855
1,492	Koninklijke Vopak NV	78,136
6,148	NN Group NV	249,073
336,573	PostNL NV*	1,147,270
10,261	Prosus NV*	1,108,276
4,811	QIAGEN NV*	231,789
2,400	Randstad NV	148,439
338,245	Royal Dutch Shell PLC, Class A Shares	5,721,407
376,968	Royal Dutch Shell PLC, Class B Shares	6,135,059
39,092	SBM Offshore NV	741,083
27,838	Signify NV*(d)	1,180,338
389,751	VEON Ltd., ADR	565,139
5,748	Wolters Kluwer NV	482,277

	Total Netherlands	73,478,117

New Zealand - 0.5%
15,616	a2 Milk Co., Ltd. (The)*	161,568
23,296	Auckland International Airport Ltd.	127,093
11,954	Fisher & Paykel Healthcare Corp., Ltd.	301,049
17,295	Mercury NZ Ltd.	72,755
27,194	Meridian Energy Ltd.	122,552
8,488	Ryman Healthcare Ltd.	87,658
38,983	Spark New Zealand Ltd.	124,246
57,891	Xero Ltd.*	5,638,669

	Total New Zealand	6,635,590

Norway - 0.8%
58,862	Adevinta ASA, Class B Shares*	966,820
133,960	DNB ASA	2,416,542
34,304	Entra ASA(d)	686,407
171,298	Equinor ASA	2,660,081
3,986	Gjensidige Forsikring ASA	86,682
9,327	Mowi ASA	188,208
617,259	Norsk Hydro ASA	2,499,028
15,938	Orkla ASA	152,380
1,592	Schibsted ASA, Class A Shares*	65,117
1,911	Schibsted ASA, Class B Shares	69,694
58,763	Sparebanken Vest	450,694
15,305	Telenor ASA	260,031
3,757	Yara International ASA	151,652

	Total Norway	10,653,336

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Portugal - 0.0%
58,580	EDP - Energias de Portugal SA	$311,590
10,637	Galp Energia SGPS SA	113,776
5,342	Jeronimo Martins SGPS SA	91,458

	Total Portugal	516,824

Russia - 0.2%
255,677	Gazprom PJSC, ADR	1,184,429
6,722	LUKOIL PJSC, ADR	443,652
78,426	Sberbank of Russia PJSC, ADR	1,045,419

	Total Russia	2,673,500

Singapore - 0.5%
225,300	AEM Holdings Ltd.	596,703
63,958	Ascendas Real Estate Investment Trust, REIT	140,113
93,094	CapitaLand Integrated Commercial Trust, REIT	133,776
51,500	CapitaLand Ltd.	118,900
9,400	City Developments Ltd.	54,406
37,800	DBS Group Holdings Ltd.	700,877
834,600	Frasers Logistics & Industrial Trust, REIT	853,336
128,300	Genting Singapore Ltd.	78,328
30,900	Keppel Corp., Ltd.	115,599
48,500	Mapletree Commercial Trust, REIT	73,335
58,388	Mapletree Logistics Trust, REIT	85,681
223,100	Oversea-Chinese Banking Corp., Ltd.	1,660,034
5,875	Sea Ltd., ADR*	1,059,674
28,650	Singapore Airlines Ltd.*	91,288
17,600	Singapore Exchange Ltd.	116,703
33,100	Singapore Technologies Engineering Ltd.	94,605
173,300	Singapore Telecommunications Ltd.	305,807
48,500	Suntec Real Estate Investment Trust, REIT	54,075
24,803	United Overseas Bank Ltd.	412,362
9,271	UOL Group Ltd.	50,320
5,800	Venture Corp., Ltd.	81,478
40,800	Wilmar International Ltd.	127,082

	Total Singapore	7,004,482

South Africa - 0.2%
102,352	Gold Fields Ltd., ADR	891,486
39,420	Impala Platinum Holdings Ltd.	413,348
153,418	MTN Group Ltd.	654,625

	Total South Africa	1,959,459

South Korea - 2.6%
4,675	Chong Kun Dang Pharmaceutical Corp.	736,116
7,068	Coway Co., Ltd.*	442,856
10,367	Douzone Bizon Co., Ltd.	989,746
21,813	Echo Marketing Inc.	495,890
2,959	GS Home Shopping Inc.	366,200
38,357	Hankook Tire & Technology Co., Ltd.	1,128,820
31,496	Hite Jinro Co., Ltd.	909,841
63,240	KB Financial Group Inc.	2,603,238
187,688	KT Corp., ADR	2,030,784
7,663	Maeil Dairies Co., Ltd.	486,020
34,333	Neowiz*	718,983
13,841	Osstem Implant Co., Ltd.*	658,725
64,366	Partron Co., Ltd.	582,961
165,037	Samsung Electronics Co., Ltd.	9,952,225
38,614	Samsung Engineering Co., Ltd.*	476,872
4,490	Samsung SDI Co., Ltd.	2,166,262
5,232	Seegene Inc.	888,654
17,118	SFA Engineering Corp.	580,677
71,699	Shinhan Financial Group Co., Ltd.	2,078,041
46,363	SK Hynix Inc.	4,088,510

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
South Korea - 2.6% - (continued)
6,588	Soulbrain Co., Ltd.*	$1,516,853

	Total South Korea	33,898,274

Spain - 3.1%
5,760	ACS Actividades de Construccion y Servicios SA	181,419
17,158	Aena SME SA*(d)	2,799,597
108,043	Amadeus IT Group SA(d)	7,358,430
55,409	Applus Services SA*	532,038
1,858,029	Banco Bilbao Vizcaya Argentaria SA	8,645,716
349,864	Banco Santander SA	1,004,649
135,006	Bankinter SA	666,666
2,622,863	CaixaBank SA	6,692,796
6,661	Cellnex Telecom SA(d)	419,499
28,049	Cia de Distribucion Integral Logista Holdings SA	513,585
4,798	Enagas SA	116,677
6,687	Endesa SA	190,989
10,504	Ferrovial SA	291,402
105	Ferrovial SA*(a)(e)	2,921
43,682	Grifols SA	1,234,782
352,597	Iberdrola SA	4,804,756
67,756	Industria de Diseno Textil SA	2,244,913
80,457	Merlin Properties Socimi SA, REIT	738,347
6,265	Naturgy Energy Group SA	144,236
585,159	Prosegur Cash SA(d)	562,811
9,186	Red Electrica Corp. SA	187,585
30,550	Repsol SA	291,085
5,015	Siemens Gamesa Renewable Energy SA	179,790
102,479	Telefonica SA	448,001
8,393	Viscofan SA	596,546

	Total Spain	40,849,236

Sweden - 2.4%
6,676	Alfa Laval AB	167,941
97,841	Assa Abloy AB, Class B Shares	2,323,408
97,026	Atlas Copco AB, Class A Shares	4,894,251
8,281	Atlas Copco AB, Class B Shares	364,643
5,804	Boliden AB	199,407
59,929	Dometic Group AB(d)	752,947
4,612	Electrolux AB, Series B	110,743
177,264	Epiroc AB, Class A Shares	2,940,078
7,444	Epiroc AB, Class B Shares	118,090
5,134	EQT AB	113,924
12,769	Essity AB, Class B Shares	403,188
3,373	Evolution Gaming Group AB(d)	288,909
2,133	Fastighets AB Balder, Class B Shares*	106,631
35,756	Getinge AB, Class B Shares	762,734
17,048	Hennes & Mauritz AB, Class B Shares	359,952
6,065	Hexagon AB, Class B Shares	502,101
8,868	Husqvarna AB, Class B Shares	94,258
2,167	ICA Gruppen AB	104,754
2,250	Industrivarden AB, Class A Shares*	69,513
3,262	Industrivarden AB, Class C Shares	99,375
3,190	Investment AB Latour, Class B Shares	84,041
9,589	Investor AB, Class B Shares	662,398
5,008	Kinnevik AB, Class B Shares*	248,828
1,736	L E Lundbergforetagen AB, Class B Shares	88,780
3,909	Lundin Energy AB	93,398
6,720	Nibe Industrier AB, Class B Shares	188,983
13,862	Nordic Entertainment Group AB, Class B Shares	689,366
52,530	Peab AB, Class B Shares	569,983
37,172	Recipharm AB, Class B Shares*	735,815
23,768	Sandvik AB	533,668
6,130	Securitas AB, Class B Shares	100,577

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 2.4% - (continued)
34,264	Skandinaviska Enskilda Banken AB, Class A Shares	$361,656
7,101	Skanska AB, Class B Shares	168,297
8,075	SKF AB, Class B Shares	198,215
7,864	Stillfront Group AB*	902,603
13,056	Svenska Cellulosa AB SCA, Class B Shares*	211,124
110,797	Svenska Handelsbanken AB, Class A Shares	1,123,039
19,217	Swedbank AB, Class A Shares	347,151
55,881	Swedish Match AB	4,513,991
10,597	Tele2 AB, Class B Shares	136,104
61,449	Telefonaktiebolaget LM Ericsson, Class B Shares	749,629
53,174	Telia Co. AB(b)	225,648
140,092	Volvo AB, Class B Shares*	3,173,095
44,275	Wihlborgs Fastigheter AB	976,418

	Total Sweden	31,859,654

Switzerland - 9.6%
234,264	ABB Ltd., Class Registered Shares	6,168,348
75,597	Adecco Group AG, Class Registered Shares	4,566,890
35,223	Alcon Inc.*	2,256,896
943	Baloise Holding AG, Class Registered Shares	162,442
649	Banque Cantonale Vaudoise, Class Registered Shares	67,005
951	Barry Callebaut AG, Class Registered Shares	2,038,858
1,979	Bucher Industries AG, Class Registered Shares	830,947
3,554	Cembra Money Bank AG	411,391
213	Chocoladefabriken Lindt & Spruengli AG	1,816,484
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	177,981
95,001	Cie Financiere Richemont SA, Class Registered Shares	7,864,512
4,226	Clariant AG, Class Registered Shares	84,688
27,865	Coca-Cola HBC AG	801,853
51,122	Credit Suisse Group AG, Class Registered Shares	639,959
174	EMS-Chemie Holding AG, Class Registered Shares	159,081
340	Forbo Holding AG, Class Registered Shares	556,246
780	Geberit AG, Class Registered Shares	468,792
194	Givaudan SA, Class Registered Shares	790,026
210,389	Glencore PLC*	592,108
3,277	Helvetia Holding AG, Class Registered Shares	319,106
49,861	Julius Baer Group Ltd.	2,873,089
1,146	Kuehne + Nagel International AG, Class Registered Shares	259,000
78,758	LafargeHolcim Ltd., Class Registered Shares*	4,120,705
26,589	Logitech International SA, Class Registered Shares	2,347,164
7,260	Lonza Group AG, Class Registered Shares	4,545,604
115,297	Nestlé SA, Class Registered Shares	12,866,474
183,506	Novartis AG, Class Registered Shares	16,643,974
397	Partners Group Holding AG	423,012
8,940	PSP Swiss Property AG, Class Registered Shares	1,089,265
54,369	Roche Holding AG	17,869,531
864	Schindler Holding AG	235,959
427	Schindler Holding AG, Class Registered Shares	113,144
128	SGS SA, Class Registered Shares	364,922
19,155	Sika AG, Class Registered Shares	4,880,715
1,169	Sonova Holding AG, Class Registered Shares*	286,409
124,210	STMicroelectronics NV	4,835,402
1,204	Straumann Holding AG, Class Registered Shares	1,378,862
8,542	Sulzer AG, Class Registered Shares	842,199
603	Swatch Group AG (The)	148,360
1,068	Swatch Group AG (The), Class Registered Shares	51,104
3,602	Swiss Life Holding AG, Class Registered Shares	1,605,413
1,612	Swiss Prime Site AG, Class Registered Shares	144,415
6,018	Swiss Re AG	548,729
550	Swisscom AG, Class Registered Shares	290,770
1,451	Tecan Group AG, Class Registered Shares	636,644
15,353	Temenos AG, Class Registered Shares	1,933,726

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 9.6% - (continued)
365,435	UBS Group AG, Class Registered Shares	$5,175,599
8,234	VAT Group AG(d)	1,724,997
966	Vifor Pharma AG	141,301
12,133	Vontobel Holding AG, Class Registered Shares	921,971
16,143	Wizz Air Holdings PLC*(d)	969,759
14,520	Zurich Insurance Group AG	5,886,200

	Total Switzerland	126,928,031

Taiwan - 0.9%
528,069	Hon Hai Precision Industry Co., Ltd.	1,522,572
2,528,519	Innolux Corp.*	890,932
2,341,729	Shin Kong Financial Holding Co., Ltd.	702,532
500,000	Taiwan Semiconductor Manufacturing Co., Ltd.	8,425,106

	Total Taiwan	11,541,142

Thailand - 0.1%
516,373	Kasikornbank PCL, NVDR	1,858,196

United Kingdom - 11.8%
20,296	3i Group PLC	289,071
4,051	Admiral Group PLC	154,137
99,887	Anglo American PLC	2,950,600
9,255	Ashtead Group PLC	391,355
7,560	Associated British Foods PLC	213,047
27,765	AstraZeneca PLC	2,908,719
18,107	Atlantica Sustainable Infrastructure PLC	622,700
20,574	Auto Trader Group PLC(d)	153,515
1,319	AVEVA Group PLC	59,624
84,850	Aviva PLC	362,561
168,264	B&M European Value Retail SA	1,071,034
255,949	Babcock International Group PLC	1,154,323
148,393	BAE Systems PLC	997,852
390,629	Balfour Beatty PLC*	1,325,424
3,046,329	Barclays PLC*	5,448,975
21,587	Barratt Developments PLC	177,873
2,564	Berkeley Group Holdings PLC	157,651
40,934	Blue Prism Group PLC*	778,849
493,523	boohoo Group PLC*	2,072,055
2,093,181	BP PLC	6,847,254
187,413	British American Tobacco PLC	6,598,958
167,859	British Land Co. PLC (The), REIT	1,053,557
182,491	Britvic PLC	1,993,271
1,052,365	BT Group PLC	1,640,356
53,934	Bunzl PLC	1,693,363
106,257	Burberry Group PLC	2,442,623
365,870	Cairn Energy PLC*	781,850
1,202,994	Centrica PLC	705,638
21,498	CNH Industrial NV	236,015
4,321	Coca-Cola European Partners PLC	193,062
331,829	Compass Group PLC	5,837,794
38,259	Computacenter PLC	1,130,245
12,666	Cranswick PLC	579,887
20,761	Croda International PLC	1,648,987
130,710	Diageo PLC	5,005,981
29,178	Direct Line Insurance Group PLC	114,887
59,448	Electrocomponents PLC	639,462
12,864	Evraz PLC	66,293
23,168	Ferguson PLC	2,594,948
23,284	Fiat Chrysler Automobiles NV	362,151
41,800	Future PLC	944,701
43,641	Gamesys Group PLC	647,995
25,510	Gamma Communications PLC	545,738
202,827	GlaxoSmithKline PLC	3,711,018
8,056	Halma PLC	237,601

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 11.8% - (continued)
7,046	Hargreaves Lansdown PLC	$133,895
431,435	HSBC Holdings PLC	2,226,723
55,280	IG Group Holdings PLC	592,798
47,575	IMI PLC	712,543
19,925	Imperial Brands PLC	360,878
31,875	Informa PLC	225,778
3,670	InterContinental Hotels Group PLC	227,171
30,790	Intermediate Capital Group PLC	669,420
768,296	International Consolidated Airlines Group SA	1,573,748
3,398	Intertek Group PLC	249,668
922,744	J Sainsbury PLC	2,592,933
9,026	JD Sports Fashion PLC*	93,593
4,012	Johnson Matthey PLC	118,537
907,124	Kingfisher PLC*	3,302,005
114,453	Land Securities Group PLC, REIT	1,007,702
620,164	Legal & General Group PLC	2,084,567
1,479,729	Lloyds Banking Group PLC	700,810
23,478	London Stock Exchange Group PLC	2,533,037
262,167	LondonMetric Property PLC, REIT	761,279
53,910	M&G PLC	134,471
454,509	Marks & Spencer Group PLC*	763,885
1,617,539	Melrose Industries PLC*	3,319,095
10,304	Mondi PLC	227,048
228,747	National Grid PLC	2,582,283
108,300	Natwest Group PLC	222,714
65,264	Next PLC	5,689,806
150,669	Ocado Group PLC*	4,432,773
145,201	OSB Group PLC*	752,050
15,839	Pearson PLC	136,367
6,714	Persimmon PLC	237,165
119,610	Pets at Home Group PLC	669,083
11,573	Phoenix Group Holdings PLC*	110,579
357,238	Prudential PLC	5,575,499
14,943	Reckitt Benckiser Group PLC	1,311,919
123,265	Redrow PLC	852,235
40,705	RELX PLC	946,152
39,244	Rentokil Initial PLC	259,639
257,928	Rightmove PLC	2,151,828
23,615	Rio Tinto PLC	1,529,984
4,329,877	Rolls-Royce Holdings PLC*	6,117,695
20,630	RSA Insurance Group PLC	185,123
109,004	Safestore Holdings PLC, REIT	1,117,949
22,654	Sage Group PLC (The)	182,316
2,625	Schroders PLC	112,382
25,583	Segro PLC, REIT	310,616
374,194	Serco Group PLC	565,906
5,049	Severn Trent PLC	160,627
18,413	Smith & Nephew PLC	358,394
8,407	Smiths Group PLC	163,814
1,563	Spirax-Sarco Engineering PLC	232,869
220,331	Spirent Communications PLC	759,162
21,684	SSE PLC	387,208
11,202	St. James’s Place PLC	152,029
424,221	Standard Chartered PLC	2,574,864
49,835	Standard Life Aberdeen PLC	179,668
170,649	Stock Spirits Group PLC	538,422
81,494	Tate & Lyle PLC	691,499
79,091	Taylor Wimpey PLC	163,377
206,184	Tesco PLC	623,123
390,477	Trainline PLC*(d)	2,355,047
39,165	Travis Perkins PLC*	667,628

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 11.8% - (continued)
22,432	Ultra Electronics Holdings PLC	$634,464
108,748	Unilever PLC(a)	6,622,366
50,374	UNITE Group PLC (The), REIT	662,750
14,470	United Utilities Group PLC	173,516
563,618	Vodafone Group PLC	927,054
104,646	WH Smith PLC(d)	1,969,757
54,529	Whitbread PLC*	2,207,682
51,017	WM Morrison Supermarkets PLC	122,243
273,060	WPP PLC	2,649,130

	Total United Kingdom	156,183,340

United States - 0.8%
821	Booking Holdings Inc.*	1,665,357
10,537	EPAM Systems Inc.*	3,396,391
1	International Flavors & Fragrances Inc.	79
48,242	Ovintiv Inc.(b)	616,954
234,260	Reliance Worldwide Corp., Ltd.	714,153
18,127	ResMed Inc.	3,799,419

	Total United States	10,192,353

	TOTAL COMMON STOCKS (Cost - $998,092,012)	1,284,799,243

PREFERRED STOCKS - 0.8%
Germany - 0.8%
1,135	Bayerische Motoren Werke AG, Class Preferred Shares	75,009
1,540	FUCHS PETROLUB SE, Class Preferred Shares	88,043
3,751	Henkel AG & Co. KGaA, Class Preferred Shares	403,674
3,249	Porsche Automobil Holding SE, Class Preferred Shares	206,402
749	Sartorius AG, Class Preferred Shares	340,605
56,691	Volkswagen AG, Class Preferred Shares	9,544,156

	TOTAL PREFERRED STOCKS (Cost - $7,469,380)	10,657,889

CLOSED END MUTUAL FUND SECURITIES - 0.1%
United States - 0.1%
5,470	iShares® Core MSCI EAFE ETF, Common Class Shares	362,333
9,802	Vanguard FTSE Developed Markets ETF, Common Class	441,972

	TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost - $634,280)	804,305

WARRANT - 0.0%
Switzerland - 0.0%
168,022	Cie Financiere Richemont SA, expires 9/13/23*(e) (Cost - $0)	33,283

RIGHTS - 0.0%
Germany - 0.0%
6	KION Group AG*(a)(e)	2

Spain - 0.0%
349,864	Banco Santander SA*	43,693

United Kingdom - 0.0%
1,025	AVEVA Group PLC*	15,303

	TOTAL RIGHTS (Cost - $14,574)	58,998

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,006,210,246)	1,296,353,718

Face Amount†
SHORT-TERM INVESTMENTS (f) - 2.0%
MONEY MARKET FUND - 0.2%
$ 2,849,906	Invesco STIT - Government & Agency Portfolio, 0.010%, Institutional Class(g) (Cost - $2,849,906)	2,849,906

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value
TIME DEPOSITS - 1.8%
$3,663,896		ANZ National Bank - London, 0.010% due 12/1/20	$3,663,896
		BBH - Grand Cayman:
470,300	CHF	(1.420)% due 12/1/20	517,552
14,240	EUR	(0.690)% due 12/1/20	16,986
189,987	DKK	(0.650)% due 12/1/20	30,444
118,801	SEK	(0.280)% due 12/1/20	13,850
1,391,765	JPY	(0.260)% due 12/1/20	13,331
348,199	NOK	(0.250)% due 12/1/20	39,138
61,327	AUD	(0.160)% due 12/1/20	45,017
152,796	HKD	0.000% due 12/1/20	19,713
7,255	NZD	0.000% due 12/1/20	5,087
51,442	CAD	0.010% due 12/1/20	39,607
2,350	GBP	0.010% due 12/1/20	3,133
19,384	SGD	0.020% due 12/1/20	14,453
1,135	ZAR	3.250% due 12/1/20	73
675,553		BNP Paribas - Paris, 0.010% due 12/1/20	675,553
		Citibank - London:
594,969	EUR	(0.690)% due 12/1/20	709,679
339,538	GBP	0.010% due 12/1/20	452,604
809,963		Citibank - New York, 0.010% due 12/1/20	809,963
6,295,649		JPMorgan Chase & Co. - New York, 0.010% due 12/1/20	6,295,649
9,610,155		Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	9,610,155
79,796,296	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.260)% due 12/1/20	764,332

		TOTAL TIME DEPOSITS (Cost - $23,740,215)	23,740,215

		TOTAL SHORT-TERM INVESTMENTS (Cost - $26,590,121)	26,590,121

		TOTAL INVESTMENTS - 99.9% (Cost - $1,032,800,367)	1,322,943,839

		Other Assets in Excess of Liabilities - 0.1%	1,363,208

		TOTAL NET ASSETS - 100.0%	$1,324,307,047

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Illiquid security.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security trades on the Hong Kong exchange.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $43,672,723 and represents 3.3% of net assets.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.8%.
(g)	Represents investments of collateral received from securities lending transactions.

At November 30, 2020, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,032,800,367	$373,582,994	$(83,323,915)	$290,259,079

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Summary of Investments by Security Sector^
Industrials	16.9%
Financials	16.1
Consumer Discretionary	13.9
Information Technology	12.6
Health Care	11.5
Consumer Staples	7.3
Materials	6.3
Communication Services	4.8
Energy	3.8
Real Estate	2.6
Utilities	2.4
Short-Term Investments	1.8

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2020, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 December Futures	30	12/20	$1,202,189	$1,254,229	$52,040
FTSE 100 Index December Futures	6	12/20	487,415	503,275	15,860
SPI 200 Index December Futures	3	12/20	344,802	359,446	14,644
TOPIX Index December Futures	5	12/20	807,693	840,756	33,063

					$115,607

At November 30, 2020, International Equity Fund had deposited cash of $265,833 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.9%
Argentina - 0.4%
962	Globant SA*	$181,510
1,255	MercadoLibre Inc.*	1,949,429
1,726	Telecom Argentina SA, ADR	14,550
5,996	YPF SA, ADR*	30,160

	Total Argentina	2,175,649

Brazil - 4.2%
127,269	Ambev SA	332,077
11,300	Atacadao SA	42,413
5,989	B2W Cia Digital*	78,693
53,354	B3 SA - Brasil Bolsa Balcao	558,948
32,652	Banco Bradesco SA	131,940
6,360	Banco BTG Pactual SA	94,038
562,509	Banco do Brasil SA	3,554,888
9,295	Banco Santander Brasil SA	67,919
473,815	BB Seguridade Participacoes SA	2,525,669
16,663	BRF SA*	68,514
777,006	CCR SA	1,891,087
7,810	Centrais Eletricas Brasileiras SA	45,275
9,781	Cia de Saneamento Basico do Estado de Sao Paulo	81,310
3,326	Compania Brasileira de Distribuicao	42,988
17,041	Compania Siderurgica Nacional SA	74,775
4,551	Cosan SA	65,863
4,500	CPFL Energia SA	26,331
5,411	Energisa SA	47,002
102,374	Engie Brasil Energia SA	809,003
25,170	Equatorial Energia SA	102,365
379,750	Fleury SA	1,882,501
32,360	Hapvida Participacoes e Investimentos SA(a)	87,093
8,769	Hypera SA	52,553
26,790	JBS SA	115,753
572,700	JSL SA*	1,084,932
16,556	Klabin SA	77,498
15,888	Localiza Rent a Car SA	199,332
105,200	Locaweb Servicos de Internet SA, (Restricted, cost - $402,132, acquired 4/17/20)*(a)(b)	1,298,642
22,269	Lojas Renner SA	185,705
79,120	Magazine Luiza SA	345,255
589,300	Movida Participacoes SA	2,157,967
8,820	Multiplan Empreendimentos Imobiliarios SA	37,319
23,544	Natura & Co. Holding SA*	221,517
13,695	Notre Dame Intermedica Participacoes SA	175,090
23,151	Petrobras Distribuidora SA	88,709
96,806	Petroleo Brasileiro SA	461,639
29,790	Raia Drogasil SA	143,728
547,538	Rumo SA*	1,937,591
7,195	Sul America SA	57,503
19,531	Suzano SA*	205,960
26,912	TIM SA	67,759
12,300	TOTVS SA	61,410
16,567	Ultrapar Participações SA	62,862
97,182	Vale SA	1,414,783
51,547	Vasta Platform Ltd., Class A Shares*(c)	711,349
35,150	Via Varejo SA*	116,448
22,192	WEG SA	304,724

	Total Brazil	24,196,720

Chile - 0.1%
1,140,767	Banco de Chile	100,541
1,605	Banco de Credito e Inversiones SA	56,035

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.1% - (continued)
1,935,679	Banco Santander Chile	$84,094
42,252	Cencosud SA	73,019
12,906	Cencosud Shopping SA	21,477
2,598	Cia Cervecerias Unidas SA	18,379
252,929	Colbun SA	40,500
31,677	Empresas CMPC SA	68,605
9,480	Empresas COPEC SA	75,278
972,556	Enel Americas SA	141,180
891,227	Enel Chile SA	62,078
22,952	SACI Falabella	78,656

	Total Chile	819,842

China - 30.8%
9,300	360 Security Technology Inc., Class A Shares	23,479
32,500	3SBio Inc.*(a)	32,135
884	51job Inc., ADR*	62,322
263,982	AAC Technologies Holdings Inc.	1,481,648
6,200	AECC Aviation Power Co., Ltd., Class A Shares	42,755
24,000	Agile Group Holdings Ltd.	34,469
153,400	Agricultural Bank of China Ltd., Class A Shares	76,702
727,000	Agricultural Bank of China Ltd., Class H Shares(d)	272,979
7,073	Aier Eye Hospital Group Co., Ltd., Class A Shares	65,819
68,000	Air China Ltd., Class H Shares(d)	54,610
6,600	Aisino Corp., Class A Shares	13,902
12,000	AK Medical Holdings Ltd.(a)	18,865
106,951	Alibaba Group Holding Ltd., ADR*	28,166,615
899,250	A-Living Smart City Services Co., Ltd., (Restricted, cost - $1,402,194, acquired 5/14/19), Class H Shares(a)(b)	3,796,058
31,400	Aluminum Corp. of China Ltd., Class A Shares*	19,723
120,000	Aluminum Corp. of China Ltd., Class H Shares*(d)	47,067
2,500	Angel Yeast Co., Ltd., Class A Shares	17,504
9,400	Anhui Conch Cement Co., Ltd., Class A Shares	80,833
477,837	Anhui Conch Cement Co., Ltd., Class H Shares(d)	3,046,768
1,100	Anhui Gujing Distillery Co., Ltd., Class A Shares	35,341
2,600	Anhui Gujing Distillery Co., Ltd., Class B Shares	30,836
28,000	ANTA Sports Products Ltd.	382,019
500	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	18,205
1,532	Autohome Inc., ADR	144,651
3,600	AVIC Aircraft Co., Ltd., Class A Shares	17,033
34,799	Avic Capital Co., Ltd., Class A Shares	24,618
4,000	AVIC Jonhon Optronic Technology Co., Ltd., Class A Shares	35,895
2,600	AVIC Shenyang Aircraft Co., Ltd., Class A Shares	24,002
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(d)	46,061
26,641	Baidu Inc., ADR*	3,702,833
19,200	Bank of Beijing Co., Ltd., Class A Shares	14,217
58,930	Bank of China Ltd., Class A Shares	29,556
2,146,000	Bank of China Ltd., Class H Shares(d)	744,755
39,800	Bank of Communications Co., Ltd., Class A Shares	28,451
252,000	Bank of Communications Co., Ltd., Class H Shares(d)	139,150
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	10,655
15,300	Bank of Jiangsu Co., Ltd., Class A Shares	14,457
16,600	Bank of Nanjing Co., Ltd., Class A Shares	21,770
10,900	Bank of Ningbo Co., Ltd., Class A Shares	60,978
29,640	Bank of Shanghai Co., Ltd., Class A Shares	36,361
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	28,498
25,309	Baozun Inc., ADR*(c)	940,482
1,195	BeiGene Ltd., ADR*	305,550
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares(d)	40,287
5,100	Beijing New Building Materials PLC, Class A Shares	30,276
7,350	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares	38,254
4,000	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	24,090
5,800	Beijing Tongrentang Co., Ltd., Class A Shares	23,734
23,700	Beijing Yanjing Brewery Co., Ltd., Class A Shares	29,615

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 30.8% - (continued)
28,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	$24,807
1,400	Betta Pharmaceuticals Co., Ltd., Class A Shares	19,442
1,000	BGI Genomics Co., Ltd., Class A Shares	19,911
2,942	Bilibili Inc., ADR*	184,934
72,500	BOE Technology Group Co., Ltd., Class A Shares	59,753
2,500	BYD Co., Ltd., Class A Shares	65,683
17,000	BYD Co., Ltd., Class H Shares(d)	400,038
17,500	BYD Electronic International Co., Ltd.(c)	87,000
1,800	Cansino Blologics Inc., Class H Shares*(a)(d)	39,245
227,000	CGN Power Co., Ltd., Class H Shares(a)(d)	48,660
800	Changchun High & New Technology Industry Group Inc., Class A Shares	44,643
24,700	Changjiang Securities Co., Ltd., Class A Shares	33,222
300	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A Shares	2,029
35,000	China Aoyuan Group Ltd.	36,251
5,300	China Avionics Systems Co., Ltd., Class A Shares	14,502
57,500	China Bohai Bank Co., Ltd., Class H Shares*(a)(d)	38,353
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(d)	49,721
233,000	China CITIC Bank Corp., Ltd., Class H Shares(d)	100,402
109,000	China Communications Construction Co., Ltd., Class H Shares(d)	56,424
82,000	China Communications Services Corp., Ltd., Class H Shares(d)	43,747
503,000	China Conch Venture Holdings Ltd.	2,366,369
21,100	China Construction Bank Corp., Class A Shares	22,890
9,748,224	China Construction Bank Corp., Class H Shares(d)	7,498,244
16,000	China East Education Holdings Ltd.(a)	35,697
27,298	China Eastern Airlines Corp., Ltd., Class A Shares	20,586
30,812	China Everbright Bank Co., Ltd., Class A Shares	20,335
148,000	China Everbright Bank Co., Ltd., Class H Shares(d)	57,608
47,000	China Evergrande Group	98,522
27,000	China Feihe Ltd.(a)	64,642
4,901	China Fortune Land Development Co., Ltd., Class A Shares	11,067
13,200	China Galaxy Securities Co., Ltd., Class A Shares	25,844
90,500	China Galaxy Securities Co., Ltd., Class H Shares(d)	58,166
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	3,294
45,500	China Hongqiao Group Ltd.	39,657
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(d)	32,872
102,000	China Huishan Dairy Holdings Co., Ltd.*(e)(f)	—
34,000	China International Capital Corp., Ltd., Class H Shares*(a)(d)	78,772
6,300	China Jushi Co., Ltd., Class A Shares	16,134
32,000	China Lesso Group Holdings Ltd.	57,208
4,800	China Life Insurance Co., Ltd., Class A Shares	30,992
201,000	China Life Insurance Co., Ltd., Class H Shares(d)	450,334
8,600	China Literature Ltd.*(a)(c)	65,482
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(d)	82,660
41,000	China Medical System Holdings Ltd.	41,945
14,000	China Meidong Auto Holdings., Ltd.	60,689
33,900	China Merchants Bank Co., Ltd., Class A Shares	226,965
721,391	China Merchants Bank Co., Ltd., Class H Shares(d)	4,568,667
20,400	China Merchants Energy Shipping Co., Ltd., Class A Shares	18,681
9,230	China Merchants Securities Co., Ltd., Class A Shares*	30,875
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	33,024
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	45,037
140,200	China Minsheng Banking Corp., Ltd., Class H Shares(d)	76,647
26,600	China Molybdenum Co., Ltd., Class A Shares	18,581
108,000	China Molybdenum Co., Ltd., Class H Shares(d)	50,405
98,000	China National Building Material Co., Ltd., Class H Shares(d)	127,764
18,900	China National Nuclear Power Co., Ltd., Class A Shares	14,118
600	China National Software & Service Co., Ltd., Class A Shares	6,643
30,000	China Oilfield Services Ltd., Class H Shares(d)	22,506
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	61,430
74,200	China Pacific Insurance Group Co., Ltd., Class H Shares(d)	273,168
38,900	China Petroleum & Chemical Corp., Class A Shares	24,747

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 30.8% - (continued)
666,000	China Petroleum & Chemical Corp., Class H Shares(d)	$298,868
21,599	China Railway Construction Corp., Ltd., Class A Shares	28,171
60,500	China Railway Construction Corp., Ltd., Class H Shares(d)	39,796
27,800	China Railway Group Ltd., Class A Shares	23,885
118,000	China Railway Group Ltd., Class H Shares(d)	58,098
20,500	China Resources Pharmaceutical Group Ltd.(a)	11,045
6,299	China Shenhua Energy Co., Ltd., Class A Shares	18,796
1,249,000	China Shenhua Energy Co., Ltd., Class H Shares(d)	2,402,999
21,800	China Shipbuilding Industry Co., Ltd., Class A Shares*	14,384
9,100	China South Publishing & Media Group Co., Ltd., Class A Shares	14,890
20,400	China Southern Airlines Co., Ltd., Class A Shares*	19,555
44,000	China Southern Airlines Co., Ltd., Class H Shares*(d)	26,945
1,100	China Spacesat Co., Ltd., Class A Shares	5,692
91,240	China State Construction Engineering Corp., Ltd., Class A Shares	75,320
350,000	China Telecom Corp., Ltd., Class H Shares(d)	105,130
3,435	China Tourism Group Duty Free Corp., Ltd., Class A Shares	100,999
1,194,000	China Tower Corp., Ltd., Class H Shares(a)(d)	188,445
45,400	China United Network Communications Ltd., Class A Shares	33,837
15,600	China Vanke Co., Ltd., Class A Shares	72,588
494,900	China Vanke Co., Ltd., Class H Shares(d)	1,877,772
39,200	China Yangtze Power Co., Ltd., Class A Shares	119,843
34,000	China Yuhua Education Corp., Ltd.(a)	32,057
4,100	Chongqing Changan Automobile Co., Ltd., Class A Shares*	15,788
24,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(d)	10,291
2,700	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	51,079
84,000	CIFI Holdings Group Co., Ltd.	72,297
15,100	CITIC Securities Co., Ltd., Class A Shares	69,631
61,000	CITIC Securities Co., Ltd., Class H Shares(d)	137,538
2,421,821	CNOOC Ltd.	2,417,165
3,900	Contemporary Amperex Technology Co., Ltd., Class A Shares	144,459
17,800	COSCO SHIPPING Holdings Co., Ltd., Class A Shares*	26,820
69,000	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(d)	64,811
207,000	Country Garden Holdings Co., Ltd.	272,176
35,000	Country Garden Services Holdings Co., Ltd.	196,233
39,299	CRRC Corp., Ltd., Class A Shares	33,824
4,805,000	CRRC Corp., Ltd., Class H Shares(d)	1,920,724
3,800	CSC Financial Co., Ltd., Class A Shares	25,283
245,120	CSPC Pharmaceutical Group Ltd.	237,171
59,000	Dali Foods Group Co., Ltd.(a)	36,460
34,999	Daqin Railway Co., Ltd., Class A Shares	36,000
1,900	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares*	25,543
2,540	Dawning Information Industry Co., Ltd., Class A Shares	13,673
800	DHC Software Co., Ltd., Class A Shares	1,122
64,000	Dongfeng Motor Group Co., Ltd., Class H Shares(d)	66,199
2,574	DouYu International Holdings Ltd., ADR*	34,131
16,260	East Money Information Co., Ltd., Class A Shares	68,069
123,700	ENN Energy Holdings Ltd.	1,630,730
4,181	Eve Energy Co., Ltd., Class A Shares	41,073
7,300	Everbright Securities Co., Ltd., Class A Shares	21,346
20,400	Financial Street Holdings Co., Ltd., Class A Shares	21,579
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	30,717
4,500	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	109,101
71,500	Fosun International Ltd.	102,981
16,400	Founder Securities Co., Ltd., Class A Shares*	22,504
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	31,529
2,071,300	Fu Shou Yuan International Group Ltd.	2,078,757
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares*	24,972
16,400	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(d)	78,592
3,000	Ganfeng Lithium Co., Ltd., Class A Shares	35,768
44,300	GD Power Development Co., Ltd., Class A Shares	14,479
34,922	GDS Holdings Ltd., ADR*(c)	3,144,028

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 30.8% - (continued)
9,300	Gemdale Corp., Class A Shares	$21,411
26,000	Genscript Biotech Corp.*	37,450
8,200	GF Securities Co., Ltd., Class A Shares	21,017
31,400	GF Securities Co., Ltd., Class H Shares(d)	43,579
8,700	Giant Network Group Co., Ltd., Class A Shares	23,601
660	Gigadevice Semiconductor Beijing Inc., Class A Shares	20,755
2,100	Glodon Co., Ltd., Class A Shares	21,344
4,300	GoerTek Inc., Class A Shares	24,895
300,000	GOME Retail Holdings Ltd.*(c)	35,662
2,000	Gotion High-tech Co., Ltd., Class A Shares*	8,914
93,000	Great Wall Motor Co., Ltd., Class H Shares(d)	188,531
5,499	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	55,780
21,900	Greenland Holdings Corp., Ltd., Class A Shares	21,456
22,000	Greentown China Holdings Ltd.*	31,846
32,000	Greentown Service Group Co., Ltd.	37,247
2,077	GSX Techedu Inc., ADR*(c)	133,530
4,700	Guangdong Haid Group Co., Ltd., Class A Shares	40,254
30,000	Guanghui Energy Co., Ltd., Class A Shares*	13,822
84,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(d)	89,782
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	12,121
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	14,793
38,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(d)	49,572
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	9,798
9,400	Guosen Securities Co., Ltd., Class A Shares	19,654
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	47,272
11,600	Guoyuan Securities Co., Ltd., Class A Shares	15,631
21,000	Haidilao International Holding Ltd.(a)	137,078
7,300	Haier Smart Home Co., Ltd., Class A Shares	29,962
16,000	Haitian International Holdings Ltd.	43,239
9,300	Haitong Securities Co., Ltd., Class A Shares	19,105
84,800	Haitong Securities Co., Ltd., Class H Shares(d)	72,594
14,800	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	102,983
3,300	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares*(a)(d)	55,560
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	6,947
34,000	Hansoh Pharmaceutical Group Co., Ltd.*(a)	163,585
6,000	Hebei Construction Group Corp Ltd., Class H Shares*(d)	17,030
4,000	Hefei Meiya Optoelectronic Technology Inc., Class A Shares	27,037
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	37,170
291,500	Hengan International Group Co., Ltd.	2,004,259
10,778	Hengli Petrochemical Co.,Ltd., Class A Shares	42,743
10,600	Hengtong Optic-electric Co., Ltd., Class A Shares	23,875
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	5,782
43,300	Hesteel Co., Ltd., Class A Shares*	15,063
1,299	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	28,313
14,000	Hua Hong Semiconductor Ltd.*(a)(c)	69,983
38,500	Huadian Power International Corp., Ltd., Class A Shares	21,072
2,260	Hualan Biological Engineering Inc., Class A Shares	14,816
128,000	Huaneng Power International Inc., Class H Shares(d)	49,426
7,200	Huatai Securities Co., Ltd., Class A Shares	21,137
47,800	Huatai Securities Co., Ltd., Class H Shares(a)(d)	74,405
35,600	Huaxia Bank Co., Ltd., Class A Shares	35,268
1,600	Huaxin Cement Co., Ltd., Class A Shares	5,935
5,800	Huayu Automotive Systems Co., Ltd., Class A Shares	27,587
4,180	Huazhu Group Ltd., ADR	208,080
2,080	Hundsun Technologies Inc., Class A Shares	27,990
101,806	HUYA Inc., ADR*(c)	2,106,366
3,900	Iflytek Co., Ltd., Class A Shares	22,681
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	66,386
1,594,000	Industrial & Commercial Bank of China Ltd., Class H Shares(d)	992,887
38,000	Industrial Bank Co., Ltd., Class A Shares	120,978
24,900	Industrial Securities Co., Ltd., Class A Shares	34,147

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 30.8% - (continued)
98,200	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	$18,060
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	13,116
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	50,019
25,000	Innovent Biologics Inc.*(a)	164,937
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares	15,769
5,644	iQIYI Inc., ADR*	126,200
1,500	Jafron Biomedical Co., Ltd., Class A Shares	14,893
22,764	JD.com Inc., ADR*	1,942,907
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(d)	27,015
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	27,127
9,768	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	127,842
3,800	Jiangsu King’S Luck Brewery Jsc Ltd., Class A Shares	28,108
2,500	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	67,746
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	10,201
11,800	Jiangxi Copper Co., Ltd., Class A Shares	39,552
34,000	Jiangxi Copper Co., Ltd., Class H Shares(d)	55,766
7,800	Jiangxi Zhengbang Technology Co., Ltd., Class A Shares	22,138
10,000	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A Shares	26,459
7,400	Jinke Properties Group Co., Ltd., Class A Shares	8,983
500,000	Jinxin Fertility Group Ltd., (Restricted, cost - $615,035, acquired 4/1/20)(a)(b)(c)	867,906
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	14,499
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares*	20,868
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	20,258
1,593	JOYY Inc., ADR	141,889
1,500	Juewei Food Co., Ltd., Class A Shares	16,188
52,000	Kaisa Group Holdings Ltd.	27,416
2,398	KE Holdings Inc., ADR*	156,661
65,000	Kingdee International Software Group Co., Ltd.*	227,589
1,431	Kingsoft Cloud Holdings Ltd., ADR*	57,569
22,000	Kingsoft Corp., Ltd.	110,892
7,000	Koolearn Technology Holding Ltd.*(a)	28,587
1,988	Kweichow Moutai Co., Ltd., Class A Shares	516,558
39,000	KWG Group Holdings Ltd.	53,452
204,000	Lenovo Group Ltd.	145,709
3,700	Lens Technology Co., Ltd., Class A Shares	18,515
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	19,727
55,500	Li Ning Co., Ltd.	301,803
14,500	Lingyi iTech Guangdong Co., Class A Shares	31,387
42,000	Logan Group Co., Ltd.	70,000
5,400	Lomon Billions Group Co., Ltd., Class A Shares	26,090
46,000	Longfor Group Holdings Ltd.(a)	298,851
5,800	LONGi Green Energy Technology Co., Ltd., Class A Shares	60,776
4,663	Lufax Holding Ltd., ADR*(c)	76,800
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	87,052
33,000	Luye Pharma Group Ltd.(a)	19,168
2,600	Luzhou Laojiao Co., Ltd., Class A Shares	72,242
3,400	Mango Excellent Media Co., Ltd., Class A Shares	35,360
100	Maxscend Microelectronics Co., Ltd., Class A Shares	8,573
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	18,195
218,100	Meituan, (Restricted, cost - $2,850,461, acquired 3/23/20), Class B Shares*(b)	8,185,050
36,900	Metallurgical Corp. of China Ltd., Class A Shares	15,709
19,000	Microport Scientific Corp.	80,908
20,000	Minth Group Ltd.	99,341
4,463	Momo Inc., ADR	64,178
6,290	Muyuan Foodstuff Co., Ltd., Class A Shares	73,652
7,600	Nanjing Securities Co., Ltd., Class A Shares	15,015
5,900	NARI Technology Co., Ltd., Class A Shares	21,178
1,000	NAURA Technology Group Co., Ltd., Class A Shares	26,219
20,969	NetEase Inc., ADR	1,894,969
2,400	New China Life Insurance Co., Ltd., Class A Shares	22,366
25,700	New China Life Insurance Co., Ltd., Class H Shares(d)	107,196

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 30.8% - (continued)
6,400	New Hope Liuhe Co., Ltd., Class A Shares	$25,290
17,476	New Oriental Education & Technology Group Inc., ADR*	2,880,919
28,215	NIO Inc., ADR*	1,425,704
834	Noah Holdings Ltd., ADR*	24,686
5,500	Offcn Education Technology Co., Ltd., Class A Shares	30,202
9,000	OFILM Group Co., Ltd., Class A Shares	21,040
50,000	OneConnect Financial Technology Co., Ltd., ADR*	1,011,000
11,300	Orient Securities Co., Ltd., Class A Shares	19,963
10,800	Oriental Pearl Group Co., Ltd., Class A Shares	15,619
1,450	Ovctek China Inc., Class A Shares	14,133
14,200	Pacific Securities Co., Ltd., Class A Shares*	8,509
266,000	People’s Insurance Co. Group of China Ltd., Class H Shares(d)	83,739
4,650	Perfect World Co., Ltd., Class A Shares	19,065
21,700	PetroChina Co., Ltd., Class A Shares	14,178
546,000	PetroChina Co., Ltd., Class H Shares(d)	172,681
3,200	Pharmaron Beijing Co., Ltd., Clas H Shares*(a)(d)	38,849
166,000	PICC Property & Casualty Co., Ltd., Class H Shares(d)	136,280
10,033	Pinduoduo Inc., ADR*	1,392,681
798,479	Ping An Bank Co., Ltd., Class A Shares	2,393,673
206,800	Ping An Healthcare & Technology Co., Ltd., (Restricted, cost - $1,252,525, acquired 11/22/19)*(a)(b)(c)	2,516,286
19,200	Ping An Insurance Group Co. of China Ltd., Class A Shares	261,699
941,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(d)	11,022,211
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	46,993
3,400	Poly Property Services Co., Ltd.	24,667
280,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(d)	157,480
22,300	Power Construction Corp. of China Ltd., Class A Shares	14,314
18,700	RiseSun Real Estate Development Co., Ltd., Class A Shares	20,787
7,700	Rongsheng Petro Chemical Co., Ltd., Class A Shares	29,944
11,800	SAIC Motor Corp., Ltd., Class A Shares	47,607
8,900	Sanan Optoelectronics Co., Ltd., Class A Shares	36,351
800	Sangfor Technologies Inc., Class A Shares	24,450
14,600	Sany Heavy Industry Co., Ltd., Class A Shares	68,086
8,700	SDIC Capital Co., Ltd., Class A Shares	19,544
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	18,280
50,000	Seazen Group Ltd.*	44,194
3,000	Seazen Holdings Co., Ltd., Class A Shares	16,106
106,700	Semiconductor Manufacturing International Corp.*	300,112
6,800	SF Holding Co., Ltd., Class A Shares	82,794
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	19,556
10,750	Shandong Gold Mining Co., Ltd., Class H Shares*(a)(d)	24,299
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	20,360
4,500	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares*	23,991
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	6,529
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	15,151
64,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(d)	132,056
2,000	Shanghai Baosight Software Co., Ltd., Class A Shares	18,338
36,900	Shanghai Electric Group Co., Ltd., Class A Shares*	29,755
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	31,802
14,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(d)	58,927
2,000	Shanghai International Airport Co., Ltd., Class A Shares	23,768
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	12,626
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	25,329
2,200	Shanghai M&G Stationery Inc., Class A Shares*	24,314
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	26,498
21,300	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(d)	36,088
57,700	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	88,039
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	20,307
20,100	Shanxi Meijin Energy Co., Ltd., Class A Shares*	21,637
9,600	Shanxi Securities Co., Ltd., Class A Shares	11,728
1,400	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	51,255
26,800	Shenergy Co., Ltd., Class A Shares	22,695

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 30.8% - (continued)
4,400	Shengyi Technology Co., Ltd., Class A Shares	$18,703
1,260	Shennan Circuits Co., Ltd., Class A Shares	20,491
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	40,004
31,080	Shenzhen Energy Group Co., Ltd., Class A Shares	26,806
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	17,781
3,000	Shenzhen Inovance Technology Co., Ltd., Class A Shares	35,247
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	28,851
1,700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	86,843
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	16,809
3,000	Shenzhen Sunway Communication Co., Ltd., Class A Shares	21,468
75,100	Shenzhou International Group Holdings Ltd.	1,237,452
3,321	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	12,704
16,600	Sichuan Chuantou Energy Co., Ltd., Class A Shares	26,319
2,000	Silergy Corp.	155,801
1,285	SINA Corp.*	55,679
12,200	Sinolink Securities Co., Ltd., Class A Shares	33,455
765,372	Sinopharm Group Co., Ltd., Class H Shares(d)	1,886,623
20,000	Sinotruk Hong Kong Ltd.	49,710
11,000	Smoore International Holdings Ltd.*(a)	70,958
9,720	Songcheng Performance Development Co., Ltd., Class A Shares	28,354
69,000	Sunac China Holdings Ltd.	263,269
3,800	Sungrow Power Supply Co., Ltd., Class A Shares*	27,740
24,400	Suning.com Co., Ltd., Class A Shares	33,960
18,300	Sunny Optical Technology Group Co., Ltd.	360,623
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	22,501
6,199	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A Shares	10,021
9,969	TAL Education Group, ADR*	698,428
2,100	Tangshan Jidong Cement Co., Ltd., Class A Shares	5,074
6,200	TBEA Co., Ltd., Class A Shares	8,055
35,700	TCL Technology Group Corp., Class A Shares	38,127
338,531	Tencent Holdings Ltd.	24,641,978
97,717	Tencent Music Entertainment Group, ADR*	1,637,737
7,400	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A Shares	25,154
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	23,105
48,000	Tingyi Cayman Islands Holding Corp.	81,095
24,000	Tongcheng-Elong Holdings Ltd.*	44,398
10,600	Tongwei Co., Ltd., Class A Shares	49,835
900	Topchoice Medical Investment Co., Inc., Class A Shares*	28,715
1,154,000	Topsports International Holdings Ltd., (Restricted, cost - $1,262,180, acquired 3/24/20)(a)(b)	1,720,296
3,700	Transfar Zhilian Co., Ltd., Class A Shares	3,158
20,000	TravelSky Technology Ltd., Class H Shares(d)	45,369
12,294	Trip.com Group Ltd., ADR*	412,955
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(d)	136,246
700	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	10,705
37,000	Uni-President China Holdings Ltd.	33,432
7,560	Unisplendour Corp., Ltd., Class A Shares	25,733
2,600	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares	8,681
11,706	Vipshop Holdings Ltd., ADR*	298,971
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	11,773
2,400	Wanda Film Holding Co., Ltd., Class A Shares*	7,000
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	58,137
125,000	Want Want China Holdings Ltd.	84,321
1,280	Weibo Corp., ADR*	54,080
11,600	Weichai Power Co., Ltd., Class A Shares	29,482
948,200	Weichai Power Co., Ltd., Class H Shares(d)	1,939,692
1,900	Weihai Guangwei Composites Co., Ltd., Class A Shares	20,692
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	41,215
11,400	Western Securities Co., Ltd., Class A Shares	16,652
1,200	Will Semiconductor Co., Ltd., Class A Shares	39,391
1,600	Wingtech Technology Co., Ltd., Class A Shares	25,672
29,900	Wuchan Zhongda Group Co., Ltd., Class A Shares	20,880

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 30.8% - (continued)
4,800	Wuhan Guide Infrared Co., Ltd., Class A Shares	$27,731
3,900	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	15,508
6,300	Wuliangye Yibin Co., Ltd., Class A Shares	243,610
6,600	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	19,988
18,040	WuXi AppTec Co., Ltd., (Restricted, cost - $202,254, acquired 7/29/20), Class H Shares(a)(b)(d)	270,433
3,220	WuXi AppTec Co., Ltd., Class A Shares	50,636
537,000	Wuxi Biologics Cayman Inc., (Restricted, cost - $2,148,018, acquired 11/21/19)*(a)(b)	5,327,704
500	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	4,799
12,400	Xiamen Tungsten Co., Ltd., Class A Shares	28,626
326,000	Xiaomi Corp., Class B Shares*(a)	1,118,496
10,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	19,429
16,982	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(d)	27,395
108,000	Xinyi Solar Holdings Ltd.	194,654
2,894	XPeng Inc., ADR*(c)	170,051
28,000	Yadea Group Holdings., Ltd.*(a)	50,646
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(d)	47,804
1,050	Yealink Network Technology Corp., Ltd., Class A Shares	11,018
13,000	Yihai International Holding Ltd.*	152,721
12,500	Yonghui Superstores Co., Ltd., Class A Shares	14,863
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	35,439
38,052	Yum China Holdings Inc.	2,145,372
4,160	Yunda Holding Co., Ltd., Class A Shares	10,883
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	20,305
2,700	Yunnan Energy New Material Co., Ltd., Class A Shares	39,709
1,826	Zai Lab Ltd., ADR*	202,284
1,500	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	47,739
27,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(d)	34,885
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	17,324
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	20,351
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(d)	25,652
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	20,659
3,200	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares*	25,430
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	17,824
5,000	Zhejiang NHU Co., Ltd., Class A Shares	24,195
9,100	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	32,465
2,000	Zhejiang Supor Co., Ltd., Class A Shares	21,241
10,700	Zhengzhou Yutong Bus Co., Ltd., Class A Shares	28,289
44,000	Zhenro Properties Group Ltd.	27,077
7,900	Zheshang Securities Co., Ltd., Class A Shares	19,719
10,000	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(d)	48,463
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	16,870
16,500	Zhongsheng Group Holdings Ltd.	123,297
10,900	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(d)	34,367
30,500	Zijin Mining Group Co., Ltd., Class A Shares	43,399
162,000	Zijin Mining Group Co., Ltd., Class H Shares(d)	162,476
28,100	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	36,616
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(d)	30,344
6,400	ZTE Corp., Class A Shares	33,852
19,000	ZTE Corp., Class H Shares(d)	49,269
10,882	ZTO Express Cayman Inc., ADR	307,308

	Total China	179,871,845

Colombia - 0.0%
7,032	Bancolombia SA	54,125
144,135	Ecopetrol SA	83,405
7,067	Grupo de Inversiones Suramericana SA	42,053
11,971	Interconexion Electrica SA ESP	75,562

	Total Colombia	255,145

Cyprus - 0.0%
1,300	Ozon Holdings PLC, ADR*	52,026

Czech Republic - 0.0%
4,840	CEZ AS	102,448

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Czech Republic - 0.0% - (continued)
1,684	Komercní Banka AS*	$44,976
15,820	Moneta Money Bank AS*(a)	47,134

	Total Czech Republic	194,558

Egypt - 1.1%
3,641,004	Cleopatra Hospital*	1,072,134
946,241	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	3,663,754
74,937	Commercial International Bank Egypt SAE, GDR	301,567
22,745	Eastern Co. SAE	16,136
21,328	ElSewedy Electric Co.	12,625
360,180	Fawry for Banking & Payment Technology Services SAE*	694,008
1,244,156	Juhayna Food Industries	550,751

	Total Egypt	6,310,975

Georgia - 0.3%
106,700	Bank of Georgia Group PLC*	1,590,795
61,700	Georgia Capital PLC*	397,600

	Total Georgia	1,988,395

Germany - 0.7%
33,260	Delivery Hero SE, (Restricted, cost - $1,596,839, acquired 11/09/20)*(a)(b)	4,010,348

Greece - 0.0%
1,594	FF Group*(e)(f)	19
6,598	Hellenic Telecommunications Organization SA	109,952
3,378	JUMBO SA	60,407
4,940	OPAP SA	55,705

	Total Greece	226,083

Hong Kong - 2.8%
654,000	Alibaba Health Information Technology Ltd.*	1,928,055
250,000	Alibaba Pictures Group Ltd.*	33,348
185,100	ASM Pacific Technology Ltd.	2,309,799
18,000	Beijing Enterprises Holdings Ltd.	58,094
164,000	Beijing Enterprises Water Group Ltd.*	66,318
92,000	Bosideng International Holdings Ltd.	40,370
70,000	Brilliance China Automotive Holdings Ltd.	62,386
1,858,000	China Education Group Holdings Ltd., (Restricted, cost - $2,883,099, acquired 3/22/19)(b)	3,708,684
106,888	China Everbright Environment Ltd.	59,039
24,000	China Everbright Ltd.	34,651
66,000	China Gas Holdings Ltd.	240,641
156,000	China Jinmao Holdings Group Ltd.	80,050
71,000	China Mengniu Dairy Co., Ltd.*	359,658
39,538	China Merchants Port Holdings Co., Ltd.	46,914
161,500	China Mobile Ltd.	961,461
96,767	China Mobile Ltd., ADR	2,888,495
105,000	China Overseas Land & Investment Ltd.	251,173
40,000	China Overseas Property Holdings Ltd.	26,095
92,000	China Power International Development Ltd.	18,463
40,000	China Resources Beer Holdings Co., Ltd.	296,273
74,000	China Resources Cement Holdings Ltd.	91,662
24,000	China Resources Gas Group Ltd.	113,943
82,000	China Resources Land Ltd.	345,089
60,000	China Resources Power Holdings Co., Ltd.	63,843
36,000	China State Construction International Holdings Ltd.	23,711
48,800	China Taiping Insurance Holdings Co., Ltd.	86,367
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	33,930
150,000	China Unicom Hong Kong Ltd.	89,818
372,000	China Youzan Ltd.*	98,387
149,000	CITIC Ltd.	115,841
46,000	COSCO SHIPPING Ports Ltd.	30,245
46,000	Far East Horizon Ltd.	48,875
152,000	Geely Automobile Holdings Ltd.	423,757
76,000	Guangdong Investment Ltd.	126,330
32,000	Haier Electronics Group Co., Ltd.	152,164
18,000	Hopson Development Holdings Ltd.*	47,026

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.8% - (continued)
1,788	Hutchison China MediTech Ltd., ADR*	$55,428
17,500	Kingboard Holdings Ltd.	67,088
31,000	Kingboard Laminates Holdings Ltd.	50,211
106,000	Kunlun Energy Co., Ltd.	79,408
11,000	Lee & Man Paper Manufacturing Ltd.	8,915
51,000	Nine Dragons Paper Holdings Ltd.	66,602
26,000	Shenzhen International Holdings Ltd.	42,751
80,000	Shenzhen Investment Ltd.	29,095
32,000	Shimao Group Holdings Ltd.	116,720
285,750	Sino Biopharmaceutical Ltd.	283,948
50,000	SSY Group Ltd.	30,587
58,000	Sun Art Retail Group Ltd.	60,986
11,000	Vinda International Holdings Ltd.	31,479
36,000	Wharf Holdings Ltd.	89,029
64,000	Yuexiu Property Co., Ltd.	13,307

	Total Hong Kong	16,386,509

Hungary - 1.1%
12,471	MOL Hungarian Oil & Gas PLC*	83,354
161,707	OTP Bank Nyrt*	6,396,548
4,013	Richter Gedeon Nyrt	95,202

	Total Hungary	6,575,104

India - 10.3%
1,963	ACC Ltd.	44,491
10,226	Adani Green Energy Ltd.*	147,064
16,043	Adani Ports & Special Economic Zone Ltd.	88,566
18,748	Ambuja Cements Ltd.	65,512
2,365	Apollo Hospitals Enterprise Ltd.	73,607
10,012	Asian Paints Ltd.	295,753
7,984	Aurobindo Pharma Ltd.	93,607
4,422	Avenue Supermarts Ltd., Class A Shares*(a)	138,637
423,955	Axis Bank Ltd.*	3,425,074
38,995	Bajaj Auto Ltd.	1,663,740
7,086	Bajaj Finance Ltd.	462,066
899	Bajaj Finserv Ltd.	104,995
2,238	Balkrishna Industries Ltd.	49,566
335,098	Bandhan Bank Ltd., (Restricted, cost - $2,189,312, acquired 3/28/19)*(a)(b)	1,651,387
6,522	Berger Paints India Ltd.	56,492
6,110	Bharat Forge Ltd.	41,397
268,556	Bharat Petroleum Corp., Ltd.	1,350,968
35,024	Bharti Airtel Ltd.	219,957
508,784	Bharti Infratel Ltd.	1,493,860
8,802	Biocon Ltd.*	50,371
2,833	Britannia Industries Ltd.	135,241
547,400	Cholamandalam Investment & Finance Co., Ltd.	2,839,034
9,669	Cipla Ltd.	96,377
527,810	Coal India Ltd.	892,344
3,218	Colgate-Palmolive India Ltd.	64,679
6,095	Container Corp. Of India Ltd.	32,805
13,376	Dabur India Ltd.	89,769
3,399	Divi’s Laboratories Ltd.	163,585
16,810	DLF Ltd.	41,904
3,083	Dr Reddy’s Laboratories Ltd.	200,170
3,510	Eicher Motors Ltd.	118,926
48,168	GAIL India Ltd.	66,807
11,656	Godrej Consumer Products Ltd.	110,558
8,883	Grasim Industries Ltd.	105,195
7,396	Havells India Ltd.	80,472
207,657	HCL Technologies Ltd.	2,308,545
1,229	HDFC Asset Management Co., Ltd.(a)	41,917
302,000	HDFC Bank Ltd.*	5,817,344
67,977	HDFC Bank Ltd., ADR*	4,690,413

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.3% - (continued)
20,905	HDFC Life Insurance Co., Ltd.*(a)	$181,294
39,810	Hero MotoCorp Ltd.	1,651,096
41,453	Hindalco Industries Ltd.	126,053
17,094	Hindustan Petroleum Corp., Ltd.	48,571
22,632	Hindustan Unilever Ltd.	654,367
45,015	Housing Development Finance Corp., Ltd.	1,364,395
142,330	ICICI Bank Ltd.*	909,907
5,614	ICICI Lombard General Insurance Co., Ltd.*(a)	111,004
9,515	ICICI Prudential Life Insurance Co., Ltd.*(a)	56,515
52,879	Indian Oil Corp., Ltd.	59,975
5,851	Indraprastha Gas Ltd.	38,571
1,743	Info Edge India Ltd.	98,447
93,074	Infosys Ltd.	1,402,512
183,465	Infosys Ltd., ADR	2,792,337
2,780	InterGlobe Aviation Ltd.*(a)	56,467
1,470	Ipca Laboratories Ltd.	44,170
80,485	ITC Ltd.	209,350
21,446	JSW Steel Ltd.	101,309
2,142	Jubilant Foodworks Ltd.	71,120
14,187	Kotak Mahindra Bank Ltd.*	361,261
1,304	Larsen & Toubro Infotech Ltd.(a)	56,163
17,992	Larsen & Toubro Ltd.	266,590
1,634,423	Lemon Tree Hotels Ltd., (Restricted, cost - $1,316,598, acquired 8/29/19)*(a)(b)	736,427
531	LIC Housing Finance Ltd.	2,369
5,356	Lupin Ltd.	63,999
19,302	Mahindra & Mahindra Ltd.	186,946
12,963	Marico Ltd.	63,904
3,325	Maruti Suzuki India Ltd.	310,515
28,021	Motherson Sumi Systems Ltd.	55,311
49	MRF Ltd.	51,188
3,130	Muthoot Finance Ltd.	48,377
883	Nestle India Ltd.	202,423
116,439	NTPC Ltd.	145,948
142,000	Oberoi Realty Ltd.*	885,124
1,483,845	Oil & Natural Gas Corp., Ltd.	1,561,999
169	Page Industries Ltd.	51,433
17,509	Petronet LNG Ltd.	58,583
163,000	Phoenix Mills Ltd.*	1,484,294
2,089	PI Industries Ltd.	62,417
3,904	Pidilite Industries Ltd.	79,482
2,660	Piramal Enterprises Ltd.	49,637
616,000	Power Grid Corp. of India Ltd.	1,590,511
13,216	REC Ltd.	21,071
216,504	Reliance Industries Ltd.	5,567,496
10,061	SBI Life Insurance Co., Ltd.*(a)	114,820
257	Shree Cement Ltd.	82,644
5,004	Shriram Transport Finance Co., Ltd.	72,559
2,065	Siemens Ltd.	41,940
46,446	State Bank of India*	151,212
22,892	Sun Pharmaceutical Industries Ltd.	158,123
67,178	Tata Consultancy Services Ltd.	2,429,963
13,065	Tata Consumer Products Ltd.	94,747
47,880	Tata Motors Ltd.*	113,937
17,676	Tata Steel Ltd.	137,199
16,558	Tech Mahindra Ltd.	193,842
54,108	Titan Co., Ltd.	974,761
1,476	Torrent Pharmaceuticals Ltd.	52,195
4,618	Trent Ltd.	44,942
3,293	UltraTech Cement Ltd.	213,129
9,255	United Spirits Ltd.*	67,853
293,915	UPL Ltd.	1,650,332

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 10.3% - (continued)
56,784	Vedanta Ltd.	$92,363
29,534	Wipro Ltd.	140,260
19,212	Zee Entertainment Enterprises Ltd.	49,613

	Total India	60,230,557

Indonesia - 2.6%
213,500	Ace Hardware Indonesia Tbk PT	23,981
299,900	Adaro Energy Tbk PT	29,235
4,959,700	Astra International Tbk PT	1,855,644
11,690,000	Bank BTPN Syariah Tbk PT	3,422,658
255,000	Bank Central Asia Tbk PT	558,693
8,793,424	Bank Mandiri Persero Tbk PT	3,945,429
211,400	Bank Negara Indonesia Persero Tbk PT	89,988
5,007,200	Bank Rakyat Indonesia Persero Tbk PT	1,444,711
798,600	Barito Pacific Tbk PT*	59,120
174,600	Charoen Pokphand Indonesia Tbk PT	74,735
14,300	Gudang Garam Tbk PT*	42,752
77,100	Indah Kiat Pulp & Paper Corp. Tbk PT	47,421
34,200	Indocement Tunggal Prakarsa Tbk PT	34,670
69,500	Indofood CBP Sukses Makmur Tbk PT	48,596
137,000	Indofood Sukses Makmur Tbk PT	68,696
492,600	Kalbe Farma Tbk PT	52,526
220,500	Merdeka Copper Gold Tbk PT*	30,295
365,400	Perusahaan Gas Negara Tbk PT	36,029
505,900	Sarana Menara Nusantara Tbk PT	39,232
69,600	Semen Indonesia Persero Tbk PT	57,747
1,231,387	Telekomunikasi Indonesia Persero Tbk PT	281,792
124,046	Telekomunikasi Indonesia Persero Tbk PT, ADR(c)	2,784,833
190,000	Unilever Indonesia Tbk PT	103,680
38,900	United Tractors Tbk PT	63,455

	Total Indonesia	15,195,918

Kazakhstan - 0.2%
19,200	Kaspi.KZ JSC, (Restricted, cost - $648,000, acquired 10/15/20), GDR*(a)(b)	979,200

Kenya - 0.3%
5,024,000	Safaricom PLC	1,474,399

Kuwait - 0.3%
26,340	Agility Public Warehousing Co., KSC*	55,376
25,052	Boubyan Bank KSCP*	48,163
37,241	Gulf Bank KSCP*	25,570
94,000	Humansoft Holding Co. KSC	1,045,298
107,982	Kuwait Finance House KSCP*	240,078
11,729	Mabanee Co., KPSC*	23,930
46,291	Mobile Telecommunications Co., KSCP*	87,935
168,511	National Bank of Kuwait SAKP*	462,806

	Total Kuwait	1,989,156

Luxembourg - 0.3%
4,430	Reinet Investments SCA	78,978
60,216	Ternium SA, ADR	1,668,585

	Total Luxembourg	1,747,563

Malaysia - 0.5%
46,100	AMMB Holdings Bhd	37,481
77,700	Axiata Group Bhd	67,407
188,607	CIMB Group Holdings Bhd	167,369
111,600	Dialog Group Bhd	98,633
88,700	DiGi.Com Bhd	86,964
3,000	Fraser & Neave Holdings Bhd	24,022
56,200	Gamuda Bhd	49,238
57,500	Genting Bhd	56,932
80,300	Genting Malaysia Bhd	47,990
5,900	Genting Plantations Bhd	13,788
20,100	HAP Seng Consolidated Bhd	40,593
45,800	Hartalega Holdings Bhd	161,922

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 0.5% - (continued)
15,800	Hong Leong Bank Bhd	$66,498
7,300	Hong Leong Financial Group Bhd	29,393
65,500	IHH Healthcare Bhd	90,457
56,900	IOI Corp. Bhd	61,036
37,000	Kossan Rubber Industries	56,605
13,100	Kuala Lumpur Kepong Bhd	75,754
103,209	Malayan Banking Bhd	199,801
25,900	Malaysia Airports Holdings Bhd	32,901
57,900	Maxis Bhd	69,566
34,300	MISC Bhd	57,177
1,600	Nestle Malaysia Bhd	52,589
62,100	Petronas Chemicals Group Bhd	97,887
9,000	Petronas Dagangan Bhd	45,870
18,400	Petronas Gas Bhd	82,026
16,700	PPB Group Bhd	76,124
37,500	Press Metal Aluminium Holdings Bhd	64,336
74,900	Public Bank Bhd	318,908
31,500	QL Resources Bhd	49,132
37,800	RHB Bank Bhd	47,691
77,200	Sime Darby Bhd	43,783
63,200	Sime Darby Plantation Bhd	76,387
43,200	Supermax Corp. Bhd*	96,547
31,400	Telekom Malaysia Bhd	38,855
61,600	Tenaga Nasional Bhd	152,135
123,200	Top Glove Corp. Bhd	215,212
13,800	Westports Holdings Bhd	14,524
3,500	YTL Corp. Bhd*	554

	Total Malaysia	3,064,087

Mexico - 3.2%
63,197	Alfa SAB de CV, Class A Shares	49,618
264,967	America Movil SAB de CV, Class L Shares, ADR	3,945,359
872,798	America Movil SAB de CV, Series L	651,587
12,126	Arca Continental SAB de CV	59,565
15,467	Becle SAB de CV	36,171
411,532	Cemex SAB de CV, Class Preferred Shares	188,328
12,281	Coca-Cola Femsa SAB de CV	55,253
76,190	Fibra Uno Administracion SA de CV, REIT	76,028
49,929	Fomento Economico Mexicano SAB de CV	360,641
6,096	Gruma SAB de CV, Class B Shares	67,372
10,336	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares*	105,937
6,186	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares*	92,149
42,785	Grupo Bimbo SAB de CV, Series A	90,532
14,300	Grupo Carso SAB de CV, Series A1	32,614
321,142	Grupo Financiero Banorte SAB de CV, Class O Shares*	1,598,799
67,892	Grupo Financiero Inbursa SAB de CV, Class O Shares*	66,169
983,762	Grupo México SAB de CV, Series B	3,577,228
66,379	Grupo Televisa SAB*	106,696
4,192	Industrias Peñoles SAB de CV	61,261
12,296	Infraestructura Energetica Nova SAB de CV*	43,817
804,406	Kimberly-Clark de México SAB de CV, Class A Shares	1,275,079
7,978	Megacable Holdings SAB de CV	29,089
31,079	Orbia Advance Corp. SAB de CV	64,132
6,730	Promotora y Operadora de Infraestructura SAB de CV	53,835
610,527	Qualitas Controladora SAB de CV	2,965,192
552,100	Regional SAB de CV*	2,353,930
29,228	Telesites SAB de CV*	28,978
139,764	Wal-Mart de Mexico SAB de CV	367,855

	Total Mexico	18,403,214

Netherlands - 1.1%
59,170	Prosus NV*	6,390,870

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Pakistan - 0.0%
21,800	Habib Bank Ltd.	$17,699
822	MCB Bank Ltd.	906
17,868	Oil & Gas Development Co., Ltd.	11,039

	Total Pakistan	29,644

Peru - 0.1%
4,824	Cia de Minas Buenaventura SAA, ADR*	53,546
1,803	Credicorp Ltd.	277,500
2,181	Southern Copper Corp.	129,486

	Total Peru	460,532

Philippines - 1.5%
43,280	Aboitiz Equity Ventures Inc.	37,957
43,300	Aboitiz Power Corp.	23,040
7,950	Ayala Corp.	136,054
3,477,210	Ayala Land Inc.	2,745,954
34,918	Bank of the Philippine Islands	60,203
57,324	BDO Unibank Inc.	123,380
11,546,900	Bloomberry Resorts Corp.	2,130,833
620	Globe Telecom Inc.	25,055
2,800	GT Capital Holdings Inc.	33,676
1,063,640	International Container Terminal Services Inc.	2,581,783
83,486	JG Summit Holdings Inc.	113,809
14,790	Jollibee Foods Corp.	58,091
6,170	Manila Electric Co.	36,108
434,000	Megaworld Corp.*	34,544
419,500	Metro Pacific Investments Corp.	35,607
55,156	Metropolitan Bank & Trust Co.	54,806
2,430	PLDT Inc.	66,170
27,600	Puregold Price Club Inc.	24,216
6,990	SM Investments Corp.	141,095
263,700	SM Prime Holdings Inc.	197,420
22,540	Universal Robina Corp.	66,532

	Total Philippines	8,726,333

Poland - 0.2%
6,954	Allegro.eu SA*(a)	142,810
5,404	Bank Polska Kasa Opieki SA*	81,424
1,882	CD Projekt SA*	194,608
6,856	Cyfrowy Polsat SA	48,784
1,144	Dino Polska SA*(a)	76,713
526	Grupa Lotos SA	4,840
3,716	KGHM Polska Miedz SA*	147,509
36	LPP SA*	65,642
20,391	Orange Polska SA*	34,328
28,084	PGE Polska Grupa Energetyczna SA*	43,018
7,141	Polski Koncern Naftowy ORLEN SA	104,948
38,865	Polskie Gornictwo Naftowe i Gazownictwo SA	49,422
22,511	Powszechna Kasa Oszczednosci Bank Polski SA*	157,781
15,051	Powszechny Zaklad Ubezpieczen SA*	100,450
1,017	Santander Bank Polska SA*	46,975

	Total Poland	1,299,252

Portugal - 0.3%
159,683	Galp Energia SGPS SA	1,708,016

Qatar - 0.3%
58,133	Barwa Real Estate Co.	52,011
56,283	Commercial Bank PSQC	66,448
52,836	Industries Qatar QSC	157,442
112,186	Masraf Al Rayan QSC	129,797
127,934	Mesaieed Petrochemical Holding Co.	72,297
25,890	Ooredoo QPSC	47,422
12,424	Qatar Electricity & Water Co. QSC	60,442
10,432	Qatar Fuel QSC	52,237
34,628	Qatar Gas Transport Co., Ltd.*	30,394

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.3% - (continued)
16,205	Qatar International Islamic Bank QSC	$38,900
30,634	Qatar Islamic Bank SAQ	138,180
121,528	Qatar National Bank QPSC	583,764

	Total Qatar	1,429,334

Romania - 0.0%
13,347	NEPI Rockcastle PLC	68,022

Russia - 4.7%
2,117,518	Alrosa PJSC	2,444,958
662,100	Detsky Mir PJSC, (Restricted, cost - $1,010,714, acquired 9/2/20)(a)(b)	1,246,049
308,551	Gazprom PJSC	735,446
885,983	Inter RAO UES PJSC	59,888
10,996	Lukoil PJSC	728,574
53,757	Lukoil PJSC, ADR	3,547,962
92,494	Magnit PJSC, Class Registered Shares, GDR	1,395,988
8,801	Magnit PJSC, Class Registered Shares, GDR*	132,807
2,330	Mail.Ru Group Ltd., GDR*	67,714
1,703	MMC Norilsk Nickel PJSC	478,270
301,719	Mobile TeleSystems PJSC, ADR	2,603,835
37,008	Moscow Exchange MICEX-RTS PJSC	74,115
2,500	Novatek PJSC, Class Registered Shares, GDR	387,842
29,577	Novolipetskiy Metallurgicheskiy Kombinat PAO	74,512
23,438	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	586,419
2,783	PhosAgro PJSC, Class Registered Shares, GDR	35,551
6,461	Polymetal International PLC	135,185
906	Polyus PJSC	172,287
29,079	Rosneft Oil Co. PJSC	171,156
1,835,917	Sberbank of Russia PJSC	6,008,338
176,500	Sberbank of Russia PJSC, ADR	2,352,745
5,352	Severstal PAO	78,864
206,181	Surgutneftegas PJSC	95,545
36,372	Tatneft PJSC	233,955
92,960,626	VTB Bank PJSC	45,458
3,497	X5 Retail Group NV, Class Registered Shares, GDR	124,626
44,317	Yandex NV, Class A Shares*	3,069,400

	Total Russia	27,087,489

Saudi Arabia - 0.9%
1,366	Abdullah Al Othaim Markets Co.	46,332
2,938	Advanced Petrochemical Co.	48,243
31,531	Al Rajhi Bank	628,465
23,349	Alinma Bank*	100,432
6,060	Almarai Co. JSC	90,336
14,805	Arab National Bank	80,539
10,770	Bank AlBilad	75,781
12,294	Bank Al-Jazira	44,979
16,032	Banque Saudi Fransi	141,452
1,692	Bupa Arabia for Cooperative Insurance Co.*	56,698
1,797	Co. for Cooperative Insurance*	40,261
16,229	Dar Al Arkan Real Estate Development Co.*	38,036
944	Dr Sulaiman Al Habib Medical Services Group Co.*	29,196
3,935	Emaar Economic City*	10,331
11,243	Etihad Etisalat Co.*	89,053
1,698	Jarir Marketing Co.	79,683
12,700	Leejam Sports Co. JSC	241,607
5,502	Mobile Telecommunications Co.*	20,034
38,825	National Commercial Bank	437,408
9,889	National Industrialization Co.*	34,439
6,566	Rabigh Refining & Petrochemical Co.*	24,851
37,591	Riyad Bank	208,573
10,666	Sahara International Petrochemical Co.*	47,896
24,746	Samba Financial Group	203,892
1,171	Saudi Airlines Catering Co.	24,733

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 0.9% - (continued)
6,020	Saudi Arabian Fertilizer Co.	$131,612
12,349	Saudi Arabian Mining Co.*	138,643
58,940	Saudi Arabian Oil Co.(a)	565,674
23,416	Saudi Basic Industries Corp.	604,993
19,518	Saudi British Bank	141,232
2,168	Saudi Cement Co.	33,582
18,903	Saudi Electricity Co.	108,635
6,611	Saudi Industrial Investment Group	46,278
22,288	Saudi Kayan Petrochemical Co.*	71,204
15,173	Saudi Telecom Co.	436,168
7,899	Savola Group	96,882
6,603	Yanbu National Petrochemical Co.	108,219

	Total Saudi Arabia	5,326,372

Singapore - 0.5%
6,000	BOC Aviation Ltd.(a)	53,330
14,400	Sea Ltd., ADR*	2,597,328

	Total Singapore	2,650,658

South Africa - 3.9%
18,540	Absa Group Ltd.	131,643
745,700	Advtech Ltd.*	457,521
1,957	African Rainbow Minerals Ltd.*	30,314
1,393	Anglo American Platinum Ltd.	100,799
11,413	AngloGold Ashanti Ltd.	245,156
9,733	Aspen Pharmacare Holdings Ltd.*	77,665
9,595	Bid Corp., Ltd.	172,706
192,352	Bidvest Group Ltd.	2,027,231
1,878	Capitec Bank Holdings Ltd.*	156,859
5,665	Clicks Group Ltd.	85,665
10,460	Discovery Ltd.	83,119
7,496	Exxaro Resources Ltd.	57,458
125,898	FirstRand Ltd.	368,174
24,392	Gold Fields Ltd.	211,027
79,517	Growthpoint Properties Ltd., REIT	60,745
14,005	Harmony Gold Mining Co., Ltd.*	58,878
20,810	Impala Platinum Holdings Ltd.	218,209
1,756	Kumba Iron Ore Ltd.	59,509
1,172,349	Life Healthcare Group Holdings Ltd.	1,203,218
8,026	Mr Price Group Ltd.	83,815
46,657	MTN Group Ltd.	199,082
11,623	MultiChoice Group	97,715
24,489	Naspers Ltd., Class N Shares	4,932,153
209,936	Nedbank Group Ltd.	1,654,473
8,443	Northam Platinum Ltd.*	96,453
109,246	Old Mutual Ltd.	82,174
18,253	Rand Merchant Investment Holdings Ltd.	35,960
15,494	Remgro Ltd.	91,989
432,927	Sanlam Ltd.	1,544,780
13,629	Sasol Ltd.*	104,134
196,237	Shoprite Holdings Ltd.	1,613,895
58,395	Sibanye Stillwater Ltd.	195,273
5,371	SPAR Group Ltd.	66,012
235,635	Standard Bank Group Ltd.	1,837,143
4,420	Tiger Brands Ltd.	56,038
1,676,173	Transaction Capital Ltd.	2,600,751
180,693	Vodacom Group Ltd.(c)	1,434,710
28,803	Woolworths Holdings Ltd.	65,101

	Total South Africa	22,597,547

South Korea - 11.1%
511	Alteogen Inc.*	74,353
802	Amorepacific Corp.	128,855
638	AMOREPACIFIC Group	30,137

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 11.1% - (continued)
233	BGF retail Co., Ltd.	$26,408
1,767	Celltrion Healthcare Co., Ltd.*	196,621
2,480	Celltrion Inc.*	767,170
405	Celltrion Pharm Inc.*	69,854
2,195	Cheil Worldwide Inc.	41,278
218	CJ CheilJedang Corp.	71,208
488	CJ Corp.	34,807
353	CJ ENM Co., Ltd.	42,414
248	CJ Logistics Corp.*	37,070
35,254	Coway Co., Ltd.*	2,208,893
630	Daelim Industrial Co., Ltd.	45,594
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	27,630
1,408	DB Insurance Co., Ltd.	55,815
1,233	Doosan Bobcat Inc.	33,504
5,019	Doosan Heavy Industries & Construction Co., Ltd.*	75,838
21,345	Douzone Bizon Co., Ltd.	2,037,824
446	E-MART Inc.	62,122
1,475	Fila Holdings Corp.	54,675
1,746	GS Engineering & Construction Corp.	50,010
1,234	GS Holdings Corp.	38,822
684	GS Retail Co., Ltd.	20,716
8,150	Hana Financial Group Inc.	248,366
1,886	Hankook Tire & Technology Co., Ltd.	55,504
188	Hanmi Pharm Co., Ltd.	60,958
5,435	Hanon Systems	73,971
823	Hanwha Corp.	19,331
2,632	Hanwha Solutions Corp.	115,141
1,326	HLB Inc.*	109,238
672	Hotel Shilla Co., Ltd.	48,622
2,491	Hyundai Engineering & Construction Co., Ltd.	75,177
569	Hyundai Glovis Co., Ltd.	91,659
220	Hyundai Heavy Industries Holdings Co., Ltd.	55,208
1,535	Hyundai Marine & Fire Insurance Co., Ltd.	31,097
14,216	Hyundai Mobis Co., Ltd.	3,139,144
4,045	Hyundai Motor Co.	665,024
2,277	Hyundai Steel Co.	65,533
7,803	Industrial Bank of Korea	65,227
1,481	Kakao Corp.	493,237
3,485	Kangwon Land Inc.	70,767
93,622	KB Financial Group Inc.	3,853,895
6,784	Kia Motors Corp.	354,702
751	KMW Co., Ltd.*	49,951
1,943	Korea Aerospace Industries Ltd.	40,608
6,075	Korea Electric Power Corp.	117,770
714	Korea Gas Corp.	18,228
1,278	Korea Investment Holdings Co., Ltd.	84,957
1,137	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	106,664
258	Korea Zinc Co., Ltd.	88,660
1,980	Korean Air Lines Co., Ltd.*	45,083
21,947	KT&G Corp.	1,634,398
408	Kumho Petrochemical Co., Ltd.	51,302
3,088	LG Chem Ltd.	2,236,838
2,372	LG Corp.	151,339
5,648	LG Display Co., Ltd.	77,949
2,868	LG Electronics Inc.	220,380
237	LG Household & Health Care Ltd.	323,781
336	LG Innotek Co., Ltd.	47,120
4,603	LG Uplus Corp.	49,691
422	Lotte Chemical Corp.	107,665
904	Lotte Corp.	28,918
312	Lotte Shopping Co., Ltd.	28,597

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 11.1% - (continued)
8,685	Meritz Securities Co., Ltd.	$28,978
8,373	Mirae Asset Daewoo Co., Ltd.	71,836
10,642	NAVER Corp.	2,671,594
2,192	NCSoft Corp.	1,604,300
529	Netmarble Corp.*(a)	59,817
3,693	NH Investment & Securities Co., Ltd.	35,901
640	Orion Corp.	68,904
19	Ottogi Corp.	9,523
6,901	Pan Ocean Co., Ltd.*	26,511
177	Pearl Abyss Corp.*	33,090
2,008	POSCO	424,841
706	POSCO Chemical Co., Ltd.	58,485
519	S-1 Corp.	36,853
439	Samsung Biologics Co., Ltd.*(a)	313,883
2,189	Samsung C&T Corp.	240,312
865	Samsung Card Co., Ltd.	25,792
1,566	Samsung Electro-Mechanics Co., Ltd.	221,052
278,995	Samsung Electronics Co., Ltd.	16,824,233
4,498	Samsung Engineering Co., Ltd.*	55,549
790	Samsung Fire & Marine Insurance Co., Ltd.	133,964
13,465	Samsung Heavy Industries Co., Ltd.*	83,938
1,745	Samsung Life Insurance Co., Ltd.	112,563
14,809	Samsung SDI Co., Ltd.	7,144,806
870	Samsung SDS Co., Ltd.	136,672
2,009	Samsung Securities Co., Ltd.	71,710
519	Seegene Inc.	88,152
766	Shin Poong Pharmaceutical Co., Ltd.*	91,538
114,131	Shinhan Financial Group Co., Ltd.	3,307,841
241	Shinsegae Inc.	50,213
400	SK Biopharmaceuticals Co., Ltd.*	67,658
200	SK Chemicals Co., Ltd.*	76,859
872	SK Holdings Co., Ltd.	166,741
95,074	SK Hynix Inc.	8,384,078
1,449	SK Innovation Co., Ltd.	227,028
1,050	SK Telecom Co., Ltd.	223,048
1,393	S-Oil Corp.	86,982
13,616	Woori Financial Group Inc.	120,588
1,290	Yuhan Corp.	74,704

	Total South Korea	64,893,855

Spain - 0.2%
54,271	CIE Automotive SA	1,327,327

Taiwan - 8.3%
12,000	Accton Technology Corp.	100,565
72,000	Acer Inc.	58,436
10,777	Advantech Co., Ltd.	115,918
3,000	Airtac International Group	87,280
85,498	ASE Technology Holding Co., Ltd.	228,369
60,000	Asia Cement Corp.	91,023
1,000	ASMedia Technology Inc.	57,829
20,000	Asustek Computer Inc.	174,516
204,000	AU Optronics Corp.*	87,270
217,000	Catcher Technology Co., Ltd.	1,429,795
216,738	Cathay Financial Holding Co., Ltd.	306,131
31,088	Chailease Holding Co., Ltd.	169,959
137,154	Chang Hwa Commercial Bank Ltd.	85,516
54,000	Cheng Shin Rubber Industry Co., Ltd.	80,216
17,130	Chicony Electronics Co., Ltd.	51,259
324,000	China Development Financial Holding Corp.	101,215
67,193	China Life Insurance Co., Ltd.	53,199
288,000	China Steel Corp.	229,926
357,900	Chroma ATE Inc.	1,880,413

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 8.3% - (continued)
98,000	Chunghwa Telecom Co., Ltd.	$372,287
104,000	Compal Electronics Inc.	70,306
446,880	CTBC Financial Holding Co., Ltd.	299,119
52,000	Delta Electronics Inc.	409,485
284,246	E.Sun Financial Holding Co., Ltd.	250,339
5,100	Eclat Textile Co., Ltd.	71,474
1,000	Eva Airways Corp.	442
64,478	Evergreen Marine Corp. Taiwan Ltd.*	55,778
85,000	Far Eastern New Century Corp.	81,417
44,000	Far EasTone Telecommunications Co., Ltd.	95,542
10,920	Feng TAY Enterprise Co., Ltd.	70,224
280,198	First Financial Holding Co., Ltd.	208,676
93,000	Formosa Chemicals & Fibre Corp.	250,853
30,000	Formosa Petrochemical Corp.	94,847
98,000	Formosa Plastics Corp.	292,458
1,000	Formosa Taffeta Co., Ltd.	1,073
32,230	Foxconn Technology Co., Ltd.	59,217
181,000	Fubon Financial Holding Co., Ltd.	280,019
8,000	Giant Manufacturing Co., Ltd.	79,194
156,000	Globalwafers Co., Ltd.	3,051,080
20,900	Highwealth Construction Corp.	32,507
6,176	Hiwin Technologies Corp.	65,857
1,165,660	Hon Hai Precision Industry Co., Ltd.	3,360,927
8,000	Hotai Motor Co., Ltd.	179,767
216,562	Hua Nan Financial Holdings Co., Ltd.	137,645
206,000	Innolux Corp.*	72,585
48,000	Inventec Corp.	39,170
2,541	Largan Precision Co., Ltd.	285,769
61,264	Lite-On Technology Corp., ADR	103,110
40,000	MediaTek Inc.	987,605
290,000	Mega Financial Holding Co., Ltd.	288,928
17,000	Micro-Star International Co., Ltd.	74,487
131,000	Nan Ya Plastics Corp.	294,583
29,000	Nanya Technology Corp.	73,601
5,000	Nien Made Enterprise Co., Ltd.	58,966
226,000	Novatek Microelectronics Corp.	2,371,609
5,000	Oneness Biotech Co., Ltd.*	50,053
52,000	Pegatron Corp.	118,953
4,000	Phison Electronics Corp.	45,281
44,000	Pou Chen Corp.	48,035
24,000	Powertech Technology Inc.	77,383
163,660	Poya International Co., Ltd.	3,426,938
16,539	President Chain Store Corp.	150,025
77,000	Quanta Computer Inc.	207,784
14,000	Realtek Semiconductor Corp.	182,024
24,180	Ruentex Development Co., Ltd.	35,523
96,206	Shanghai Commercial & Savings Bank Ltd.	131,147
326,221	Shin Kong Financial Holding Co., Ltd.	97,868
268,846	SinoPac Financial Holdings Co., Ltd.	104,333
15,629	Standard Foods Corp.	34,159
35,700	Synnex Technology International Corp.	55,654
275,811	Taishin Financial Holding Co., Ltd.	128,941
192,313	Taiwan Business Bank	67,004
115,980	Taiwan Cement Corp.	174,294
249,792	Taiwan Cooperative Financial Holding Co., Ltd.	177,584
60,000	Taiwan High Speed Rail Corp.	65,971
41,000	Taiwan Mobile Co., Ltd.	139,264
1,160,507	Taiwan Semiconductor Manufacturing Co., Ltd.	19,554,789
32,000	Unimicron Technology Corp.*	100,693
131,000	Uni-President Enterprises Corp.	298,274
309,000	United Microelectronics Corp.	435,270

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 8.3% - (continued)
23,000	Vanguard International Semiconductor Corp.	$84,674
7,000	Walsin Technology Corp.	47,730
10,000	Win Semiconductors Corp.	117,448
84,000	Winbond Electronics Corp.	53,894
73,361	Wistron Corp.	76,750
76,000	Wiwynn Corp.	1,819,285
48,760	WPG Holdings Ltd.	72,831
9,188	Yageo Corp.	142,594
232,960	Yuanta Financial Holding Co., Ltd.	155,492
14,000	Zhen Ding Technology Holding Ltd.	60,614

	Total Taiwan	48,448,337

Thailand - 1.6%
28,100	Advanced Info Service PCL, NVDR	162,918
115,600	Airports of Thailand PCL, NVDR	241,011
185,700	Asset World Corp. PCL, NVDR	29,081
20,800	B Grimm Power PCL, NVDR	33,405
16,300	Bangkok Bank PCL, Class Registered Shares	66,554
51,800	Bangkok Commercial Asset Mangement PCL, NVDR	35,782
229,400	Bangkok Dusit Medical Services PCL, NVDR	161,529
215,400	Bangkok Expressway & Metro PCL, NVDR	64,702
34,400	Berli Jucker PCL, NVDR	42,128
220,700	BTS Group Holdings PCL, NVDR	73,796
9,500	Bumrungrad Hospital PCL, NVDR	38,835
67,000	Central Pattana PCL, NVDR	111,176
33,616	Central Retail Corp. PCL, NVDR	35,641
112,900	Charoen Pokphand Foods PCL, NVDR	106,465
657,500	CP ALL PCL, NVDR	1,305,673
8,100	Delta Electronics Thailand PCL, NVDR*	61,773
9,700	Electricity Generating PCL, NVDR	68,694
37,100	Energy Absolute PCL, NVDR	54,404
17,400	Global Power Synergy PCL, NVDR	40,083
64,600	Gulf Energy Development PCL, NVDR	74,106
137,900	Home Product Center PCL, NVDR	66,773
47,600	Indorama Ventures PCL, NVDR	49,863
64,400	Intouch Holdings PCL, NVDR	118,054
544,500	Kasikornbank PCL	1,977,697
15,200	Kasikornbank PCL, NVDR	54,698
110,000	Krung Thai Bank PCL, NVDR	38,599
22,200	Krungthai Card PCL, NVDR	37,258
226,700	Land and Houses PCL, NVDR	58,278
87,700	Minor International PCL, NVDR	71,111
19,800	Muangthai Capital PCL, NVDR	35,025
22,800	Osotspa PCL, NVDR	27,286
41,400	PTT Exploration & Production PCL, NVDR	130,161
66,200	PTT Global Chemical PCL, NVDR	123,727
291,300	PTT PCL, NVDR	380,413
21,400	Ratch Group PCL, NVDR	39,847
99,200	Siam Cement PCL, Class Registered Shares	1,224,853
21,200	Siam Cement PCL, NVDR	260,288
20,000	Siam Commercial Bank PCL, NVDR	56,063
10,800	Sri Trang Gloves Thailand PCL*	26,831
165,000	Srisawad Corp. PCL	317,308
254,174	Srisawad Corp. PCL, NVDR	485,740
1,223,000	Thai Beverage PCL	672,924
24,300	Thai Oil PCL, NVDR	37,412
92,400	Thai Union Group PCL, NVDR	45,812
20,200	Total Access Communication PCL, NVDR	24,997
336,600	True Corp. PCL, NVDR	36,024

	Total Thailand	9,204,798

Turkey - 1.0%
92,671	Akbank T.A.S.*	71,293

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Turkey - 1.0% - (continued)
1,307	Anadolu Efes Biracilik Ve Malt Sanayii AS	$3,495
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	39,400
221,491	AvivaSA Emeklilik ve Hayat AS	398,182
11,261	BIM Birlesik Magazalar AS	100,564
41,908	Eregli Demir ve Celik Fabrikalari TAS	58,909
1,793	Ford Otomotiv Sanayi AS	24,620
27,526	Haci Ömer Sabanci Holding AS	33,783
10,393	KOC Holding AS	23,428
800,066	MLP Saglik Hizmetleri AS, (Restricted, cost - $2,105,107, acquired 5/3/18), Class B Shares*(a)(b)	2,155,222
822,254	Sok Marketler Ticaret AS*	1,315,632
303,100	Tofas Turk Otomobil Fabrikasi AS	1,104,231
14,117	Turk Hava Yollari AO*	20,507
36,721	Turkcell Iletisim Hizmetleri AS	69,450
68,320	Türkiye Garanti Bankasi AS*	76,396
46,584	Turkiye Is Bankasi AS, Class C Shares*	38,756
3,542	Turkiye Petrol Rafinerileri AS*	41,073
36,548	Türkiye Sise ve Cam Fabrikalari AS	31,640
88,209	Yapi ve Kredi Bankasi AS*	32,239

	Total Turkey	5,638,820

United Arab Emirates - 0.2%
80,337	Abu Dhabi Commercial Bank PJSC	132,929
20,043	Abu Dhabi Islamic Bank PJSC	25,646
113,653	Aldar Properties PJSC	93,663
52,710	Dubai Islamic Bank PJSC	64,294
67,240	Emaar Malls PJSC*	33,495
95,193	Emaar Properties PJSC*	81,853
69,778	Emirates NBD Bank PJSC	208,034
48,916	Emirates Telecommunications Group Co. PJSC	230,509
75,063	First Abu Dhabi Bank PJSC	256,945

	Total United Arab Emirates	1,127,368

United Kingdom - 1.5%
66,623	Anglo American PLC	1,968,003
1,120,959	Helios Towers PLC*	2,183,028
57,115	Mondi PLC	1,258,525
57,760	Unilever PLC	3,501,301

	Total United Kingdom	8,910,857

United States - 0.3%
123,600	Laureate Education Inc., Class A Shares*	1,755,120

	TOTAL COMMON STOCKS (Cost - $409,315,310)	565,227,844

PREFERRED STOCKS - 0.7%
Brazil - 0.5%
4,378	Alpargatas SA, Class Preferred Shares	32,807
117,443	Banco Bradesco SA, Class Preferred Shares	532,651
5,534	Bradespar SA, Class Preferred Shares	60,010
7,736	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	46,204
29,912	Cia Energetica de Minas Gerais, Class Preferred Shares	70,511
2,480	Cia Paranaense de Energia, Class Preferred B Shares	31,600
31,169	Gerdau SA, Class Preferred Shares	131,474
125,166	Itau Unibanco Holding SA, Class Preferred Shares	667,197
105,947	Itausa SA, Class Preferred Shares	209,211
23,624	Lojas Americanas SA, Class Preferred Shares	101,104
127,357	Petroleo Brasileiro SA, Class Preferred Shares	591,877
10,499	Telefonica Brasil SA, Class Preferred Shares	87,690

	Total Brazil	2,562,336

Chile - 0.0%
10,869	Embotelladora Andina SA, Class Preferred B Shares	24,608
2,971	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	139,995

	Total Chile	164,603

Colombia - 0.0%
13,625	Bancolombia SA, Class Preferred Shares	105,666

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
Russia - 0.0%
165,334		Surgutneftegas PJSC, Class Preferred Shares	$86,160

South Korea - 0.2%
715		Hyundai Motor Co., Class Preferred 2nd Shares	56,030
565		Hyundai Motor Co., Class Preferred Shares	42,940
157		LG Chem Ltd., Class Preferred Shares	50,688
55		LG Household & Health Care Ltd., Class Preferred Shares	34,435
21,653		Samsung Electronics Co., Ltd., Class Preferred Shares	1,195,722

		Total South Korea	1,379,815

		TOTAL PREFERRED STOCKS (Cost - $3,653,510)	4,298,580

RIGHTS - 0.0%
China - 0.0%
460		China Property Services Inc.*(e)	—
676		China Resources Mixc Lifestyle Services Ltd.*	986
1,176		Legend Holdings Corp.*(e)(f)	1,599
424		Sino-Ocean Group Holding Ltd.*(e)(f)	—

		TOTAL RIGHTS (Cost - $0)	2,585

WARRANT - 0.0%
Thailand - 0.0%
22,070		BTS Group Holdings PCL, expires 2/16/21*(e) (Cost - $0)	—

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $412,968,820)	569,529,009

Face Amount†
SHORT-TERM INVESTMENTS (g) - 3.8%
MONEY MARKET FUND - 1.5%
$ 8,938,965		Invesco STIT - Government & Agency Portfolio, 0.010%, Institutional Class(h) (Cost - $8,938,965)	8,938,965

TIME DEPOSITS - 2.3%
8,312,205		ANZ National Bank - London, 0.010% due 12/1/20	8,312,205
739,874		Barclays Bank PLC - London, 0.010% due 12/1/20	739,874
		BBH - Grand Cayman:
1,254	EUR	(0.690)% due 12/1/20	1,496
736	HKD	0.000% due 12/1/20	95
10	GBP	0.010% due 12/1/20	13
21,465		0.010% due 12/1/20	21,465
2	SGD	0.020% due 12/1/20	1
178,292	ZAR	3.250% due 12/1/20	11,515
3,141,085		Citibank - New York, 0.010% due 12/1/20	3,141,085
456,231	HKD	HSBC Bank - Hong Kong, 0.000% due 12/1/20	58,860
1,018,741		JPMorgan Chase & Co. - New York, 0.010% due 12/1/20	1,018,741
		TOTAL TIME DEPOSITS (Cost - $13,305,350)	13,305,350

		TOTAL SHORT-TERM INVESTMENTS (Cost - $22,244,315)	22,244,315

		TOTAL INVESTMENTS - 101.4% (Cost - $435,213,135)	591,773,324

		Liabilities in Excess of Other Assets - (1.4)%	(8,414,413)

		TOTAL NET ASSETS - 100.0%	$583,358,911

†	Amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $32,001,896 and represents 5.5% of net assets.

(b)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2020, amounts to $38,469,692 and represents 6.6% of net assets.

(c)	All or a portion of this security is on loan (See Note 1).

(d)	Security trades on the Hong Kong exchange.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(f)	Illiquid security.

(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.3%.

(h)	Represents investments of collateral received from securities lending transactions.

At November 30, 2020, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$435,213,135	$199,441,985	$(42,790,613)	$156,651,372

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Financials
Banks	16.5%
Insurance	3.8
Consumer Finance	1.4
Other	0.9
Consumer Discretionary	18.8
Information Technology	16.9
Communication Services	12.1
Materials	5.5
Industrials	5.1
Health Care	4.5
Energy	4.5
Consumer Staples	4.5
Real Estate	1.9
Utilities	1.3
Short-Term Investments	2.3

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At November 30, 2020, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index December Futures	27	12/20	$1,531,922	$1,623,105	$91,183

At November 30, 2020, Emerging Markets Equity Fund had deposited cash of $91,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7%
Aerospace/Defense - 1.1%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
$ 105,000	BBB	2.850% due 12/15/20(a)	$105,094
205,000	BBB	3.800% due 10/7/24(a)	228,612
600,000	BBB	3.850% due 12/15/25(a)	680,307
		Boeing Co. (The), Senior Unsecured Notes:
238,000	BBB-	4.508% due 5/1/23	254,713
770,000	BBB-	4.875% due 5/1/25	859,782
50,000	BBB-	3.100% due 5/1/26	52,023
70,000	BBB-	2.700% due 2/1/27	70,681
60,000	BBB-	2.800% due 3/1/27	60,709
260,000	BBB-	3.200% due 3/1/29	266,590
250,000	BBB-	5.150% due 5/1/30	295,314
440,000	BBB-	3.250% due 2/1/35	433,088
40,000	BBB-	3.550% due 3/1/38	39,153
210,000	BBB-	5.705% due 5/1/40	266,338
140,000	BBB-	3.750% due 2/1/50	141,064
490,000	BBB-	5.805% due 5/1/50	649,567
20,000	BBB-	3.825% due 3/1/59	19,645
188,000	BBB-	5.930% due 5/1/60	255,186
		General Dynamics Corp., Company Guaranteed Notes:
121,000	A	3.500% due 4/1/27	139,681
395,000	A	3.750% due 5/15/28	464,390
10,000	A	4.250% due 4/1/40	13,171
70,000	A	4.250% due 4/1/50	97,361
		L3 Technologies Inc., Company Guaranteed Notes:
35,000	BBB	3.950% due 5/28/24	36,920
320,000	BBB	3.850% due 12/15/26	366,026
		L3Harris Technologies Inc., Senior Unsecured Notes:
595,000	BBB	3.850% due 12/15/26	687,857
600,000	BBB	4.400% due 6/15/28	720,035
60,000	BBB	5.054% due 4/27/45	83,357
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	31,611
170,000	A-	3.550% due 1/15/26	192,678
40,000	A-	4.500% due 5/15/36	52,890
97,000	A-	4.070% due 12/15/42	126,433
71,000	A-	3.800% due 3/1/45	89,944
154,000	A-	2.800% due 6/15/50	168,443
		Northrop Grumman Corp., Senior Unsecured Notes:
691,000	BBB	2.930% due 1/15/25	750,962
340,000	BBB	3.250% due 1/15/28	383,867
163,000	BBB	4.030% due 10/15/47	207,500
149,000	BBB	5.250% due 5/1/50	225,616
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	52,896
24,000	A-	7.000% due 11/1/28	32,723
55,000	A-	4.200% due 12/15/44	64,554
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24(a)	75,619

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Aerospace/Defense - 1.1% - (continued)
$ 120,000	A-	3.950% due 8/16/25	$137,250
252,000	A-	4.125% due 11/16/28	301,007
541,000	A-	2.250% due 7/1/30	574,161
164,000	A-	4.500% due 6/1/42	217,220
76,000	A-	4.050% due 5/4/47	95,583
24,000	A-	4.625% due 11/16/48	33,329
		Rockwell Collins Inc., Senior Unsecured Notes:
40,000	A-	3.100% due 11/15/21	40,739
20,000	A-	2.800% due 3/15/22	20,478

		Total Aerospace/Defense	11,162,167

Agriculture - 0.8%
		Altria Group Inc., Company Guaranteed Notes:
130,000	BBB	4.750% due 5/5/21	132,449
60,000	BBB	3.490% due 2/14/22	62,320
70,000	BBB	3.800% due 2/14/24	76,461
40,000	BBB	2.350% due 5/6/25	42,443
250,000	BBB	4.400% due 2/14/26	289,777
600,000	BBB	4.800% due 2/14/29	719,222
432,000	BBB	5.800% due 2/14/39	572,211
80,000	BBB	3.875% due 9/16/46	86,316
730,000	BBB	5.950% due 2/14/49	1,043,038
130,000	BBB	6.200% due 2/14/59	185,775
		BAT Capital Corp., Company Guaranteed Notes:
880,000	BBB+	3.557% due 8/15/27	978,887
317,000	BBB+	2.726% due 3/25/31	326,234
1,145,000	BBB+	4.540% due 8/15/47	1,295,410
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(a)	154,233
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	194,744
110,000	A	2.500% due 11/2/22	114,501
200,000	A	1.125% due 5/1/23	203,888
100,000	A	2.100% due 5/1/30	103,566
60,000	A	4.500% due 3/20/42	76,991
765,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	981,635

		Total Agriculture	7,640,101

Airlines - 0.5%
50,266	A3(b)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(a)	48,505
25,067	BB	Air Canada Class B Pass-Through Trust, Pass-Thru Certificates, 5.000% due 12/15/23(a)	21,261
40,130	A	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	39,390
323,748	A	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	319,062
46,592	A	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	45,094
95,335	A+	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	92,400
39,780	Baa1(b)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	39,085
107,598	B	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(a)	105,771
115,958	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	83,123
85,381	B	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	64,503
68,500	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	47,944
735	B+	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	531
53,631	Ba2(b)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	38,554
279,889	BBB-	British Airways 2019-1 Class A Pass-Through Trust, Pass-Thru Certificates, 3.350% due 6/15/29(a)	246,922
		Delta Air Lines Inc.:
970,000	BB+	Senior Secured Notes, 7.000% due 5/1/25(a)	1,109,242
		Senior Unsecured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Airlines - 0.5% - (continued)
$ 220,000	B+	3.400% due 4/19/21	$220,296
120,000	B+	3.625% due 3/15/22	121,651
50,000	B+	3.800% due 4/19/23	50,661
200,000	B+	2.900% due 10/28/24	191,295
210,000	B+	7.375% due 1/15/26	236,373
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
230,000	Baa1(b)	4.500% due 10/20/25(a)	242,994
120,000	Baa1(b)	4.750% due 10/20/28(a)	129,298
170,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	184,663
219,711	BB	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	215,666
45,000	BBB	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	46,497
160,000	Ba3(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	178,120
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
33,877	A+	3.450% due 12/1/27	33,253
4,209	A1(b)	3.100% due 7/7/28	4,153
44,595	A1(b)	2.875% due 10/7/28	43,690
18,165	A1(b)	3.500% due 3/1/30	17,549
56,271	A1(b)	4.150% due 8/25/31	56,231
83,745	A1(b)	2.700% due 5/1/32	79,429
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
32,528	BB	4.750% due 4/11/22	32,063
47,641	BB	4.625% due 9/3/22	48,001
4,458	Baa2(b)	3.650% due 10/7/25	3,844
14,932	Baa2(b)	3.650% due 1/7/26	12,783
91,775	Baa2(b)	3.500% due 5/1/28	78,511
76,603	BB+	US Airways Class G Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.076% due 3/20/21	73,997

		Total Airlines	4,602,405

Apparel - 0.1%
		Hanesbrands Inc., Company Guaranteed Notes:
10,000	BB	4.625% due 5/15/24(a)	10,531
70,000	BB	4.875% due 5/15/26(a)	75,338
90,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	92,587
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	43,010
264,000	AA-	2.750% due 3/27/27	293,349
140,000	AA-	2.850% due 3/27/30	158,570
100,000	AA-	3.250% due 3/27/40	117,434
327,000	AA-	3.375% due 3/27/50	395,917

		Total Apparel	1,186,736

Auto Manufacturers - 1.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
160,000	BBB+	2.125% due 3/10/25(a)	167,443
150,000	BBB+	3.500% due 8/3/25(a)	166,418
		Ford Motor Co., Senior Unsecured Notes:
40,000	BB+	8.500% due 4/21/23	44,902
30,000	BB+	4.750% due 1/15/43	29,563
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
200,000	BB+	3.200% due 1/15/21	200,595
155,000	BB+	5.750% due 2/1/21	156,066
50,000	BB+	3.336% due 3/18/21	50,196
1,515,000	BB+	1.044% (3-Month USD-LIBOR + 0.810%) due 4/5/21(c)	1,507,332
440,000	BB+	1.104% (3-Month USD-LIBOR + 0.880%) due 10/12/21(c)	432,767
470,000	BB+	3.339% due 3/28/22	473,525

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Auto Manufacturers - 1.2% - (continued)
$ 1,250,000	BB+	1.296% (3-Month USD-LIBOR + 1.080%) due 8/3/22(c)	$1,215,825
		General Motors Co., Senior Unsecured Notes:
96,000	BBB	5.400% due 10/2/23	107,652
110,000	BBB	6.125% due 10/1/25	132,752
250,000	BBB	6.250% due 10/2/43	337,879
455,000	BBB	5.200% due 4/1/45	553,613
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
25,000	BBB	3.550% due 4/9/21	25,254
760,000	BBB	3.200% due 7/6/21	769,515
1,183,000	BBB	4.375% due 9/25/21	1,217,026
95,000	BBB	3.450% due 4/10/22	97,945
27,000	BBB	3.150% due 6/30/22	27,911
80,000	BBB	3.500% due 11/7/24	86,273
176,000	BBB	4.000% due 1/15/25	192,780
100,000	BBB	4.350% due 1/17/27	113,839
		Senior Unsecured Notes:
742,000	BBB	4.200% due 11/6/21	766,459
497,000	BBB	5.200% due 3/20/23	545,241
63,000	BBB	5.100% due 1/17/24	70,464
42,000	BBB	2.750% due 6/20/25	44,455
		Hyundai Capital America, Senior Unsecured Notes:
10,000	BBB+	3.750% due 7/8/21(a)	10,171
250,000	BBB+	3.950% due 2/1/22(a)	259,122
412,000	BBB+	2.375% due 2/10/23(a)	425,136
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(a)	207,108
200,000	BBB+	3.750% due 3/5/23(a)	212,230
20,000	BBB-	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 3.650% due 9/21/21(a)	20,383
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BBB-	3.043% due 9/15/23(a)	260,121
400,000	BBB-	3.522% due 9/17/25(a)	417,861
300,000	BBB-	4.345% due 9/17/27(a)	323,318
		Toyota Motor Credit Corp., Senior Unsecured Notes:
3,000	A+	3.450% due 9/20/23	3,251
179,000	A+	3.000% due 4/1/25	196,640

		Total Auto Manufacturers	11,869,031

Auto Parts & Equipment - 0.0%
207,000	A-	Magna International Inc., Senior Unsecured Notes, 2.450% due 6/15/30	222,475

Banks - 8.6%
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	214,587
400,000	A	2.706% due 6/27/24	426,070
600,000	A-	2.746% due 5/28/25	639,398
200,000	A	3.306% due 6/27/29	223,530
		Bank of America Corp.:
		Senior Unsecured Notes:
488,000	A-	2.738% (3-Month USD-LIBOR + 0.370%) due 1/23/22(c)	489,701
149,000	A-	2.816% (3-Month USD-LIBOR + 0.930%) due 7/21/23(c)	154,667
360,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(c)	378,180
490,000	A-	4.125% due 1/22/24	542,212
902,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(c)	961,050
280,000	A-	4.000% due 4/1/24	310,443

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Banks - 8.6% - (continued)
$ 108,000	A-	3.366% (3-Month USD-LIBOR + 0.810%) due 1/23/26(c)	$118,519
469,000	A-	3.500% due 4/19/26	531,164
519,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(c)	523,274
100,000	A-	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(c)	112,370
643,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(c)	735,003
359,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(c)	410,036
156,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(c)	176,803
775,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(c)	873,267
410,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(c)	477,575
500,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(c)	587,096
676,000	A-	3.194% (3-Month USD-LIBOR + 1.180%) due 7/23/30(c)	755,907
250,000	A-	2.884% (3-Month USD-LIBOR + 1.190%) due 10/22/30(c)	273,805
190,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(c)	202,513
161,000	A-	4.078% (3-Month USD-LIBOR + 1.320%) due 4/23/40(c)	199,332
159,000	A-	2.676% (SOFR + 1.930%) due 6/19/41(c)	165,879
240,000	A-	5.000% due 1/21/44	343,638
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(c)	941,330
395,000	A-	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(c)	505,301
		Subordinated Notes:
732,000	BBB+	4.200% due 8/26/24	819,922
1,083,000	BBB+	4.000% due 1/22/25	1,214,973
169,000	BBB+	3.950% due 4/21/25	189,679
214,000	BBB+	4.450% due 3/3/26	250,047
20,000	BBB+	4.250% due 10/22/26	23,378
30,000	BBB+	4.183% due 11/25/27	34,708
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	314,484
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	56,653
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
108,000	A	3.400% due 5/15/24	118,107
90,000	A	1.600% due 4/24/25	93,850
115,000	A	3.250% due 5/16/27	130,285
23,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(c)	26,397
170,000	A-	Bank of Nova Scotia (The), Senior Unsecured Notes, 1.300% due 6/11/25	173,954
200,000	A	Barclays Bank PLC, Senior Unsecured Notes, 1.700% due 5/12/22	203,639
		Barclays PLC, Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	401,212
333,000	BBB	3.684% due 1/10/23	343,787
495,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(c)	534,420
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	743,988
		BNP Paribas SA:
		Senior Unsecured Notes:
380,000	A-	3.500% due 3/1/23(a)	404,670
557,000	A-	3.375% due 1/9/25(a)	607,965
470,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	522,317
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	229,326
750,000	A-	4.400% due 8/14/28(a)	889,599
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	227,562
434,000	A+	BPCE SA, Senior Unsecured Notes, 2.700% due 10/1/29(a)	471,517
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB+	4.750% due 2/16/24	98,016
40,000	BB+	5.250% due 3/7/25	45,125
		Citigroup Inc.:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Banks - 8.6% - (continued)
$ 500,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	$539,787
		Senior Unsecured Notes:
180,000	BBB+	1.678% (SOFR + 1.667%) due 5/15/24(c)	184,925
120,000	BBB+	3.106% (SOFR + 2.750%) due 4/8/26(c)	130,406
390,000	BBB+	3.200% due 10/21/26	433,516
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(c)	117,029
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(c)	253,320
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(c)	74,468
314,000	BBB+	8.125% due 7/15/39	569,740
196,000	BBB+	4.650% due 7/30/45	267,400
70,000	BBB+	4.650% due 7/23/48	97,471
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	1,019,692
250,000	BBB	5.500% due 9/13/25	301,179
890,000	BBB	4.300% due 11/20/26	1,031,112
30,000	BBB	6.625% due 6/15/32	42,801
100,000	BBB	6.675% due 9/13/43	162,525
286,000	BBB	5.300% due 5/6/44	403,999
30,000	BBB	4.750% due 5/18/46	40,351
15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	15,180
		Commonwealth Bank of Australia, Senior Unsecured Notes:
5,000	AA-	3.450% due 3/16/23(a)	5,361
58,000	AA-	3.900% due 7/12/47(a)	72,990
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	345,289
990,000	BBB+	4.375% due 8/4/25	1,132,329
270,000	A+	Senior Unsecured Notes, 3.125% due 4/26/21	273,113
250,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	258,394
250,000	A+	Credit Suisse AG, Senior Unsecured Notes, 2.950% due 4/9/25	273,969
		Credit Suisse Group AG, Senior Unsecured Notes:
272,000	BBB+	3.750% due 3/26/25	302,307
320,000	BBB+	4.550% due 4/17/26	375,237
370,000	BBB+	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	385,508
250,000	BBB+	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	294,738
		Danske Bank AS, Senior Unsecured Notes:
440,000	BBB+	5.000% due 1/12/22(a)	460,718
430,000	BBB+	3.001% (3-Month USD-LIBOR + 1.249%) due 9/20/22(a)(c)	437,439
272,000	BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(c)	273,194
1,200,000	BBB+	5.375% due 1/12/24(a)	1,353,693
944,000	A	1.226% due 6/22/24(a)	956,550
		Deutsche Bank AG, Senior Unsecured Notes:
38,000	BBB-	4.100% due 1/13/26	41,902
150,000	BBB-	2.129% (SOFR + 1.870%) due 11/24/26(c)	151,956
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(c)(d)	20,161
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
715,000	BBB+	2.875% due 2/25/21	717,685
40,000	BBB+	0.994% (3-Month USD-LIBOR + 0.780%) due 10/31/22(c)	40,168
738,000	BBB+	2.876% (3-Month USD-LIBOR + 0.821%) due 10/31/22(c)	754,111
130,000	BBB+	3.200% due 2/23/23	137,683
245,000	BBB+	2.908% (3-Month USD-LIBOR + 1.053%) due 6/5/23(c)	254,144
504,000	BBB+	3.500% due 1/23/25	554,493

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Banks - 8.6% - (continued)
$ 605,000	BBB+	3.500% due 4/1/25	$670,300
454,000	BBB+	3.750% due 5/22/25	507,689
167,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(c)	182,189
150,000	BBB+	1.391% (3-Month USD-LIBOR + 1.170%) due 5/15/26(c)	152,552
377,000	BBB+	3.500% due 11/16/26	423,002
185,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(c)	212,267
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(c)	717,048
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(c)	1,580,392
210,000	BBB+	6.250% due 2/1/41	331,446
200,000	BBB+	4.750% due 10/21/45	280,308
		Subordinated Notes:
600,000	BBB-	4.250% due 10/21/25	689,909
460,000	BBB-	6.750% due 10/1/37	705,653
290,000	BBB-	5.150% due 5/22/45	408,202
		HSBC Holdings PLC:
		Senior Unsecured Notes:
200,000	A-	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(c)	206,886
785,000	A-	2.013% (SOFR + 1.732%) due 9/22/28(c)	798,734
488,000	A-	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(c)	575,867
420,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(c)	484,292
		Subordinated Notes:
240,000	BBB	4.250% due 8/18/25	270,710
390,000	BBB	6.500% due 9/15/37	562,090
100,000	A-	HSBC USA Inc., Senior Unsecured Notes, 3.500% due 6/23/24	108,878
200,000	A-	ING Groep NV, Senior Unsecured Notes, 1.400% (1-Year CMT Index + 1.100%) due 7/1/26(a)(c)	202,995
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(a)	206,910
200,000	BBB	3.375% due 1/12/23(a)	209,162
200,000	BB+	Subordinated Notes, 5.017% due 6/26/24(a)	218,521
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
55,000	A-	1.445% (3-Month USD-LIBOR + 1.230%) due 10/24/23(c)	55,949
460,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(c)	471,348
285,000	A-	3.797% (3-Month USD-LIBOR + 0.890%) due 7/23/24(c)	309,121
760,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(c)	837,162
98,000	A-	3.900% due 7/15/25	111,027
1,487,000	A-	2.005% (SOFR + 1.585%) due 3/13/26(c)	1,556,616
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(c)	294,052
322,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(c)	369,924
270,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(c)	306,310
721,000	A-	2.182% (SOFR + 1.890%) due 6/1/28(c)	758,485
387,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(c)	439,054
343,000	A-	4.005% (3-Month USD-LIBOR + 1.120%) due 4/23/29(c)	401,991
503,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(c)	598,725
652,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(c)	791,917
107,000	A-	2.739% (SOFR + 1.510%) due 10/15/30(c)	116,116
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(c)	161,338
300,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(c)	383,011
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(c)	56,028
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	301,328
241,000	BBB+	4.250% due 10/1/27	284,244

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Banks - 8.6% - (continued)
$ 490,000	BBB+	4.950% due 6/1/45	$700,123
		KeyCorp, Senior Unsecured Notes:
45,000	BBB+	4.150% due 10/29/25	51,865
47,000	BBB+	2.250% due 4/6/27	49,961
77,000	AAA	Kreditanstalt fuer Wiederaufbau, Government Guaranteed, 1.750% due 9/14/29	82,804
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
399,000	BBB+	1.326% (1-Year CMT Index + 1.100%) due 6/15/23(c)	403,502
1,060,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(c)	1,107,074
400,000	BBB+	3.900% due 3/12/24	438,709
200,000	BBB+	4.375% due 3/22/28	237,366
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	276,133
		Mizuho Financial Group Inc., Senior Unsecured Notes:
480,000	A-	2.839% (3-Month USD-LIBOR + 0.980%) due 7/16/25(c)	511,880
340,000	A-	2.555% (3-Month USD-LIBOR + 1.100%) due 9/13/25(c)	359,148
606,000	A-	2.226% (3-Month USD-LIBOR + 0.830%) due 5/25/26(c)	636,453
200,000	A-	2.201% (3-Month USD-LIBOR + 1.510%) due 7/10/31(c)	207,047
320,000	A-	1.979% (3-Month USD-LIBOR + 1.270%) due 9/8/31(c)	325,812
		Natwest Group PLC:
		Senior Unsecured Notes:
200,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	217,800
200,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	220,032
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	491,244
		Subordinated Notes:
80,000	BB+	6.000% due 12/19/23	90,827
110,000	BB+	5.125% due 5/28/24	122,870
300,000	A-	Nordea Bank Abp, Subordinated Notes, 4.875% due 5/13/21(a)	305,974
95,000	A+	Northern Trust Corp., Senior Unsecured Notes, 1.950% due 5/1/30	99,997
		Royal Bank of Canada, Senior Unsecured Notes:
260,000	A	1.600% due 4/17/23	267,440
160,000	A	1.150% due 6/10/25	163,178
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	33,555
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
560,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(c)	589,333
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	199,925
261,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(c)	263,092
175,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(a)	193,252
67,000	A	State Street Corp., Senior Unsecured Notes, 2.400% due 1/24/30	73,648
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
575,000	A-	2.934% due 3/9/21	579,013
484,000	A-	2.750% due 1/15/30	529,959
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(a)	203,980
96,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	99,237
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
310,000	A	0.750% due 6/12/23	312,637
150,000	A	1.150% due 6/12/25	153,304
290,000	A+	UBS AG, Senior Unsecured Notes, 1.750% due 4/21/22(a)	295,542
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	1,173,731
		Senior Unsecured Notes:
260,000	A-	2.650% due 2/1/22(a)	267,036
650,000	A-	3.491% due 5/23/23(a)	677,189
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(c)	825,237

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Banks - 8.6% - (continued)
$ 310,000	A-	4.253% due 3/23/28(a)	$362,627
		UniCredit SpA:
580,000	BBB-	Senior Unsecured Notes, 6.572% due 1/14/22(a)	613,337
200,000	BB+	Subordinated Notes, 7.296% (5-Year USD 1100 Run ICE Swap Rate + 4.914%) due 4/2/34(a)(c)	240,808
		US Bancorp:
350,000	A+	Senior Unsecured Notes, 1.450% due 5/12/25	361,714
56,000	A-	Subordinated Notes, 3.100% due 4/27/26	62,485
470,000	BB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(d)	476,519
		Wells Fargo & Co.:
		Junior Subordinated Notes:
50,000	BB+	5.875% (3-Month USD-LIBOR + 3.990%)(c)(d)	54,874
100,000	BB+	5.950% due 12/15/36	133,596
		Senior Unsecured Notes:
754,000	BBB+	3.750% due 1/24/24	819,596
135,000	BBB+	3.000% due 2/19/25	146,431
225,000	BBB+	2.406% (3-Month USD-LIBOR + 0.825%) due 10/30/25(c)	237,393
360,000	BBB+	2.164% (3-Month USD-LIBOR + 0.750%) due 2/11/26(c)	376,889
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	314,358
260,000	BBB+	3.000% due 10/23/26	286,571
1,248,000	BBB+	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(c)	1,411,590
690,000	BBB+	4.150% due 1/24/29	818,307
661,000	BBB+	2.879% (3-Month USD-LIBOR + 1.170%) due 10/30/30(c)	719,114
100,000	BBB+	4.478% (3-Month USD-LIBOR + 3.770%) due 4/4/31(c)	122,055
1,213,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(c)	1,325,249
1,665,000	BBB+	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(c)	2,384,064
		Subordinated Notes:
330,000	BBB	3.450% due 2/13/23	350,346
169,000	BBB	4.480% due 1/16/24	187,352
230,000	BBB	5.375% due 11/2/43	326,299
110,000	BBB	5.606% due 1/15/44	157,807
280,000	BBB	4.650% due 11/4/44	362,337
450,000	BBB	4.900% due 11/17/45	603,683
40,000	BBB	4.400% due 6/14/46	50,814
160,000	BBB	4.750% due 12/7/46	213,253
517,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.082% (3-Month USD-LIBOR + 0.650%) due 9/9/22(c)	523,812

		Total Banks	84,190,200

Beverages - 0.8%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	BBB+	3.650% due 2/1/26	384,521
672,000	BBB+	4.700% due 2/1/36	858,165
1,410,000	BBB+	4.900% due 2/1/46	1,848,207
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
60,000	BBB+	4.150% due 1/23/25	68,197
160,000	BBB+	4.000% due 4/13/28	187,717
435,000	BBB+	3.500% due 6/1/30	504,230
58,000	BBB+	4.375% due 4/15/38	71,925
76,000	BBB+	5.450% due 1/23/39	103,649
160,000	BBB+	4.350% due 6/1/40	199,164
270,000	BBB+	5.550% due 1/23/49	389,280
280,000	BBB+	4.500% due 6/1/50	352,125
2,000	BBB+	4.750% due 4/15/58	2,647
		Bacardi Ltd., Company Guaranteed Notes:
155,000	BBB-	4.700% due 5/15/28(a)	179,636

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Beverages - 0.8% - (continued)
$ 140,000	BBB-	5.300% due 5/15/48(a)	$189,472
		Coca-Cola Co. (The), Senior Unsecured Notes:
40,000	A+	2.950% due 3/25/25	44,035
396,000	A+	3.375% due 3/25/27	455,200
160,000	A+	1.450% due 6/1/27	164,919
210,000	A+	1.375% due 3/15/31	210,802
10,000	A+	2.500% due 6/1/40	10,824
70,000	A+	2.600% due 6/1/50	74,302
60,000	A+	2.500% due 3/15/51	62,593
50,000	BBB	Keurig Dr Pepper Inc., Company Guaranteed Notes, 3.200% due 5/1/30	56,696
		PepsiCo Inc., Senior Unsecured Notes:
180,000	A+	0.750% due 5/1/23	182,149
20,000	A+	2.625% due 3/19/27	22,033
150,000	A+	1.625% due 5/1/30	154,638
60,000	A+	2.875% due 10/15/49	67,218
20,000	A+	3.625% due 3/19/50	25,247
40,000	A+	3.875% due 3/19/60	53,547
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(a)	371,095

		Total Beverages	7,294,233

Biotechnology - 0.2%
		Amgen Inc., Senior Unsecured Notes:
70,000	A-	3.625% due 5/22/24	76,664
59,000	A-	2.450% due 2/21/30	63,408
41,000	A-	2.300% due 2/25/31	43,370
73,000	A-	3.150% due 2/21/40	79,358
57,000	A-	4.400% due 5/1/45	72,665
65,000	A-	4.663% due 6/15/51	88,124
47,000	A-	2.770% due 9/1/53(a)	46,680
149,000	A-	Biogen Inc., Senior Unsecured Notes, 2.250% due 5/1/30	154,686
		Celgene Corp., Senior Unsecured Notes:
5,000	A+	3.250% due 8/15/22	5,197
35,000	A+	3.250% due 2/20/23	37,001
65,000	A+	3.900% due 2/20/28	73,590
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	174,826
60,000	BBB+	3.650% due 3/1/26	68,064
141,000	BBB+	4.800% due 4/1/44	185,497
166,000	BBB+	4.750% due 3/1/46	219,363
36,000	BBB+	4.150% due 3/1/47	44,302

		Total Biotechnology	1,432,795

Building Materials - 0.1%
		Carrier Global Corp., Senior Unsecured Notes:
462,000	BBB	2.242% due 2/15/25(a)	485,646
130,000	BBB	2.722% due 2/15/30(a)	138,717
90,000	BBB	3.377% due 4/5/40(a)	99,421
80,000	BBB	3.577% due 4/5/50(a)	90,701

		Total Building Materials	814,485

Chemicals - 0.2%
80,000	A	Air Products & Chemicals Inc., Senior Unsecured Notes, 2.800% due 5/15/50	87,574
145,000	BBB-	Dow Chemical Co. (The), Senior Unsecured Notes, 4.550% due 11/30/25	169,395
387,000	BBB+	DuPont de Nemours Inc., Senior Unsecured Notes, 4.493% due 11/15/25	452,503
200,000	BBB	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	218,766
405,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	541,764

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Chemicals - 0.2% - (continued)
$ 50,000	BBB-	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	$58,380
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	62,746
30,000	BBB	4.400% due 7/15/44	31,916
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	215,816
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
210,000	BBB-	4.200% due 1/15/22	217,173
30,000	BBB-	4.000% due 12/15/42	34,614
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(a)	202,051

		Total Chemicals	2,292,698

Commercial Services - 0.3%
110,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 3.700% due 4/1/27	126,737
10,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	10,077
		Global Payments Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	40,343
104,000	BBB-	3.200% due 8/15/29	115,580
		IHS Markit Ltd.:
		Company Guaranteed Notes:
584,000	Ba1(b)	5.000% due 11/1/22(a)	627,363
112,000	Ba1(b)	4.750% due 2/15/25(a)	128,774
28,000	Ba1(b)	4.000% due 3/1/26(a)	32,082
450,000	Ba1(b)	Senior Unsecured Notes, 4.750% due 8/1/28	544,516
		PayPal Holdings Inc., Senior Unsecured Notes:
130,000	BBB+	1.350% due 6/1/23	133,309
65,000	BBB+	2.400% due 10/1/24	69,189
190,000	BBB+	1.650% due 6/1/25	197,794
120,000	BB-	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	130,350
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	325,240
59,000	BBB+	4.000% due 3/18/29	70,130
199,000	BBB+	3.000% due 5/22/30	220,716
		United Rentals North America Inc.:
410,000	BB-	Company Guaranteed Notes, 3.875% due 2/15/31	429,731
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	20,984

		Total Commercial Services	3,222,915

Computers - 0.5%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	315,050
290,000	AA+	1.125% due 5/11/25	296,618
280,000	AA+	2.450% due 8/4/26	305,035
550,000	AA+	3.350% due 2/9/27	626,883
360,000	AA+	2.900% due 9/12/27	403,588
55,000	AA+	3.850% due 5/4/43	70,923
165,000	AA+	3.850% due 8/4/46	213,621
100,000	AA+	2.550% due 8/20/60	103,783
137,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 8.100% due 7/15/36(a)	197,194
138,000	BBB-	DXC Technology Co., Senior Unsecured Notes, 4.000% due 4/15/23	147,037
		Hewlett Packard Enterprise Co., Senior Unsecured Notes:
85,000	BBB	4.400% due 10/15/22	90,574
227,000	BBB	4.650% due 10/1/24	257,722
		International Business Machines Corp., Senior Unsecured Notes:
680,000	A	3.000% due 5/15/24	736,717
215,000	A	3.300% due 5/15/26	242,794

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Computers - 0.5% - (continued)
$ 595,000	A	1.700% due 5/15/27	$617,889
		Leidos Inc., Company Guaranteed Notes:
447,000	BBB-	4.375% due 5/15/30(a)	529,932
49,000	BBB-	2.300% due 2/15/31(a)	49,914
71,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	78,671

		Total Computers	5,283,945

Cosmetics/Personal Care - 0.0%
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27	33,474
80,000	AA-	3.000% due 3/25/30	92,778

		Total Cosmetics/Personal Care	126,252

Diversified Financial Services - 0.8%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
290,000	BBB	3.950% due 2/1/22	297,693
280,000	BBB	4.875% due 1/16/24	302,375
190,000	BBB	3.150% due 2/15/24	196,332
		Air Lease Corp., Senior Unsecured Notes:
460,000	BBB	3.500% due 1/15/22	473,039
495,000	BBB	3.250% due 3/1/25	519,968
		American Express Co., Senior Unsecured Notes:
225,000	BBB+	3.700% due 8/3/23	244,373
45,000	BBB+	3.000% due 10/30/24	48,954
36,000	A-	American Express Credit Corp., Senior Unsecured Notes, 3.300% due 5/3/27	40,873
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
75,000	BBB-	5.250% due 5/15/24(a)	80,059
500,000	BBB-	2.875% due 2/15/25(a)	489,629
112,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.750% due 3/9/27	127,676
		Charles Schwab Corp. (The), Senior Unsecured Notes:
17,000	A	4.000% due 2/1/29	20,365
120,000	A	3.250% due 5/22/29	137,682
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	118,259
32,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 4.500% due 1/30/26	36,821
1,317,000	BBB+	GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 4.418% due 11/15/35	1,519,965
		Intercontinental Exchange Inc., Senior Unsecured Notes:
52,000	BBB+	2.100% due 6/15/30	54,303
226,000	BBB+	1.850% due 9/15/32	228,328
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	40,184
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17#(e)(f)(g)	–
		Mastercard Inc., Senior Unsecured Notes:
120,000	A+	3.350% due 3/26/30	141,207
30,000	A+	3.850% due 3/26/50	39,338
40,000	A-	ORIX Corp., Senior Unsecured Notes, 4.050% due 1/16/24	43,930
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
890,000	BBB-	5.250% due 8/15/22(a)	931,030
60,000	BBB-	5.500% due 2/15/24(a)	64,101
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	303,233
		Synchrony Financial, Senior Unsecured Notes:
26,000	BBB-	4.375% due 3/19/24	28,601
42,000	BBB-	4.500% due 7/23/25	47,275
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	158,460
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	469,161
110,000	AA-	2.050% due 4/15/30	117,501

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Diversified Financial Services - 0.8% - (continued)
$ 181,000	AA-	4.150% due 12/14/35	$236,266
310,000	AA-	4.300% due 12/14/45	428,814

		Total Diversified Financial Services	7,985,795

Electric - 1.4%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	51,671
50,000	A-	3.850% due 10/1/25(a)	55,507
82,000	A-	3.450% due 1/15/50	93,998
		AEP Transmission Co. LLC, Senior Unsecured Notes:
117,000	A-	3.750% due 12/1/47	142,790
65,000	A-	3.150% due 9/15/49	72,268
		Alabama Power Co., Senior Unsecured Notes:
17,000	A	5.200% due 6/1/41	23,360
185,000	A	4.150% due 8/15/44	234,654
100,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	115,855
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
70,000	A	3.500% due 8/15/46	82,063
150,000	A	3.750% due 8/15/47	186,061
15,000	A	4.250% due 9/15/48	19,767
		CenterPoint Energy Houston Electric LLC, General Refinance Mortgage:
24,000	A	3.550% due 8/1/42	28,287
15,000	A	3.950% due 3/1/48	19,258
25,000	A	Commonwealth Edison Co., 1st Mortgage Notes, 4.350% due 11/15/45	33,148
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	69,452
40,000	A-	3.950% due 4/1/50	49,832
		Consumers Energy Co., 1st Mortgage Notes:
50,000	A	3.950% due 5/15/43	62,188
25,000	A	3.750% due 2/15/50	31,476
25,000	A	3.100% due 8/15/50	28,991
176,000	A	3.500% due 8/1/51	216,201
117,000	BBB+	Dayton Power & Light Co. (The), 1st Mortgage Notes, 3.950% due 6/15/49	131,533
		DTE Electric Co., General Refinance Mortgage:
30,000	A	4.050% due 5/15/48	39,583
100,000	A	3.950% due 3/1/49	130,116
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	26,403
500,000	A	4.250% due 12/15/41	639,024
30,000	A	3.875% due 3/15/46	37,075
6,000	A	3.950% due 3/15/48	7,567
117,000	A	3.200% due 8/15/49	135,674
		Duke Energy Florida LLC, 1st Mortgage Notes:
209,000	A	2.500% due 12/1/29	228,024
50,000	A	1.750% due 6/15/30	51,500
195,000	A	5.900% due 3/1/33	265,486
60,000	A	3.400% due 10/1/46	70,112
24,000	A	4.200% due 7/15/48	31,549
		Duke Energy Ohio Inc., 1st Mortgage Notes:
335,000	A	3.650% due 2/1/29	390,590
60,000	A	3.700% due 6/15/46	72,183
		Duke Energy Progress LLC, 1st Mortgage Notes:
30,000	A	3.700% due 9/1/28	35,138
130,000	A	3.450% due 3/15/29	150,753

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Electric - 1.4% - (continued)
$ 162,000	A	4.100% due 5/15/42	$205,320
35,000	A	4.200% due 8/15/45	45,116
22,000	BBB-	Edison International, Senior Unsecured Notes, 3.125% due 11/15/22	22,767
		Entergy Louisiana LLC:
25,000	A	1st Mortgage Notes, 5.400% due 11/1/24	29,478
		Collateral Trust:
132,000	A	3.050% due 6/1/31	150,316
60,000	A	4.200% due 9/1/48	78,325
60,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	65,856
775,000	A-	Evergy Missouri West Inc., Senior Unsecured Notes, 8.270% due 11/15/21	827,935
		Exelon Corp., Senior Unsecured Notes:
5,000	BBB	2.450% due 4/15/21	5,033
143,000	BBB	5.625% due 6/15/35	194,720
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB	1.600% due 1/15/26	58,592
310,000	BB	3.900% due 7/15/27	342,944
1,250,000	BB	7.375% due 11/15/31	1,720,061
		Florida Power & Light Co., 1st Mortgage Notes:
40,000	A+	5.690% due 3/1/40	59,946
20,000	A+	3.800% due 12/15/42	24,818
191,000	A+	3.700% due 12/1/47	238,885
57,000	A+	3.950% due 3/1/48	75,575
49,000	A+	3.150% due 10/1/49	57,698
18,117	A	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(f)	18,134
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	430,531
700,000	BB+	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	768,883
		MidAmerican Energy Co., 1st Mortgage Notes:
115,000	A+	3.100% due 5/1/27	129,827
100,000	A+	3.650% due 4/15/29	119,808
100,000	A+	3.150% due 4/15/50	116,763
		Northern States Power Co., 1st Mortgage Notes:
85,000	A	3.600% due 5/15/46	104,348
70,000	A	2.900% due 3/1/50	77,582
49,000	BBB-	NRG Energy Inc., Senior Secured Notes, 2.450% due 12/2/27(a)	50,429
		Ohio Power Co., Senior Unsecured Notes:
40,000	A-	6.600% due 2/15/33	55,686
30,000	A-	4.150% due 4/1/48	37,918
29,000	A-	4.000% due 6/1/49	36,737
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
90,000	A+	3.700% due 11/15/28	106,138
167,000	A+	7.000% due 5/1/32	252,094
20,000	A+	3.800% due 9/30/47	25,192
9,000	A+	5.350% due 10/1/52(a)	13,944
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	543,134
		Public Service Electric & Gas Co., 1st Mortgage Notes:
23,000	A	3.000% due 5/15/27	25,612
40,000	A	3.200% due 5/15/29	45,760
40,000	A	2.050% due 8/1/50	37,370
		Southern California Edison Co., 1st Mortgage Notes:
55,000	A-	2.900% due 3/1/21	55,334
9,643	A-	1.845% due 2/1/22	9,666
94,000	A-	3.700% due 8/1/25	105,499
65,000	A-	4.200% due 3/1/29	76,048

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Electric - 1.4% - (continued)
$ 174,000	A-	2.250% due 6/1/30	$180,781
140,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 4.450% due 6/15/49	185,572
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	859,814
		Virginia Electric & Power Co., Senior Unsecured Notes:
205,000	BBB+	2.750% due 3/15/23	215,058
66,000	BBB+	6.350% due 11/30/37	99,185
130,000	BBB+	4.450% due 2/15/44	177,285
236,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	263,537

		Total Electric	13,486,191

Electronics - 0.0%
91,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 3.200% due 10/1/22	95,034
		Honeywell International Inc., Senior Unsecured Notes:
110,000	A	1.350% due 6/1/25	113,580
28,000	A	3.812% due 11/21/47	36,119
34,000	BBB-	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	36,903
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	21,703

		Total Electronics	303,339

Engineering & Construction - 0.0%
175,000	B-	PowerTeam Services LLC, Senior Secured Notes, 9.033% due 12/4/25(a)	192,609

Entertainment - 0.0%
100,000	B	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	106,580
158,000	B+	Churchill Downs Inc., Company Guaranteed Notes, 5.500% due 4/1/27(a)	166,661

		Total Entertainment	273,241

Environmental Control - 0.2%
289,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	317,665
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	138,613
20,000	BBB+	2.900% due 7/1/26	22,032
260,000	BBB+	3.375% due 11/15/27	296,309
129,000	BBB+	1.450% due 2/15/31	127,072
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	40,005
100,000	A-	3.500% due 5/15/24	109,090
84,000	A-	4.100% due 3/1/45	106,522
139,000	A-	4.150% due 7/15/49	184,652
109,000	B	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	112,859

		Total Environmental Control	1,454,819

Food - 0.5%
50,000	A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	50,684
		Kraft Heinz Foods Co., Company Guaranteed Notes:
51,000	BB+	3.950% due 7/15/25	56,297
10,000	BB+	3.000% due 6/1/26	10,445
40,000	BB+	4.250% due 3/1/31(a)	44,507
10,000	BB+	6.750% due 3/15/32	13,383
40,000	BB+	5.000% due 7/15/35	47,219
30,000	BB+	6.875% due 1/26/39	41,823
10,000	BB+	7.125% due 8/1/39(a)	14,081
10,000	BB+	4.625% due 10/1/39(a)	11,077
455,000	BB+	5.000% due 6/4/42	522,110
130,000	BB+	5.200% due 7/15/45	153,670
1,455,000	BB+	4.375% due 6/1/46	1,556,267
495,000	BB+	4.875% due 10/1/49(a)	559,215
100,000	BB+	5.500% due 6/1/50(a)	124,331

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Food - 0.5% - (continued)
		Mars Inc., Company Guaranteed Notes:
$ 110,000	A	2.700% due 4/1/25(a)	$119,289
350,000	A	3.200% due 4/1/30(a)	405,764
		Mondelez International Inc., Senior Unsecured Notes:
60,000	BBB	2.125% due 4/13/23	62,290
330,000	BBB	1.500% due 5/4/25	341,710
82,000	BBB	2.750% due 4/13/30	90,002
100,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.625% due 1/15/28(a)	106,563
200,000	AA-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(a)	204,107
285,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	311,306

		Total Food	4,846,140

Forest Products & Paper - 0.1%
		Georgia-Pacific LLC, Senior Unsecured Notes:
55,000	A+	3.734% due 7/15/23(a)	59,255
44,000	A+	3.600% due 3/1/25(a)	49,103
88,000	A+	1.750% due 9/30/25(a)	91,698
60,000	A+	0.950% due 5/15/26(a)	60,075
57,000	BBB	International Paper Co., Senior Unsecured Notes, 4.400% due 8/15/47	74,937
320,000	BBB-	Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	337,680

		Total Forest Products & Paper	672,748

Gas - 0.1%
198,000	BBB+	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 1.750% due 10/1/30	201,983
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	312,533

		Total Gas	514,516

Healthcare - Products - 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	A	3.750% due 11/30/26	191,308
70,000	A	4.750% due 11/30/36	96,546
150,000	A	4.900% due 11/30/46	224,525
		Boston Scientific Corp., Senior Unsecured Notes:
60,000	BBB-	4.000% due 3/1/29	70,512
66,000	BBB-	2.650% due 6/1/30	71,116
100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(a)	106,687
61,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	68,446
13,000	WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	14,649
243,000	BBB+	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 4.497% due 3/25/30	305,680

		Total Healthcare - Products	1,149,469

Healthcare - Services - 1.0%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	42,084
55,000	BBB	4.125% due 11/15/42	65,406
		Anthem Inc., Senior Unsecured Notes:
58,000	A	2.950% due 12/1/22	60,819
1,120,000	A	3.650% due 12/1/27	1,286,344
33,000	A	4.850% due 8/15/54	41,211
		Centene Corp., Senior Unsecured Notes:
20,000	BBB-	5.375% due 6/1/26(a)	21,050
455,000	BBB-	4.625% due 12/15/29	499,383
30,000	BBB-	3.375% due 2/15/30	31,491
750,000	BBB-	3.000% due 10/15/30	790,313
		CommonSpirit Health:
30,000	BBB+	Secured Notes, 4.350% due 11/1/42	34,907
		Senior Secured Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Healthcare - Services - 1.0% - (continued)
$ 150,000	BBB+	3.347% due 10/1/29	$161,917
95,000	BBB+	3.910% due 10/1/50	101,321
		HCA Inc.:
		Company Guaranteed Notes:
40,000	BB-	5.375% due 9/1/26	45,525
30,000	BB-	5.625% due 9/1/28	35,228
20,000	BB-	3.500% due 9/1/30	20,727
		Senior Secured Notes:
598,000	BBB-	5.000% due 3/15/24	672,883
402,000	BBB-	5.250% due 4/15/25	469,338
241,000	BBB-	5.250% due 6/15/26	284,755
160,000	BBB-	5.500% due 6/15/47	212,803
470,000	BBB-	5.250% due 6/15/49	623,556
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	360,288
280,000	BBB+	3.150% due 12/1/22	293,226
244,000	BBB+	4.500% due 4/1/25	280,955
30,000	BBB+	3.950% due 3/15/27	34,552
70,000	BBB+	4.625% due 12/1/42	90,432
40,000	BBB+	4.950% due 10/1/44	54,307
35,000	BBB+	3.950% due 8/15/49	43,342
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	558,859
39,000	A+	MidMichigan Health, Secured Notes, 3.409% due 6/1/50	43,468
		Molina Healthcare Inc., Senior Unsecured Notes:
255,000	BB-	5.375% due 11/15/22	268,866
39,000	BB-	3.875% due 11/15/30(a)	41,243
276,000	Aa2(b)	New York & Presbyterian Hospital (The), Unsecured Notes, 3.954% due 8/1/19	309,590
190,000	AA-	Partners Healthcare System Inc., Unsecured Notes, 3.342% due 7/1/60	212,562
281,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.875% due 1/1/26(a)	289,778
		UnitedHealth Group Inc., Senior Unsecured Notes:
20,000	A+	2.375% due 10/15/22	20,788
60,000	A+	3.500% due 6/15/23	64,825
70,000	A+	3.750% due 7/15/25	79,787
60,000	A+	1.250% due 1/15/26	61,760
50,000	A+	3.875% due 12/15/28	60,399
50,000	A+	2.000% due 5/15/30	53,213
260,000	A+	4.750% due 7/15/45	372,872
127,000	A+	3.750% due 10/15/47	160,368
40,000	A+	4.250% due 6/15/48	54,391
30,000	A+	4.450% due 12/15/48	41,874
2,000	A+	2.900% due 5/15/50	2,231
120,000	A+	3.875% due 8/15/59	158,594
20,000	A+	3.125% due 5/15/60	23,225

		Total Healthcare - Services	9,536,856

Home Builders - 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	11,875
150,000	BB+	4.750% due 11/29/27	178,125
50,000	BB+	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	65,094
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	53,187

		Total Home Builders	308,281

Household Products/Wares - 0.0%
90,000	B	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	93,055

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Housewares - 0.0%
		Newell Brands Inc., Senior Unsecured Notes:
$ 60,000	BB+	4.350% due 4/1/23	$63,222
80,000	BB+	4.700% due 4/1/26	86,300

		Total Housewares	149,522

Insurance - 0.6%
		American International Group Inc., Senior Unsecured Notes:
90,000	BBB+	2.500% due 6/30/25	96,723
139,000	BBB+	3.400% due 6/30/30	158,506
		Aon Corp., Company Guaranteed Notes:
55,000	A-	4.500% due 12/15/28	66,452
34,000	A-	2.800% due 5/15/30	37,204
		Aon PLC, Company Guaranteed Notes:
116,000	A-	4.450% due 5/24/43	142,644
49,000	A-	4.600% due 6/14/44	66,099
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	538,771
350,000	AA	4.250% due 1/15/49	475,034
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	79,162
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	132,764
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	1,150,419
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	54,756
328,000	A-	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 2.250% due 11/15/30	351,041
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	793,844
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.540% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	849,576
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	37,163
300,000	AA-	4.900% due 9/15/44(a)	403,369
69,000	AA-	4.270% due 5/15/47(a)	85,495
595,000	AA-	3.300% due 5/15/50(a)	651,152
69,000	BBB	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	76,308

		Total Insurance	6,246,482

Internet - 0.4%
		Alphabet Inc., Senior Unsecured Notes:
40,000	AA+	0.450% due 8/15/25	39,981
70,000	AA+	0.800% due 8/15/27	69,819
80,000	AA+	1.100% due 8/15/30	79,489
140,000	AA+	2.050% due 8/15/50	136,170
		Amazon.com Inc., Senior Unsecured Notes:
190,000	AA-	0.800% due 6/3/25	192,846
240,000	AA-	1.200% due 6/3/27	244,927
130,000	AA-	3.150% due 8/22/27	147,971
220,000	AA-	1.500% due 6/3/30	225,165
228,000	AA-	3.875% due 8/22/37	289,029
160,000	AA-	4.950% due 12/5/44	236,901
100,000	AA-	4.050% due 8/22/47	134,300
200,000	AA-	2.500% due 6/3/50	212,350
40,000	AA-	4.250% due 8/22/57	57,009
		Booking Holdings Inc., Senior Unsecured Notes:
57,000	A-	3.650% due 3/15/25	63,111
278,000	A-	4.100% due 4/13/25	313,832
78,000	BBB-	Expedia Group Inc., Company Guaranteed Notes, 3.250% due 2/15/30	79,235
370,000	BBB-	Prosus NV, Company Guaranteed Notes, 4.850% due 7/6/27(a)	427,300
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(a)	423,850

		Total Internet	3,373,285

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Investment Companies - 0.1%
$ 470,000	BBB-	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	$500,802

Iron/Steel - 0.1%
		ArcelorMittal SA, Senior Unsecured Notes:
210,000	BBB-	3.600% due 7/16/24	223,555
460,000	BBB-	4.550% due 3/11/26	504,781
30,000	BBB-	7.250% due 10/15/39	39,834
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	177,393

		Total Iron/Steel	945,563

Leisure Time - 0.0%
110,000	B+	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	106,955

Lodging - 0.1%
10,000	BB	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.125% due 5/1/26	10,367
		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes:
10,000	BB	4.625% due 4/1/25	10,231
60,000	BB	4.875% due 4/1/27	62,588
		Las Vegas Sands Corp., Senior Unsecured Notes:
270,000	BBB-	3.200% due 8/8/24	282,332
20,000	BBB-	2.900% due 6/25/25	20,560
		Sands China Ltd., Senior Unsecured Notes:
400,000	BBB-	5.125% due 8/8/25	440,402
200,000	BBB-	3.800% due 1/8/26(a)	209,000

		Total Lodging	1,035,480

Machinery - Diversified - 0.1%
7,000	BBB	CNH Industrial NV, Senior Unsecured Notes, 3.850% due 11/15/27	7,785
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	46,105
130,000	A	3.750% due 4/15/50	169,882
320,000	BBB-	nVent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	336,341
		Otis Worldwide Corp., Senior Unsecured Notes:
80,000	BBB	2.056% due 4/5/25	84,236
328,000	BBB	2.565% due 2/15/30	352,875

		Total Machinery - Diversified	997,224

Media - 1.4%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
130,000	BB	5.125% due 5/1/27(a)	136,948
842,000	BB	4.500% due 8/15/30(a)	888,314
100,000	BB	4.500% due 5/1/32(a)	105,815
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
300,000	BBB-	4.908% due 7/23/25	347,571
210,000	BBB-	3.750% due 2/15/28	235,692
260,000	BBB-	4.200% due 3/15/28	299,147
50,000	BBB-	5.375% due 4/1/38	63,102
30,000	BBB-	5.375% due 5/1/47	38,115
598,000	BBB-	5.750% due 4/1/48	791,919
421,000	BBB-	5.125% due 7/1/49	519,522
100,000	BBB-	4.800% due 3/1/50	119,810
4,000	BBB-	3.850% due 4/1/61	4,118
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	188,456
		Comcast Corp., Company Guaranteed Notes:
10,000	A-	3.100% due 4/1/25	11,009
30,000	A-	3.950% due 10/15/25	34,419

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Media - 1.4% - (continued)
$ 80,000	A-	3.150% due 3/1/26	$89,256
172,000	A-	3.300% due 2/1/27	194,296
211,000	A-	3.300% due 4/1/27	238,688
780,000	A-	4.150% due 10/15/28	939,696
45,000	A-	2.650% due 2/1/30	49,203
380,000	A-	3.400% due 4/1/30	439,872
200,000	A-	4.250% due 10/15/30	247,198
321,000	A-	1.950% due 1/15/31	331,247
140,000	A-	1.500% due 2/15/31	139,586
30,000	A-	6.500% due 11/15/35	46,702
149,000	A-	3.900% due 3/1/38	183,670
57,000	A-	4.600% due 10/15/38	75,532
20,000	A-	3.250% due 11/1/39	22,916
103,000	A-	3.750% due 4/1/40	125,472
119,000	A-	3.400% due 7/15/46	138,413
113,000	A-	3.969% due 11/1/47	142,951
20,000	A-	4.000% due 3/1/48	25,513
270,000	A-	4.700% due 10/15/48	383,784
23,000	A-	3.999% due 11/1/49	29,932
140,000	A-	3.450% due 2/1/50	166,476
39,000	A-	4.049% due 11/1/52	50,766
70,000	A-	2.650% due 8/15/62	70,776
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(a)	42,147
227,000	BBB	3.150% due 8/15/24(a)	245,350
67,000	BBB	3.850% due 2/1/25(a)	74,374
18,000	BBB	3.350% due 9/15/26(a)	20,127
		Discovery Communications LLC, Company Guaranteed Notes:
98,000	BBB-	4.125% due 5/15/29	114,700
14,000	BBB-	4.000% due 9/15/55(a)	15,600
		DISH DBS Corp., Company Guaranteed Notes:
10,000	B-	5.875% due 11/15/24	10,650
50,000	B-	7.750% due 7/1/26	57,126
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	220,913
180,000	BBB	4.709% due 1/25/29	218,087
240,000	BBB	5.476% due 1/25/39	333,660
184,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	244,920
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(a)	116,869
		Time Warner Cable LLC, Senior Secured Notes:
385,000	BBB-	4.000% due 9/1/21	391,296
230,000	BBB-	7.300% due 7/1/38	338,916
300,000	BBB-	5.875% due 11/15/40	389,986
533,000	BBB-	5.500% due 9/1/41	674,217
240,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	374,708
37,000	BBB+	TWDC Enterprises 18 Corp., Company Guaranteed Notes, 7.000% due 3/1/32	55,442
		ViacomCBS Inc., Senior Unsecured Notes:
10,000	BBB	3.875% due 4/1/24	10,919
75,000	BBB	4.375% due 3/15/43	87,317
33,000	BBB	5.850% due 9/1/43	45,224
225,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	244,483
		Walt Disney Co. (The), Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	30,254

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Media - 1.4% - (continued)
$ 428,000	BBB+	2.000% due 9/1/29	$445,434
680,000	BBB+	2.650% due 1/13/31	742,103
25,000	BBB+	6.200% due 12/15/34	37,786
30,000	BBB+	6.650% due 11/15/37	46,803

		Total Media	13,545,313

Mining - 0.5%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB	3.625% due 9/11/24(a)	380,969
270,000	BBB	4.750% due 4/10/27(a)	316,221
200,000	BBB	2.625% due 9/10/30(a)	205,580
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	55,596
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	101,096
190,000	BBB	5.750% due 5/1/43	280,925
150,000	A	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	219,548
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB	3.875% due 3/15/23	10,420
10,000	BB	4.550% due 11/14/24	10,949
20,000	BB	5.400% due 11/14/34	24,813
50,000	BB	5.450% due 3/15/43	62,376
		Glencore Funding LLC, Company Guaranteed Notes:
920,000	BBB+	4.125% due 3/12/24(a)	1,003,486
210,000	BBB+	4.625% due 4/29/24(a)	234,133
250,000	BBB+	4.000% due 3/27/27(a)	280,487
200,000	Baa2(b)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 6.530% due 11/15/28(a)	249,706
30,000	BBB	Newmont Corp., Company Guaranteed Notes, 4.875% due 3/15/42	41,223
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	1,006,309
10,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.000% due 8/15/40	12,092
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	98,326

		Total Mining	4,594,255

Miscellaneous Manufacturers - 0.4%
		3M Co., Senior Unsecured Notes:
150,000	A+	2.375% due 8/26/29	163,556
30,000	A+	3.050% due 4/15/30	34,320
190,000	A+	3.700% due 4/15/50	238,366
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	201,757
		General Electric Co., Senior Unsecured Notes:
30,000	BBB+	3.450% due 5/1/27	33,033
70,000	BBB+	3.625% due 5/1/30	78,619
390,000	BBB+	6.750% due 3/15/32	532,859
1,025,000	BBB+	0.701% (3-Month USD-LIBOR + 0.480%) due 8/15/36(c)	715,995
200,000	BBB+	6.150% due 8/7/37	265,410
230,000	BBB+	5.875% due 1/14/38	298,496
658,000	BBB+	6.875% due 1/10/39	931,537
70,000	BBB+	4.250% due 5/1/40	79,779
90,000	BBB+	4.350% due 5/1/50	106,326
99,000	BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 2.700% due 6/14/24	106,285
		Textron Inc., Senior Unsecured Notes:
16,000	BBB	3.875% due 3/1/25	17,566
70,000	BBB	3.650% due 3/15/27	77,017
140,000	BBB	3.900% due 9/17/29	159,013
47,000	BBB	2.450% due 3/15/31	47,805

		Total Miscellaneous Manufacturers	4,087,739

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Oil & Gas - 2.0%
		Apache Corp., Senior Unsecured Notes:
$ 181,000	BB+	3.250% due 4/15/22	$181,452
220,000	BB+	4.375% due 10/15/28	224,730
30,000	BB+	4.750% due 4/15/43	30,000
60,000	BB+	4.250% due 1/15/44	57,750
		BP Capital Markets America Inc., Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	114,565
20,000	A-	2.937% due 4/6/23	21,169
230,000	A-	3.216% due 11/28/23	247,206
30,000	A-	3.790% due 2/6/24	32,753
470,000	A-	3.410% due 2/11/26	526,355
34,000	A-	3.119% due 5/4/26	37,633
110,000	A-	3.633% due 4/6/30	128,461
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	296,120
30,000	A-	3.535% due 11/4/24	33,193
270,000	A-	3.506% due 3/17/25	300,987
94,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	104,023
		Chevron Corp., Senior Unsecured Notes:
190,000	AA	1.554% due 5/11/25	197,431
230,000	AA	2.954% due 5/16/26	254,812
70,000	AA	1.995% due 5/11/27	74,248
50,000	AA	3.078% due 5/11/50	55,928
		Cimarex Energy Co., Senior Unsecured Notes:
470,000	BBB-	3.900% due 5/15/27	515,180
150,000	BBB-	4.375% due 3/15/29	168,272
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	573,819
		Concho Resources Inc., Company Guaranteed Notes:
80,000	BBB-	3.750% due 10/1/27	91,051
550,000	BBB-	4.300% due 8/15/28	654,567
92,000	BBB-	2.400% due 2/15/31	96,424
870,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 3.800% due 6/1/24	881,193
		Devon Energy Corp., Senior Unsecured Notes:
480,000	BBB-	5.850% due 12/15/25	555,119
280,000	BBB-	5.600% due 7/15/41	327,407
10,000	BBB-	4.750% due 5/15/42	10,887
180,000	BBB-	5.000% due 6/15/45	203,597
		Diamondback Energy Inc., Company Guaranteed Notes:
100,000	BBB-	5.375% due 5/31/25	104,121
348,000	BBB-	3.500% due 12/1/29	364,854
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	103,004
750,000	BBB-	5.875% due 5/28/45	892,500
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	30,935
		EOG Resources Inc., Senior Unsecured Notes:
47,000	A-	4.150% due 1/15/26	54,422
20,000	A-	4.375% due 4/15/30	24,429
300,000	A-	3.900% due 4/1/35	350,739
70,000	A-	4.950% due 4/15/50	96,447
		EQT Corp., Senior Unsecured Notes:
20,000	BB	3.000% due 10/1/22	20,119
10,000	BB	7.875% due 2/1/25	11,464
85,000	BB	3.900% due 10/1/27	84,391

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Oil & Gas - 2.0% - (continued)
		Exxon Mobil Corp., Senior Unsecured Notes:
$ 30,000	AA	1.571% due 4/15/23	$30,871
430,000	AA	2.992% due 3/19/25	469,688
380,000	AA	3.043% due 3/1/26	420,580
180,000	AA	3.482% due 3/19/30	208,877
70,000	AA	4.114% due 3/1/46	86,077
110,000	AA	4.327% due 3/19/50	142,599
200,000	Baa3(b)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	245,809
70,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 6.500% due 3/1/41	89,094
		Noble Energy Inc., Senior Unsecured Notes:
240,000	AA	3.850% due 1/15/28	278,140
110,000	AA	5.250% due 11/15/43	152,696
30,000	AA	4.950% due 8/15/47	41,549
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	BB-	3.125% due 2/15/22	99,995
180,000	BB-	2.700% due 8/15/22	177,624
200,000	BB-	6.950% due 7/1/24	211,500
310,000	BB-	2.900% due 8/15/24	289,540
760,000	BB-	5.550% due 3/15/26	755,379
90,000	BB-	3.400% due 4/15/26	81,619
140,000	BB-	7.500% due 5/1/31	147,525
75,000	BB-	7.875% due 9/15/31	80,203
150,000	BB-	4.500% due 7/15/44	124,406
90,000	BB-	4.625% due 6/15/45	74,925
30,000	BB-	4.100% due 2/15/47	23,598
560,000	BB-	4.200% due 3/15/48	451,500
200,000	Baa2(b)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/27/30(a)	213,884
		Petrobras Global Finance BV, Company Guaranteed Notes:
360,000	BB-	5.750% due 2/1/29	416,700
120,000	BB-	5.093% due 1/15/30	131,958
200,000	BBB-	Petroleos del Peru SA, Senior Unsecured Notes, 4.750% due 6/19/32	228,300
		Petroleos Mexicanos, Company Guaranteed Notes:
280,000	BBB	5.950% due 1/28/31	261,170
199,000	BBB	6.625% due 6/15/35	183,549
1,170,000	BBB	6.750% due 9/21/47	1,008,078
170,000	BBB	6.950% due 1/28/60	146,200
		Range Resources Corp., Company Guaranteed Notes:
8,000	B+	5.875% due 7/1/22	8,048
105,000	B+	5.000% due 3/15/23	102,834
50,000	B+	4.875% due 5/15/25	46,521
		Shell International Finance BV, Company Guaranteed Notes:
260,000	AA-	2.875% due 5/10/26	287,762
385,000	AA-	3.875% due 11/13/28	455,968
442,000	AA-	2.375% due 11/7/29	474,978
60,000	AA-	2.750% due 4/6/30	66,518
90,000	AA-	4.550% due 8/12/43	119,089
220,000	AA-	4.375% due 5/11/45	284,167
40,000	AA-	4.000% due 5/10/46	49,617
270,000	AA-	3.250% due 4/6/50	305,662
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	438,647
		Suncor Energy Inc., Senior Unsecured Notes:
5,000	BBB+	5.950% due 5/15/35	6,306
58,000	BBB+	6.800% due 5/15/38	78,370

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Oil & Gas - 2.0% - (continued)
$ 25,000	BBB+	6.850% due 6/1/39	$33,503
99,060	CCC+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	92,807
140,000	CCC+	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	117,950
		WPX Energy Inc., Senior Unsecured Notes:
50,000	BB-	5.250% due 10/15/27	52,835
30,000	BB-	4.500% due 1/15/30	31,374

		Total Oil & Gas	19,460,346

Oil & Gas Services - 0.1%
		Halliburton Co., Senior Unsecured Notes:
14,000	BBB+	3.800% due 11/15/25	15,494
20,000	BBB+	4.850% due 11/15/35	22,630
50,000	BBB+	5.000% due 11/15/45	56,696
		Schlumberger Holdings Corp., Senior Unsecured Notes:
90,000	A	4.000% due 12/21/25(a)	101,149
171,000	A	3.900% due 5/17/28(a)	190,436
22,800	CCC+	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(a)	21,774
81,250	CCC+	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(a)	75,969

		Total Oil & Gas Services	484,148

Packaging & Containers - 0.1%
500,000	BBB	Amcor Finance USA Inc., Company Guaranteed Notes, 4.500% due 5/15/28	593,813
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	138,787
24,000	B+	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(a)	24,675
235,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 5.500% due 9/15/25(a)	264,201
20,000	BBB	WestRock RKT LLC, Company Guaranteed Notes, 4.000% due 3/1/23	21,243

		Total Packaging & Containers	1,042,719

Pharmaceuticals - 2.6%
		AbbVie Inc., Senior Unsecured Notes:
100,000	BBB+	3.450% due 3/15/22	103,333
680,000	BBB+	2.300% due 11/21/22	704,202
30,000	BBB+	3.750% due 11/14/23	32,804
730,000	BBB+	2.600% due 11/21/24	781,835
260,000	BBB+	3.800% due 3/15/25	290,730
100,000	BBB+	3.600% due 5/14/25	111,326
150,000	BBB+	2.950% due 11/21/26	165,957
470,000	BBB+	3.200% due 11/21/29	533,490
24,000	BBB+	4.550% due 3/15/35	30,499
80,000	BBB+	4.500% due 5/14/35	101,839
149,000	BBB+	4.300% due 5/14/36	184,757
418,000	BBB+	4.050% due 11/21/39	509,300
47,000	BBB+	4.625% due 10/1/42	60,572
889,000	BBB+	4.400% due 11/6/42	1,120,023
150,000	BBB+	4.750% due 3/15/45	197,804
385,000	BBB+	4.250% due 11/21/49	488,145
		Allergan Funding SCS, Company Guaranteed Notes:
55,000	WR(b)	3.450% due 3/15/22	56,241
15,000	WR(b)	3.850% due 6/15/24	15,936
255,000	WR(b)	4.550% due 3/15/35	286,586
280,000	WR(b)	Allergan Inc., Company Guaranteed Notes, 2.800% due 3/15/23	287,653
228,000	BBB+	AstraZeneca PLC, Senior Unsecured Notes, 1.375% due 8/6/30	225,778
11,000	B	Bausch Health Cos., Inc., Company Guaranteed Notes, 5.500% due 3/1/23(a)	11,011
		Bayer US Finance II LLC, Company Guaranteed Notes:
280,000	BBB	4.250% due 12/15/25(a)	320,882
625,000	BBB	4.375% due 12/15/28(a)	734,886

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Pharmaceuticals - 2.6% - (continued)
$ 285,000	BBB	4.625% due 6/25/38(a)	$346,735
140,000	BBB	4.400% due 7/15/44(a)	162,802
670,000	BBB	4.875% due 6/25/48(a)	860,879
515,000	BBB	Bayer US Finance LLC, Company Guaranteed Notes, 3.375% due 10/8/24(a)	561,581
		Becton Dickinson & Co., Senior Unsecured Notes:
830,000	BBB	3.363% due 6/6/24	898,170
61,000	BBB	3.734% due 12/15/24	67,411
47,000	BBB	4.685% due 12/15/44	61,010
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22	196,455
60,000	A+	3.550% due 8/15/22	63,298
510,000	A+	2.900% due 7/26/24	550,210
290,000	A+	3.875% due 8/15/25	330,759
240,000	A+	3.200% due 6/15/26	269,725
130,000	A+	3.400% due 7/26/29	152,046
60,000	A+	5.000% due 8/15/45	87,223
22,000	A+	4.250% due 10/26/49	29,909
		Cigna Corp., Company Guaranteed Notes:
110,000	A-	3.400% due 9/17/21	112,669
400,000	A-	3.750% due 7/15/23	433,212
121,000	A-	3.500% due 6/15/24	132,160
483,000	A-	4.125% due 11/15/25	556,038
90,000	A-	3.400% due 3/1/27	101,299
720,000	A-	4.375% due 10/15/28	867,250
400,000	A-	4.900% due 12/15/48	552,164
		CVS Health Corp., Senior Unsecured Notes:
48,000	BBB	3.350% due 3/9/21	48,404
340,000	BBB	2.750% due 12/1/22	353,840
87,000	BBB	3.700% due 3/9/23	93,111
155,000	BBB	4.100% due 3/25/25	175,670
116,000	BBB	3.875% due 7/20/25	130,984
335,000	BBB	2.875% due 6/1/26	366,946
50,000	BBB	3.625% due 4/1/27	56,890
43,000	BBB	1.300% due 8/21/27	43,159
1,207,000	BBB	4.300% due 3/25/28	1,419,129
130,000	BBB	3.750% due 4/1/30	150,954
440,000	BBB	4.780% due 3/25/38	558,958
50,000	BBB	4.125% due 4/1/40	59,843
303,000	BBB	5.125% due 7/20/45	408,664
1,875,000	BBB	5.050% due 3/25/48	2,533,422
30,000	BBB	4.250% due 4/1/50	37,781
145,700	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	165,916
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	100,198
400,000	AAA	2.450% due 3/1/26	435,790
210,000	AAA	0.950% due 9/1/27	210,975
92,000	AAA	2.900% due 1/15/28	103,725
110,000	AAA	3.625% due 3/3/37	135,275
44,000	AA-	Merck & Co., Inc., Senior Unsecured Notes, 3.400% due 3/7/29	51,508
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25	232,546
433,000	A+	2.625% due 4/1/30	482,080
140,000	A+	1.700% due 5/28/30	144,745

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Pharmaceuticals - 2.6% - (continued)
$ 336,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	$375,659
		Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes:
200,000	BBB+	4.400% due 11/26/23	222,100
201,000	BBB+	5.000% due 11/26/28	250,495
		Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes:
80,000	BB-	3.650% due 11/10/21	80,825
50,000	BB-	2.950% due 12/18/22	49,969
100,000	BB-	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	100,977
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
260,000	BB-	2.200% due 7/21/21	260,578
300,000	BB-	2.800% due 7/21/23	295,323
220,000	BB-	7.125% due 1/31/25	240,843
270,000	BB-	3.150% due 10/1/26	256,331
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	196,177

		Total Pharmaceuticals	25,578,384

Pipelines - 1.9%
60,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	60,131
		Cameron LNG LLC, Senior Secured Notes:
60,000	A	2.902% due 7/15/31(a)	65,981
630,000	A	3.302% due 1/15/35(a)	711,194
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
206,000	BBB-	5.875% due 3/31/25	236,435
106,000	BBB-	5.125% due 6/30/27	123,160
90,000	BB	Cheniere Energy Inc., Senior Secured Notes, 4.625% due 10/15/28(a)	93,471
40,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	40,572
285,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	309,858
		Energy Transfer Operating LP:
		Company Guaranteed Notes:
83,000	BBB-	4.250% due 3/15/23	87,454
330,000	BBB-	4.500% due 4/15/24	356,125
10,000	BBB-	4.050% due 3/15/25	10,753
86,000	BBB-	4.750% due 1/15/26	95,698
180,000	BBB-	4.200% due 4/15/27	195,486
240,000	BBB-	5.500% due 6/1/27	276,867
30,000	BBB-	4.950% due 6/15/28	33,571
240,000	BBB-	5.250% due 4/15/29	272,177
300,000	BBB-	8.250% due 11/15/29	396,359
430,000	BBB-	3.750% due 5/15/30	445,616
200,000	BBB-	6.000% due 6/15/48	227,161
10,000	BBB-	6.250% due 4/15/49	11,680
470,000	BBB-	5.000% due 5/15/50	495,827
140,000	BB	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 5.134%)(c)(d)	126,350
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24	54,869
780,000	BBB+	4.150% due 10/16/28	923,057
340,000	BBB+	2.800% due 1/31/30	367,475
168,000	BBB+	4.450% due 2/15/43	197,005
90,000	BBB+	3.700% due 1/31/51	98,246
70,000	BBB+	3.950% due 1/31/60	76,225
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
50,000	BBB	3.500% due 3/1/21	50,122
150,000	BBB	6.375% due 3/1/41	194,161
		Kinder Morgan Inc., Company Guaranteed Notes:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Pipelines - 1.9% - (continued)
$ 480,000	BBB	5.625% due 11/15/23(a)	$543,024
290,000	BBB	4.300% due 3/1/28	337,421
10,000	BBB	5.200% due 3/1/48	12,304
35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	37,945
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	205,721
360,000	BBB	4.800% due 2/15/29	423,647
61,000	BBB	2.650% due 8/15/30	61,894
150,000	BBB	4.500% due 4/15/38	166,582
260,000	BBB	4.700% due 4/15/48	293,176
150,000	BBB	5.500% due 2/15/49	187,828
		NGPL PipeCo LLC, Senior Unsecured Notes:
327,000	BBB-	4.375% due 8/15/22(a)	340,404
60,000	BBB-	4.875% due 8/15/27(a)	67,122
55,000	BBB-	7.768% due 12/15/37(a)	72,811
130,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 4.300% due 1/15/49(a)	157,888
210,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	234,925
273,390	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	360,737
300,000	BBB-	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.650% due 10/15/25	328,635
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(a)	302,813
280,000	BB+	6.875% due 4/15/40(a)	298,200
314,394	BB-	Ruby Pipeline LLC, Senior Unsecured Notes, 7.750% due 4/1/22(a)	295,644
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
424,000	BBB-	5.750% due 5/15/24	482,961
342,000	BBB-	5.625% due 3/1/25	395,609
210,000	BBB-	5.000% due 3/15/27	243,382
73,000	BBB-	4.200% due 3/15/28	81,939
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	364,987
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
170,000	BBB-	3.900% due 7/15/26	182,656
10,000	BBB-	5.350% due 5/15/45	10,495
300,000	BBB-	5.400% due 10/1/47	322,251
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BB	4.250% due 11/15/23	50,380
20,000	BB	5.875% due 4/15/26	21,088
20,000	BB	5.375% due 2/1/27	20,946
50,000	BB	6.500% due 7/15/27	54,250
132,000	BB	6.875% due 1/15/29	148,088
50,000	BB	5.500% due 3/1/30(a)	54,422
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	592,046
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(a)	30,739
106,000	BBB+	3.500% due 1/15/28(a)	114,632
182,000	BBB+	4.150% due 1/15/48(a)	201,126
23,000	BBB+	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.850% due 3/15/36	30,989
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,119,000	BBB	7.850% due 2/1/26	1,454,865
270,000	BBB	4.000% due 3/15/28	310,324
		Western Midstream Operating LP, Senior Unsecured Notes:
50,000	BB	2.074% (3-Month USD-LIBOR + 1.850%) due 1/13/23(c)	48,370
140,000	BB	4.100% due 2/1/25	139,913
40,000	BB	4.500% due 3/1/28	40,600

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Pipelines - 1.9% - (continued)
$ 430,000	BB	5.050% due 2/1/30	$459,833
10,000	BB	5.500% due 8/15/48	9,000
90,000	BB	6.250% due 2/1/50	89,711
		Williams Cos., Inc. (The), Senior Unsecured Notes:
336,000	BBB	7.875% due 9/1/21	354,318
55,000	BBB	7.500% due 1/15/31	72,239
260,000	BBB	7.750% due 6/15/31	349,822
116,000	BBB	8.750% due 3/15/32	167,261
250,000	BBB	5.100% due 9/15/45	302,655

		Total Pipelines	18,563,704

Real Estate Investment Trusts (REITs) - 0.7%
103,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.800% due 4/15/26	118,049
		American Tower Corp., Senior Unsecured Notes:
15,000	BBB-	2.750% due 1/15/27	16,251
111,000	BBB-	3.950% due 3/15/29	129,347
212,000	BBB-	3.800% due 8/15/29	245,547
67,000	BBB-	1.875% due 10/15/30	67,763
		Boston Properties LP, Senior Unsecured Notes:
115,000	BBB+	4.500% due 12/1/28	137,351
116,000	BBB+	3.250% due 1/30/31	126,804
489,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	525,143
		Crown Castle International Corp., Senior Unsecured Notes:
310,000	BBB-	3.700% due 6/15/26	348,605
323,000	BBB-	3.100% due 11/15/29	354,083
40,000	BBB-	3.300% due 7/1/30	44,748
25,000	BBB-	4.750% due 5/15/47	31,811
400,000	BBB-	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 3.450% due 11/15/29	428,510
181,000	BBB-	Equifax Inc., Senior Unsecured Notes, 3.200% due 11/18/29	200,239
123,000	BBB-	Equinix Inc., Senior Unsecured Notes, 1.000% due 9/15/25	123,191
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
620,000	BBB-	5.250% due 6/1/25	688,200
522,000	BBB-	5.375% due 4/15/26	591,115
220,000	BBB-	5.300% due 1/15/29	253,199
129,000	BBB-	4.000% due 1/15/30	138,543
18,000	BBB-	4.000% due 1/15/31	19,494
350,000	BBB	Healthcare Trust of America Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	379,915
		Healthpeak Properties Inc., Senior Unsecured Notes:
13,000	BBB+	4.250% due 11/15/23	14,243
500,000	BBB+	3.400% due 2/1/25	549,974
131,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	132,179
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	396,189
160,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	167,370
55,000	BBB+	National Retail Properties Inc., Senior Unsecured Notes, 2.500% due 4/15/30	56,125
80,000	A-	Prologis LP, Company Guaranteed Notes, 4.375% due 9/15/48	108,561
140,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.250% due 1/15/31	158,463
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	70,811
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	435,080

		Total Real Estate Investment Trusts (REITs)	7,056,903

Retail - 0.5%
		Alimentation Couche-Tard Inc.:
250,000	BBB	Company Guaranteed Notes, 3.550% due 7/26/27(a)	280,619
25,000	BBB	Senior Unsecured Notes, 3.800% due 1/25/50(a)	29,440

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Retail - 0.5% - (continued)
		Costco Wholesale Corp., Senior Unsecured Notes:
$ 260,000	A+	1.375% due 6/20/27	$267,548
160,000	A+	1.600% due 4/20/30	164,343
56,000	BBB	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	64,668
		Home Depot Inc. (The), Senior Unsecured Notes:
210,000	A	2.500% due 4/15/27	229,878
122,000	A	3.300% due 4/15/40	144,832
20,000	A	3.900% due 6/15/47	25,537
210,000	A	3.350% due 4/15/50	250,035
		Lowe’s Cos., Inc., Senior Unsecured Notes:
154,000	BBB+	4.000% due 4/15/25	175,301
109,000	BBB+	3.650% due 4/5/29	127,106
70,000	BBB+	4.500% due 4/15/30	86,711
30,000	BBB+	1.700% due 10/15/30	30,218
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	44,523
30,000	BBB+	1.450% due 9/1/25	31,112
140,000	BBB+	3.700% due 1/30/26	158,973
30,000	BBB+	3.500% due 3/1/27	34,222
60,000	BBB+	3.500% due 7/1/27	68,754
340,000	BBB+	3.800% due 4/1/28	397,620
66,000	BBB+	2.625% due 9/1/29	72,078
203,000	BBB+	3.600% due 7/1/30	238,661
88,000	BBB+	4.450% due 3/1/47	114,138
20,000	BBB+	3.625% due 9/1/49	23,560
311,000	BBB+	4.200% due 4/1/50	401,785
		Starbucks Corp., Senior Unsecured Notes:
82,000	BBB+	2.250% due 3/12/30	86,167
80,000	BBB+	2.550% due 11/15/30	86,648
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	128,252
110,000	A	TJX Cos., Inc. (The), Senior Unsecured Notes, 3.500% due 4/15/25	122,444
635,000	BBB	Walgreens Boots Alliance Inc., Senior Unsecured Notes, 3.450% due 6/1/26	704,554
		Walmart Inc., Senior Unsecured Notes:
50,000	AA	3.550% due 6/26/25	56,606
100,000	AA	3.050% due 7/8/26	112,425
290,000	AA	3.700% due 6/26/28	342,588
61,000	AA	7.550% due 2/15/30	93,696

		Total Retail	5,195,042

Savings & Loans - 0.1%
		Nationwide Building Society, Senior Unsecured Notes:
75,000	BBB+	3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(a)(c)	79,742
500,000	BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	543,484

		Total Savings & Loans	623,226

Semiconductors - 0.9%
10,000	BBB	Analog Devices Inc., Senior Unsecured Notes, 5.300% due 12/15/45	14,051
		Applied Materials Inc., Senior Unsecured Notes:
67,000	A-	3.300% due 4/1/27	76,375
174,000	A-	1.750% due 6/1/30	181,477
518,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	582,108
		Broadcom Inc., Company Guaranteed Notes:
250,000	BBB-	2.250% due 11/15/23	261,249
355,000	BBB-	3.625% due 10/15/24	389,158
472,000	BBB-	4.700% due 4/15/25	540,620
280,000	BBB-	3.150% due 11/15/25	304,590

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Semiconductors - 0.9% - (continued)
$ 272,000	BBB-	4.750% due 4/15/29	$323,754
101,000	BBB-	5.000% due 4/15/30	122,453
49,000	BBB-	4.150% due 11/15/30	57,022
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	79,233
234,000	A+	2.450% due 11/15/29	256,073
209,000	A+	3.900% due 3/25/30	252,663
128,000	A+	4.000% due 12/15/32	160,490
30,000	A+	4.600% due 3/25/40	40,480
54,000	A+	3.734% due 12/8/47	66,333
760,000	A+	4.750% due 3/25/50	1,078,957
30,000	A+	4.950% due 3/25/60	45,738
		KLA Corp., Senior Unsecured Notes:
199,000	BBB+	4.100% due 3/15/29	239,445
64,000	BBB+	3.300% due 3/1/50	72,296
		Lam Research Corp., Senior Unsecured Notes:
100,000	A-	3.750% due 3/15/26	114,376
79,000	A-	4.875% due 3/15/49	114,500
45,000	A-	2.875% due 6/15/50	48,899
150,000	BBB-	Micron Technology Inc., Senior Unsecured Notes, 2.497% due 4/24/23	156,629
		NVIDIA Corp., Senior Unsecured Notes:
83,000	A-	3.200% due 9/16/26	93,807
290,000	A-	2.850% due 4/1/30	325,491
120,000	A-	3.500% due 4/1/40	146,051
472,000	A-	3.500% due 4/1/50	577,556
160,000	A-	3.700% due 4/1/60	207,182
280,000	BBB	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.625% due 6/1/23(a)	306,918
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB	2.700% due 5/1/25(a)	96,689
345,000	BBB	4.300% due 6/18/29(a)	406,211
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A-	4.650% due 5/20/35	40,406
40,000	A-	4.300% due 5/20/47	54,119
76,000	A-	3.250% due 5/20/50	89,845
196,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	202,853
230,000	AA-	TSMC Global Ltd., Company Guaranteed Notes, 0.750% due 9/28/25(a)	228,869

		Total Semiconductors	8,354,966

Shipbuilding - 0.1%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
145,000	BBB	3.844% due 5/1/25(a)	161,563
191,000	BBB	3.483% due 12/1/27	213,988
122,000	BBB	4.200% due 5/1/30(a)	145,047

		Total Shipbuilding	520,598

Software - 0.7%
		Activision Blizzard Inc., Senior Unsecured Notes:
189,000	A-	3.400% due 9/15/26	214,371
5,000	A-	3.400% due 6/15/27	5,688
89,000	A-	2.500% due 9/15/50	86,209
		Autodesk Inc., Senior Unsecured Notes:
165,000	BBB	4.375% due 6/15/25	187,556
114,000	BBB	2.850% due 1/15/30	126,247
285,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 4.800% due 3/1/26	339,714
68,000	BBB	Fidelity National Information Services Inc., Senior Unsecured Notes, 3.750% due 5/21/29	79,235

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Software - 0.7% - (continued)
		Fiserv Inc., Senior Unsecured Notes:
$ 65,000	BBB	4.200% due 10/1/28	$77,449
446,000	BBB	3.500% due 7/1/29	511,930
26,000	BBB	2.650% due 6/1/30	28,267
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	289,955
70,000	AAA	2.700% due 2/12/25	76,035
1,030,000	AAA	2.400% due 8/8/26	1,124,028
670,000	AAA	3.300% due 2/6/27	765,815
100,000	AAA	3.450% due 8/8/36	123,981
13,000	AAA	4.100% due 2/6/37	17,125
205,000	AAA	3.700% due 8/8/46	264,482
7,000	AAA	2.525% due 6/1/50	7,570
42,000	AAA	3.950% due 8/8/56	58,006
8,000	AAA	2.675% due 6/1/60	8,835
		Oracle Corp., Senior Unsecured Notes:
501,000	A	2.800% due 4/1/27	552,503
431,000	A	3.250% due 11/15/27	489,882
195,000	A	3.900% due 5/15/35	240,217
37,000	A	3.850% due 7/15/36	44,749
45,000	A	3.800% due 11/15/37	53,979
264,000	A	3.600% due 4/1/40	308,477
23,000	A	5.375% due 7/15/40	33,183
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A	3.250% due 4/11/23	138,695
450,000	A	3.700% due 4/11/28	529,259

		Total Software	6,783,442

Telecommunications - 2.4%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon, due 11/27/22(a)	990,168
20,000	BBB	4.250% due 3/1/27	23,480
260,000	BBB	2.300% due 6/1/27	276,613
70,000	BBB	1.650% due 2/1/28	71,182
400,000	BBB	4.300% due 2/15/30	479,540
162,000	BBB	2.250% due 2/1/32	163,832
490,000	BBB	4.500% due 5/15/35	594,327
113,000	BBB	6.250% due 3/29/41	160,311
114,000	BBB	4.900% due 6/15/42	141,563
70,000	BBB	3.100% due 2/1/43	72,234
549,000	BBB	4.800% due 6/15/44	690,632
468,000	BBB	4.350% due 6/15/45	552,602
820,000	BBB	4.750% due 5/15/46	1,018,443
238,000	BBB	4.500% due 3/9/48	291,352
922,000	BBB	3.550% due 9/15/55(a)	949,752
45,000	BBB	3.650% due 9/15/59(a)	45,836
		Corning Inc., Senior Unsecured Notes:
65,000	BBB+	3.700% due 11/15/23	70,124
25,000	BBB+	4.375% due 11/15/57	31,062
160,000	B+	Frontier Communications Corp., Senior Secured Notes, 5.000% due 5/1/28(a)	162,800
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
184,000	WR(b)	8.500% due 10/15/24(a)(g)	130,180
605,000	WR(b)	9.750% due 7/15/25(a)(g)	430,518
145,000	BB	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 5/1/25	149,122

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Telecommunications - 2.4% - (continued)
		Motorola Solutions Inc., Senior Unsecured Notes:
$ 200,000	BBB-	4.600% due 5/23/29	$238,251
105,000	BBB-	2.300% due 11/15/30	107,338
17,000	BBB-	5.500% due 9/1/44	21,456
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	175,645
		Sprint Capital Corp., Company Guaranteed Notes:
10,000	BB	6.875% due 11/15/28	12,996
160,000	BB	8.750% due 3/15/32	245,861
44,000	BB	Sprint Corp., Company Guaranteed Notes, 7.875% due 9/15/23	50,802
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
736,750	Baa1(b)	3.360% due 9/20/21(a)	745,731
905,000	Baa1(b)	4.738% due 3/20/25(a)	977,966
500,000	Baa1(b)	5.152% due 3/20/28(a)	580,915
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	379,149
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
150,000	BB	6.000% due 3/1/23	150,727
175,000	BB	6.000% due 4/15/24	178,566
63,000	BB	4.500% due 2/1/26	64,819
192,000	BB	4.750% due 2/1/28	206,160
		Senior Secured Notes:
160,000	BBB-	3.500% due 4/15/25(a)	176,694
957,000	BBB-	3.750% due 4/15/27(a)	1,081,305
297,000	BBB-	2.050% due 2/15/28(a)	305,527
360,000	BBB-	3.875% due 4/15/30(a)	413,492
415,000	BBB-	2.550% due 2/15/31(a)	432,841
60,000	BBB-	2.250% due 11/15/31(a)	61,024
350,000	BBB-	4.375% due 4/15/40(a)	427,801
60,000	BBB-	3.000% due 2/15/41(a)	62,103
10,000	BBB-	3.300% due 2/15/51(a)	10,502
		Verizon Communications Inc., Senior Unsecured Notes:
80,000	BBB+	3.500% due 11/1/24	88,364
100,000	BBB+	3.376% due 2/15/25	111,139
40,000	BBB+	0.850% due 11/20/25	40,221
220,000	BBB+	2.625% due 8/15/26	240,763
190,000	BBB+	4.125% due 3/16/27	225,471
240,000	BBB+	3.000% due 3/22/27	267,014
931,000	BBB+	4.329% due 9/21/28	1,130,928
345,000	BBB+	4.016% due 12/3/29	412,350
193,000	BBB+	3.150% due 3/22/30	217,680
103,000	BBB+	1.500% due 9/18/30	101,852
64,000	BBB+	1.680% due 10/30/30(a)	64,367
478,000	BBB+	1.750% due 1/20/31	484,626
630,000	BBB+	4.500% due 8/10/33	803,948
264,000	BBB+	4.400% due 11/1/34	334,076
387,000	BBB+	4.272% due 1/15/36	486,805
150,000	BBB+	5.250% due 3/16/37	208,392
38,000	BBB+	4.812% due 3/15/39	50,767
195,000	BBB+	2.650% due 11/20/40	201,516
100,000	BBB+	4.125% due 8/15/46	126,405
60,000	BBB+	4.862% due 8/21/46	82,771
20,000	BBB+	5.500% due 3/16/47	29,601
150,000	BBB+	4.522% due 9/15/48	202,211

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 34.7% - (continued)
Telecommunications - 2.4% - (continued)
$ 50,000	BBB+	4.000% due 3/22/50	$62,786
450,000	BBB+	2.875% due 11/20/50	472,297
		Vodafone Group PLC, Senior Unsecured Notes:
205,000	BBB	3.750% due 1/16/24	224,428
157,000	BBB	4.125% due 5/30/25	179,714
330,000	BBB	4.375% due 5/30/28	396,505
239,000	BBB	4.375% due 2/19/43	294,860
1,035,000	BBB	4.875% due 6/19/49	1,357,907

		Total Telecommunications	23,503,108

Toys/Games/Hobbies - 0.0%
		Hasbro Inc., Senior Unsecured Notes:
44,000	BBB-	2.600% due 11/19/22	45,563
87,000	BBB-	3.900% due 11/19/29	97,566

		Total Toys/Games/Hobbies	143,129

Transportation - 0.3%
77,000	BBB+	Canadian Pacific Railway Co., Company Guaranteed Notes, 2.050% due 3/5/30	80,673
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26	262,270
64,000	BBB+	3.250% due 6/1/27	72,372
49,000	BBB+	4.250% due 3/15/29	59,338
20,000	BBB+	6.150% due 5/1/37	28,912
34,000	BBB+	4.300% due 3/1/48	44,972
		FedEx Corp., Company Guaranteed Notes:
76,000	BBB	3.900% due 2/1/35	91,825
85,000	BBB	3.875% due 8/1/42	99,850
31,000	BBB	4.100% due 4/15/43	36,781
		Norfolk Southern Corp., Senior Unsecured Notes:
30,000	BBB+	3.650% due 8/1/25	33,706
134,000	BBB+	2.550% due 11/1/29	145,658
33,000	BBB+	4.800% due 8/15/43	41,275
34,000	BBB+	3.050% due 5/15/50	37,529
		Ryder System Inc., Senior Unsecured Notes:
52,000	BBB	2.500% due 9/1/24	55,146
115,000	BBB	4.625% due 6/1/25	132,610
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	67,350
50,000	A-	3.750% due 7/15/25	56,529
60,000	A-	2.150% due 2/5/27	63,868
410,000	A-	3.950% due 9/10/28	486,335
213,000	A-	3.875% due 2/1/55	263,139
300,000	A-	3.839% due 3/20/60	371,232
160,000	A-	3.750% due 2/5/70	191,865
		United Parcel Service Inc., Senior Unsecured Notes:
467,000	A-	3.400% due 3/15/29	545,206
55,000	A-	2.500% due 9/1/29	60,307

		Total Transportation	3,328,748

Trucking & Leasing - 0.0%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
110,000	BBB	2.700% due 11/1/24(a)	117,316
180,000	BBB	4.000% due 7/15/25(a)	203,803
4,000	BBB	3.400% due 11/15/26(a)	4,426

		Total Trucking & Leasing	325,545

		TOTAL CORPORATE BONDS & NOTES (Cost - $305,066,922)	338,704,125

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.8%
U.S. GOVERNMENT AGENCIES - 0.2%
$ 345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	$427,190
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(h)	510,833
595,000		zero coupon, due 5/15/30(h)	524,595
325,000		Residual Funding Corp., Principal Strip, zero coupon, due 1/15/21(h)	324,943

		Total U.S. GOVERNMENT AGENCIES	1,787,561

U.S. GOVERNMENT OBLIGATIONS - 23.6%
		U.S. Treasury Bonds:
3,815,000		1.125% due 8/15/40	3,662,400
2,270,000		3.125% due 11/15/41	3,011,386
100,000		3.125% due 2/15/43	133,098
502,500		3.625% due 8/15/43	719,655
11,510,000		3.750% due 11/15/43	16,798,755
1,095,000		3.625% due 2/15/44	1,572,180
415,000		3.125% due 8/15/44	554,949
1,375,000		3.000% due 11/15/44	1,804,419
245,000		2.875% due 8/15/45	316,002
1,412,500		3.000% due 11/15/45	1,863,176
358,000		3.000% due 2/15/47	474,812
500,000		2.750% due 8/15/47	636,152
2,120,000		3.000% due 2/15/48	2,823,658
595,000		3.375% due 11/15/48	848,433
4,480,000		2.000% due 2/15/50	4,945,150
12,190,000		1.250% due 5/15/50	11,250,037
8,825,000		1.375% due 8/15/50	8,405,123
18,680,000		1.625% due 11/15/50	18,925,175
		U.S. Treasury Inflation Indexed Bonds:
298,178		1.750% due 1/15/28	361,830
1,001,911		2.125% due 2/15/40	1,545,770
332,791		2.125% due 2/15/41	519,441
714,166		0.750% due 2/15/42	905,147
1,161,472		1.375% due 2/15/44	1,667,765
397,912		0.750% due 2/15/45	511,339
1,285,233		1.000% due 2/15/46	1,746,995
1,161,039		1.000% due 2/15/48	1,612,602
527,519		1.000% due 2/15/49	741,155
573,013		0.250% due 2/15/50	681,279
2,020,000		U.S. Treasury Strip Principal, zero coupon, due 5/15/49(h)	1,279,647
		U.S. Treasury Inflation Indexed Notes:
1,481,260		0.125% due 4/15/25	1,573,507
1,366,419		0.125% due 7/15/30	1,515,033
		U.S. Treasury Notes:
16,630,000		0.125% due 6/30/22	16,628,701
6,000,000		0.125% due 7/31/22	5,998,828
18,050,000		0.125% due 9/30/22	18,045,064
14,580,000		0.125% due 10/31/22	14,575,444
11,855,000		0.125% due 11/30/22	11,849,906
3,315,000		0.125% due 5/15/23	3,312,410
2,065,000		0.250% due 6/15/23	2,069,517

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.8% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 23.6% - (continued)
$ 620,000		0.125% due 7/15/23	$619,298
725,000		0.125% due 8/15/23	724,094
5,790,000		0.125% due 10/15/23	5,780,953
40,000		0.250% due 11/15/23	40,080
210,000		1.750% due 7/31/24	221,595
480,000		0.375% due 4/30/25	481,388
3,730,000		0.250% due 5/31/25	3,719,218
3,060,000		0.250% due 6/30/25	3,049,242
375,000		0.250% due 9/30/25	373,272
22,830,000		0.250% due 10/31/25	22,717,633
17,010,000		0.375% due 11/30/25	17,023,953
180,000		0.500% due 8/31/27	179,009
110,000		0.500% due 10/31/27	109,209
540,000		0.625% due 8/15/30	529,622
8,755,000		0.875% due 11/15/30	8,784,411

		Total U.S. GOVERNMENT OBLIGATIONS	230,238,917

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $223,987,836)	232,026,478

MORTGAGE-BACKED SECURITIES - 23.5%
FHLMC - 4.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,801,430		5.000% due 6/1/21 - 3/1/50	2,014,890
1,604,411		4.500% due 4/1/29 - 3/1/50	1,750,685
381,695		5.500% due 1/1/30 - 2/1/40	440,968
11,566,385		3.000% due 3/1/31 - 9/1/50	12,185,105
1,117,930		2.500% due 11/1/31 - 11/1/50	1,169,722
18,747,076		3.500% due 11/1/33 - 5/1/50	20,234,843
39,750		6.000% due 5/1/38 - 6/1/39	46,339
11,674		7.000% due 3/1/39	13,668
114,044		6.500% due 9/1/39	132,089
7,066,463		4.000% due 9/1/40 - 3/1/50	7,774,444
222,832		2.342% (5-Year CMT Index + 1.285%) due 3/1/47(c)	230,913

		Total FHLMC	45,993,666

FNMA - 13.5%
		Federal National Mortgage Association (FNMA):
264,313		6.000% due 9/1/21 - 7/1/41	306,699
2,871,030		5.000% due 6/1/22 - 3/1/50	3,226,472
1,175,407		5.500% due 3/1/23 - 9/1/56	1,377,689
10,796,937		4.500% due 3/1/24 - 9/1/57	11,911,993
12,277,903		4.000% due 4/1/24 - 6/1/57	13,377,919
23,157,989		3.500% due 11/1/25 - 3/1/57	25,035,146
8,302,191		2.500% due 11/1/27 - 6/1/50	8,712,758
21,651,303		3.000% due 12/1/27 - 11/1/50	23,057,110
1,167,109		3.640% due 3/1/28	1,340,336
78,484		3.160% due 5/1/29	89,443
400,000		2.790% due 8/1/29	447,005
100,000		2.240% due 10/1/31	107,359
100,000		2.320% due 2/1/32	108,200
1,340,225		3.990% due 11/1/33	1,648,107
100,429		3.290% (1-Year USD-LIBOR + 1.540%) due 3/1/34(c)	100,812
329,369		3.360% due 7/1/35	375,618
21,925		2.766% (1-Year Treasury Average Rate + 1.873%) due 10/1/35(c)	22,698
22,155		2.750% (1-Year Treasury Average Rate + 1.863%) due 11/1/35(c)	22,947

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 23.5% - (continued)
FNMA - 13.5% - (continued)
$ 8,931		2.834% (1-Year Treasury Average Rate + 1.949%) due 11/1/35(c)	$9,280
3,015,000		1.500% due 12/1/35(i)	3,091,906
26,525,000		2.000% due 12/1/35 - 1/1/51(i)	27,537,663
21,302		7.000% due 4/1/37	24,589
43,227		3.015% (1-Year USD-LIBOR + 1.265%) due 5/1/37(c)	43,661
187,498		6.500% due 9/1/37 - 5/1/40	217,626
6,676,746		2.000% due 10/1/40 - 12/1/50	6,943,230
2,325,000		2.500% due 12/1/50 - 1/1/51(i)	2,433,967

		Total FNMA	131,570,233

GNMA - 5.3%
		Government National Mortgage Association (GNMA):
32,871		6.000% due 12/15/33 - 6/15/37	38,472
346,350		5.000% due 10/15/34 - 9/15/40	390,747
32,635		5.500% due 5/15/37 - 6/15/38	38,146
51,268		6.500% due 1/15/38 - 10/15/38	61,649
85,918		4.500% due 3/15/41	96,053
522,006		4.000% due 6/15/41 - 11/15/45	597,780
236,257		3.000% due 9/15/42 - 10/15/42	248,146
225,692		3.500% due 6/15/48 - 5/15/50	242,011
		Government National Mortgage Association II (GNMA):
102		9.000% due 11/20/21	103
72,654		6.000% due 7/20/37 - 11/20/40	85,127
5,141,037		4.500% due 1/20/40 - 3/20/50	5,602,393
1,629,589		5.000% due 7/20/40 - 1/20/49	1,803,413
7,762,030		4.000% due 11/20/40 - 4/20/50	8,403,112
6,862,924		3.000% due 1/20/43 - 1/20/50	7,247,276
9,975,879		3.500% due 6/20/43 - 2/20/50	10,707,755
1,764,475		2.500% due 9/20/50	1,861,766
8,325,000		2.000% due 12/20/50 - 1/20/51(i)	8,701,170
5,700,000		2.500% due 12/20/50 - 1/20/51(i)	6,003,155

		Total GNMA	52,128,274

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $221,900,438)	229,692,173

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1%
1,961,103	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.370% (1-Month USD-LIBOR + 0.220%) due 2/25/37(c)	1,935,633
83,801	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.800% (1-Month USD-LIBOR + 0.650%) due 6/25/29(c)	68,906
974,029	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 0.460% (1-Month USD-LIBOR + 0.310%) due 11/25/35(c)	938,881
680,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/7/49(a)	668,235
193,930	Aaa(b)	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A3, 2.310% due 12/10/21(a)	195,009
		Asset-Backed Securities Corp. Home Equity Loan Trust:
736,291	CCC	Series 2007-HE1, Class A1B, 0.299% (1-Month USD-LIBOR + 0.150%) due 12/25/36(c)	708,187
1,033,882	CCC	Series 2007-HE1, Class A4, 0.289% (1-Month USD-LIBOR + 0.140%) due 12/25/36(c)	995,346
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(a)	518,143
420,000	AAA(j)	Series 2018-PARK, Class A, 4.227% due 8/10/38(a)(c)	490,648
710,000	AAA(j)	Series 2020-JGDN, Class A, 3.000% (1-Month USD-LIBOR + 2.750%) due 11/15/30(a)(c)	710,887
30,120	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.883% due 7/25/34(c)	30,012
476,295	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 1.018% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	474,308
285,000	AAA	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430% due 11/5/36(a)	291,928
133,328	NR	BCAP LLC Trust, Series 2015-RR5, Class 1A3, 0.349% due 8/26/36(a)(c)	132,520
166,524	WD(j)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.855% due 5/25/47(c)	162,653
72,460	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 3.396% due 5/25/35(c)	73,087
374,277	CC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	383,246

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
		Benchmark Mortgage Trust:
$ 285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	$296,613
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	389,069
		BX Commercial Mortgage Trust:
504,000	NR	Series 2018-IND, Class G, 2.191% (1-Month USD-LIBOR + 2.050%) due 11/15/35(a)(c)	500,614
940,000	AAA	Series 2019-IMC, Class A, 1.141% (1-Month USD-LIBOR + 1.000%) due 4/15/34(a)(c)	912,992
2,018,099	AA+	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.449% due 5/10/50(c)(k)	119,612
87,544	AAA	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.400% (1-Month USD-LIBOR + 0.250%) due 6/25/36(c)	87,634
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	573,547
52,329	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.439% due 2/25/37(c)	51,899
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
460,372	BBB	Series 2004-2A, Class A1, 0.420% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	454,939
1,313,411	CCC	Series 2004-2A, Class B1, 0.615% due 5/25/35(a)(c)	1,030,888
		CIM Trust:
1,400,000	NR	Series 2017-1, Class A3, 3.649% (1-Month USD-LIBOR + 3.500%) due 1/25/57(a)(c)	1,435,200
790,361	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	805,959
753,332	NR	Series 2018-R6, Class A1, 1.225% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	746,369
1,565,629	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	1,517,555
850,000	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)(e)	861,616
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	146,196
575,000	Aaa(b)	Series 2015-P1, Class A5, 3.717% due 9/15/48	644,779
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	545,738
355,000	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	388,060
1,440,000	B3(b)	Series 2019-SST2, Class F, 2.641% (1-Month USD-LIBOR + 2.500%) due 12/15/36(a)(c)	1,391,481
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 0.370% (1-Month USD-LIBOR + 0.220%) due 9/25/36(c)	549,990
		Commercial Mortgage Trust:
190,000	AA-(j)	Series 2013-300P, Class B, 4.540% due 8/10/30(a)(c)	201,570
260,000	CCC	Series 2013-CR9, Class E, 4.385% due 7/10/45(a)(c)	133,585
534,851	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	579,239
40,000	A2(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	40,647
20,000	Ba1(b)	Series 2013-CR12, Class C, 5.240% due 10/10/46(c)	19,838
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	153,898
445,531	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	462,918
210,000	A-(j)	Series 2014-CR21, Class C, 4.573% due 12/10/47(c)	212,109
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	381,058
2,994,672	Aa1(b)	Series 2015-CR25, Class XA, 0.986% due 8/10/48(c)(k)	98,397
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	195,304
465,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	555,208
		Countrywide Asset-Backed Certificates:
111,907	CCC	Series 2006-SD3, Class A1, 0.480% (1-Month USD-LIBOR + 0.330%) due 7/25/36(a)(c)	107,675
253,366	AA	Series 2007-13, Class 2A2, 0.950% (1-Month USD-LIBOR + 0.800%) due 10/25/47(c)	247,796
		Countrywide Home Loan Mortgage Pass-Through Trust:
75,377	WR(b)	Series 2005-11, Class 3A3, 2.687% due 4/25/35(c)	60,949
63,593	WR(b)	Series 2005-11, Class 6A1, 0.750% (1-Month USD-LIBOR + 0.600%) due 3/25/35(c)	52,348
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	829,436
368,136	NR	Series 2015-5R, Class 1A1, 1.939% due 9/27/46(a)(c)	367,260
240,000	Aaa(b)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	239,333
		Credit Suisse Commercial Mortgage Trust:
11,220	Caa3(b)	Series 2006-C3, Class AJ, 6.637% due 6/15/38(c)	5,569
14,565	Caa3(b)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	6,409

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
		Credit Suisse Mortgage Capital Certificates:
$ 660,000	Aaa(b)	Series 2019-ICE4, Class A, 1.121% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	$661,559
950,000	B2(b)	Series 2019-ICE4, Class F, 2.791% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	939,203
295,000	Aaa(b)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	322,275
1,560,572	AAA(j)	CSMC Trust, Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	1,608,029
831,349	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 0.361% (1-Month USD-LIBOR + 0.220%) due 2/15/29(c)	769,897
350,000	AA-(j)	DBJPM Mortgage Trust, Series 2016-C1, Class B, 4.195% due 5/10/49(c)	367,033
390,000	Aaa(b)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	429,575
46,577	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.950% (1-Month USD-LIBOR + 0.800%) due 11/19/44(c)	43,241
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 1.421% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	699,782
975,000	AAA	Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 1.397% (3-Month USD-LIBOR + 1.160%) due 1/15/28(a)(c)	975,213
321,397	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.700% (1-Month USD-LIBOR + 2.550%) due 9/25/33(c)	323,579
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
84,437	NR	Series 334, Class S7, 5.959% (6.100% - 1-Month USD-LIBOR) due 8/15/44(k)(l)	18,225
122,537	NR	Series 353, Class S1, 5.859% (6.000% - 1-Month USD-LIBOR) due 12/15/46(k)(l)	27,815
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
7,197	NR	Series 1865, Class DA, 28.971% (31.310% - 11th District Cost of Funds Index) due 2/15/24(k)(l)	1,508
28,944	NR	Series 3451, Class SB, 5.889% (6.030% - 1-Month USD-LIBOR) due 5/15/38(k)(l)	4,849
66,065	NR	Series 3621, Class SB, 6.089% (6.230% - 1-Month USD-LIBOR) due 1/15/40(k)(l)	14,359
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	649,604
824,923	NR	Series 3866, Class SA, 5.809% (5.950% - 1-Month USD-LIBOR) due 5/15/41(k)(l)	118,138
270,317	NR	Series 3947, Class SG, 5.809% (5.950% - 1-Month USD-LIBOR) due 10/15/41(k)(l)	48,366
22,475	NR	Series 3973, Class SA, 6.349% (6.490% - 1-Month USD-LIBOR) due 12/15/41(k)(l)	5,478
250,641	NR	Series 4203, Class PS, 6.109% (6.250% - 1-Month USD-LIBOR) due 9/15/42(k)(l)	38,726
361,495	NR	Series 4210, Class Z, 3.000% due 5/15/43	367,828
104,761	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	6,496
323,784	NR	Series 4316, Class XZ, 4.500% due 3/15/44	383,434
78,479	NR	Series 4335, Class SW, 5.859% (6.000% - 1-Month USD-LIBOR) due 5/15/44(k)(l)	16,306
845,184	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	961,865
701,152	NR	Series 4879, Class BC, 3.000% due 4/15/49	723,076
98,793	NR	Series 5010, Class IK, 2.500% due 9/25/50(k)	11,540
197,814	NR	Series 5010, Class JI, 2.500% due 9/25/50(k)	26,348
99,400	NR	Series 5013, Class IN, 2.500% due 9/25/50(k)	14,119
198,802	NR	Series 5018, Class MI, 2.000% due 10/25/50(k)	25,179
99,809	NR	Series 5040, Class IB, 2.500% due 11/25/50(k)	11,681
69,695	NR	Series R007, Class ZA, 6.000% due 5/15/36	82,848
		Federal National Mortgage Association (FNMA), ACES:
8,569,517	NR	Series 2013-M7, Class X2, 0.244% due 12/27/22(c)(k)	52,078
4,415,860	NR	Series 2015-M7, Class X2, 0.576% due 12/25/24(c)(k)	72,553
18,141,854	NR	Series 2015-M8, Class X2, 0.227% due 1/25/25(c)(k)	84,468
100,000	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(c)	112,531
744,000	NR	Series 2018-M14, Class A2, 3.697% due 8/25/28(c)	882,499
180,000	NR	Series 2019-M4, Class A2, 3.610% due 2/25/31	215,431
411,860	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	453,617
100,000	NR	Series 2019-M27, Class A2, 2.700% due 11/25/40	111,848
435,845	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	465,889
96,531	NR	Series 2020-M6, Class A, 2.500% due 10/25/37	102,159
814,391	NR	Series 2020-M10, Class X1, 1.922% due 12/25/30(c)(k)	115,253
598,926	NR	Series 2020-M36, Class X1, 1.563% due 9/25/34(c)(k)	64,748
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
867,040	Ba1(b)	Series 2017-C03, Class 1M2, 3.150% (1-Month USD-LIBOR + 3.000%) due 10/25/29(a)(c)	880,718
889,583	BB(j)	Series 2017-C07, Class 1M2, 2.550% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)(c)	888,225
571,104	BB-(j)	Series 2018-C06, Class 1M2, 2.150% (1-Month USD-LIBOR + 2.000%) due 3/25/31(a)(c)	563,371

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
		Federal National Mortgage Association (FNMA), Grantor Trust:
$ 60,438	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	$61,936
99,690	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	109,971
		Federal National Mortgage Association (FNMA), Interest Strip:
106,260	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	9,457
203,123	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	29,589
28,340	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	4,356
		Federal National Mortgage Association (FNMA), REMICS:
21,414	NR	Series 2004-38, Class FK, 0.500% (1-Month USD-LIBOR + 0.350%) due 5/25/34(c)	21,467
77,301	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	81,299
463,121	NR	Series 2006-51, Class SP, 6.500% (6.650% - 1-Month USD-LIBOR) due 3/25/36(k)(l)	65,772
192,335	NR	Series 2007-68, Class SC, 6.550% (6.700% - 1-Month USD-LIBOR) due 7/25/37(k)(l)	37,468
520,228	NR	Series 2008-18, Class SM, 6.850% (7.000% - 1-Month USD-LIBOR) due 3/25/38(k)(l)	93,963
711,351	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	770,913
238,291	NR	Series 2011-87, Class SG, 6.400% (6.550% - 1-Month USD-LIBOR) due 4/25/40(k)(l)	26,344
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	911,954
68,557	NR	Series 2012-35, Class SC, 6.350% (6.500% - 1-Month USD-LIBOR) due 4/25/42(k)(l)	14,873
88,388	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	103,518
130,395	NR	Series 2012-51, Class B, 7.000% due 5/25/42	159,930
9,624	NR	Series 2012-70, Class YS, 6.500% (6.650% - 1-Month USD-LIBOR) due 2/25/41(k)(l)	683
110,513	NR	Series 2012-74, Class SA, 6.500% (6.650% - 1-Month USD-LIBOR) due 3/25/42(k)(l)	21,939
18,419	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(h)	17,599
63,813	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(k)	3,382
94,896	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	2,485
91,170	NR	Series 2012-133, Class CS, 6.000% (6.150% - 1-Month USD-LIBOR) due 12/25/42(k)(l)	17,961
322,442	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	388,615
267,215	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	308,792
77,437	NR	Series 2013-54, Class BS, 6.000% (6.150% - 1-Month USD-LIBOR) due 6/25/43(k)(l)	17,099
224,781	NR	Series 2016-60, Class QS, 5.950% (6.100% - 1-Month USD-LIBOR) due 9/25/46(k)(l)	46,025
508,685	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	524,151
457,917	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	474,104
354,621	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	374,012
201,672	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	204,385
196,540	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(k)	26,760
		FHLMC Multifamily Structured Pass-Through Certificates:
218,343	AAA(j)	Series K016, Class X1, 1.638% due 10/25/21(c)(k)	1,396
6,000	AAA(j)	Series K078, Class A2, 3.854% due 6/25/28	7,183
185,000	AAA(j)	Series K082, Class A2, 3.920% due 9/25/28(c)	222,403
365,000	AAA(j)	Series K083, Class A2, 4.050% due 9/25/28(c)	442,381
382,000	Aaa(b)	Series K084, Class A2, 3.780% due 10/25/28(c)	451,466
281,000	Aaa(b)	Series K085, Class A2, 4.060% due 10/25/28(c)	342,349
236,000	AAA	Series K087, Class A2, 3.771% due 12/25/28	281,875
1,088,024	AAA(j)	Series K099, Class X1, 1.005% due 9/25/29(c)(k)	73,363
555,000	NR	Series K158, Class A3, 3.900% due 10/25/33(c)	686,574
1,999,263	AAA(j)	Series K736, Class X1, 1.437% due 7/25/26(c)(k)	122,771
275,630	NR	Series KIR2, Class A1, 2.748% due 3/25/27	293,354
		FHLMC Structured Agency Credit Risk Debt Notes:
374,236	Baa1(b)	Series 2016-DNA1, Class M3, 5.699% (1-Month USD-LIBOR + 5.550%) due 7/25/28(c)	396,143
655,000	BBB(j)	Series 2017-DNA2, Class M2, 3.600% (1-Month USD-LIBOR + 3.450%) due 10/25/29(c)	678,047
250,294	BB(j)	Series 2017-HRP1, Class M2, 2.600% (1-Month USD-LIBOR + 2.450%) due 12/25/42(c)	248,065
1,395,496	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 0.390% (1-Month USD-LIBOR + 0.240%) due 10/25/36(c)	1,132,742
205,847	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 1.080% (3-Month USD-LIBOR + 0.850%) due 1/16/26(a)(c)	205,684
		Ford Credit Floorplan Master Owner Trust A:
1,370,000	AAA	Series 2018-3, Class A1, 3.520% due 10/15/23	1,408,610

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
$ 170,000	Aaa(b)	Series 2019-2, Class A, 3.060% due 4/15/26	$184,034
410,000	AAA	Series 2019-4, Class A, 2.440% due 9/15/26	437,418
698,781	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 2.290% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	684,559
200,599	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(c)	215,027
		Government National Mortgage Association (GNMA):
400,833	NR	Series 2007-51, Class SG, 6.434% (6.580% - 1-Month USD-LIBOR) due 8/20/37(k)(l)	65,966
1,264,925	NR	Series 2008-51, Class GS, 6.089% (6.230% - 1-Month USD-LIBOR) due 6/16/38(k)(l)	266,872
33,558	NR	Series 2010-85, Class HS, 6.504% (6.650% - 1-Month USD-LIBOR) due 1/20/40(k)(l)	2,821
260,771	NR	Series 2012-H27, Class AI, 1.743% due 10/20/62(c)(k)	13,508
188,480	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	18,597
1,955,366	NR	Series 2013-85, Class IA, 0.650% due 3/16/47(c)(k)	42,369
173,419	NR	Series 2013-107, Class AD, 2.695% due 11/16/47(c)	183,491
1,143,169	NR	Series 2014-105, Class IO, 0.856% due 6/16/54(c)(k)	40,249
1,515,907	NR	Series 2014-H20, Class FA, 0.570% (1-Month USD-LIBOR + 0.430%) due 10/20/64(c)	1,517,950
80,294	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	11,408
289,425	NR	Series 2015-167, Class SA, 6.104% (6.250% - 1-Month USD-LIBOR) due 11/20/45(k)(l)	57,452
80,944	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	14,833
63,240	NR	Series 2016-135, Class SB, 5.959% (6.100% - 1-Month USD-LIBOR) due 10/16/46(k)(l)	17,427
128,271	NR	Series 2017-187, Class SJ, 6.054% (6.200% - 1-Month USD-LIBOR) due 12/20/47(k)(l)	25,057
706,779	NR	Series 2017-H22, Class IC, 1.467% due 11/20/67(c)(k)	70,238
188,674	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	202,305
65,150	NR	Series 2018-130, Class A, 3.250% due 5/16/59	67,830
679,556	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	715,941
829,160	NR	Series 2019-86, Class C, 2.500% due 3/20/49	865,251
461,274	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	477,172
126,131	NR	Series 2019-123, Class A, 3.000% due 10/20/49	129,845
387,079	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(k)	64,733
96,707	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(k)	16,658
99,441	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(k)	13,561
298,300	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(k)	41,369
99,444	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(k)	13,109
99,280	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(k)	13,300
99,712	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(k)	14,005
99,397	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(k)	13,997
399,184	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(k)	56,099
300,053	NR	Series 2020-H09, Class FL, 1.297% (1-Month USD-LIBOR + 1.150%) due 5/20/70(c)	314,954
99,200	NR	Series 2020-H12, Class F, 0.647% (1-Month USD-LIBOR + 0.500%) due 7/20/70(c)	99,615
398,558	NR	Series 2020-H13, Class FA, 0.597% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	399,210
95,607	NR	Series 2020-H13, Class FC, 0.597% (1-Month USD-LIBOR + 0.450%) due 7/20/70(c)	95,748
710,000	AA-	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 1.441% (1-Month USD-LIBOR + 1.300%) due 9/15/31(a)(c)	573,442
		Harborview Mortgage Loan Trust:
103,101	AA+	Series 2004-5, Class 2A6, 2.979% due 6/19/34(c)	106,620
43,437	WD(j)	Series 2006-2, Class 1A, 3.148% due 2/25/36(c)	22,372
885,769	Caa2(b)	Series 2006-10, Class 1A1A, 0.350% (1-Month USD-LIBOR + 0.200%) due 11/19/36(c)	793,868
400,000	Aa3(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class AR, 3.250% due 11/1/35(a)(e)	400,000
80,001	AA	Impac CMB Trust, Series 2007-A, Class A, 0.650% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	79,135
710,000	AAA(j)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	759,500
36,222	Caa2(b)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.173% due 9/25/35(c)	34,843
1,375,010	CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.450% (1-Month USD-LIBOR + 0.300%) due 7/25/35(c)	1,295,525
993,279	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.310% (1-Month USD-LIBOR + 0.160%) due 8/25/36(c)	389,904
		JP Morgan Chase Commercial Mortgage Securities Trust:
350,000	Aaa(b)	Series 2016-NINE, Class A, 2.949% due 9/6/38(a)(c)	374,552
1,710,000	Caa1(b)	Series 2018-PHH, Class F, 4.510% (1-Month USD-LIBOR + 3.010%) due 6/15/35(a)(c)(f)	580,400

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
$ 365,000	Aaa(b)	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	$415,128
1,346,551	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 0.540% (1-Month USD-LIBOR + 0.390%) due 5/25/35(c)	1,338,824
		JP Morgan Mortgage Trust:
65,637	Aaa(b)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(c)	65,852
104,193	Aaa(b)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(c)	105,115
663,890	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	684,458
231,237	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(c)	238,350
564,010	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	580,526
190,742	AAA	Series 2019-1, Class A11, 1.100% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	191,369
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 5.051% due 1/15/47(c)	42,851
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	217,226
399,281	Aaa(b)	JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 1.291% (1-Month USD-LIBOR + 1.150%) due 7/15/34(a)(c)	381,483
		JPMDB Commercial Mortgage Securities Trust:
340,000	AA-(j)	Series 2017-C5, Class B, 4.009% due 3/15/50(c)	366,224
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	215,551
		JPMorgan Chase Commercial Mortgage Securities Trust:
175,000	Aaa(b)	Series 2011-C5, Class AS, 5.605% due 8/15/46(a)(c)	178,763
370,000	Aa1(b)	Series 2011-C5, Class B, 5.605% due 8/15/46(a)(c)	373,234
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	474,139
126,968	Aaa(b)	JPMorgan Trust, Series 2015-5, Class A9, 2.578% due 5/25/45(a)(c)	131,485
865,793	NR	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(a)	876,946
35,494	Ca(b)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.750% (1-Month USD-LIBOR + 0.600%) due 12/25/35(c)	27,815
700,000	Aaa(b)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 1.301% (3-Month USD-LIBOR + 1.080%) due 11/15/28(a)(c)	698,864
206,246	A+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.625% due 10/25/32(c)	209,485
261,379	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.400% (1-Month USD-LIBOR + 0.250%) due 7/25/37(c)	177,900
13,947	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 3.675% due 5/25/34(c)	13,650
382,261	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	408,881
500,000	AAA(j)	MKT 2020-525M Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(a)	532,822
		ML-CFC Commercial Mortgage Trust:
42,306	Caa2(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	24,736
37,876	WD(j)	Series 2007-9, Class AJ, 6.125% due 9/12/49(c)	14,387
500,000	Aaa(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	543,894
960,452	NR	Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48(a)(c)(m)	970,025
390,000	Aaa(b)	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A, 2.966% due 12/15/38(a)	408,884
		New Residential Mortgage Loan Trust:
247,305	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	264,436
830,286	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	878,265
370,000	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 10/20/50(a)(e)	371,302
500,000	Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	534,872
584,846	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 0.930% (1-Month USD-LIBOR + 0.780%) due 11/25/34(c)	583,166
		PFS Financing Corp.:
1,230,000	AAA	Series 2019-B, Class A, 0.691% (1-Month USD-LIBOR + 0.550%) due 9/15/23(a)(c)	1,232,136
400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(a)	402,279
		PMT Credit Risk Transfer Trust:
653,409	NR	Series 2019-2R, Class A, 2.897% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(c)	633,298
541,130	NR	Series 2019-3R, Class A, 2.847% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(c)	525,200
185,840	AAA	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.400% (1-Month USD-LIBOR + 0.250%) due 7/25/36(c)	185,742
		Prime Mortgage Trust:
12,057	WR(b)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	12,070
768,723	WR(b)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	646,691
775,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.961% due 1/15/32(a)(c)	807,405
164,525	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	169,927

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.1% - (continued)
			SBA Small Business Investment Cos.:
$ 587,700		NR	Series 2018-10B, Class 1, 3.548% due 9/10/28	$628,901
351,204		NR	Series 2019-10A, Class 1, 3.113% due 3/10/29	374,545
			Seasoned Credit Risk Transfer Trust:
157,575		NR	Series 2018-2, Class MA, 3.500% due 11/25/57	170,468
790,000		B-(j)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	816,305
430,318		NR	Series 2019-2, Class MA, 3.500% due 8/25/58	469,274
940,290		AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 0.907% (1-Month USD-LIBOR + 0.760%) due 4/20/33(c)	939,147
698,705		A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 0.950% (1-Month USD-LIBOR + 0.800%) due 7/25/34(c)	688,749
76,809		AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.400% (1-Month USD-LIBOR + 0.250%) due 7/19/35(c)	76,080
95,269		CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 0.500% (1-Month USD-LIBOR + 0.350%) due 6/25/35(a)(c)	83,241
409,742		NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	432,435
81,008		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 0.877% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(c)	78,205
136,177		Aaa(b)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(c)	137,950
340,000		AA-(j)	UBS Commercial Mortgage Trust 2018-C11, Series 2018-C11, Class B, 4.713% due 6/15/51(c)	364,432
111,166		NR	United States Small Business Administration, Series 2019-20D, Class 1, 2.980% due 4/1/39	120,916
799,875		A-	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(a)	839,354
530,000		AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	546,143
			WaMu Mortgage Pass-Through Certificates Trust:
205,275		BB-	Series 2005-AR4, Class A5, 3.549% due 4/25/35(c)	205,451
1,076,366		A-	Series 2005-AR19, Class A1B3, 0.500% (1-Month USD-LIBOR + 0.350%) due 12/25/45(c)	1,074,208
772,005		CCC	Series 2006-AR3, Class A1A, 1.743% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(c)	763,244
376,906		Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 1.443% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	326,903
			Wells Fargo Commercial Mortgage Trust:
120,000		A2(b)	Series 2013-LC12, Class B, 4.410% due 7/15/46(c)	114,203
1,000,000		Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	1,098,479
150,000		Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	163,801
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	523,929
11,615,116		Aaa(b)	Series 2018-C43, Class XA, 0.830% due 3/15/51(c)(k)	474,151
250,000		Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	289,767
3,591,104		Aaa(b)	Series 2019-C52, Class XA, 1.764% due 8/15/52(c)(k)	382,843
180,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	203,810
473,670		Aaa(b)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	494,329
			WF-RBS Commercial Mortgage Trust:
1,602,985		Aaa(b)	Series 2012-C7, Class XA, 1.463% due 6/15/45(a)(c)(k)	19,886
145,000		Aaa(b)	Series 2013-C14, Class A4, 3.073% due 6/15/46	152,559

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $102,307,353)	98,970,198

SOVEREIGN BONDS - 3.5%
Argentina - 0.1%
			Argentine Republic Government International Bonds:
64,372		CCC+	1.000% due 7/9/29	27,487
1,852,700		CCC+	0.125% due 7/9/30	727,185

			Total Argentina	754,672

Brazil - 0.4%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	542,384
			Brazil Notas do Tesouro Nacional Serie F:
5,296,000	BRL	BB-	10.000% due 1/1/21	1,034,940
1,224,000	BRL	BB-	10.000% due 1/1/27	267,031
			Brazilian Government International Bonds:
280,000		BB-	4.875% due 1/22/21	281,403
300,000		BB-	4.625% due 1/13/28	334,108
1,280,000		BB-	5.000% due 1/27/45	1,421,818

			Total Brazil	3,881,684

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Canada - 0.0%
$ 152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	$165,261

Chile - 0.0%
100,000		A+	Chile Government International Bonds, 3.240% due 2/6/28	112,360

Colombia - 0.2%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	267,552
280,000		BBB-	3.875% due 4/25/27	308,157
550,000		BBB-	3.000% due 1/30/30	573,306
200,000		BBB-	5.000% due 6/15/45	241,250

			Total Colombia	1,390,265

Dominican Republic - 0.0%
200,000		BB-	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	210,452

Egypt - 0.0%
230,000		B	Egypt Government International Bonds, 5.577% due 2/21/23(a)	240,806

Indonesia - 0.3%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,458,436
290,000		Baa2(b)	3.500% due 1/11/28	324,938
80,000		BBB	4.100% due 4/24/28	93,020
225,000		BBB	2.850% due 2/14/30	244,495
330,000		Baa2(b)	4.350% due 1/11/48	401,629

			Total Indonesia	2,522,518

Israel - 0.0%
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	221,295

Kuwait - 0.0%
360,000		AA-	Kuwait International Government Bonds, 3.500% due 3/20/27(a)	410,393

Mexico - 1.1%
			Mexican Bonos:
15,120,000	MXN	BBB+	10.000% due 12/5/24	889,711
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,336,811
13,345,700	MXN	BBB+	7.750% due 11/13/42	729,606
84,090,000	MXN	Baa1(b)	8.000% due 11/7/47	4,691,700
			Mexico Government International Bonds:
174,000		BBB	3.625% due 3/15/22	181,179
44,000		BBB	4.000% due 10/2/23	47,854
200,000		BBB	4.150% due 3/28/27	227,627
323,000		BBB	3.750% due 1/11/28	357,860
572,000		BBB	4.500% due 4/22/29	660,880
550,000		BBB	3.250% due 4/16/30	585,662
519,000		BBB	2.659% due 5/24/31	520,759
210,000		BBB	4.750% due 3/8/44	242,667

			Total Mexico	10,472,316

Nigeria - 0.0%
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	273,999

Panama - 0.1%
			Panama Government International Bonds:
200,000		BBB	4.000% due 9/22/24	219,252
210,000		BBB	3.875% due 3/17/28	238,320
400,000		BBB	3.160% due 1/23/30	438,754
240,000		BBB	2.252% due 9/29/32	244,260
75,000		BBB	4.500% due 4/1/56	95,625

			Total Panama	1,236,211

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Peru - 0.1%
			Peruvian Government International Bonds:
$ 425,000		BBB+	4.125% due 8/25/27	$495,049
210,000		BBB+	2.783% due 1/23/31	227,275
70,000		BBB+	6.550% due 3/14/37	104,601
160,000		BBB+	5.625% due 11/18/50	245,087

			Total Peru	1,072,012

Philippines - 0.1%
400,000		BBB+	Philippine Government International Bonds, 3.000% due 2/1/28	443,425

Poland - 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	789,001

Qatar - 0.2%
			Qatar Government International Bonds:
200,000		AA-	4.500% due 4/23/28	242,302
250,000		AA-	4.000% due 3/14/29(a)	295,851
820,000		AA-	4.817% due 3/14/49(a)	1,137,809

			Total Qatar	1,675,962

Russia - 0.5%
			Russian Federal Bonds - OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26	102,390
146,093,000	RUB	BBB	7.050% due 1/19/28	2,087,437
128,030,000	RUB	BBB(j)	6.900% due 5/23/29	1,819,360
49,650,000	RUB	NR	7.700% due 3/16/39	754,877
200,000		BBB(j)	Russian Foreign Bonds - Eurobonds, 4.750% due 5/27/26	230,928

			Total Russia	4,994,992

Saudi Arabia - 0.1%
			Saudi Government International Bonds:
200,000		A1(b)	3.625% due 3/4/28	223,564
200,000		A1(b)	3.750% due 1/21/55(a)	223,230

			Total Saudi Arabia	446,794

South Africa - 0.0%
300,000		BB-	Republic of South Africa Government International Bonds, 4.850% due 9/30/29	309,422

United Arab Emirates - 0.1%
			Abu Dhabi Government International Bonds:
400,000		AA	2.500% due 10/11/22(a)	414,860
200,000		AA	2.500% due 9/30/29	215,779
590,000		AA	3.875% due 4/16/50(a)	733,585

			Total United Arab Emirates	1,364,224

Uruguay - 0.1%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	77,169
549,330		BBB	4.375% due 10/27/27	646,737

			Total Uruguay	723,906

			TOTAL SOVEREIGN BONDS (Cost - $33,114,136)	33,711,970

SENIOR LOANS - 1.4%
238,998		NR	1011778 B.C. Unlimited Liability Company, (Restricted, cost - $234,031, acquired 8/12/20), 1.896% (1-Month USD-LIBOR + 1.750%) due 11/19/26(n)	232,949
341,214		NR	Allied Universal Holdco LLC, (Restricted, cost - $342,013, acquired 2/19/20), 4.396% (1-Month USD-LIBOR + 4.250%) due 7/10/26(n)	339,593
157,172		NR	Alterra Mountain Co., (Restricted, cost - $156,934, acquired 3/27/19), 2.896% (1-Month USD-LIBOR + 2.750%) due 7/31/24(n)	152,908
9,974		NR	AmWINS Group Inc., (Restricted, cost - $9,940, acquired 8/12/20), 3.750% (1-Month USD-LIBOR + 2.750%) due 1/25/24(n)	9,955
330,838		NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $332,868, acquired 12/13/19), 1.896% (1-Month USD-LIBOR + 1.750%) due 1/15/27(n)	322,029
177,431		NR	Asurion LLC, (Restricted, cost - $177,087, acquired 11/20/19), 3.146% (1-Month USD-LIBOR + 3.000%) due 11/3/24(n)	176,053

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.4% - (continued)
$ 387,154	NR	Asurion LLC, (Restricted, cost - $387,579, acquired 4/10/19), 3.146% (1-Month USD-LIBOR + 3.000%) due 8/4/22(n)	$386,116
89,290	NR	Asurion LLC, (Restricted, cost - $89,290, acquired 2/26/20), 3.146% (1-Month USD-LIBOR + 3.000%) due 11/3/23(n)	88,518
543,983	NR	athenahealth Inc., (Restricted, cost - $544,339, acquired 1/9/20), 4.750% (3-Month USD-LIBOR + 4.500%) due 2/11/26(n)	542,397
49,125	NR	Atlantic Aviation FBO Inc., (Restricted, cost - $48,773, acquired 11/30/18) 3.900% (1-Month USD-LIBOR + 3.750%) due 12/6/25(n)	48,634
70,000	NR	Avolon TLB Borrower 1 (US) LLC, (Restricted, cost - $69,300, acquired 11/20/20), due 12/1/27(n)(o)	69,738
280,000	NR	Bausch Health Cos., Inc., (Restricted, cost - $276,123, acquired 6/23/20), 2.893% (1-Month USD-LIBOR + 2.750%) due 11/27/25(n)	276,325
66,269	NR	Bausch Health Cos., Inc., (Restricted, cost - $66,683, acquired 4/17/19), 3.143% (1-Month USD-LIBOR + 3.000%) due 6/2/25(n)	65,586
244,936	NR	Berry Global Inc., (Restricted, cost - $244,227, acquired 10/15/19), 2.128% (1-Month USD-LIBOR + 2.000%) due 10/1/22(n)	244,284
6,902	NR	BJ’s Wholesale Club Inc., (Restricted, cost - $6,870, acquired 8/12/20) due 2/3/24(n)(o)	6,889
158,638	NR	Brookfield WEC Holdings Inc., (Restricted, cost - $159,315, acquired 1/24/20), 3.750% (1-Month USD-LIBOR + 3.000%) due 8/1/25(n)	157,411
220,000	NR	Caesars Resort Collection LLC, (Restricted, cost - $213,960, acquired 6/19/20), 4.646% (1-Month USD-LIBOR + 4.500%) due 7/21/25(n)	218,418
97,169	NR	Caesars Resort Collection LLC, (Restricted, cost - $97,472, acquired 10/4/17), 2.896% (1-Month USD-LIBOR + 2.750%) due 12/23/24(n)	94,199
257,046	NR	Change Healthcare Holdings LLC, (Restricted, cost - $256,610, acquired 2/18/20), 3.500% (1-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 3/1/24(n)	255,038
208,421	NR	Charter Communications Operating LLC, (Restricted, cost - $209,072, acquired 2/7/20), 1.900% (1-Month USD-LIBOR + 1.750%) due 2/1/27(n)	206,305
347,887	NR	Charter Communications Operating LLC, (Restricted, cost - $348,830, acquired 10/24/19), 1.900% (1-Month USD-LIBOR + 1.750%) due 4/30/25(n)	345,253
59,550	NR	Citadel Securities LP, (Restricted, cost - $59,419, acquired 2/27/20), 2.896% (1-Month USD-LIBOR + 2.750%) due 2/27/26(n)	59,439
60,067	NR	CityCenter Holdings LLC, (Restricted, cost - $60,100, acquired 2/20/20), 3.000% (1-Month USD-LIBOR + 2.250%) due 4/18/24(n)	58,077
233,314	NR	Clarios Global LP, (Restricted, cost - $231,544, acquired 3/18/19), 3.646% (1-Month USD-LIBOR + 3.500%) due 4/30/26(n)	231,438
368,150	NR	DCert Buyer Inc., (Restricted, cost - $368,470, acquired 8/8/19), 4.146% (1-Month USD-LIBOR + 4.000%) due 10/16/26(n)	365,888
290,843	NR	Dell International LLC, (Restricted, cost - $280,890, acquired 10/18/17), 2.750% (1-Month USD-LIBOR + 2.000%) due 9/19/25(n)	290,686
319,200	NR	Delta Air Lines Inc., (Restricted, cost - $315,919, acquired 4/27/20), 5.750% (3-Month USD-LIBOR + 4.750%) due 4/29/23(n)	323,123
175,376	NR	Edelman Financial Center LLC, (Restricted, cost - $175,860, acquired 4/22/19), 3.146% (1-Month USD-LIBOR + 3.000%) due 7/21/25(n)	172,417
400,409	NR	Elanco Animal Health Incorporated, (Restricted, cost - $402,086, acquired 2/5/20), 1.899% (1-Month USD-LIBOR + 1.750%) due 8/1/27(n)	394,940
1,784	NR	EyeCare Partners LLC, (Restricted, cost - $1,782, acquired 2/5/20), 3.763% (1-Month USD-LIBOR + 3.750%) due 2/18/27(n)	1,715
88,743	NR	EyeCare Partners LLC, (Restricted, cost - $88,662, acquired 2/18/20), 3.896% (1-Month USD-LIBOR + 3.750%) due 2/18/27(n)	85,320
18,165	NR	FinCo I LLC, (Restricted, cost - $18,036, acquired 8/12/20) due 6/27/25(n)(o)	18,012
58,953	NR	First Eagle Holdings Inc., (Restricted, cost - $59,100, acquired 4/5/19), 2.720% (3-Month USD-LIBOR + 2.500%) due 2/1/27(n)	57,861
217,975	NR	Focus Financial Partners LLC, (Restricted, cost - $218,567, acquired 2/18/20), 2.146% (1-Month USD-LIBOR + 2.000%) due 7/3/24(n)	214,685
20,000	NR	Formula One Management Ltd., (Restricted, cost - $19,586, acquired 8/12/20) due 2/1/24(n)(o)	19,543
29,692	NR	Four Seasons Holdings Inc., (Restricted, cost - $29,877, acquired 11/21/19), 2.146% (1-Month USD-LIBOR + 2.000%) due 11/30/23(n)	29,059
159,600	NR	Froneri International Ltd., (Restricted, cost - $159,904, acquired 2/18/20), 2.396% (1-Month USD-LIBOR + 2.250%) due 1/29/27(n)	156,296
75,577	NR	Garda World Security Corp., (Restricted, cost - $74,299, acquired 10/24/19), 4.910% (1-Month USD-LIBOR + 4.750%) due 10/30/26(n)	75,554
159,080	NR	Golden Nugget Inc., (Restricted, cost - $159,104, acquired 1/31/20), 3.250% (2-Month USD-LIBOR + 2.500%) due 10/4/23(n)	152,206
27,015	NR	HCA Inc., (Restricted, cost - $27,218, acquired 10/19/17), 1.896% (1-Month USD-LIBOR + 1.750%) due 3/13/25(n)	26,995
431,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost - $432,005, acquired 8/18/16), 1.900% (1-Month USD-LIBOR + 1.750%) due 6/22/26(n)	422,370
147,266	NR	iHeartCommunications Inc., (Restricted, cost - $147,266, acquired 1/29/20), 3.146% (1-Month USD-LIBOR + 3.000%) due 5/1/26(n)	142,695
88,828	NR	Jaguar Holding Company I LLC, (Restricted, cost - $89,050, acquired 9/11/19), 3.500% (1-Month USD-LIBOR + 2.500%) due 8/18/22(n)	88,786
187,154	NR	Jane Street Group LLC, (Restricted, cost - $186,901, acquired 4/12/19), 3.233% (1-Month USD-LIBOR + 3.000%/3-Month USD-LIBOR + 3.000%) due 1/31/25(n)	186,358
242,876	NR	Level 3 Financing Inc., (Restricted, cost - $242,533, acquired 4/17/19), 1.896% (1-Month USD-LIBOR + 1.750%) due 3/1/27(n)	237,671
247,730	NR	LifePoint Health Inc., (Restricted, cost - $245,710, acquired 8/16/19), 3.896% (1-Month USD-LIBOR + 3.750%) due 11/16/25(n)	244,673
215,703	NR	McAfee LLC, (Restricted, cost - $215,703, acquired 8/13/19), 3.896% (1-Month USD-LIBOR + 3.750%) due 9/30/24(n)	215,582
165,993	NR	Michaels Stores Inc., (Restricted, cost - $165,689, acquired 10/1/20), 4.250% (1-Month USD-LIBOR + 3.500%) due 10/1/27(n)	163,918
297,974	NR	MPH Acquisition Holdings LLC, (Restricted, cost - $297,434, acquired 10/13/17), 3.750% (3-Month USD-LIBOR + 2.750%) due 6/7/23(n)	294,361
460,185	NR	Nexstar Broadcasting Inc., (Restricted, cost - $458,789, acquired 8/16/19), 2.899% (1-Month USD-LIBOR + 2.750%) due 9/18/26(n)	455,613
130,740	NR	Numericable U.S. LLC, (Restricted, cost - $130,536, acquired 10/6/17), 3.828% (1-Month USD-LIBOR + 3.688%) due 1/31/26(n)	129,187
198,500	NR	Option Care Health Inc., (Restricted, cost - $197,096, acquired 5/22/19), 4.396% (1-Month USD-LIBOR - 4.250%) due 8/6/26(n)	198,004
59,678	NR	Party City Holdings Inc., (Restricted, cost - $59,877, acquired 2/16/18), 3.250% (3-Month USD-LIBOR + 2.500%) due 8/19/22(n)	54,328
122,958	NR	PCI Gaming Authority, (Restricted, cost - $123,127, acquired 5/15/19), 2.646% (1-Month USD-LIBOR + 2.500%) due 5/29/26(n)	120,757
382,191	NR	Prime Security Services Borrower LLC, (Restricted, cost - $384,450, acquired 4/22/19), 4.250% (1-Month USD-LIBOR + 3.250%/3-Month USD-LIBOR + 3.250%) due 9/23/26(n)	380,704
49,949	NR	Realogy Group LLC, (Restricted, cost - $48,212, acquired 10/30/20), 3.000% (1-Month USD-LIBOR + 2.250%) due 2/8/25(n)	48,665
242,484	NR	Reynolds Consumer Products LLC, (Restricted, cost - $243,261, acquired 2/18/20), 1.896% (1-Month USD-LIBOR + 1.750%) due 2/4/27(n)	239,964
217,868	NR	Scientific Games International Inc., (Restricted, cost - $218,671, acquired 2/14/18), 2.896% (1-Month USD-LIBOR + 2.750%) due 8/14/24(n)	210,992
984,516	NR	TKC Holdings Inc., (Restricted, cost - $984,516, acquired 4/30/19), 4.750% (2-Month USD-LIBOR + 3.750%/3-Month USD-LIBOR + 3.750%) due 2/1/23(n)	929,137

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.4% - (continued)
$ 46,627	NR	Trans Union LLC, (Restricted, cost - $46,685, acquired 10/18/17), 1.896% (1-Month USD-LIBOR + 1.750%) due 11/16/26(n)	$46,038
443,077	NR	UFC Holdings LLC, (Restricted, cost - $446,400, acquired 4/30/19), 4.250% (3-Month USD-LIBOR + 3.250%) due 4/29/26(n)	439,630
359,063	NR	US Foods Inc., (Restricted, cost - $345,054, acquired 9/28/20), 1.896% (1-Month USD-LIBOR + 1.750%) due 6/27/23(n)	348,393
150,000	NR	VFH Parent LLC, (Restricted, cost - $148,331, acquired 10/30/20), 3.141% (1-Month USD-LIBOR + 3.000%) due 3/1/26(n)	149,438
220,000	NR	VICI Properties 1 LLC, (Restricted, cost - $219,291, acquired 2/20/20), 1.896% (1-Month USD-LIBOR + 1.750%) due 12/20/24(n)	214,825
430,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $427,083, acquired 4/30/19), 2.641% (1-Month USD-LIBOR + 2.500%) due 1/31/28(n)	422,677
104,918	NR	Western Digital Corp., (Restricted, cost - $105,967, acquired 10/27/17), 1.896% (1-Month USD-LIBOR + 1.750%) due 4/29/23(n)	104,721
513,000	NR	Wynn Resorts Ltd., (Restricted, cost - $511,475, acquired 11/22/19), 1.900% (1-Month USD-LIBOR + 1.750%) due 9/20/24(n)	497,610

		TOTAL SENIOR LOANS (Cost - $14,142,853)	13,958,949

ASSET-BACKED SECURITIES - 1.0%
Automobiles - 0.2%
		Credit Acceptance Auto Loan Trust:
419,673	AAA	Series 2018-3A, Class A, 3.550% due 8/15/27(a)	424,664
450,000	AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(a)	462,470
		Hertz Vehicle Financing II LP:
360,039	Baa1(b)	Series 2016-4A, Class A, 2.650% due 7/25/22(a)	360,549
113,556	Baa1(b)	Series 2018-1A, Class A, 3.290% due 2/25/24(a)	113,748
853,912	AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	869,943

		Total Automobiles	2,231,374

Credit Cards - 0.0%
315,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 0.911% (1-Month USD-LIBOR + 0.770%) due 5/14/29(c)	314,960

Student Loans - 0.8%
169,640	AAA	Navient Private Education Loan Trust, Series 2014-AA, Class A2B, 1.391% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	170,653
930,000	AAA	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130% due 2/15/68(a)	956,669
374,798	AAA	Navient Student Loan Trust, Series 2017-4A, Class A2, 0.650% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	374,222
395,000	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 4.891% (1-Month USD-LIBOR + 4.750%) due 10/15/41(a)(c)	429,333
		SLM Student Loan Trust:
170,591	AA+	Series 2003-4, Class A5E, 1.000% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(c)	163,038
1,367,687	AAA	Series 2005-5, Class A4, 0.355% (3-Month USD-LIBOR + 0.140%) due 10/25/28(c)	1,358,399
		SMB Private Education Loan Trust:
27,119	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	27,598
545,000	AAA	Series 2015-C, Class A3, 2.091% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	558,329
47,221	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	48,448
152,729	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	158,423
90,249	AAA	Series 2017-B, Class A2B, 0.891% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	90,209
365,492	AAA	Series 2018-A, Class A2B, 0.941% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	365,118
429,717	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	459,582
521,294	AAA	Series 2018-C, Class A2B, 0.891% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	518,044
276,551	AAA	Series 2019-A, Class A2A, 3.440% due 7/15/36(a)	292,011
100,000	AAA	Series 2020-A, Class A2B, 0.971% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	99,435
		Sofi Professional Loan Program Trust:
357,789	AAA	Series 2018-B, Class A2FX, 3.340% due 8/25/47(a)	368,268
910,000	AAA	Series 2018-D, Class A2FX, 3.600% due 2/25/48(a)	949,100

		Total Student Loans	7,386,879

		TOTAL ASSET-BACKED SECURITIES (Cost - $9,793,061)	9,933,213

MUNICIPAL BONDS - 0.9%
California - 0.2%
530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	730,796
195,000	AAA	San Diego Community College District, GO, 3.336% due 8/1/43	209,553
220,000	AA-	State of California, GO, 7.625% due 3/1/40	382,208
		University of California, Revenue Bonds:

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MUNICIPAL BONDS - 0.9% - (continued)
California - 0.2% - (continued)
$ 25,000	AA	Series AD, 4.858% due 5/15/12	$35,267
266,000	AA	Series AQ, 4.767% due 5/15/15	366,902

		Total California	1,724,726

Delaware - 0.0%
100,000	AAA	State of Delaware, GO, 5.000% due 1/1/30	138,218

Florida - 0.0%
135,000	A-	County of Miami-Dade FL Aviation Revenue, Revenue Bonds, AMT, Series A, 5.000% due 10/1/49(p)	163,098
140,000	A+	Greater Orlando Aviation Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/49(p)	159,121

		Total Florida	322,219

Georgia - 0.1%
50,000	AA-	City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, 2.257% due 11/1/35	51,563
		State of Georgia:
170,000	AAA	GO, 5.000% due 7/1/26	214,431
140,000	AAA	GO, 5.000% due 8/1/27	182,281

		Total Georgia	448,275

Louisiana - 0.0%
150,000	AA-	State of Louisiana, GO, 5.000% due 3/1/28	195,781

Maryland - 0.0%
55,000	AA-	City of Baltimore MD Water Revenue, Revenue Bonds, Series A, 2.814% due 7/1/40	56,325

Massachusetts - 0.1%
		Commonwealth of Massachusetts:
630,000	AA	GO, 3.000% due 3/1/49	686,656
110,000	AA	GO, 5.000% due 3/1/29	148,335
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, Pre-refunded 10/15/21 @ 100, 5.000% due 10/15/41(q)	104,194
330,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, 3.104% due 8/1/39	360,436

		Total Massachusetts	1,299,621

Minnesota - 0.0%
130,000	AAA	State of Minnesota, GO, 5.000% due 8/1/29	172,818

Missouri - 0.0%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
140,000	AA+	3.229% due 5/15/50	161,491
170,000	AA+	3.652% due 8/15/57	214,292

		Total Missouri	375,783

New Jersey - 0.1%
650,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	736,340
85,000	BBB	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	109,473

		Total New Jersey	845,813

New York - 0.2%
500,000	AA	City of New York, Series G-1, 5.968% due 3/1/36	716,815
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	89,087
270,000	AA+	New York City Water & Sewer System, Revenue Bonds, 4.000% due 6/15/50	320,791
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	435,631
345,000	A	New York State Thruway Authority, Revenue Bonds, Series M, 2.900% due 1/1/35	375,122

		Total New York	1,937,446

North Carolina - 0.1%
80,000	AAA	County of Mecklenburg NC, GO, 5.000% due 3/1/30	107,762
		State of North Carolina:
100,000	AAA	GO, 5.000% due 6/1/28	133,129
390,000	AAA	GO, 5.000% due 6/1/30	530,741

		Total North Carolina	771,632

Ohio - 0.1%
90,000	A-	City of Cleveland OH Airport System Revenue, Revenue Bonds, 2.882% due 1/1/31	92,723

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MUNICIPAL BONDS - 0.9% - (continued)
Virginia - 0.0%
			County of Arlington VA:
$ 95,000		AAA	GO, 5.000% due 8/1/29	$129,694
95,000		AAA	GO, 5.000% due 8/1/30	132,839
164,218		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	173,907

			Total Virginia	436,440

			TOTAL MUNICIPAL BONDS (Cost - $8,221,285)	8,817,820

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $918,533,884)	965,814,926

Face Amount†
SHORT-TERM INVESTMENTS - 6.3%
TIME DEPOSITS - 2.9%
1,780			BBH - Grand Cayman, 0.010% due 12/1/20	1,780
5,381,781			BNP Paribas - Paris, 0.010% due 12/1/20	5,381,781
			Citibank - London:
413,972	EUR		(0.690)% due 12/1/20	493,786
247,719	GBP		0.010% due 12/1/20	330,209
1,436,565			Citibank - New York, 0.010% due 12/1/20	1,436,565
4,703,700			JPMorgan Chase & Co. - New York, 0.010% due 12/1/20	4,703,700
9,558,721			Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	9,558,721
			Sumitomo Mitsui Banking Corp. - Tokyo:
18,125,990	JPY		(0.260)% due 12/1/20	173,621
6,586,432			0.010% due 12/1/20	6,586,432

			TOTAL TIME DEPOSITS (Cost - $28,666,595)	28,666,595

U.S. GOVERNMENT OBLIGATIONS - 3.4%
1,100,000			U.S. Cash Management Bills, 0.090% due 5/4/21(r)	1,099,577
			U.S. Treasury Bills:
310,000			0.100% due 12/3/20(r)	309,998
2,860,000			0.088% due 12/8/20(r)	2,859,951
1,355,000			0.087% due 12/15/20(r)	1,354,954
3,265,000			0.059% due 12/22/20(r)	3,264,889
790,000			0.100% due 1/5/21(r)	789,923
1,280,000			0.061% due 1/7/21(r)	1,279,920
2,365,000			0.097% due 1/14/21(r)	2,364,719
4,260,000			0.081% due 1/19/21(r)	4,259,529
935,000			0.098% due 1/21/21(r)	934,870
5,740,000			0.103% due 1/26/21(r)	5,739,084
5,745,000			0.089% due 1/28/21(r)	5,744,176
1,910,000			0.113% due 2/4/21(r)	1,909,612
1,410,000			0.105% due 4/1/21(r)	1,409,502

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $33,320,704)	33,320,704

			TOTAL SHORT-TERM INVESTMENTS (Cost - $61,987,299)	61,987,299

			TOTAL INVESTMENTS IN SECURITIES (Cost - $980,521,183)	1,027,802,225

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $60,913)	24,713

			TOTAL INVESTMENTS - 105.2% (Cost - $980,582,096)	1,027,826,938

			Liabilities in Excess of Other Assets - (5.2)%	(50,810,265)

			TOTAL NET ASSETS - 100.0%	$977,016,673

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $114,411,516 and represents 11.7% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	Principal only security.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rating by Fitch Ratings Service.
(k)	Interest only security.
(l)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2020.
(m)	Affiliated security. As of November 30, 2020, total cost and total market value of affiliated securities amounted to $1,474,470 and $1,513,919, respectively.
#	Security that used significant unobservable inputs to determine fair value.

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Dividend/ Interest Income	Ending Value as of November 30, 2020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46	$541,338	$—	$—	$—	$2,556	$5,048	$543,894
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48	1,081,594	—	(110,459)	(69)	(1,041)	7,508	970,025

(n)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2020, amounts to $13,958,949 and represents 1.4% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(q)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(r)	Rate shown represents yield-to-maturity.

At November 30, 2020, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Core Fixed Income Fund	$980,582,096	$63,541,657	$(14,043,373)	$49,498,284

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
GO	—	General Obligation
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	33.0%
U.S. Government Agencies & Obligations	22.6
Mortgage-Backed Securities	22.3
Collateralized Mortgage Obligations	9.6
Sovereign Bonds	3.3
Senior Loans	1.4
Asset-Backed Securities	1.0
Municipal Bonds	0.8
Purchased Options	0.0 *
Short-Term Investments	6.0

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2020, Core Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
288	$71,794,800	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.63	$14,400
165	22,800,938	U.S. Treasury 10-Year Note December Futures, Call	GSC	12/4/20	$138.75	7,735
165	22,800,938	U.S. Treasury 10-Year Note December Futures, Put	GSC	12/4/20	$137.25	2,578

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $60,913)				$24,713

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2020, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
144	$35,897,400	3-Month Eurodollar March Futures, Put	GSC	3/14/22	$99.75	$18,900
55	7,600,313	U.S. Treasury 10-Year Note December Futures, Call	GSC	12/4/20	$138.00	17,188
55	7,600,313	U.S. Treasury 10-Year Note December Futures, Put	GSC	12/4/20	$138.00	7,734

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $66,501)				$43,822

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2020, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	163	12/20	$40,140,854	$40,648,125	$507,271
90-Day Eurodollar March Futures	45	3/21	11,092,500	11,226,375	133,875
Euro-BTP December Futures	99	12/20	17,077,770	17,850,060	772,290
Euro-OAT December Futures	24	12/20	4,760,703	4,861,185	100,482
U.S. Treasury 2-Year Note March Futures	221	3/21	48,783,258	48,808,196	24,938
U.S. Treasury 5-Year Note March Futures	631	3/21	79,409,770	79,525,719	115,949
U.S. Treasury Ultra Long Bond March Futures	76	3/21	16,417,456	16,418,375	919

					1,655,724

Contracts to Sell:
90-Day Eurodollar December Futures	270	12/21	66,926,938	67,338,000	(411,062)
Euro-Bund December Futures	161	12/20	33,176,968	33,655,150	(478,182)
Japan Government 10-Year Bond December Futures	5	12/20	7,272,031	7,281,131	(9,100)
U.S. Treasury 10-Year Note March Futures	264	3/21	36,425,108	36,477,375	(52,267)
U.S. Treasury Long Bond March Futures	24	3/21	4,194,430	4,197,750	(3,320)
U.S. Ultra Long Bond March Futures	34	3/21	5,336,906	5,342,250	(5,344)

					(959,275)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$696,449

At November 30, 2020, Core Fixed Income Fund had deposited cash of $1,711,857 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2020, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	511,019	USD	367,550	CITI	$375,305	1/19/21	$7,755
Brazilian Real	174,640	USD	30,669	CITI	32,568	1/19/21	1,899
British Pound	1,655,489	USD	2,142,387	CITI	2,208,320	1/19/21	65,933
Canadian Dollar	13,347,647	USD	10,068,263	CITI	10,280,422	1/19/21	212,159
Euro	400,000	USD	470,820	CITI	477,858	1/19/21	7,038
Euro	200,000	USD	237,599	CITI	238,928	1/19/21	1,329
Indonesian Rupiah	78,867,595,537	USD	5,294,904	CITI	5,558,479	1/19/21	263,575
Japanese Yen	86,124,795	USD	817,193	CITI	825,808	1/19/21	8,615
Japanese Yen	374,672,578	USD	3,597,835	CITI	3,592,552	1/19/21	(5,283)
Japanese Yen	3,861,983	USD	37,063	CITI	37,030	1/19/21	(33)
Mexican Peso	36,837,739	USD	1,624,217	CITI	1,812,840	1/19/21	188,623
Mexican Peso	10,000,000	USD	486,947	CITI	492,115	1/19/21	5,168
Russian Ruble	68,560,000	USD	892,174	CITI	893,968	1/19/21	1,794
Russian Ruble	72,668,778	USD	945,427	CITI	947,544	1/19/21	2,117
South African Rand	8,680,000	USD	501,531	CITI	556,931	1/19/21	55,400

							816,089

Contracts to Sell:
Chinese Offshore Renminbi	33,757	USD	4,974	CITI	5,108	1/19/21	(134)
Euro	3,690,000	USD	4,354,813	CITI	4,408,239	1/19/21	(53,426)
Euro	1,610,880	USD	1,899,378	CITI	1,924,429	1/19/21	(25,051)
Euro	3,062,112	USD	3,600,434	CITI	3,658,135	1/19/21	(57,701)
Euro	132	USD	155	CITI	157	1/19/21	(2)
Russian Ruble	84,937,018	USD	1,063,042	CITI	1,107,512	1/19/21	(44,470)

							(180,784)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$635,305

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2020, Core Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	3-Month BRL-CDI-Compounded	7.024%	1/4/27	CITI	BRL	18,325,000	$61,403	$7,443	$53,960

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2020, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	28-Day	MXN	15,700,000	$8,723	$—	$8,723
Pay	3-Month USD-LIBOR	0.380%	2/28/25	6-Month	USD	21,841,000	19,133	(11,744)	30,877
Receive	3-Month USD-LIBOR	0.450%	5/15/27	6-Month	USD	23,980,000	175,071	(21,751)	196,822
Receive	3-Month USD-LIBOR	0.900%	3/17/50	6-Month	USD	1,492,000	135,365	(45)	135,410
Receive	3-Month USD-LIBOR	1.000%	2/15/47	6-Month	USD	9,250,000	536,486	110,349	426,137
Receive	3-Month USD-LIBOR	1.200%	10/7/50	6-Month	USD	662,000	9,196	(290)	9,486
Receive	3-Month USD-LIBOR	1.225%	2/15/47	6-Month	USD	724,000	3,951	831	3,120
Receive	U.S. Federal Funds Effective Rate Index	0.560%	7/20/45	12-Month	USD	730,000	79,832	—	79,832

							$967,757	$77,350	$890,407

At November 30, 2020, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $550,890 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:
BRL	—	Brazilian Real
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:
CITI	—	Citigroup Global Markets Inc.
GSC	—	Goldman Sachs & Co.

See pages 259-261 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5%
Advertising - 0.3%
$ 262,000	B+	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 6.250% due 6/15/25(a)	$278,866
547,000	CCC+	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	591,786

		Total Advertising	870,652

Aerospace/Defense - 1.4%
290,000	BBB-	Boeing Co. (The), Senior Unsecured Notes, 5.150% due 5/1/30	342,565
273,000	BB+	Howmet Aerospace Inc., Senior Unsecured Notes, 6.875% due 5/1/25	318,304
366,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	377,566
388,000	BB-	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27(a)	416,615
420,000	BB	Signature Aviation US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	432,600
123,000	B	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	131,841
		TransDigm Inc.:
1,260,000	B-	Company Guaranteed Notes, 6.500% due 5/15/25	1,287,562
		Senior Secured Notes:
170,000	B+	8.000% due 12/15/25(a)	185,895
400,000	B+	6.250% due 3/15/26(a)	424,502

		Total Aerospace/Defense	3,917,450

Agriculture - 0.1%
		Altria Group Inc., Company Guaranteed Notes:
210,000	BBB	4.800% due 2/14/29	251,728
50,000	BBB	5.950% due 2/14/49	71,441

		Total Agriculture	323,169

Airlines - 1.1%
		Delta Air Lines Inc.:
200,000	BB+	Senior Secured Notes, 7.000% due 5/1/25(a)	228,710
		Senior Unsecured Notes:
130,000	B+	2.900% due 10/28/24	124,342
110,000	B+	7.375% due 1/15/26	123,814
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
145,000	Baa1(b)	4.500% due 10/20/25(a)	153,192
516,000	Baa1(b)	4.750% due 10/20/28(a)	555,982
1,192,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	1,294,810
670,000	Ba3(b)	Spirit Loyalty Cayman Ltd/Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	745,877

		Total Airlines	3,226,727

Apparel - 0.3%
240,000	BB	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	258,300
230,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	236,613
		William Carter Co. (The), Company Guaranteed Notes:
55,000	BB+	5.500% due 5/15/25(a)	58,403
184,000	BB+	5.625% due 3/15/27(a)	194,235

		Total Apparel	747,551

Auto Manufacturers - 3.6%
		Ford Motor Co., Senior Unsecured Notes:
386,000	BB+	8.500% due 4/21/23	433,302
763,000	BB+	9.000% due 4/22/25	928,201
393,000	BB+	9.625% due 4/22/30	547,722
218,000	BB+	7.450% due 7/16/31	273,999
49,000	BB+	4.750% due 1/15/43	48,286
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
400,000	BB+	3.813% due 10/12/21	405,600

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Auto Manufacturers - 3.6% - (continued)
$ 1,980,000	BB+	3.087% due 1/9/23	$1,991,137
2,370,000	BB+	3.096% due 5/4/23	2,388,225
335,000	BB+	3.370% due 11/17/23	339,606
500,000	BB+	4.542% due 8/1/26	525,000
468,000	BB+	4.125% due 8/17/27	484,380
624,000	BB+	3.815% due 11/2/27	629,719
400,000	BB+	4.000% due 11/13/30	404,200
180,000	B+	Navistar International Corp., Senior Secured Notes, 9.500% due 5/1/25(a)	201,713
500,000	B+	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	545,625

		Total Auto Manufacturers	10,146,715

Auto Parts & Equipment - 0.7%
670,000	B-	American Axle & Manufacturing Inc., Company Guaranteed Notes, 6.500% due 4/1/27	700,987
80,000	B	Clarios Global LP, Senior Secured Notes, 6.750% due 5/15/25(a)	86,176
		Clarios Global LP/Clarios US Finance Co.:
674,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/27(a)	726,505
450,000	B	Senior Secured Notes, 6.250% due 5/15/26(a)	478,688

		Total Auto Parts & Equipment	1,992,356

Banks - 2.9%
600,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	663,858
		Barclays PLC:
230,000	B+	Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	256,570
610,000	BB+	Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(c)	719,697
200,000	A-	BNP Paribas SA, Senior Unsecured Notes, 3.052% (SOFR + 1.507%) due 1/13/31(a)(c)	217,381
860,000	BB	CIT Group Inc., Subordinated Notes, 6.125% due 3/9/28	1,058,712
260,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(c)(d)	280,689
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	242,000
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	BB-	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)	256,354
200,000	BB-	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)	218,240
200,000	BBB+	Danske Bank AS, Senior Unsecured Notes, 5.375% due 1/12/24(a)	225,616
		Goldman Sachs Group Inc. (The):
150,000	BBB+	Senior Unsecured Notes, 3.500% due 4/1/25	166,190
190,000	BBB-	Subordinated Notes, 5.150% due 5/22/45	267,443
200,000	A-	HSBC Holdings PLC, Senior Unsecured Notes, 4.950% due 3/31/30	249,667
667,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 4.600% (SOFR + 3.125%)(c)(d)	681,374
		Natwest Group PLC:
700,000	B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(c)(d)	729,806
230,000	BBB	Senior Unsecured Notes, 3.073% (1-Year CMT Index + 2.550%) due 5/22/28(c)	247,831
210,000	BB+	Subordinated Notes, 6.000% due 12/19/23	238,422
200,000	BB	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(d)	219,389
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	570,675
220,000	BB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(c)(d)	223,051
		Wells Fargo & Co., Senior Unsecured Notes:
130,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	136,222
170,000	BBB+	5.013% (3-Month USD-LIBOR + 4.240%) due 4/4/51(c)	243,418

		Total Banks	8,112,605

Beverages - 0.2%
460,000	B	Primo Water Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	476,100

Biotechnology - 0.1%
250,000	BB-	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	253,281
120,000	NR	Ionis Pharmaceuticals Inc., Senior Unsecured Notes, 0.125% due 12/15/24(a)	115,229

		Total Biotechnology	368,510

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Building Materials - 1.5%
$ 152,000	BB-	Boise Cascade Co., Company Guaranteed Notes, 4.875% due 7/1/30(a)	$165,205
		Builders FirstSource Inc.:
233,000	B+	Company Guaranteed Notes, 5.000% due 3/1/30(a)	251,349
438,000	BB+	Senior Secured Notes, 6.750% due 6/1/27(a)	471,397
320,000	B-	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	338,200
226,000	CCC+	CP Atlas Buyer Inc., Senior Unsecured Notes, 7.000% due 12/1/28(a)	234,334
322,000	BB+	Masonite International Corp., Company Guaranteed Notes, 5.375% due 2/1/28(a)	343,191
887,000	B+	SRM Escrow Issuer LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	924,697
		Standard Industries Inc., Senior Unsecured Notes:
427,000	BBB-	5.000% due 2/15/27(a)	448,617
248,000	BBB-	4.375% due 7/15/30(a)	262,641
		Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes:
390,000	BB	5.125% due 6/1/25(a)	397,272
290,000	BB	5.250% due 1/15/29(a)	302,687

		Total Building Materials	4,139,590

Chemicals - 1.0%
161,000	B	Chemours Co. (The), Company Guaranteed Notes, 5.750% due 11/15/28(a)	163,918
473,000	B+	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	487,668
800,000	BB-	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	833,852
400,000	BB+	SPCM SA, Senior Unsecured Notes, 4.875% due 9/15/25(a)	413,020
600,000	BB-	Valvoline Inc., Company Guaranteed Notes, 4.250% due 2/15/30(a)	632,400
319,000	BB-	WR Grace & Co.-Conn, Company Guaranteed Notes, 4.875% due 6/15/27(a)	334,551

		Total Chemicals	2,865,409

Commercial Services - 3.9%
		Allied Universal Holdco LLC/Allied Universal Finance Corp.:
1,188,000	B-	Senior Secured Notes, 6.625% due 7/15/26(a)	1,278,585
31,000	CCC	Senior Unsecured Notes, 9.750% due 7/15/27(a)	34,434
222,000	BB-	AMN Healthcare Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	227,828
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
50,000	B-	6.375% due 4/1/24(a)	51,091
150,000	B-	5.250% due 3/15/25(a)	149,156
265,000	B-	5.750% due 7/15/27(a)	264,553
620,000	B	Carriage Services Inc., Company Guaranteed Notes, 6.625% due 6/1/26(a)	658,279
190,000	BBB	Euronet Worldwide Inc., Senior Unsecured Notes, 0.750% due 3/15/49	202,838
142,000	CCC+	Garda World Security Corp., Senior Unsecured Notes, 9.500% due 11/1/27(a)	158,570
		Gartner Inc., Company Guaranteed Notes:
197,000	BB	4.500% due 7/1/28(a)	207,096
701,000	BB	3.750% due 10/1/30(a)	730,141
		Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes:
194,000	B+	4.625% due 6/15/25(a)	203,046
172,000	B+	5.000% due 6/15/28(a)	183,939
673,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	706,448
1,367,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	1,340,514
		Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes:
96,000	BB-	5.625% due 10/1/28(a)	102,511
96,000	BB-	5.875% due 10/1/30(a)	105,660
1,180,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(a)	1,237,336
330,000	B	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	386,348
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	84,949
160,000	BB	3.375% due 8/15/30	164,300
280,000	B+	ServiceMaster Co. LLC (The), Senior Unsecured Notes, 7.450% due 8/15/27	319,847
490,000	B	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 4.625% due 11/1/26(a)	510,237

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Commercial Services - 3.9% - (continued)
$ 47,000	CCC	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	$36,453
53,000	B	Tms International Holding Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	52,603
		United Rentals North America Inc., Company Guaranteed Notes:
20,000	BB-	5.500% due 5/15/27	21,550
920,000	BB-	5.250% due 1/15/30	1,028,675
83,000	CCC+	Verscend Escrow Corp., Senior Unsecured Notes, 9.750% due 8/15/26(a)	90,314
570,000	B+	WW International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	595,921

		Total Commercial Services	11,133,222

Computers - 1.0%
296,000	BB-	Booz Allen Hamilton Inc., Company Guaranteed Notes, 3.875% due 9/1/28(a)	306,175
		Dell International LLC/EMC Corp.:
105,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	108,911
		Senior Secured Notes:
19,000	BBB-	5.850% due 7/15/25(a)	22,640
390,000	BBB-	6.020% due 6/15/26(a)	473,866
538,000	BBB-	6.100% due 7/15/27(a)	662,385
20,000	BBB-	6.200% due 7/15/30(a)	25,458
		Presidio Holdings Inc.:
341,000	CCC+	Company Guaranteed Notes, 8.250% due 2/1/28(a)	371,051
79,000	B	Senior Secured Notes, 4.875% due 2/1/27(a)	83,382
313,000	BB-	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	330,753
300,000	BB-	Unisys Corp., Senior Secured Notes, 6.875% due 11/1/27(a)	326,340

		Total Computers	2,710,961

Cosmetics/Personal Care - 0.1%
296,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 5.500% due 6/1/28(a)	318,524

Distribution/Wholesale - 0.4%
103,009	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(e)	115,289
550,000	BB-	H&E Equipment Services Inc., Senior Unsecured Notes, 3.875% due 12/15/28(a)	550,000
160,000	B	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	170,493
428,000	BB-	Univar Solutions USA Inc., Company Guaranteed Notes, 5.125% due 12/1/27(a)	452,349

		Total Distribution/Wholesale	1,288,131

Diversified Financial Services - 1.9%
470,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 4.750% due 12/15/24(a)	451,494
320,000	BB+	Ally Financial Inc., Subordinated Notes, 5.750% due 11/20/25	374,168
1,554,375	B1(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(e)	1,387,435
520,000	B-	LD Holdings Group LLC, Company Guaranteed Notes, 6.500% due 11/1/25(a)	548,600
		Navient Corp., Senior Unsecured Notes:
205,000	B+	5.875% due 3/25/21	208,287
350,000	B+	6.625% due 7/26/21	358,532
360,000	CCC+	NFP Corp., Senior Unsecured Notes, 6.875% due 8/15/28(a)	377,550
80,000	BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.250% due 8/15/22(a)	83,688
298,000	Ba2(b)	PRA Group Inc., Company Guaranteed Notes, 7.375% due 9/1/25(a)	320,447
110,000	BB	Quicken Loans LLC, Company Guaranteed Notes, 5.250% due 1/15/28(a)	116,531
		Quicken Loans LLC/Quicken Loans Co.-Issuer Inc., Company Guaranteed Notes:
255,000	BB	3.625% due 3/1/29(a)	253,920
550,000	BB	3.875% due 3/1/31(a)	558,250
190,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	203,143
135,000	Ba3(b)	United Shore Financial Services LLC, Senior Unsecured Notes, 5.500% due 11/15/25(a)	142,117

		Total Diversified Financial Services	5,384,162

Electric - 2.2%
		AES Corp. (The), Senior Unsecured Notes:
19,000	BBB-	5.500% due 4/15/25	19,619
251,000	BBB-	6.000% due 5/15/26	264,767

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Electric - 2.2% - (continued)
		Calpine Corp.:
$ 190,000	BB+	Senior Secured Notes, 4.500% due 2/15/28(a)	$196,460
		Senior Unsecured Notes:
781,000	B+	5.125% due 3/15/28(a)	822,092
150,000	B+	4.625% due 2/1/29(a)	155,100
600,000	B+	5.000% due 2/1/31(a)	633,900
77,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(a)	82,649
500,000	BB+	Drax Finco PLC, Senior Secured Notes, 6.625% due 11/1/25(a)	523,437
402,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	441,195
		NRG Energy Inc.:
		Company Guaranteed Notes:
755,000	BB+	5.750% due 1/15/28	825,385
27,000	BB+	5.250% due 6/15/29(a)	29,544
		Senior Unsecured Notes:
278,000	BB+	3.375% due 2/15/29(a)	284,603
630,000	BB+	3.625% due 2/15/31(a)	653,628
145,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	155,422
		Talen Energy Supply LLC:
40,000	CCC+	Company Guaranteed Notes, 10.500% due 1/15/26(a)	32,200
470,000	BB-	Senior Secured Notes, 6.625% due 1/15/28(a)	481,954
		Vistra Operations Co. LLC:
53,000	BB+	Company Guaranteed Notes, 5.000% due 7/31/27(a)	56,106
508,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	567,275

		Total Electric	6,225,336

Electrical Components & Equipment - 0.4%
		Energizer Holdings Inc., Company Guaranteed Notes:
426,000	B+	7.750% due 1/15/27(a)	465,139
152,000	B+	4.375% due 3/31/29(a)	155,336
		WESCO Distribution Inc., Company Guaranteed Notes:
224,000	BB-	7.125% due 6/15/25(a)	244,177
201,000	BB-	7.250% due 6/15/28(a)	226,094

		Total Electrical Components & Equipment	1,090,746

Electronics - 0.4%
		Sensata Technologies Inc., Company Guaranteed Notes:
874,000	BB+	4.375% due 2/15/30(a)	936,819
150,000	BB+	3.750% due 2/15/31(a)	152,437
30,000	BB+	Vishay Intertechnology Inc., Senior Unsecured Notes, 2.250% due 6/15/25	30,591

		Total Electronics	1,119,847

Energy - Alternate Sources - 0.4%
707,000	B+	Enviva Partners LP/Enviva Partners Finance Corp., Company Guaranteed Notes, 6.500% due 1/15/26(a)	756,695
243,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 5.000% due 1/31/28(a)	272,008

		Total Energy - Alternate Sources	1,028,703

Engineering & Construction - 0.3%
350,000	B	frontdoor Inc., Company Guaranteed Notes, 6.750% due 8/15/26(a)	374,063
320,000	BB	TopBuild Corp., Company Guaranteed Notes, 5.625% due 5/1/26(a)	331,800
85,000	BB-	Weekley Homes LLC/Weekley Finance Corp., Senior Unsecured Notes, 4.875% due 9/15/28(a)	89,064

		Total Engineering & Construction	794,927

Entertainment - 2.5%
460,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	476,029
204,000	CCC	AMC Entertainment Holdings Inc., Senior Secured Notes, 10.500% due 4/15/25(a)	163,965
550,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	581,779
		Caesars Entertainment Inc.:
814,000	B	Senior Secured Notes, 6.250% due 7/1/25(a)	867,561
440,000	CCC+	Senior Unsecured Notes, 8.125% due 7/1/27(a)	484,550

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Entertainment - 2.5% - (continued)
$ 319,000	CCC+	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	$319,419
65,000	NR	Cinemark Holdings Inc., Senior Unsecured Notes, 4.500% due 8/15/25(a)	85,688
340,000	B	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	322,464
61,000	CCC-	Gateway Casinos & Entertainment Ltd., Secured Notes, 8.250% due 3/1/24(a)	55,440
480,000	BB	International Game Technology PLC, Senior Secured Notes, 5.250% due 1/15/29(a)	508,550
430,000	CCC+	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	433,717
276,000	B-	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.750% due 10/15/27(a)	272,637
20,000	CCC	Mohegan Gaming & Entertainment, Company Guaranteed Notes, 7.875% due 10/15/24(a)	19,850
492,000	CCC+	Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, Senior Unsecured Notes, 8.500% due 11/15/27(a)	524,288
230,000	B	Powdr Corp., Senior Secured Notes, 6.000% due 8/1/25(a)	240,132
		Scientific Games International Inc.:
50,000	B-	Company Guaranteed Notes, 7.000% due 5/15/28(a)	52,166
630,000	B+	Senior Secured Notes, 5.000% due 10/15/25(a)	648,900
18,000	CCC	Six Flags Entertainment Corp., Company Guaranteed Notes, 5.500% due 4/15/27(a)	18,113
250,000	BB-	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	246,875
390,000	BB-	Stars Group Holdings BV/Stars Group US Co-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(a)	413,156
400,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Unsecured Notes, 7.750% due 4/15/25(a)	431,946

		Total Entertainment	7,167,225

Environmental Control - 1.2%
		Clean Harbors Inc., Company Guaranteed Notes:
123,000	BB+	4.875% due 7/15/27(a)	130,455
189,000	BB+	5.125% due 7/15/29(a)	207,746
685,000	B	Covanta Holding Corp., Company Guaranteed Notes, 5.000% due 9/1/30	730,381
		GFL Environmental Inc.:
		Senior Secured Notes:
217,000	BB-	4.250% due 6/1/25(a)	224,459
761,000	BB-	3.750% due 8/1/25(a)	777,647
652,000	B-	Senior Unsecured Notes, 8.500% due 5/1/27(a)	721,683
224,000	CCC+	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	233,007
249,000	B	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	257,816

		Total Environmental Control	3,283,194

Food - 2.5%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
438,000	BB-	5.875% due 2/15/28(a)	473,780
39,000	BB-	4.875% due 2/15/30(a)	42,693
93,000	B-	Chobani LLC/Chobani Finance Corp., Inc., Senior Secured Notes, 4.625% due 11/15/28(a)	96,255
163,000	CCC+	Fresh Market Inc. (The), Senior Secured Notes, 9.750% due 5/1/23(a)	160,046
149,000	BB	Ingles Markets Inc., Senior Unsecured Notes, 5.750% due 6/15/23	151,848
172,000	BB+	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Unsecured Notes, 5.500% due 1/15/30(a)	193,560
		Kraft Heinz Foods Co., Company Guaranteed Notes:
199,000	BB+	3.875% due 5/15/27(a)	215,711
699,000	BB+	4.250% due 3/1/31(a)	777,754
60,000	BB+	5.000% due 6/4/42	68,850
60,000	BB+	5.200% due 7/15/45	70,924
1,289,000	BB+	4.375% due 6/1/46	1,378,714
749,000	BB+	5.500% due 6/1/50(a)	931,240
250,000	BB+	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	260,469
		Post Holdings Inc., Company Guaranteed Notes:
575,000	B+	5.000% due 8/15/26(a)	597,560
123,000	B+	4.625% due 4/15/30(a)	128,612
600,000	B-	Simmons Foods Inc., Secured Notes, 5.750% due 11/1/24(a)	615,000
640,000	CCC+	SunOpta Foods Inc., Secured Notes, 9.500% due 10/9/22(a)	656,000

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Food - 2.5% - (continued)
$ 310,000	B+	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	$314,844

		Total Food	7,133,860

Forest Products & Paper - 0.1%
320,000	B+	Mercer International Inc., Senior Unsecured Notes, 7.375% due 1/15/25	331,400

Gas - 0.1%
320,000	Ba3(b)	AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes, 5.625% due 5/20/24	349,600

Hand/Machine Tools - 0.0%
		Colfax Corp., Company Guaranteed Notes:
19,000	BB	6.000% due 2/15/24(a)	19,736
32,000	BB	6.375% due 2/15/26(a)	34,370

		Total Hand/Machine Tools	54,106

Healthcare - Products - 0.4%
348,000	B	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(a)	366,705
97,000	BB-	Hologic Inc., Company Guaranteed Notes, 3.250% due 2/15/29(a)	98,758
		Teleflex Inc., Company Guaranteed Notes:
315,000	BB	4.625% due 11/15/27	335,417
39,000	BB	4.250% due 6/1/28(a)	41,145
268,000	B	Varex Imaging Corp., Senior Secured Notes, 7.875% due 10/15/27(a)	275,472

		Total Healthcare - Products	1,117,497

Healthcare - Services - 6.1%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
212,000	B-	5.500% due 7/1/28(a)	225,913
227,000	B-	5.000% due 4/15/29(a)	239,769
100,000	CCC	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	83,864
530,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	546,563
		Catalent Pharma Solutions Inc., Company Guaranteed Notes:
330,000	BB-	4.875% due 1/15/26(a)	338,600
26,000	BB-	5.000% due 7/15/27(a)	27,409
		Centene Corp., Senior Unsecured Notes:
30,000	BBB-	4.750% due 1/15/25	30,959
30,000	BBB-	5.375% due 8/15/26(a)	31,762
68,000	BBB-	4.250% due 12/15/27	72,021
1,662,000	BBB-	4.625% due 12/15/29	1,824,120
711,000	BBB-	3.375% due 2/15/30	746,326
417,000	BBB-	3.000% due 10/15/30	439,414
		Charles River Laboratories International Inc., Company Guaranteed Notes:
290,000	BB	5.500% due 4/1/26(a)	305,044
19,000	BB	4.250% due 5/1/28(a)	20,053
		CHS/Community Health Systems Inc., Senior Secured Notes:
35,000	B-	6.250% due 3/31/23	35,787
640,000	B-	6.625% due 2/15/25(a)	652,672
400,000	B-	8.000% due 3/15/26(a)	420,600
204,000	B+	DaVita Inc., Company Guaranteed Notes, 3.750% due 2/15/31(a)	203,618
		Encompass Health Corp., Company Guaranteed Notes:
250,000	B+	4.500% due 2/1/28	262,032
100,000	B+	4.750% due 2/1/30	106,581
171,000	B+	4.625% due 4/1/31	182,577
		HCA Inc.:
		Company Guaranteed Notes:
775,000	BB-	5.375% due 2/1/25	868,787
280,000	BB-	5.375% due 9/1/26	318,675
325,000	BB-	5.625% due 9/1/28	381,639
385,000	BB-	5.875% due 2/1/29	460,862

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Healthcare - Services - 6.1% - (continued)
$ 1,040,000	BB-	3.500% due 9/1/30	$1,077,792
80,000	BB-	7.500% due 11/6/33	107,485
160,000	BB-	7.500% due 11/15/95	206,287
25,000	BBB-	Senior Secured Notes, 5.000% due 3/15/24	28,131
450,000	BB	IQVIA Inc., Company Guaranteed Notes, 5.000% due 5/15/27(a)	474,509
		Legacy LifePoint Health LLC, Senior Secured Notes:
203,000	B	6.750% due 4/15/25(a)	217,210
523,000	B	4.375% due 2/15/27(a)	526,923
118,000	CCC+	LifePoint Health Inc., Senior Unsecured, 5.375% due 1/15/29(a)	118,000
		Molina Healthcare Inc., Senior Unsecured Notes:
276,000	BB-	4.375% due 6/15/28(a)	290,076
180,000	BB-	3.875% due 11/15/30(a)	190,350
223,000	B-	Prime Healthcare Services Inc., Senior Secured Notes, 7.250% due 11/1/25(a)	233,314
697,000	B+	Providence Service Corp. (The), Senior Unsecured Notes, 5.875% due 11/15/25(a)	741,082
290,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	316,825
494,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	543,872
80,000	CCC	Surgery Center Holdings Inc., Company Guaranteed Notes, 10.000% due 4/15/27(a)	87,750
591,000	BB-	Syneos Health Inc., Company Guaranteed Notes, 3.625% due 1/15/29(a)	596,541
		Tenet Healthcare Corp.:
59,000	CCC+	Company Guaranteed Notes, 6.125% due 10/1/28(a)	60,069
		Senior Secured Notes:
10,000	B1(b)	4.625% due 9/1/24(a)	10,351
710,000	BB-	7.500% due 4/1/25(a)	778,160
542,000	BB-	4.875% due 1/1/26(a)	558,932
62,000	BB-	5.125% due 11/1/27(a)	64,790
413,000	BB-	4.625% due 6/15/28(a)	427,197
420,000	CCC+	Senior Unsecured Notes, 6.750% due 6/15/23	452,130
300,000	CCC	US Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	332,250

		Total Healthcare - Services	17,265,673

Home Builders - 1.5%
		Brookfield Residential Properties Inc./Brookfield Residential US Corp., Company Guaranteed Notes:
82,000	B+	6.250% due 9/15/27(a)	86,664
59,000	B+	4.875% due 2/15/30(a)	58,354
660,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	690,888
		Forestar Group Inc., Company Guaranteed Notes:
180,000	B+	8.000% due 4/15/24(a)	190,331
630,000	B+	5.000% due 3/1/28(a)	633,052
250,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	265,890
830,000	BB+	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	985,625
217,000	BB-	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	229,071
		Shea Homes LP/Shea Homes Funding Corp., Senior Unsecured Notes:
253,000	BB-	4.750% due 2/15/28(a)	262,329
94,000	BB-	4.750% due 4/1/29(a)	97,995
		Taylor Morrison Communities Inc.:
		Company Guaranteed Notes:
233,000	BB	5.875% due 6/15/27(a)	263,994
191,000	BB	5.750% due 1/15/28(a)	217,382
146,000	BB	Senior Unsecured Notes, 5.125% due 8/1/30(a)	162,699
70,000	BB-	TRI Pointe Group Inc., Company Guaranteed Notes, 5.700% due 6/15/28	79,731

		Total Home Builders	4,224,005

Household Products/Wares - 0.5%
		Central Garden & Pet Co., Company Guaranteed Notes:
10,000	BB	5.125% due 2/1/28	10,674
65,000	BB	4.125% due 10/15/30	68,578

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Household Products/Wares - 0.5% - (continued)
$ 200,000	B+	Prestige Brands Inc., Company Guaranteed Notes, 5.125% due 1/15/28(a)	$211,975
		Spectrum Brands Inc., Company Guaranteed Notes:
575,000	B	5.750% due 7/15/25	594,515
265,000	B	5.000% due 10/1/29(a)	286,863
150,000	B	5.500% due 7/15/30(a)	163,781

		Total Household Products/Wares	1,336,386

Insurance - 1.2%
600,000	CCC+	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	643,014
521,000	B-	AmWINS Group Inc., Company Guaranteed Notes, 7.750% due 7/1/26(a)	564,535
450,000	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK) due 10/15/25(a)(e)	456,750
669,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	698,941
480,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	532,106
514,000	CCC+	USI Inc., Senior Unsecured Notes, 6.875% due 5/1/25(a)	528,451

		Total Insurance	3,423,797

Internet - 2.0%
98,000	BB-	ANGI Group LLC, Company Guaranteed Notes, 3.875% due 8/15/28(a)	97,081
		Arches Buyer Inc.:
518,000	B	Senior Secured Notes, 4.250% due 6/1/28(a)	520,590
277,000	CCC+	Senior Unsecured Notes, 6.125% due 12/1/28(a)	284,964
152,000	B	Cars.com Inc., Company Guaranteed Notes, 6.375% due 11/1/28(a)	157,168
200,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	205,895
415,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	433,104
30,000	NR	Etsy Inc., Senior Unsecured Notes, 0.125% due 9/1/27(a)	35,356
		Expedia Group Inc., Company Guaranteed Notes:
204,000	BBB-	6.250% due 5/1/25(a)	233,273
40,000	BBB-	7.000% due 5/1/25(a)	43,824
401,000	BB-	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	422,804
500,000	BB	Match Group Holdings II LLC, Senior Unsecured Notes, 4.625% due 6/1/28(a)	525,938
		Netflix Inc., Senior Unsecured Notes:
1,300,000	BB	5.875% due 11/15/28	1,572,304
770,000	BB	6.375% due 5/15/29	967,151
130,000	BB	4.875% due 6/15/30(a)	150,719

		Total Internet	5,650,171

Investment Companies - 0.4%
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
184,000	BB	6.250% due 2/1/22	185,447
531,000	BB	6.250% due 5/15/26	556,106
260,000	BB	5.250% due 5/15/27	275,112

		Total Investment Companies	1,016,665

Iron/Steel - 0.7%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	36,703
		Allegheny Technologies Inc., Senior Unsecured Notes:
451,000	B	7.875% due 8/15/23	489,382
16,000	B	5.875% due 12/1/27	16,670
307,000	B	Big River Steel LLC/BRS Finance Corp., Senior Secured Notes, 6.625% due 1/31/29(a)	325,996
		Cleveland-Cliffs Inc., Senior Secured Notes:
198,000	B	9.875% due 10/17/25(a)	231,165
470,000	B	6.750% due 3/15/26(a)	507,600
308,000	Ba3(b)	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(a)	313,005

		Total Iron/Steel	1,920,521

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Leisure Time - 1.9%
		Carnival Corp.:
$ 88,000	BB-	Senior Secured Notes, 11.500% due 4/1/23(a)	$100,338
292,000	B	Senior Unsecured Notes, 7.625% due 3/1/26(a)	308,790
		NCL Corp., Ltd.:
		Senior Secured Notes:
390,000	BB-	12.250% due 5/15/24(a)	463,008
765,000	BB-	10.250% due 2/1/26(a)	870,187
350,000	B	Senior Unsecured Notes, 3.625% due 12/15/24(a)	313,294
38,000	NR	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 4.250% due 6/15/23(a)	52,402
610,000	BB	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	626,775
		Viking Cruises Ltd.:
555,000	B-	Company Guaranteed Notes, 5.875% due 9/15/27(a)	526,903
640,000	B-	Senior Secured Notes, 13.000% due 5/15/25(a)	753,200
1,535,000	B+	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	1,492,504

		Total Leisure Time	5,507,401

Lodging - 1.1%
40,000	BB	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.375% due 5/1/25(a)	42,392
30,000	BB	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.625% due 4/1/25	30,694
650,000	BB	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	666,178
		MGM Resorts International, Company Guaranteed Notes:
375,000	BB-	7.750% due 3/15/22	401,091
140,000	BB-	5.750% due 6/15/25	151,637
353,000	BB-	4.750% due 10/15/28	367,792
200,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 3.800% due 1/8/26(a)	209,000
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	39,146
40,000	BB-	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	40,475
		Wynn Macau Ltd., Senior Unsecured Notes:
1,000,000	BB-	5.625% due 8/26/28(a)	1,023,750
230,000	BB-	5.125% due 12/15/29(a)	230,983

		Total Lodging	3,203,138

Machinery - Diversified - 0.4%
490,000	BB+	Clark Equipment Co., Senior Secured Notes, 5.875% due 6/1/25(a)	517,868
530,000	B	Vertical US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	557,494

		Total Machinery - Diversified	1,075,362

Machinery - Construction & Mining - 0.2%
660,000	BB	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	687,925

Media - 7.9%
750,000	B	Altice Financing SA, Senior Secured Notes, 7.500% due 5/15/26(a)	792,187
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
110,000	BB	5.125% due 5/1/27(a)	115,879
524,000	BB	5.375% due 6/1/29(a)	573,067
1,038,000	BB	4.750% due 3/1/30(a)	1,102,564
2,151,000	BB	4.500% due 8/15/30(a)	2,269,316
1,409,000	BB	4.500% due 5/1/32(a)	1,490,933
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
60,000	BBB-	4.908% due 7/23/25	69,514
190,000	BBB-	5.750% due 4/1/48	251,613
278,000	CCC	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/24	278,377
		CSC Holdings LLC:
1,430,000	BB	Company Guaranteed Notes, 5.375% due 2/1/28(a)	1,521,163
		Senior Unsecured Notes:
300,000	B	6.750% due 11/15/21	314,391
400,000	B	5.875% due 9/15/22	426,250
1,450,000	B	5.750% due 1/15/30(a)	1,571,445

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Media - 7.9% - (continued)
$ 343,000	B	4.625% due 12/1/30(a)	$351,604
200,000	BB	3.375% due 2/15/31(a)	194,750
589,000	BB-	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 5.375% due 8/15/26(a)	457,579
1,970,000	B-	DISH DBS Corp., Company Guaranteed Notes, 7.750% due 7/1/26	2,250,755
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	47,563
15,000	CCC+	3.375% due 8/15/26	14,991
		iHeartCommunications Inc.:
330,471	CCC+	Company Guaranteed Notes, 8.375% due 5/1/27	351,187
		Senior Secured Notes:
3,854	B+	6.375% due 5/1/26	4,088
840,000	B+	5.250% due 8/15/27(a)	862,420
90,000	NR	Liberty Broadband Corp., Senior Unsecured Notes, 1.250% due 9/30/50(a)	91,755
227,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	242,394
		Sirius XM Radio Inc., Company Guaranteed Notes:
66,000	BB	4.625% due 7/15/24(a)	68,451
1,208,000	BB	5.000% due 8/1/27(a)	1,273,431
		TEGNA Inc., Company Guaranteed Notes:
94,000	BB-	4.750% due 3/15/26(a)	99,875
60,000	BB-	4.625% due 3/15/28(a)	61,425
183,000	BB-	5.000% due 9/15/29	192,664
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	221,032
100,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	156,128
		Univision Communications Inc., Senior Secured Notes:
380,000	B	5.125% due 2/15/25(a)	383,087
300,000	B	9.500% due 5/1/25(a)	333,750
550,000	B	UPC Holding BV, Senior Secured Notes, 5.500% due 1/15/28(a)	582,656
207,000	B	Virgin Media Finance PLC, Senior Unsecured Notes, 5.000% due 7/15/30(a)	217,609
		Virgin Media Secured Finance PLC, Senior Secured Notes:
400,000	BB-	5.500% due 8/15/26(a)	419,250
1,560,000	BB-	5.500% due 5/15/29(a)	1,695,080
340,000	B	Virgin Media Vendor Financing Notes IV DAC, Senior Unsecured Notes, 5.000% due 7/15/28(a)	350,540
250,000	B-	Ziggo Bonds Co. BV, Company Guaranteed Notes, 5.125% due 2/28/30(a)	265,313
385,000	B+	Ziggo BV, Senior Secured Notes, 5.500% due 1/15/27(a)	403,497

		Total Media	22,369,573

Metal Fabricate/Hardware - 0.0%
29,000	CCC	Hillman Group Inc. (The), Company Guaranteed Notes, 6.375% due 7/15/22(a)	28,883

Mining - 3.5%
491,000	B+	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	533,656
330,000	B+	Compass Minerals International Inc., Company Guaranteed Notes, 6.750% due 12/1/27(a)	364,185
500,000	B	Constellium SE, Company Guaranteed Notes, 5.875% due 2/15/26(a)	515,257
393,000	BB-	Eldorado Gold Corp., Secured Notes, 9.500% due 6/1/24(a)	433,732
		First Quantum Minerals Ltd., Company Guaranteed Notes:
800,000	CCC+	7.250% due 4/1/23(a)	818,780
725,000	CCC+	7.500% due 4/1/25(a)	754,000
590,000	CCC+	6.875% due 10/15/27(a)	618,468
		Freeport-McMoRan Inc., Company Guaranteed Notes:
190,000	BB	4.625% due 8/1/30	210,762
1,977,000	BB	5.450% due 3/15/43	2,466,337
		Hudbay Minerals Inc., Company Guaranteed Notes:
260,000	B	7.625% due 1/15/25(a)	271,537
417,000	B	6.125% due 4/1/29(a)	449,443
224,000	B	Joseph T Ryerson & Son Inc., Senior Secured Notes, 8.500% due 8/1/28(a)	244,580

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Mining - 3.5% - (continued)
		New Gold Inc.:
$ 568,000	B	Company Guaranteed Notes, 6.375% due 5/15/25(a)	$593,319
351,000	B	Senior Unsecured Notes, 7.500% due 7/15/27(a)	382,006
130,000	WR(b)	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)(f)	1,462
		Novelis Corp., Company Guaranteed Notes:
350,000	B+	5.875% due 9/30/26(a)	367,500
209,000	B+	4.750% due 1/30/30(a)	222,241
500,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.250% due 7/15/41	623,090

		Total Mining	9,870,355

Miscellaneous Manufacturers - 0.3%
9,412	NR	Anagram International Inc./Anagram Holdings LLC, Secured Notes, 10.000% (10.000% cash or 5.000% Cash & 5.000% PIK) due 8/15/26(a)(e)	8,847
		Bombardier Inc., Senior Unsecured Notes:
412,000	CCC	6.000% due 10/15/22(a)	392,770
336,000	CCC	6.125% due 1/15/23(a)	314,496
24,000	CCC	7.875% due 4/15/27(a)	20,497
79,000	CCC+	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	79,395

		Total Miscellaneous Manufacturers	816,005

Office/Business Equipment - 0.1%
300,000	BB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 4.250% due 4/1/28	313,255

Oil & Gas - 7.6%
		Apache Corp., Senior Unsecured Notes:
130,000	BB+	4.625% due 11/15/25	135,324
380,000	BB+	4.875% due 11/15/27	397,480
154,000	BB+	4.375% due 10/15/28	157,311
376,000	BB+	4.250% due 1/15/30	374,825
250,000	BB+	5.100% due 9/1/40	258,726
80,000	B	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes, 7.000% due 11/1/26(a)	75,320
783,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	639,273
		Cenovus Energy Inc., Senior Unsecured Notes:
250,000	BBB-	3.000% due 8/15/22	250,730
164,000	BBB-	3.800% due 9/15/23	169,248
80,000	BBB-	5.375% due 7/15/25	88,103
570,000	BBB-	6.750% due 11/15/39	679,345
164,000	BBB-	5.400% due 6/15/47	175,503
		Centennial Resource Production LLC, Company Guaranteed Notes:
520,000	CCC+	5.375% due 1/15/26(a)	287,300
69,000	CCC+	6.875% due 4/1/27(a)	38,150
128,000	B3(b)	CNX Resources Corp., Senior Unsecured Notes, 6.000% due 1/15/29(a)	129,600
		Comstock Resources Inc., Company Guaranteed Notes:
40,000	B	7.500% due 5/15/25(a)	40,000
500,000	B	9.750% due 8/15/26	529,375
		Continental Resources Inc., Company Guaranteed Notes:
110,000	BB+	3.800% due 6/1/24	111,415
637,000	BB+	4.375% due 1/15/28	636,548
825,000	BB+	5.750% due 1/15/31(a)	886,875
10,000	BB+	4.900% due 6/1/44	9,331
716,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	724,502
398,000	B+	CVR Energy Inc., Company Guaranteed Notes, 5.750% due 2/15/28(a)	334,320
230,000	B	Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., Senior Unsecured Notes, 7.750% due 12/15/25(a)	236,900
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
385,000	BB-	6.625% due 7/15/25(a)	410,626
848,000	BB-	5.750% due 1/30/28(a)	904,579

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Oil & Gas - 7.6% - (continued)
		EQT Corp., Senior Unsecured Notes:
$ 783,000	BB	7.875% due 2/1/25	$897,627
150,000	BB	3.900% due 10/1/27	148,925
500,000	BB	5.000% due 1/15/29	528,750
100,000	BB	8.750% due 2/1/30	126,375
66,000	WR(b)	Extraction Oil & Gas Inc., (Restricted, cost - $63,978, acquired 7/18/17), Company Guaranteed Notes, 7.375% due 5/15/24(a)(f)(g)	16,081
77,000	WR(b)	Extraction Oil & Gas Inc., (Restricted, cost - $75,600, acquired 1/18/18), Company Guaranteed Notes, 5.625% due 2/1/26(a)(f)(g)	19,524
60,000	CCC	Great Western Petroleum LLC/Great Western Finance Corp., (Restricted, cost - $59,987, acquired 8/16/17), Senior Unsecured Notes, 9.000% due 9/30/21(a)(g)	34,800
121,000	BB	Jagged Peak Energy LLC, Company Guaranteed Notes, 5.875% due 5/1/26	125,860
		Laredo Petroleum Inc., Company Guaranteed Notes:
15,000	B-	9.500% due 1/15/25	10,214
23,000	B-	10.125% due 1/15/28	15,442
90,000	B	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	76,837
		MEG Energy Corp., Company Guaranteed Notes:
24,000	B-	7.000% due 3/31/24(a)	24,180
1,010,000	B-	7.125% due 2/1/27(a)	992,325
		Nabors Industries Ltd., Company Guaranteed Notes:
22,000	CC	7.250% due 1/15/26(a)	12,361
24,000	CC	7.500% due 1/15/28(a)	13,035
750,000	BB-	Neptune Energy Bondsco PLC, Senior Unsecured Notes, 6.625% due 5/15/25(a)	714,375
		Newfield Exploration Co., Company Guaranteed Notes:
52,000	BBB-	5.625% due 7/1/24	55,266
143,000	BBB-	5.375% due 1/1/26	149,982
		Occidental Petroleum Corp., Senior Unsecured Notes:
3,000	BB-	3.125% due 2/15/22	3,000
10,000	BB-	1.671% (3-Month USD-LIBOR + 1.450%) due 8/15/22(c)	9,557
41,000	BB-	2.700% due 8/15/22	40,459
450,000	BB-	2.700% due 2/15/23	434,115
50,000	BB-	6.950% due 7/1/24	52,875
40,000	BB-	3.450% due 7/15/24	36,700
241,000	BB-	2.900% due 8/15/24	225,094
100,000	BB-	3.400% due 4/15/26	90,687
425,000	BB-	8.500% due 7/15/27	472,547
122,000	BB-	6.375% due 9/1/28	124,608
126,000	BB-	3.500% due 8/15/29	110,452
884,000	BB-	8.875% due 7/15/30	999,473
333,000	BB-	6.625% due 9/1/30	348,298
105,000	BB-	6.200% due 3/15/40	100,538
108,000	BB-	4.625% due 6/15/45	89,910
202,000	BB-	4.200% due 3/15/48	162,862
161,000	BB-	4.400% due 8/15/49	131,114
		Ovintiv Inc., Company Guaranteed Notes:
52,000	BBB-	8.125% due 9/15/30	60,018
9,000	BBB-	6.500% due 2/1/38	9,558
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
230,000	BB	5.250% due 8/15/25(a)	239,200
430,000	BB	5.625% due 10/15/27(a)	463,755
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	49,663
20,000	BB-	5.750% due 2/1/29	23,150
		Precision Drilling Corp., Company Guaranteed Notes:
5,000	B	7.750% due 12/15/23	4,036
266,000	B	5.250% due 11/15/24	173,731
255,000	B	7.125% due 1/15/26(a)	169,208

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Oil & Gas - 7.6% - (continued)
		Range Resources Corp., Company Guaranteed Notes:
$ 45,000	B+	5.000% due 3/15/23	$44,072
500,000	B+	4.875% due 5/15/25	465,212
110,000	B+	9.250% due 2/1/26(a)	114,565
754,000	BB-	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	758,204
66,000	CCC+	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(a)	23,347
		Southwestern Energy Co., Company Guaranteed Notes:
20,000	BB-	7.500% due 4/1/26	20,864
62,000	BB-	7.750% due 10/1/27	65,526
222,000	BB-	8.375% due 9/15/28(a)	244,894
598,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 2/15/26	622,180
315,900	CCC+	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	295,959
20,000	CCC+	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	16,850
170,000	BBB-	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	180,125
		WPX Energy Inc., Senior Unsecured Notes:
160,000	BB-	8.250% due 8/1/23	182,983
600,000	BB-	5.250% due 9/15/24	643,500
314,000	BB-	5.250% due 10/15/27	331,801
400,000	BB-	5.875% due 6/15/28	431,508

		Total Oil & Gas	21,708,866

Oil & Gas Services - 0.1%
153,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	158,138
25,000	D	Nine Energy Service Inc., Company Guaranteed Notes, 8.750% due 11/1/23(a)	7,729

		Total Oil & Gas Services	165,867

Packaging & Containers - 1.8%
1,031,000	B-	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(e)	1,087,705
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
200,000	B	Company Guaranteed Notes, 6.000% due 2/15/25(a)	206,950
260,000	BB	Senior Secured Notes, 4.125% due 8/15/26(a)	270,075
730,000	BB+	Ball Corp., Company Guaranteed Notes, 2.875% due 8/15/30	727,263
141,000	BB	Berry Global Inc., Secured Notes, 5.125% due 7/15/23	142,939
310,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	326,856
25,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	26,984
660,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26	687,100
370,000	CCC+	Flex Acquisition Co., Inc., Senior Unsecured Notes, 7.875% due 7/15/26(a)	390,350
490,000	BB-	Greif Inc., Company Guaranteed Notes, 6.500% due 3/1/27(a)	519,094
180,000	B	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(a)	191,673
40,000	B-	Pactiv LLC, Senior Unsecured Notes, 7.950% due 12/15/25	44,775
8,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.125% due 7/15/23(a)	8,101
500,000	BB	Silgan Holdings Inc., Senior Unsecured Notes, 4.750% due 3/15/25	512,500

		Total Packaging & Containers	5,142,365

Pharmaceuticals - 3.6%
345,000	B+	AdaptHealth LLC, Company Guaranteed Notes, 6.125% due 8/1/28(a)	372,600
		Bausch Health Americas Inc., Company Guaranteed Notes:
260,000	B	9.250% due 4/1/26(a)	288,990
1,557,000	B	8.500% due 1/31/27(a)	1,714,903
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
8,000	B	5.500% due 3/1/23(a)	8,008
35,000	B	6.125% due 4/15/25(a)	36,057
800,000	B	9.000% due 12/15/25(a)	880,960
121,000	B	7.000% due 1/15/28(a)	130,885
963,000	B	5.000% due 2/15/29(a)	973,232

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Pharmaceuticals - 3.6% - (continued)
$ 1,452,000	B	6.250% due 2/15/29(a)	$1,541,211
720,000	B	7.250% due 5/30/29(a)	796,777
185,000	B	5.250% due 2/15/31(a)	187,428
		Senior Secured Notes:
377,000	BB	5.500% due 11/1/25(a)	388,404
117,000	BB	5.750% due 8/15/27(a)	125,994
540,000	B	Cheplapharm Arzneimittel GmbH, Senior Secured Notes, 5.500% due 1/15/28(a)	559,008
140,000	A-	Cigna Corp., Senior Unsecured Notes, 2.400% due 3/15/30	149,174
570,000	CCC+	Endo Dac/Endo Finance LLC/Endo Finco Inc., Secured Notes, 9.500% due 7/31/27(a)	628,300
196,000	BB-	Herbalife Nutrition Ltd./HLF Financing Inc., Company Guaranteed Notes, 7.875% due 9/1/25(a)	215,355
60,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(a)	63,244
320,000	B+	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	346,019
80,000	BB-	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	79,950
800,000	BB-	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 7.125% due 1/31/25	875,792

		Total Pharmaceuticals	10,362,291

Pipelines - 3.2%
		Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes:
40,000	B-	5.375% due 9/15/24	37,500
183,000	B-	7.875% due 5/15/26(a)	183,985
339,000	B-	5.750% due 3/1/27(a)	309,549
80,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 6.625% due 7/15/26(a)	75,400
		Buckeye Partners LP, Senior Unsecured Notes:
189,000	BB	4.125% due 3/1/25(a)	188,764
309,000	BB	4.500% due 3/1/28(a)	309,579
619,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 7.000% due 6/30/24	715,002
		Cheniere Energy Inc.:
240,000	BB	Senior Secured Notes, 4.625% due 10/15/28(a)	249,256
540,000	NR	Senior Unsecured Notes, 4.250% due 3/15/45	409,395
		Cheniere Energy Partners LP:
464,000	BB	Company Guaranteed Notes, 4.500% due 10/1/29	484,189
344,000	BB	Senior Secured Notes, 5.250% due 10/1/25	353,374
220,000	BB-	CNX Midstream Partners LP/CNX Midstream Finance Corp., Senior Unsecured Notes, 6.500% due 3/15/26(a)	223,850
		DCP Midstream Operating LP, Company Guaranteed Notes:
120,000	BB+	6.450% due 11/3/36(a)	121,715
550,000	BB+	6.750% due 9/15/37(a)	574,362
36,000	BB+	EnLink Midstream LLC, Company Guaranteed Notes, 5.375% due 6/1/29	34,178
		EQM Midstream Partners LP, Senior Unsecured Notes:
300,000	BB-	4.000% due 8/1/24	298,969
331,000	BB-	6.000% due 7/1/25(a)	352,929
302,000	BB-	6.500% due 7/1/27(a)	333,382
340,000	BB-	5.500% due 7/15/28	362,328
250,000	BB-	6.500% due 7/15/48	247,891
80,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	105,907
483,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(c)(d)	347,760
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
23,000	BB	6.500% due 7/15/27	24,955
260,000	BB	5.000% due 1/15/28	271,538
423,000	BB	6.875% due 1/15/29	474,553
430,000	BB	4.875% due 2/1/31(a)	458,058
370,000	BBB	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30(a)	410,764
		Western Midstream Operating LP, Senior Unsecured Notes:
250,000	BB	4.100% due 2/1/25	249,845
250,000	BB	3.950% due 6/1/25	249,687
26,000	BB	4.500% due 3/1/28	26,390

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Pipelines - 3.2% - (continued)
$ 124,000	BB	4.750% due 8/15/28	$128,650
199,000	BB	5.050% due 2/1/30	212,807
410,000	BB	5.500% due 8/15/48	369,000

		Total Pipelines	9,195,511

Real Estate - 0.8%
1,084,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	1,140,233
373,000	B+	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	382,325
280,000	BB-	Howard Hughes Corp. (The), Company Guaranteed Notes, 5.375% due 8/1/28(a)	298,347
440,000	B-	Realogy Group LLC/Realogy Co.-Issuer Corp., Secured Notes, 7.625% due 6/15/25(a)	476,733

		Total Real Estate	2,297,638

Real Estate Investment Trusts (REITs) - 2.8%
220,000	NR	Apollo Commercial Real Estate Finance Inc., Senior Unsecured Notes, 4.750% due 8/23/22	207,819
250,000	BB+	Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, Senior Secured Notes, 5.750% due 5/15/26(a)	230,469
		CoreCivic Inc., Company Guaranteed Notes:
380,000	BB	5.000% due 10/15/22	375,142
120,000	BB	4.625% due 5/1/23	113,100
390,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	406,054
		Diversified Healthcare Trust:
450,000	BB+	Company Guaranteed Notes, 9.750% due 6/15/25	512,487
230,000	BB	Senior Unsecured Notes, 4.750% due 5/1/24	228,850
		ESH Hospitality Inc., Company Guaranteed Notes:
320,000	BB-	5.250% due 5/1/25(a)	328,072
220,000	BB-	4.625% due 10/1/27(a)	224,125
		GEO Group Inc. (The), Company Guaranteed Notes:
180,000	B+	5.875% due 10/15/24	142,560
780,000	B+	6.000% due 4/15/26	579,150
368,000	BB+	HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes, 6.000% due 4/15/25(a)	393,300
310,000	B+	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(a)	287,138
		MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc.:
273,000	BB-	Company Guaranteed Notes, 5.750% due 2/1/27	304,708
125,000	BB-	Senior Unsecured Notes, 3.875% due 2/15/29(a)	126,484
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
700,000	BBB-	5.000% due 10/15/27	742,410
60,000	BBB-	4.625% due 8/1/29	64,082
290,000	BB-	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 5.875% due 10/1/28(a)	306,131
		Service Properties Trust:
		Company Guaranteed Notes:
217,000	BB	7.500% due 9/15/25	243,011
364,000	BB	5.500% due 12/15/27	380,104
		Senior Unsecured Notes:
333,000	BB-	3.950% due 1/15/28	300,324
31,000	BB-	4.950% due 10/1/29	29,121
220,000	B+	Starwood Property Trust Inc., Senior Unsecured Notes, 5.500% due 11/1/23(a)	222,475
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
513,000	BB	4.250% due 12/1/26(a)	533,045
610,000	BB	4.625% due 12/1/29(a)	651,090
160,000	BB	4.125% due 8/15/30(a)	165,128

		Total Real Estate Investment Trusts (REITs)	8,096,379

Retail - 3.4%
514,000	BB+	1011778 BC ULC/New Red Finance Inc., Senior Secured Notes, 5.750% due 4/15/25(a)	549,584
376,000	B	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	388,220
		Asbury Automotive Group Inc., Company Guaranteed Notes:
45,000	BB	4.500% due 3/1/28	46,800
181,000	BB	4.750% due 3/1/30	190,729

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Retail - 3.4% - (continued)
$ 266,000	BB+	Burlington Coat Factory Warehouse Corp., Senior Secured Notes, 6.250% due 4/15/25(a)	$282,958
275,000	B-	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	286,000
322,000	CCC	Ferrellgas LP/Ferrellgas Finance Corp., Senior Secured Notes, 10.000% due 4/15/25(a)	355,424
370,000	BB	FirstCash Inc., Company Guaranteed Notes, 4.625% due 9/1/28(a)	380,869
591,000	CCC	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(a)	578,441
195,000	BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	199,783
		IRB Holding Corp.:
93,000	CCC+	Company Guaranteed Notes, 6.750% due 2/15/26(a)	96,371
546,000	B	Senior Secured Notes, 7.000% due 6/15/25(a)	594,744
845,000	B	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	859,259
		L Brands Inc.:
		Company Guaranteed Notes:
319,000	B+	9.375% due 7/1/25(a)	389,579
690,000	B+	5.250% due 2/1/28	717,169
679,000	B+	6.625% due 10/1/30(a)	744,846
119,000	B+	6.875% due 11/1/35	129,784
64,000	B+	6.750% due 7/1/36	69,400
99,000	BB	Senior Secured Notes, 6.875% due 7/1/25(a)	107,070
10,000	B-	Senior Unsecured Notes, 7.600% due 7/15/37	10,425
72,000	BB	Lithia Motors Inc., Company Guaranteed Notes, 4.375% due 1/15/31(a)	76,545
320,000	CCC+	Michaels Stores Inc., Company Guaranteed Notes, 8.000% due 7/15/27(a)	330,141
		Murphy Oil USA Inc., Company Guaranteed Notes:
440,000	BB+	5.625% due 5/1/27	467,966
27,000	BB+	4.750% due 9/15/29	28,750
		Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes:
400,000	B	5.500% due 11/1/23	403,250
270,000	B	5.625% due 12/1/25	278,505
310,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	322,425
36,000	B-	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 6.375% due 9/30/26(a)	37,485
119,000	CCC+	White Capital Buyer LLC, Senior Unsecured Notes, 6.875% due 10/15/28(a)	126,831
		Yum! Brands Inc., Senior Unsecured Notes:
261,000	B+	7.750% due 4/1/25(a)	289,384
240,000	B+	3.625% due 3/15/31	240,300

		Total Retail	9,579,037

Semiconductors - 0.7%
460,000	BB	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 9/15/27(a)	499,675
		Entegris Inc., Company Guaranteed Notes:
305,000	BB	4.625% due 2/10/26(a)	314,531
380,000	BB	4.375% due 4/15/28(a)	402,606
680,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	701,250

		Total Semiconductors	1,918,062

Software - 1.0%
546,000	B+	Black Knight InfoServ LLC, Company Guaranteed Notes, 3.625% due 9/1/28(a)	554,873
222,000	BB+	CDK Global Inc., Senior Unsecured Notes, 5.250% due 5/15/29(a)	243,854
383,000	B-	Change Healthcare Holdings LLC/Change Healthcare Finance Inc., Company Guaranteed Notes, 5.750% due 3/1/25(a)	389,703
380,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	405,135
587,000	BB	Open Text Corp., Company Guaranteed Notes, 3.875% due 2/15/28(a)	607,087
362,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 2/15/30(a)	381,019
313,000	B-	Rackspace Technology Global Inc., Senior Unsecured Notes, 5.375% due 12/1/28(a)	327,933
73,000	CC	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	51,100
20,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	21,450

		Total Software	2,982,154

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Telecommunications - 6.2%
$ 200,000	B	Altice France SA, Senior Secured Notes, 5.125% due 1/15/29(a)	$207,123
		Altice France Holding SA:
295,000	CCC+	Company Guaranteed Notes, 6.000% due 2/15/28(a)	299,957
350,000	CCC+	Senior Secured Notes, 10.500% due 5/15/27(a)	395,176
		Altice France SA, Senior Secured Notes:
2,070,000	B	7.375% due 5/1/26(a)	2,175,674
600,000	B	8.125% due 2/1/27(a)	662,187
		CenturyLink Inc.:
590,000	BBB-	Senior Secured Notes, 4.000% due 2/15/27(a)	610,721
445,000	BB-	Senior Unsecured Notes, 6.750% due 12/1/23	494,362
620,000	CCC+	CommScope Inc., Company Guaranteed Notes, 8.250% due 3/1/27(a)	668,828
		CommScope Technologies LLC, Company Guaranteed Notes:
512,000	CCC+	6.000% due 6/15/25(a)	525,338
40,000	CCC+	5.000% due 3/15/27(a)	39,875
550,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	570,818
446,000	CCC+	Frontier Communications Corp., Secured Notes, 6.750% due 5/1/29(a)	462,725
470,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	524,548
550,000	WR(b)	Intelsat Jackson Holdings SA, Senior Secured Notes, 8.000% due 2/15/24(a)(f)	563,288
		Level 3 Financing Inc., Company Guaranteed Notes:
165,000	BB	5.375% due 1/15/24	166,756
170,000	BB	5.250% due 3/15/26	175,960
146,000	B-	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(a)	151,658
		Sprint Capital Corp., Company Guaranteed Notes:
592,000	BB	6.875% due 11/15/28	769,348
2,315,000	BB	8.750% due 3/15/32	3,557,298
15,000	BB	Sprint Communications Inc., Company Guaranteed Notes, 6.000% due 11/15/22	16,163
		Sprint Corp., Company Guaranteed Notes:
1,000,000	BB	7.250% due 9/15/21	1,042,500
130,000	BB	7.875% due 9/15/23	150,097
280,000	BB	7.625% due 3/1/26	348,600
495,000	BB	Switch Ltd., Company Guaranteed Notes, 3.750% due 9/15/28(a)	503,148
425,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	462,559
		T-Mobile USA Inc.:
		Company Guaranteed Notes:
1,310,000	BB	6.500% due 1/15/26	1,362,701
45,000	BB	4.500% due 2/1/26	46,299
60,000	BB	4.750% due 2/1/28	64,425
200,000	BBB-	Senior Secured Notes, 4.500% due 4/15/50(a)	249,905
258,000	BB+	ViaSat Inc., Senior Secured Notes, 5.625% due 4/15/27(a)	271,384
200,000	B+	VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28(a)	213,826

		Total Telecommunications	17,753,247

Transportation - 1.2%
329,000	NR	Air Transport Services Group Inc., Senior Unsecured Notes, 1.125% due 10/15/24	383,523
401,000	B+	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	416,288
411,000	B-	Watco Cos LLC/Watco Finance Corp., Senior Unsecured Notes, 6.500% due 6/15/27(a)	436,431
340,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	389,801
		XPO Logistics Inc., Company Guaranteed Notes:
430,000	BB-	6.125% due 9/1/23(a)	438,761
1,173,000	BB-	6.250% due 5/1/25(a)	1,258,776

		Total Transportation	3,323,580

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 91.5% - (continued)
Trucking & Leasing - 0.3%
$ 870,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	$895,556

		TOTAL CORPORATE BONDS & NOTES (Cost - $241,498,293)	259,847,943

SENIOR LOANS - 5.4%
246,875	NR	ACProducts Inc., (Restricted, cost - $235,735, acquired 4/17/20), 7.500% (3-Month USD-LIBOR + 6.500%) due 8/18/25(g)	252,893
59,700	NR	Acrisure LLC, (Restricted, cost - $59,568, acquired 1/31/20), 3.646% (1-Month USD-LIBOR + 3.500%) due 2/15/27(g)	58,637
590,655	NR	AlixPartners LLP, 2.646% (1-Month USD-LIBOR + 2.500%) due 4/4/24	580,233
419,845	NR	Allen Media LLC, (Restricted, cost - $409,708, acquired 7/14/20), 5.720% (3-Month USD-LIBOR + 5.500%) due 2/10/27(g)	416,721
109,449	NR	Allied Universal Holdco LLC, (Restricted, cost - $104,926, acquired 5/21/20), 4.396% (1-Month USD-LIBOR + 4.250%) due 7/10/26(g)	108,929
29,929	NR	AmeriLife Holdings LLC, (Restricted, cost - $29,870, acquired 2/6/20), 4.149% (1-Month USD-LIBOR + 4.000%) due 3/18/27(g)	29,349
228,835	NR	Applovin Corp., (Restricted, cost - $222,490, acquired 4/16/20), 3.646% (1-Month USD-LIBOR + 3.500%) due 8/15/25(g)	228,149
170,000	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost - $160,865, acquired 5/21/20), 1.896% (1-Month USD-LIBOR + 1.750%) due 3/11/25(g)	165,416
1,235,303	NR	Asurion LLC, 6.646% (1-Month USD-LIBOR + 6.500%) due 8/4/25	1,245,988
248,406	NR	Asurion LLC, (Restricted, cost - $243,413, acquired 4/8/20), 3.146% (1-Month USD-LIBOR + 3.000%) due 8/4/22(g)	247,740
29,550	NR	athenahealth Inc., (Restricted, cost - $29,110, acquired 2/7/19), 4.750% (3-Month USD-LIBOR + 4.500%) due 2/11/26(g)	29,464
312,329	NR	BellRing Brands LLC, 6.000% (1-Month USD-LIBOR + 5.000%) due 10/21/24	314,086
58,329	NR	Clarios Global LP, (Restricted, cost - $58,254, acquired 4/3/19), 3.646% (1-Month USD-LIBOR + 3.500%) due 4/30/26(g)	57,860
228,844	NR	Commscope Inc., (Restricted, cost - $220,606, acquired 4/17/20), 3.396% (1-Month USD-LIBOR + 3.250%) due 4/6/26(g)	225,519
57,750	NR	CoreCivic Inc., (Restricted, cost - $55,409, acquired 12/12/19), 5.500% (1-Month USD-LIBOR + 4.500%) due 12/18/24(g)	56,451
55,000	NR	CP Atlas Buyer Inc., 5.250% (3-Month USD-LIBOR + 4.500%) due 11/23/27	55,015
328,350	NR	DCert Buyer Inc., (Restricted, cost - $318,881, acquired 4/17/20), 4.146% (1-Month USD-LIBOR + 0.400%) due 10/16/26(g)	326,332
80,000	NR	Deerfield Dakota Holding LLC, (Restricted, cost - $78,907, acquired 3/5/20), 9.000% (1-Month USD-LIBOR + 8.000%) due 4/10/28(g)	81,200
628,425	NR	Delta Air Lines Inc., (Restricted, cost - $619,834, acquired 4/27/20), 5.750% (3-Month USD-LIBOR + 4.750%) due 4/29/23(g)	636,148
395,576	NR	EIG Investors Corp., 4.750% (1-Month USD-LIBOR + 3.750%/3-Month USD-LIBOR + 3.750%) due 2/9/23	395,611
50,340	NR	Envision Healthcare Corp., 3.896% (1-Month USD-LIBOR + 3.750%) due 10/10/25	41,310
269,325	NR	Equinox Holdings Inc., (Restricted, cost - $262,232, acquired 6/9/20), 10.000% (3-Month USD-LIBOR + 9.000%) due 3/8/24(g)	272,018
40,000	NR	EyeCare Partners LLC, (Restricted, cost - $39,638, acquired 2/18/20), 8.396% (1-Month USD-LIBOR + 8.250%) due 2/18/28(g)	36,433
48,405	NR	EyeCare Partners LLC, (Restricted, cost - $48,352, acquired 2/5/20), 3.896% (1-Month USD-LIBOR + 3.750%) due 2/18/27(g)	46,538
973	NR	EyeCare Partners LLC, (Restricted, cost - $972, acquired 2/5/20), 3.763% (1-Month USD-LIBOR + 3.750%) due 2/18/27(g)	935
129,298	NR	First Eagle Holdings Inc., (Restricted, cost - $120,027, acquired 5/21/20), 2.720% (3-Month USD-LIBOR + 2.500%) due 2/1/27(g)	126,904
215,867	NR	Flutter Entertainment PLC, 3.720% (3-Month USD-LIBOR + 3.500%) due 7/10/25	216,676
258,677	NR	Focus Financial Partners LLC, (Restricted, cost - $246,973, acquired 4/24/20), 2.146% (1-Month USD-LIBOR + 2.000%) due 7/3/24(g)	254,773
480,000	NR	Garda World Security Corp., (Restricted, cost - $459,332, acquired 4/17/20), 4.910% (1-Month USD-LIBOR + 4.750%) due 10/30/26(g)	479,851
78,995	NR	Global Tel*Link Corp., (Restricted, cost - $76,319, acquired 8/16/19), 4.396% (1-Month USD-LIBOR + 4.250%) due 11/29/25(g)	71,161
198,079	NR	Graftech International Ltd., 4.500% (1-Month USD-LIBOR + 3.500%) due 2/12/25	197,172
228,847	NR	Grifols Worldwide Operations Ltd., (Restricted, cost - $224,895, acquired 4/16/20), 2.095% (1-Week USD-LIBOR + 2.000%) due 11/15/27(g)	225,717
292,458	NR	Herbalife Nutrition Ltd., 2.896% (1-Month USD-LIBOR + 2.750%) due 8/18/25	291,864
326,050	NR	Hillman Group Inc., 4.146% (1-Month USD-LIBOR + 4.000%) due 5/30/25	324,012
497,449	NR	IRB Holding Corp., (Restricted, cost - $450,526, acquired 4/17/20), 3.750% (3-Month USD-LIBOR + 2.750%) due 2/5/25(g)	489,761
248,688	NR	Jaguar Holding Company I LLC, (Restricted, cost - $245,030, acquired 4/8/20), 3.500% (1-Month USD-LIBOR + 2.500%) due 8/18/22(g)	248,571
39,500	NR	Jane Street Group LLC, (Restricted, cost - $39,395, acquired 8/16/19), 3.233% (3-Month USD-LIBOR + 3.000%) due 1/31/25(g)	39,332
424,625	NR	JetBlue Airways Corp., (Restricted, cost - $423,680, acquired 6/12/20), 6.250% (3-Month USD-LIBOR + 5.250%) due 6/17/24(g)	432,676
200,000	NR	Level 3 Financing Inc., (Restricted, cost - $192,588, acquired 5/22/20), 1.896% (1-Month USD-LIBOR + 1.750%) due 3/1/27(g)	195,714
81,048	NR	LifePoint Health Inc., (Restricted, cost - $80,914, acquired 2/11/20), 3.896% (1-Month USD-LIBOR + 3.750%) due 11/16/25(g)	80,048
78,992	NR	McAfee LLC, (Restricted, cost - $79,079, acquired 8/16/19), 3.896% (1-Month USD-LIBOR + 3.750%) due 9/30/24(g)	78,948
39,843	NR	Michaels Stores Inc., (Restricted, cost - $38,702, acquired 9/17/20), 4.250% (1-Month USD-LIBOR + 3.500%) due 10/1/27(g)	39,345
320,000	NR	Mileage Plus Holdings LLC, (Restricted, cost - $313,970, acquired 6/25/20), 6.250% (3-Month USD-LIBOR + 5.250%) due 6/21/27(g)	330,691
224,527	NR	Nexstar Broadcasting Inc., (Restricted, cost - $217,424, acquired 4/8/20), 2.899% (1-Month USD-LIBOR + 2.750%) due 9/18/26(g)	222,297
267,655	NR	Nielsen Finance LLC, 4.750% (1-Month USD-LIBOR + 3.750%) due 6/4/25	268,592
359,058	NR	Petco Animal Supplies Inc., (Restricted, cost - $339,097, acquired 10/26/20), 4.250% (3-Month USD-LIBOR + 3.250%) due 1/26/23(g)	339,981
465,679	NR	PetSmart Inc., 4.500% (3-Month USD-LIBOR + 3.500%) due 3/11/22	463,981
248,747	NR	Phoenix Guarantor Inc., (Restricted, cost - $233,161, acquired 4/8/20), 3.400% (1-Month USD-LIBOR + 3.250%) due 3/5/26(g)	245,793
633,544	NR	Playtika Holding Corp., 7.000% (3-Month USD-LIBOR + 6.000%) due 12/10/24	637,466
149,246	NR	Prime Security Services Borrower LLC, (Restricted, cost - $143,404, acquired 5/21/20), 4.250% (3-Month USD-LIBOR + 3.250%) due 9/23/26(g)	148,666

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 5.4% - (continued)
$ 50,000	NR	Radiology Partners Inc., (Restricted, cost - $46,842, acquired 5/21/20), 4.800% (1-Month USD-LIBOR + 4.250%/3-Month USD-LIBOR + 4.250%) due 7/9/25(g)	$48,354
80,913	NR	Radnet Management Inc., (Restricted, cost - $80,824, acquired 8/16/17), 4.770% (3-Month USD-LIBOR + 2.750%) due 6/30/23(g)	80,741
22,667	NR	Science Applications International Corp., (Restricted, cost - $22,463, acquired 3/5/20), 2.396% (1-Month USD-LIBOR + 2.250%) due 3/12/27(g)	22,546
317,509	NR	Sedgwick Claims Management Services Inc., (Restricted, cost - $299,642, acquired 4/30/20), 3.396% (1-Month USD-LIBOR + 3.250%) due 12/31/25(g)	310,894
460,000	NR	SkyMiles IP Ltd., (Restricted, cost - $455,521, acquired 9/16/20), 4.750% (3-Month USD-LIBOR + 3.750%) due 10/20/27(g)	471,272
33,568	NR	Spectacle Gary Holdings LLC, 11.000% (3-Month USD-LIBOR + 9.000%) due 12/23/25	32,802
74,510	NR	Spencer Spirit IH LLC, (Restricted, cost - $73,327, acquired 6/14/19), 6.143% (3-Month USD-LIBOR + 5.000%)) due 6/19/26(g)(h)	67,990
90,609	NR	SS&C Technologies Holdings Inc., 1.896% (1-Month USD-LIBOR + 1.750%) due 4/16/25	89,465
49,600	NR	Terrier Media Buyer Inc., (Restricted, cost - $49,386, acquired 12/12/19), 4.396% (1-Month USD-LIBOR + 4.250%) due 12/17/26(g)	49,085
318,396	NR	TransDigm Inc., (Restricted, cost - $290,473, acquired 4/8/20), 2.396% (1-Month USD-LIBOR + 2.250%) due 12/9/25(g)	309,358
9,253	NR	U.S. Renal Care Inc., (Restricted, cost - $9,106, acquired 6/14/19), 5.146% (1-Month USD-LIBOR + 5.000%) due 6/26/26(g)	9,195
348,182	NR	US Foods Inc., (Restricted, cost - $334,094, acquired 4/8/20), 1.896% (1-Month USD-LIBOR + 1.750%) due 6/27/23(g)	337,836
318,374	NR	Verscend Holding Corp., (Restricted, cost - $305,187, acquired 4/8/20), 4.646% (1-Month USD-LIBOR + 4.500%) due 8/27/25(g)	317,976
250,000	NR	VICI Properties 1 LLC, (Restricted, cost - $236,437, acquired 4/8/20), 1.896% (1-Month USD-LIBOR + 1.750%) due 12/20/24(g)	244,119
230,000	NR	Virgin Media Bristol LLC, (Restricted, cost - $224,161, acquired 4/16/20), 2.641% (1-Month USD-LIBOR + 2.500%) due 1/31/28(g)	226,083
228,850	NR	VS Buyer LLC, (Restricted, cost - $224,672, acquired 4/17/20), 3.396% (1-Month USD-LIBOR + 3.250%) due 2/28/27(g)	226,705
238,537	NR	Whatabrands LLC, (Restricted, cost - $231,790, acquired 4/17/20), 2.890% (1-Month USD-LIBOR + 2.750%) due 7/31/26(g)	235,214

		TOTAL SENIOR LOANS (Cost - $15,095,135)	15,438,602

Shares/Units
PREFERRED STOCKS - 0.3%
CONSUMER CYCLICAL - 0.3%
Distribution/Wholesale - 0.3%
22,182		WESCO International Inc., 10.625% (5-Year CMT Index + 10.325%)(c)(d)	680,544

FINANCIALS - 0.0%
Banks - 0.0%
3,884		GMAC Capital Trust I, 6.007% (3-Month USD-LIBOR + 5.785%) due 2/15/40(c)	100,945

Diversified Financial Services - 0.0%
450		B. Riley Financial Inc., 6.875% due 9/30/23	11,241

		TOTAL FINANCIALS	112,186

		TOTAL PREFERRED STOCKS (Cost - $702,600)	792,730

CLOSED END MUTUAL FUND SECURITY - 0.2%
FINANCIAL - 0.2%
Capital Markets - 0.2%
4,750		iShares® iBoxx High Yield Corporate Bond ETF
		(Cost - $368,030)	410,020

COMMON STOCKS - 0.1%
COMMUNICATIONS - 0.0%
Advertising - 0.0%
802		Clear Channel Outdoor Holdings Inc., Class A Shares*	1,211

Media - 0.0%
168		iHeartMedia Inc., Class A Shares*(h)	2,009

		TOTAL COMMUNICATIONS	3,220

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
17,453		Hercules Offshore Inc.*#(h)(i)	13,053

Oil & Gas - 0.1%
21,784		Berry Corp.	83,650
338		EP Energy Corp.*	8,281
1,603		Oasis Petroleum Inc.*	54,823
13,508		Southwestern Energy Co.*	42,010

		Total Oil & Gas	188,764

		TOTAL ENERGY	201,817

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units		Security	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
68		MWO Holdings, (Restricted, cost - $208,716, acquired 6/30/11), ADR,*#(g)(h)(i)	$6,869

		TOTAL COMMON STOCKS (Cost - $2,291,816)	211,906

CONVERTIBLE PREFERRED STOCK - 0.1%
CONSUMER NON-CYCLICAL - 0.1%
Pharmaceuticals - 0.1%
3,000		Becton Dickinson & Co., 6.000% due 6/1/23 (Cost - $154,817)	155,580

Face Amount/Units†	Rating††
SOVEREIGN BONDS - 0.0%
Argentina - 0.0%
		Argentine Republic Government International Bonds:
$ 9,647	CCC+	1.000% due 7/9/29	4,119
51,375	CCC+	0.125% due 7/9/30	20,165
94,124	CCC+	0.125% due 7/9/35	33,226

		TOTAL SOVEREIGN BONDS (Cost - $78,067)	57,510

Shares/Units
WARRANT - 0.0%
Media - 0.0%
$ 853		iHeartMedia Inc., (Restricted, cost - $4,488, acquired 8/28/19), expires 5/1/39*(g) (Cost - $4,488)	10,424

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $260,193,246)	276,924,715

Face Amount†
SHORT-TERM INVESTMENTS - 2.1%
TIME DEPOSITS - 2.1%
$ 2,861,649		BNP Paribas - Paris, 0.010% due 12/1/20	2,861,649
1,739,779		Citibank - New York, 0.010% due 12/1/20	1,739,779
1,455,582		JPMorgan Chase & Co. - New York, 0.010% due 12/1/20	1,455,582

		TOTAL TIME DEPOSITS (Cost - $6,057,010)	6,057,010

		TOTAL SHORT-TERM INVESTMENTS (Cost - $6,057,010)	6,057,010

		TOTAL INVESTMENTS - 99.7% (Cost - $266,250,256)	282,981,725

		Other Assets in Excess of Liabilities - 0.3%	991,335

		TOTAL NET ASSETS - 100.0%	$283,973,060

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $170,092,788 and represents 59.9% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is currently in default.
(g)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2020, amounts to $10,372,027 and represents 3.7% of net assets.
(h)	Illiquid security.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value.

At November 30, 2020, for High Yield Fund the aggregate cost of investments, the  aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Fund	$266,250,256	$19,626,665	$(2,895,196)	$16,731,469

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CMT	—	Constant Maturity Treasury Rate
ETF	—	Exchange-Traded Fund
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

Summary of Investments by Security Type^
Corporate Bonds & Notes	91.8%
Senior Loans	5.5
Preferred Stocks	0.3
Closed End Mutual Fund Security	0.1
Common Stocks	0.1
Convertible Preferred Stock	0.1
Sovereign Bonds	0.0	*
Warrant	0.0	*
Short-Term Investments	2.1

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See pages 259-261 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 53.8%
FHLMC - 0.1%
$ 162,000		Federal Home Loan Mortgage Corp. (FHLMC), 3.500% due 10/1/39 - 4/1/50	$171,161

FNMA - 52.5%
		Federal National Mortgage Association (FNMA):
15,600,000		3.500% due 1/1/51(a)	16,476,860
817,915		3.500% due 10/1/34 - 7/1/50	872,567
26,117		3.210% (1-Year CMT Index + 2.360%) due 11/1/34(b)	27,547
1,777		6.500% due 8/1/37	1,849
21,400,000		4.000% due 12/1/50 - 1/1/51(a)	22,842,899
985,719		4.000% due 3/1/49 - 6/1/50	1,054,108
374,526		3.000% due 10/1/49	405,173
11,000,000		2.000% due 12/1/50 - 2/1/51(a)	11,379,938
18,000,000		2.500% due 12/1/50 - 2/1/51(a)	18,805,861

		Total FNMA	71,866,802

GNMA - 1.2%
		Government National Mortgage Association II (GNMA):
1,500,000		2.000% due 12/1/50(a)	1,569,383
1,626		6.000% due 9/20/38	1,780

		Total GNMA	1,571,163

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost - $72,925,847)	73,609,126

SOVEREIGN BONDS - 48.4%
Argentina - 0.0%
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(c)	1,583
4,960,000	ARS	Bonos del Tesoro Nacional en Pesos Badlar, 33.764% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(b)(c)	59,476
780,000	ARS	Ciudad Autonoma de Buenos Aires, 37.931% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(b)(c)	9,583
460,000	ARS	Provincia de Buenos Aires, 35.954% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(b)(c)(d)	4,115

		Total Argentina	74,757

Australia - 1.5%
		Australia Government Bonds:
800,000	AUD	3.000% due 3/21/47	734,246
500,000	AUD	1.750% due 6/21/51	355,256
500,000	AUD	New South Wales Treasury Corp., 2.000% due 3/20/31	395,475
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	231,047
200,000	AUD	Queensland Treasury Corp., 1.750% due 8/21/31(d)	154,262
150,000	AUD	Treasury Corp. of Victoria, 4.250% due 12/20/32	145,342

		Total Australia	2,015,628

Canada - 1.8%
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,490,598

France - 5.8%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,858,725
3,000,000	EUR	2.000% due 5/25/48(d)	5,229,817
600,000	EUR	0.750% due 5/25/52(d)	799,485

		Total France	7,888,027

Israel - 1.4%
4,600,000	ILS	Israel Government Bonds - Fixed, 1.000% due 4/30/21	1,405,013
200,000		Israel Government International Bonds, 3.250% due 1/17/28	228,170
200,000		State of Israel, 3.800% due 5/13/60	236,877

		Total Israel	1,870,060

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Italy - 4.8%
		Italy Buoni Poliennali Del Tesoro:
900,000	EUR	0.350% due 2/1/25	$1,095,131
1,700,000	EUR	1.850% due 7/1/25(d)	2,204,885
2,050,000	EUR	1.700% due 9/1/51(d)	2,566,162
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	701,186

		Total Italy	6,567,364

Japan - 15.0%
		Development Bank of Japan Inc.:
$ 200,000		2.000% due 10/19/21	202,736
1,200,000		2.500% due 10/18/22	1,245,091
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(d)	503,156
200,000		2.625% due 4/20/22(d)	205,992
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,555,526
310,000,000	JPY	1.400% due 9/20/45	3,584,689
152,000,000	JPY	0.500% due 9/20/46	1,442,932
168,000,000	JPY	0.700% due 12/20/48	1,653,978
170,000,000	JPY	0.500% due 3/20/49	1,586,147
		Japan Government Twenty Year Bonds:
150,000,000	JPY	1.300% due 6/20/35	1,658,424
181,000,000	JPY	1.200% due 9/20/35	1,977,945
190,000,000	JPY	1.000% due 12/20/35	2,022,446
40,000,000	JPY	0.400% due 3/20/36	391,796
110,655,600	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,064,265
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(d)	402,564

		Total Japan	20,497,687

Kuwait - 0.7%
900,000		Kuwait International Government Bonds, 3.500% due 3/20/27	1,025,982

Lithuania - 0.5%
500,000	EUR	Lithuania Government Bonds, 0.100% due 4/1/23	601,499
100,000		Lithuania Government International Bonds, 6.125% due 3/9/21	101,686

		Total Lithuania	703,185

Malaysia - 0.7%
		Malaysia Government Bonds:
1,100,000	MYR	3.906% due 7/15/26	290,080
700,000	MYR	3.502% due 5/31/27	181,189
		Malaysia Government Investment Issues:
500,000	MYR	3.655% due 10/15/24	129,876
600,000	MYR	4.369% due 10/31/28	163,569
700,000	MYR	4.130% due 7/9/29	188,355

		Total Malaysia	953,069

New Zealand - 0.0%
100,000	NZD	New Zealand Government Bonds, 1.750% due 5/15/41	72,286

Peru - 1.2%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28	447,693
1,300,000	PEN	6.350% due 8/12/28(d)	447,694
400,000	PEN	5.940% due 2/12/29(d)	134,643
800,000	PEN	5.940% due 2/12/29(d)	269,286
700,000	PEN	6.950% due 8/12/31(d)	244,918
200,000	PEN	5.350% due 8/12/40(d)	54,306

		Total Peru	1,598,540

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Poland - 0.6%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	$812,622

Qatar - 1.4%
		Qatar Government International Bonds:
$ 1,000,000		3.875% due 4/23/23	1,075,393
500,000		4.500% due 4/23/28	605,754
200,000		4.400% due 4/16/50(d)	265,165

		Total Qatar	1,946,312

Saudi Arabia - 0.9%
1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	1,219,302

Slovenia - 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	287,725

Spain - 7.7%
		Autonomous Community of Catalonia:
100,000	EUR	4.900% due 9/15/21	124,297
100,000	EUR	4.220% due 4/26/35	158,671
		Spain Government Bonds:
300,000	EUR	0.250% due 7/30/24(d)	368,151
2,000,000	EUR	1.450% due 10/31/27(d)	2,662,236
1,500,000	EUR	1.400% due 7/30/28(d)	2,003,555
1,000,000	EUR	1.450% due 4/30/29(d)	1,346,316
1,500,000	EUR	1.250% due 10/31/30(d)	1,996,779
400,000	EUR	1.850% due 7/30/35(d)	576,299
1,100,000	EUR	1.000% due 10/31/50(d)	1,352,487

		Total Spain	10,588,791

United Arab Emirates - 0.5%
		Abu Dhabi Government International Bonds:
200,000		3.125% due 10/11/27(d)	224,500
200,000		3.125% due 4/16/30(d)	226,633
200,000		3.875% due 4/16/50(d)	248,673

		Total United Arab Emirates	699,806

United Kingdom - 3.7%
		United Kingdom Gilt:
1,400,000	GBP	3.250% due 1/22/44	2,818,862
700,000	GBP	3.500% due 1/22/45	1,476,342
300,000	GBP	1.750% due 1/22/49	491,084
200,000	GBP	0.625% due 10/22/50	250,705

		Total United Kingdom	5,036,993

		TOTAL SOVEREIGN BONDS
		(Cost - $59,012,499)	66,348,734

CORPORATE BONDS & NOTES - 25.3%
Argentina - 0.0%
1,390,000	ARS	YPF SA, Senior Unsecured Notes, 33.163% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 6.000%) due 3/4/21(b)(c)	17,984

Canada - 0.6%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(d)	128,031
300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(d)	308,908
400,000		Toronto-Dominion Bank (The), Covered Notes, 2.100% due 7/15/22(d)	411,674

		Total Canada	848,613

Cayman Islands - 1.6%
300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(d)	308,062
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(d)	206,178
500,000		4.303% due 1/19/29(d)	587,989
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	229,314
200,000		Sunac China Holdings Ltd., Senior Secured Notes, 7.875% due 2/15/22	205,000

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Cayman Islands - 1.6% - (continued)
$ 679,888		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 0.964% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(d)	$642,494

		Total Cayman Islands	2,179,037

Denmark - 4.6%
		Jyske Realkredit AS, Covered Notes:
1	DKK	1.500% due 10/1/37	—
1	DKK	2.000% due 10/1/47	—
2	DKK	3.000% due 10/1/47	1
6,750,893	DKK	1.000% due 10/1/50	1,091,203
1	DKK	1.500% due 10/1/50	—
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
2	DKK	1.500% due 10/1/37	—
1	DKK	2.500% due 10/1/37	—
1	DKK	2.500% due 10/1/47	—
9,486,976	DKK	1.000% due 10/1/50	1,532,771
304,564	DKK	1.500% due 10/1/50	50,073
1	DKK	2.000% due 10/1/50	—
		Nykredit Realkredit AS, Covered Notes:
1	DKK	2.500% due 10/1/36	—
1	DKK	1.500% due 10/1/37	—
1	DKK	2.000% due 10/1/47	—
1	DKK	2.500% due 10/1/47	—
14,440,174	DKK	1.000% due 10/1/50	2,325,851
3,800,130	DKK	1.500% due 10/1/50	623,703
3,799,825	DKK	1.000% due 10/1/53	612,003
		Realkredit Danmark AS, Covered Notes:
1	DKK	2.500% due 4/1/36	—
2	DKK	2.500% due 4/1/47	1

		Total Denmark	6,235,606

France - 0.8%
300,000	EUR	Auchan Holding SA, Senior Unsecured Notes, 3.250% due 7/23/27	412,023
		BNP Paribas SA, Senior Unsecured Notes:
100,000	GBP	3.375% due 1/23/26	149,346
300,000		1.904% (SOFR + 1.609%) due 9/30/28(b)(d)	305,395
250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(d)	269,091

		Total France	1,135,855

Germany - 2.4%
		Deutsche Bank AG, Senior Unsecured Notes:
400,000		1.031% (3-Month USD-LIBOR + 0.815%) due 1/22/21(b)	399,977
100,000		3.150% due 1/22/21	100,333
800,000		4.250% due 10/14/21	821,107
100,000	GBP	2.625% due 12/16/24	139,539
350,000		3.961% (SOFR + 2.581%) due 11/26/25(b)	379,470
300,000	EUR	2.625% due 2/12/26	390,423
200,000	EUR	1.625% due 1/20/27	247,162
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750 PIK) due 5/15/27(d)(e)	316,631
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, zero coupon (3-Month EURIBOR + 0.450%) due 7/6/21(b)	477,749

		Total Germany	3,272,391

Ireland - 0.2%
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(d)	205,025

Italy - 1.3%
		Banca Carige SpA, Covered Notes:
400,000	EUR	1.189% (1.700% - 3-Month EURIBOR) due 10/25/21(f)	479,742
400,000	EUR	0.977% (1.500% - 3-Month EURIBOR) due 5/25/22(f)	479,983

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Italy - 1.3% - (continued)
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	$123,776
200,000	EUR	Covered Notes, 0.875% due 10/8/26	251,202
200,000	EUR	Intesa Sanpaolo SpA, Junior Subordinated Notes, 7.000% (5-Year EUR Swap Rate + 6.884%)(b)(g)	240,266
200,000	EUR	UniCredit SpA, Junior Subordinated Notes, 9.250% (9.300% - 5-Year EUR Swap Rate)(f)(g)	263,809

		Total Italy	1,838,778

Japan - 0.1%
$ 200,000		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes, 2.091% due 9/14/21	202,260

Jersey Channel Islands - 0.1%
100,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	134,948

Luxembourg - 0.1%
200,000		NORD/LB Luxembourg SA Covered Bonds Bank, Covered Notes, 2.875% due 2/16/21	201,044

Netherlands - 0.8%
400,000		BMW Finance NV, Company Guaranteed Notes, 2.250% due 8/12/22(d)	412,569
200,000	EUR	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% - 5-Year EUR Swap Rate)(f)(g)	246,418
278,000		Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30	305,703
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(g)	79,669

		Total Netherlands	1,044,359

Portugal - 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(c)(h)	36,977
200,000	EUR	4.000% due 1/21/19(c)(h)	36,977

		Total Portugal	73,954

Singapore - 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(d)	203,782
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(d)	102,969

		Total Singapore	306,751

Spain - 0.2%
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes, 8.875% (9.177% - 5-Year EUR Swap Rate)(f)(g)	245,269

Supranational - 1.2%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	367,994
800,000	AUD	0.500% due 8/10/23	587,862
		European Union, Senior Unsecured Notes:
200,000	EUR	zero coupon, due 11/4/25	246,143
200,000	EUR	zero coupon, due 7/4/35	245,231
100,000	EUR	0.300% due 11/4/50	128,882

		Total Supranational	1,576,112

Switzerland - 1.5%
		Credit Suisse Group AG, Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(b)(d)	313,738
250,000		4.282% due 1/9/28(d)	288,850
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(d)	283,288
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	278,396
400,000		5.125% due 5/15/24	441,500
400,000		UBS Group AG, Senior Unsecured Notes, 1.171% (3-Month USD-LIBOR + 0.950%) due 8/15/23(b)(d)	403,642

		Total Switzerland	2,009,414

United Kingdom - 5.5%
600,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	663,858
		Barclays PLC:
600,000	GBP	Junior Subordinated Notes, 7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(b)(g)	894,276
200,000		Senior Unsecured Notes, 4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(b)	209,255
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	162,981
100,000	EUR	FCE Bank PLC, Senior Unsecured Notes, 1.660% due 2/11/21	119,544

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom - 5.5% - (continued)
		HSBC Holdings PLC:
$ 200,000		Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(g)	$223,897
		Senior Unsecured Notes:
300,000		1.220% (3-Month USD-LIBOR + 1.000%) due 5/18/24(b)	301,471
200,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(b)	217,720
100,000	GBP	Subordinated Notes, 6.750% due 9/11/28	177,908
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(b)(g)	278,749
200,000		Senior Unsecured Notes, 3.900% due 3/12/24	219,355
300,000		Subordinated Notes, 4.582% due 12/10/25	338,122
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 3.000% due 12/8/23	278,397
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(d)	212,644
		Natwest Group PLC:
		Junior Subordinated Notes:
200,000	GBP	5.125% (5-Year UK Government Note Generic Bid Yield + 4.985%)(b)(g)	275,558
200,000		6.000% (5-Year CMT Index + 5.625%)(b)(g)	219,300
400,000		8.625% (5-Year USD Swap Rate + 7.598%)(b)(g)	417,032
		Senior Unsecured Notes:
800,000		1.775% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	812,956
200,000		4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	217,800
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
400,000		4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(b)	444,278
600,000		3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(b)	676,526
97,091	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	176,518

		Total United Kingdom	7,538,145

United States - 4.0%
100,000		AbbVie Inc., Senior Unsecured Notes, 3.450% due 3/15/22	103,333
		AT&T Inc.:
200,000	EUR	Junior Subordinated Notes, 2.875% (3.140% - 5-Year EURIBOR ICE Swap Rate)(f)(g)	237,407
300,000	EUR	Senior Unsecured Notes, 1.800% due 9/5/26	390,529
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 1.175% (3-Month USD-LIBOR + 0.950%) due 6/1/21(b)(d)	395,822
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(b)(g)	224,476
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	62,033
700,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22	740,302
300,000		Daimler Finance North America LLC, Company Guaranteed Notes, 0.644% (3-Month USD-LIBOR + 0.430%) due 2/12/21(b)(d)	300,145
200,000		Dell International LLC/EMC Corp., Senior Secured Notes, 4.900% due 10/1/26(d)	234,692
400,000		Duke Energy Corp., Senior Unsecured Notes, 0.900% (3-Month USD-LIBOR + 0.650%) due 3/11/22(b)	402,831
200,000		Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 0.850% (3-Month USD-LIBOR + 0.600%) due 6/15/21(b)	200,532
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	201,965
100,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	98,349
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	102,261
		Fidelity National Information Services Inc.:
100,000	EUR	Company Guaranteed Notes, 0.750% due 5/21/23	121,908
		Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	119,336
100,000	GBP	1.700% due 6/30/22	135,891
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	EUR	0.172% (0.700% - 3-Month EURIBOR) due 12/1/24(f)	109,745
200,000		4.000% due 11/13/30	202,100
100,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 1.080% (3-Month USD-LIBOR + 0.850%) due 4/9/21(b)	100,125
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon, due 12/28/17(c)(h)	15,373
100,000		Pacific Gas & Electric Co., 1st Mortgage Notes, 3.450% due 7/1/25	107,801
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	105,141

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United States - 4.0% - (continued)
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
$ 300,000		1.154% (3-Month USD-LIBOR + 0.940%) due 11/12/21(b)(d)	$302,086
200,000		4.000% due 11/12/21(d)	206,787
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	309,569

		Total United States	5,530,539

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $32,860,285)	34,596,084

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5%
284,745		A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(d)	285,196
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 1.050% (1-Month USD-LIBOR + 0.900%) due 8/25/35(b)	392,995
206,209	EUR	Adagio IV CLO Ltd., Series IV-A, Class A2R, 1.100% due 10/15/29(d)	245,974
348,960	GBP	ALBA PLC, Series 2007-1, Class A3, 0.223% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(b)	445,200
550,456		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 0.630% (1-Month USD-LIBOR + 0.480%) due 5/25/35(b)	506,493
300,000	GBP	Avon Finance No 2 PLC, Series 2A , Class A , zero coupon, (Sterling Overnight Index Average - 0.900%) due 9/20/48(b)(d)	399,669
15,073		Banc of America Funding Trust, Series 2006-A, Class 1A1, 2.950% due 2/20/36(b)	14,770
216,221		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.927% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(d)	208,271
		Bear Stearns Adjustable Rate Mortgage Trust:
3,294		Series 2003-5, Class 1A2, 2.879% due 8/25/33(b)	3,351
4,744		Series 2003-7, Class 6A, 2.721% due 10/25/33(b)	4,797
13,680		Series 2004-2, Class 22A, 3.677% due 5/25/34(b)	13,191
5,451		Series 2004-2, Class 23A, 3.116% due 5/25/34(b)	4,922
60,490		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 3.016% due 1/26/36(b)	47,846
195,318	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(b)(d)	232,937
250,000	EUR	Cairn CLO VII BV, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(d)	298,066
305,271		California Street CLO XII Ltd., Series 2013-12A, Class AR, 1.267% (3-Month USD-LIBOR + 1.030%) due 10/15/25(b)(d)	304,980
		Countrywide Alternative Loan Trust:
5,707		Series 2005-21CB, Class A3, 5.250% due 6/25/35	5,372
30,487		Series 2007-7T2, Class A9, 6.000% due 4/25/37	18,951
41,879		Series 2007-11T1, Class A12, 0.500% (1-Month USD-LIBOR + 0.350%) due 5/25/37(b)	13,632
22,794		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	17,890
		Countrywide Asset-Backed Certificates:
102,280		Series 2006-18, Class 2A2, 0.310% (1-Month USD-LIBOR + 0.160%) due 3/25/37(b)	101,764
400,000		Series 2007-9, Class 2A4, 0.400% (1-Month USD-LIBOR + 0.250%) due 2/25/36(b)	373,122
74,219		Series 2007-12, Class 1A1, 0.890% (1-Month USD-LIBOR + 0.740%) due 8/25/47(b)	72,616
597,127		Series 2007-13, Class 1A, 0.990% (1-Month USD-LIBOR + 0.840%) due 10/25/47(b)	587,137
244,670		Series 2007-SEA2, Class 1A1, 1.150% (1-Month USD-LIBOR + 1.000%) due 8/25/47(b)(d)	244,776
		Countrywide Home Loan Mortgage Pass-Through Trust:
1,657		Series 2004-12, Class 11A1, 3.086% due 8/25/34(b)	1,640
64,358		Series 2005-2, Class 1A1, 0.790% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	56,943
5,811		Series 2005-3, Class 2A1, 0.730% (1-Month USD-LIBOR + 0.580%) due 4/25/35(b)	5,455
65,082		Series 2005-9, Class 1A3, 0.610% (1-Month USD-LIBOR + 0.460%) due 5/25/35(b)	57,689
20,019		Series 2005-11, Class 3A1, 2.687% due 4/25/35(b)	17,481
17,190		Series 2005-HYB9, Class 3A2A, 2.195% (1-Year USD-LIBOR + 1.750%) due 2/20/36(b)	15,123
631,977		Series 2007-4, Class 1A47, 6.000% due 5/25/37	452,436
105,757		Series 2007-19, Class 2A1, 6.500% due 11/25/47	79,578
359,897		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 0.750% (1-Month USD-LIBOR + 0.600%) due 9/25/37(b)	357,503
		Credit Suisse Mortgage Capital Trust:
35,200		Series 2007-5R, Class A5, 6.500% due 7/26/36	14,576
379,786		Series 2019-RPL9, Class A1, 3.041% due 10/27/59(b)(d)	383,926
389,574		Crown Point CLO 6 Ltd., Series 2018-6A, Class A1, 1.388% (3-Month USD-LIBOR + 1.170%) due 10/20/28(b)(d)	389,144
149,419		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	53,795
554,285		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 0.900% (1-Month USD-LIBOR + 0.750%) due 10/25/47(b)	510,142
300,000	EUR	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(b)(d)	357,861
213,997	GBP	Durham Mortgages A PLC, Series 2018-AX, Class A, 0.618% (3-Month GBP-LIBOR + 0.550%) due 3/31/53(b)	285,111
570,321		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 1.200% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(d)	570,496

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% - (continued)
166,450	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.209% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(b)	$215,781
356,885	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.010% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(b)	471,972
$ 84,537		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 1.144% (3-Month USD-LIBOR + 0.920%) due 5/28/28(b)(d)	84,115
		Federal Home Loan Mortgage Corp. (FHLMC):
22,313		Series T-35, Class A, 0.290% (1-Month USD-LIBOR + 0.140%) due 9/25/31(b)	22,133
30,342		Series T-62, Class 1A1, 1.943% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	31,133
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
22,832		Series 2391, Class FJ, 0.641% (1-Month USD-LIBOR + 0.500%) due 4/15/28(b)	22,905
36,140		Series 2614, Class SJ, 19.275% (19.663% - 2.75% x 1-Month USD-LIBOR) due 5/15/33(f)	55,984
150,911		Series 4579, Class FD, 0.499% (1-Month USD-LIBOR + 0.350%) due 1/15/38(b)	150,859
150,911		Series 4579, Class SD, 2.782% due 1/15/38(b)(i)	8,711
5,504		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	6,489
		Federal National Mortgage Association (FNMA), REMICS:
5,524		Series 2003-34, Class A1, 6.000% due 4/25/43	6,418
9,663		Series 2006-48, Class TF, 0.550% (1-Month USD-LIBOR + 0.400%) due 6/25/36(b)	9,724
85,611		Series 2009-104, Class FA, 0.950% (1-Month USD-LIBOR + 0.800%) due 12/25/39(b)	85,541
40,069		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	46,574
62,297		Figueroa CLO Ltd., Series 2014-1A, Class AR, 1.137% (3-Month USD-LIBOR + 0.900%) due 1/15/27(b)(d)	62,356
158,284		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 0.870% (1-Month USD-LIBOR + 0.720%) due 10/25/35(b)	157,863
22,877		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.191% due 11/19/35(b)	21,141
		Government National Mortgage Association (GNMA):
377,121		Series 2016-H15, Class FA, 0.940% (1-Month USD-LIBOR + 0.800%) due 7/20/66(b)	381,884
35,763		Series 2017-121, Class PE, 3.000% due 7/20/46	36,589
		GSR Mortgage Loan Trust:
9,935		Series 2003-1, Class A2, 2.930% (1-Year CMT Index + 1.750%) due 3/25/33(b)	9,878
127,218		Series 2005-AR7, Class 2A1, 3.835% due 11/25/35(b)	127,781
300,000		Gulf Stream Meridian 2 Ltd., Series 2020-IIA, Class A1A2, zero coupon (3-Month USD-LIBOR + 1.400%) due 10/15/29(d)(f)	300,209
		Harborview Mortgage Loan Trust:
15,907		Series 2005-2, Class 2A1A, 0.590% (1-Month USD-LIBOR + 0.440%) due 5/19/35(b)	15,034
35,587		Series 2005-3, Class 2A1A, 0.630% (1-Month USD-LIBOR + 0.480%) due 6/19/35(b)	35,133
71,890		Series 2006-SB1, Class A1A, 1.593% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	67,352
94,601		Series 2007-1, Class 2A1A, 0.280% (1-Month USD-LIBOR + 0.130%) due 3/19/37(b)	89,804
422,779	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.104% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)(d)	564,583
270,747		Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(b)(d)	273,944
		JPMorgan Mortgage Trust:
2,615		Series 2003-A2, Class 3A1, 2.230% due 11/25/33(b)	2,659
1,001		Series 2005-A1, Class 6T1, 3.344% due 2/25/35(b)	957
30,243		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.420% due 7/27/37(b)(d)	30,476
489,546	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.221% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(b)	621,469
300,000		Manhattan West, Series 2020-1MW, Class A, 2.130% due 9/10/39(d)	312,629
4,040		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 2.563% due 2/25/33(b)	3,928
677,624		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(d)	680,311
306,748		Monarch Grove CLO, Series 2018-1A, Class A1, 1.095% (3-Month USD-LIBOR + 0.880%) due 1/25/28(b)(d)	304,143
		New Residential Mortgage Loan Trust:
345,874		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(d)	363,823
358,864		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(d)	376,239
602,075	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.221% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(b)	763,388
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 0.690% (1-Month USD-LIBOR + 0.540%) due 5/25/36(b)	371,582
84,848		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 0.290% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	78,342
100,870		RAAC Trust, Series 2007-SP3, Class A1, 1.350% (1-Month USD-LIBOR + 1.200%) due 9/25/47(b)	101,382
		RALI Trust:
125,401		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	122,221
51,938		Series 2007-QO2, Class A1, 0.300% (1-Month USD-LIBOR + 0.150%) due 2/25/47(b)	27,947
74,065	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(d)	58,430

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.5% - (continued)
		Residential Asset Securitization Trust:
$ 16,428		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	$11,244
43,462		Series 2006-R1, Class A2, 0.550% (1-Month USD-LIBOR + 0.400%) due 1/25/46(b)	11,781
200,000	GBP	Residential Mortgage Securities 32 PLC, Series 2032, Class A, zero coupon, (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(d)	268,108
232,111	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.219% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(b)	296,943
		RMAC Securities No 1 PLC:
221,905	GBP	Series 2006-NS1X, Class A2A, 0.210% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	282,953
423,861	GBP	Series 2006-NS3X, Class A2A, 0.210% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	539,008
		Soundview Home Loan Trust:
777,124		Series 2006-3, Class A3, 0.310% (1-Month USD-LIBOR + 0.160%) due 11/25/36(b)	773,653
1,300,000		Series 2006-3, Class A4, 0.400% (1-Month USD-LIBOR + 0.250%) due 11/25/36(b)	1,227,589
273,803		SP-STATIC CLO 1 Ltd., Series 2020-1A, Class A, 1.616% (3-Month USD-LIBOR + 1.400%) due 7/22/28(b)(d)	274,334
		Structured Adjustable Rate Mortgage Loan Trust:
4,552		Series 2004-1, Class 4A1, 3.136% due 2/25/34(b)	4,479
15,534		Series 2004-4, Class 3A2, 2.722% due 4/25/34(b)	15,584
30,192		Series 2004-19, Class 2A1, 2.143% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	28,295
		Structured Asset Mortgage Investments II Trust:
38,229		Series 2005-AR2, Class 2A1, 0.610% (1-Month USD-LIBOR + 0.460%) due 5/25/45(b)	37,495
52,118		Series 2005-AR8, Class A1A, 0.430% (1-Month USD-LIBOR + 0.280%) due 2/25/36(b)	49,163
32,370		Series 2006-AR5, Class 1A1, 0.360% (1-Month USD-LIBOR + 0.210%) due 5/25/36(b)	30,252
159,030		Series 2007-AR4, Class A3, 0.370% (1-Month USD-LIBOR + 0.220%) due 9/25/47(b)	141,368
80,751		Series 2007-AR6, Class A1, 2.243% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	77,213
57,187		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 0.430% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(d)	51,632
295,737		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.179% (3-Month USD-LIBOR + 0.950%) due 7/14/26(b)(d)	295,165
27,453		THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 1.117% (3-Month USD-LIBOR + 0.880%) due 1/15/26(b)(d)	27,449
300,000	EUR	Tikehau CLO II BV, Series 2A, Class AR, 0.880% (3-Month EURIBOR + 0.880%) due 12/7/29(b)(d)	358,045
400,000	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month EURIBOR + 0.900%) due 10/15/30(b)(d)	477,273
544,734	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.956% (Sterling Overnight Index Average + 0.900%) due 7/20/45(b)(d)	725,507
289,425	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 0.955% (Sterling Overnight Index Average + 0.900%) due 5/20/45(b)	385,542
		Towd Point Mortgage Trust:
1,157,917		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(d)	1,217,977
326,440		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(d)	339,332
400,000		Tralee CLO V Ltd., Series 2018-5A, Class A1, 1.328% (3-Month USD-LIBOR + 1.110%) due 10/20/28(b)(d)	397,337
314,198		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 1.087% (3-Month USD-LIBOR + 0.850%) due 1/15/28(b)(d)	311,952
92,222		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.117% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(d)	91,572
		WaMu Mortgage Pass-Through Certificates Trust:
7,155		Series 2002-AR9, Class 1A, 2.143% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	6,896
2,027		Series 2003-AR5, Class A7, 3.748% due 6/25/33(b)	2,029
128,573		Series 2003-AR9, Class 2A, 2.780% due 9/25/33(b)	123,713
199,595		Series 2004-AR1, Class A, 3.805% due 3/25/34(b)	207,492
28,424		Series 2005-AR13, Class A1A1, 0.730% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	27,894
33,451		Series 2006-AR10, Class 2A1, 3.073% due 9/25/36(b)	31,349
60,006		Series 2006-AR13, Class 2A, 2.023% (11th District Cost of Funds Index + 1.500%) due 10/25/46(b)	57,214
19,699		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.683% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	13,762
73,070		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.604% due 12/25/32(b)	73,084

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $25,457,653)	25,326,311

U.S. GOVERNMENT OBLIGATIONS - 2.6%
100,000		U.S. Treasury Bonds, 1.625% due 11/15/50(j)	101,312
708,673		U.S. Treasury Inflation Indexed Bonds, 0.250% due 2/15/50(j)(k)	842,572
		U.S. Treasury Inflation Indexed Notes:
214,050		0.125% due 4/15/22(j)	217,489
314,358		0.625% due 4/15/23(j)	328,385
1,055,190		0.500% due 1/15/28(k)	1,181,478

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
U.S. GOVERNMENT OBLIGATIONS - 2.6% - (continued)
$ 800,000		U.S. Treasury Notes, 2.875% due 4/30/25(j)(k)	$890,094

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,280,388)	3,561,330

ASSET-BACKED SECURITIES - 0.6%
Automobiles - 0.5%
97,368		Bank of The West Auto Trust, Series 2019-1, Class A2, 2.400% due 10/17/22(d)	97,771
209,469		DT Auto Owner Trust, Series 2020-2A, Class A, 1.140% due 1/16/24(d)	210,387
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(d)	427,409

		Total Automobiles	735,567

Student Loans - 0.1%
62,768		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.165% (3-Month USD-LIBOR + 0.950%) due 4/25/38(b)	62,611

		TOTAL ASSET-BACKED SECURITIES (Cost - $769,532)	798,178

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $194,306,204)	204,239,763

SHORT-TERM INVESTMENTS - 2.9%
SOVEREIGN BOND - 1.1%
Japan - 1.1%
160,000,000	JPY	Japan Treasury Discount Bills, (0.089)% due 1/18/21(l) (Cost - $1,513,717)	1,532,929

TIME DEPOSITS - 1.5%
969,244		ANZ National Bank - London, 0.010% due 12/1/20	969,244
		BBH - Grand Cayman:
19,947	CHF	(1.420)% due 12/1/20	21,951
2,486	DKK	(0.650)% due 12/1/20	398
29,048	SEK	(0.280)% due 12/1/20	3,387
4,887	NOK	(0.250)% due 12/1/20	549
211,386	AUD	(0.160)% due 12/1/20	155,168
452	HKD	0.000% due 12/1/20	58
4,413	NZD	0.000% due 12/1/20	3,094
38,391	CAD	0.010% due 12/1/20	29,559
154	SGD	0.020% due 12/1/20	115
9,672	ZAR	3.250% due 12/1/20	625
		Citibank - London:
57,556	EUR	(0.690)% due 12/1/20	68,653
96,615	GBP	0.010% due 12/1/20	128,789
570,048		Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	570,048
6,083,006	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.260)% due 12/1/20	58,266

		TOTAL TIME DEPOSITS (Cost - $2,009,904)	2,009,904

U.S. GOVERNMENT OBLIGATIONS - 0.3%
		U.S. Treasury Bills:
71,000		0.065% due 2/11/21(j)(l)	70,991
336,000		0.074% due 2/18/21(j)(l)	335,945

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $406,936)	406,936

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,930,557)	3,949,769

		TOTAL INVESTMENTS IN SECURITIES (Cost - $198,236,761)	208,189,532

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $134,184)	56,756

		TOTAL INVESTMENTS - 152.1% (Cost - $198,370,945)	208,246,288

		Liabilities in Excess of Other Assets - (52.1)%	(71,352,312)

		TOTAL NET ASSETS - 100.0%	$136,893,976

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(c)	Illiquid security.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $44,746,375 and represents 32.7% of net assets.

(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2020.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is currently in default.
(i)	Interest only security.
(j)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(k)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(l)	Rate shown represents yield-to-maturity.

At November 30, 2020, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Fixed Income Fund	$198,370,945	$16,200,802	$(7,360,732)	$8,840,070

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	35.3%
Sovereign Bonds	31.9
Corporate Bonds & Notes	16.6
Collateralized Mortgage Obligations	12.2
U.S. Government Obligations	1.7
Asset-Backed Securities	0.4
Purchased Options	0.0 *
Short-Term Investments	1.9

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate		Value
800,000	$1,803		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/13/21		1.300%	$7,735
100,000	225		OTC 30-Year Swaption, 3-Month USD-LIBOR, Call	BNP	10/29/21		1.306%	6,378
100,000	225		OTC 30-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/22/21		1.365%	7,097
400,000	902		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21		1.758%	7,927
100,000	225		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BNP	10/29/21		1.306%	6,759
1,000,000	2,254		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21		2.175%	8,012
600,000	1,352		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21		2.300%	5,479
100,000	225		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/22/21		1.365%	5,929

			Total Interest Rate Swaptions					$55,316

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
22	3,706,120	EUR	Euro-OAT January Futures, Put	SOG	12/23/20	EUR	160.00	$262
54	9,095,220	EUR	Euro-OAT March Futures, Put	SOG	2/19/21	EUR	151.00	644
24	2,697,360	EUR	Euro-Schatz March Futures, Call	SOG	2/19/21	EUR	115.00	143
50	$6,300,000		U.S. Treasury 5-Year Note March Futures, Put	CITI	2/19/21		$118.00	391
5,000,000	360,000,000		OTC Federal national Mortgage Association (FNMA) 30-Year December Futures, Put	JPM	12/7/20		$72.00	—
8,000,000	568,000,000		OTC Federal national Mortgage Association (FNMA) 30-Year December Futures, Put	JPM	12/7/20		$74.00	—

			Total Options on Futures					$1,440

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $134,184)					$56,756

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	$130,302		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	BNP	12/16/20	1.000%	$4
400,000	260,604		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	BNP	1/20/21	1.000%	155
100,000	65,151		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	BNP	12/16/20	1.200%	—
300,000	195,453		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	BCLY	12/16/20	1.000%	5
300,000	195,453		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	DUB	12/16/20	1.000%	5
600,000	390,906		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	GSC	12/16/20	1.000%	11
100,000	65,151		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	JPM	12/16/20	1.000%	2
200,000	217,604		OTC Markit CDX North America High Yield Series 35 5-Year Index, Put	DUB	12/16/20	93.000%	1
300,000	153,525		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	GSC	12/16/20	0.475%	128
300,000	153,525		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Call	GSC	12/16/20	0.500%	299
200,000	102,350		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BNP	1/20/21	1.000%	41
300,000	153,525		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	1/20/21	0.900%	89
200,000	102,350		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	1/20/21	1.000%	41
200,000	102,350		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BOA	1/20/21	1.100%	29
800,000	409,400		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	BCLY	1/20/21	1.100%	114
300,000	153,525		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	DUB	2/17/21	0.900%	168
100,000	51,175		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	DUB	1/20/21	0.950%	25
400,000	204,700		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	12/16/20	0.800%	10
300,000	153,525		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	1/20/21	0.800%	124
500,000	255,875		OTC Markit CDX North America Investment Grade Series 35 5-Year Index, Put	GSC	12/16/20	0.900%	6
100,000	49,549	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Call	BNP	12/16/20	0.450%	14
300,000	148,647	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Call	BNP	12/16/20	0.475%	151
200,000	99,098	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Call	BOA	12/16/20	0.450%	28
300,000	148,647	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Call	BOA	12/16/20	0.475%	151
800,000	396,392	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Call	DUB	12/16/20	0.450%	113
100,000	49,549	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Put	BNP	12/16/20	0.800%	7
300,000	148,647	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Put	BNP	12/16/20	0.850%	17
200,000	99,098	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Put	BOA	12/16/20	0.800%	13
300,000	148,647	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Put	BOA	12/16/20	0.850%	17
800,000	396,392	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Put	DUB	12/16/20	0.800%	54
400,000	195,572	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	3/17/21	0.425%	414
500,000	244,465	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	1/20/21	0.475%	758
600,000	293,358	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BOA	1/20/21	0.450%	492
400,000	195,572	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	DUB	2/17/21	0.425%	274
300,000	146,679	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	GSC	2/17/21	0.425%	205
300,000	146,679	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	GSC	3/17/21	0.425%	286
200,000	97,786	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	1/20/21	0.800%	98
400,000	195,572	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	3/17/21	0.800%	478
500,000	244,465	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	1/20/21	0.825%	216
200,000	97,786	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	12/16/20	0.850%	14
200,000	97,786	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	1/20/21	1.050%	34
1,100,000	537,823	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BOA	1/20/21	0.850%	411
100,000	48,893	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BOA	12/16/20	0.950%	6
400,000	195,572	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	2/17/21	0.800%	338
600,000	293,358	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	12/16/20	0.900%	33
400,000	195,572	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	1/20/21	0.900%	123
300,000	146,679	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	2/17/21	0.800%	253
300,000	146,679	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	12/16/20	0.850%	22
300,000	146,679	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	GSC	3/17/21	0.850%	317
300,000	146,679	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	JPM	1/20/21	0.900%	92
300,000	146,679	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	JPM	1/20/21	1.000%	63
300,000	146,679	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	JPM	1/20/21	1.050%	52

			Total Credit Default Swaptions				$6,801

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
720,000	4,740,228	CNH	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	HSBC	1/7/21	CNH 6.75	$1,355
720,000	$720,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	HSBC	1/7/21	CNH 6.55	2,455

			Total Currency Options				$3,810

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
3,300,000	$7,438		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	1.448%	$83
8,300,000	18,707		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	1.880%	130
5,100,000	11,494		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.020%	198
300,000	1,584	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	GSC	2/22/21	0.000%	3,884
100,000	528	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	JPM	2/22/21	0.000%	1,295
400,000	902		OTC 30-Year Swaption, 3-Month USD-LIBOR, Call	BOA	1/29/21	1.100%	4,728
500,000	1,127		OTC 30-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/21/20	1.088%	1,177
400,000	902		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/29/21	1.460%	4,636
500,000	1,127		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/21/20	1.388%	3,418

			Total Interest Rate Swaptions				$19,549

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
700,000	$70,935,151		OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Call	JPM	12/7/20	$101.34	$929
200,000	20,692,187		OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Call	JPM	12/7/20	$103.46	975
100,000	10,349,219		OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Call	JPM	12/7/20	$103.49	459
100,000	10,393,750		OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Call	JPM	12/7/20	$103.94	122
100,000	10,409,375		OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Call	JPM	12/7/20	$104.09	55
100,000	10,193,750		OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Put	JPM	12/7/20	$101.94	2
100,000	10,209,375		OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Put	JPM	12/7/20	$102.09	3
200,000	20,492,187		OTC Federal National Mortgage Association (FNMA) 30-Year December Futures, Put	JPM	12/7/20	$102.46	12
600,000	59,812,500		OTC Federal National Mortgage Association (FNMA) 30-Year February Futures, Put	JPM	2/4/21	$99.69	3,604
200,000	20,800,000		OTC Government National Mortgage Association II (GNMA) 30-Year December Futures, Put	JPM	12/14/20	$104.00	60
200,000	20,673,437		OTC Government National Mortgage Association II (GNMA) 30-Year January Futures, Put	JPM	1/14/21	$103.37	55
200,000	20,718,750		OTC Government National Mortgage Association II (GNMA) 30-Year January Futures, Put	JPM	1/14/21	$103.59	68

			Total Options on Futures				$6,344

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $172,652)				$36,504

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	Bank of America:
$ 748,440	0.170% due 1/19/21	$748,440
	NatWest Markets Securities Inc.:
1,693,430	0.180% due 1/13/21	1,693,430

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $2,441,870)	$2,441,870

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended November 30, 2020, the daily average borrowing and interest rate under the reverse repurchase agreements were $3,767,043 and 0.191%, respectively.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 100,000	3.500% due 12/1/35(a)	$105,821
9,400,000	3.000% due 12/1/50(a)	9,820,430
200,000	2.000% due 12/1/50(a)	207,735
3,700,000	2.500% due 12/1/50(a)	3,878,351
6,100,000	2.500% due 1/1/51(a)	6,381,410

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $20,334,102)	$20,393,747

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond December Futures	20	12/20	$2,186,089	$2,183,476	$(2,613)
Australian Government 3-Year Bond December Futures	54	12/20	4,637,107	4,655,093	17,986
Euro-Bobl December Futures	6	12/20	966,061	969,031	2,970
Euro-BTP December Futures	67	12/20	11,647,370	12,080,344	432,974
Euro-Bund March Futures	3	3/21	635,452	635,524	72
Euro-Buxl 30-Year Bond March Futures	9	3/21	2,414,991	2,413,703	(1,288)
Euro-OAT March Futures	56	3/21	11,209,839	11,194,475	(15,364)
Japan Government 10-Year Bond December Futures	5	12/20	7,269,684	7,281,130	11,446
U.S. Treasury 5-Year Note March Futures	39	3/21	4,906,686	4,915,219	8,533

					454,716

Contracts to Sell:
Canada Government 10-Year Bond March Futures	30	3/21	3,435,294	3,437,943	(2,649)
Euro-Schatz Note March Futures	24	3/21	3,216,904	3,216,552	352
U.S. Treasury 10-Year Note March Futures	3	3/21	413,414	414,516	(1,102)
U.S. Treasury Long Bond March Futures	11	3/21	1,920,617	1,923,968	(3,351)
U.S. Treasury Ultra Long Bond March Futures	1	3/21	217,711	216,031	1,680
United Kingdom Treasury 10-Year Gilt March Futures	2	3/21	357,671	357,751	(80)

					(5,150)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$449,566

At November 30, 2020, International Fixed Income Fund had deposited cash of $707,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	368,000	USD	268,485	JPM	$270,131	12/2/20	$1,646
Australian Dollar	706,441	USD	519,632	JPM	518,563	12/2/20	(1,069)
Australian Dollar	412,500	USD	303,781	SCB	302,795	12/2/20	(986)
Australian Dollar	335,000	USD	243,433	SCB	245,907	12/2/20	2,474
Australian Dollar	503,000	USD	362,833	SCB	369,228	12/2/20	6,395
Australian Dollar	832,498	USD	611,305	UBS	611,095	12/2/20	(210)
Brazilian Real	404,507	USD	76,279	BCLY	75,498	12/2/20	(781)
Brazilian Real	404,507	USD	75,868	DUB	75,498	12/2/20	(370)
British Pound	10,801,189	USD	14,437,696	HSBC	14,397,977	12/2/20	(39,719)
British Pound	333,000	USD	442,376	JPM	443,889	12/2/20	1,513
British Pound	30,000	USD	39,623	SCB	39,990	12/2/20	367
Canadian Dollar	225,000	USD	170,995	BOA	173,236	12/2/20	2,241
Canadian Dollar	65,000	USD	49,596	HSBC	50,046	12/2/20	450
Canadian Dollar	583,135	USD	447,839	JPM	448,980	12/2/20	1,141
Canadian Dollar	2,844,994	USD	2,189,676	UBS	2,190,478	12/2/20	802
Chinese Offshore Renminbi	5,516,000	USD	805,679	BCLY	836,953	12/16/20	31,274
Chinese Offshore Renminbi	2,215,294	USD	322,713	BNP	336,131	12/16/20	13,418
Chinese Offshore Renminbi	11,317,725	USD	1,726,184	GSC	1,717,259	12/16/20	(8,925)
Chinese Offshore Renminbi	1,516,000	USD	222,648	HSBC	230,025	12/16/20	7,377
Chinese Offshore Renminbi	625,000	USD	94,284	BNP	94,186	3/17/21	(98)
Chinese Offshore Renminbi	899,000	USD	135,442	BNP	135,476	3/17/21	34
Chinese Offshore Renminbi	8,748,000	USD	1,313,172	GSC	1,318,297	3/17/21	5,125
Chinese Offshore Renminbi	1,631,000	USD	244,290	GSC	245,787	3/17/21	1,497
Chinese Offshore Renminbi	805,000	USD	121,899	JPM	121,311	3/17/21	(588)
Chinese Offshore Renminbi	2,892,000	USD	434,037	UBS	435,815	3/17/21	1,778
Chinese Onshore Renminbi	2,996,814	USD	455,028	HSBC	455,054	12/16/20	26
Danish Krone	9,446,473	USD	1,504,993	BNP	1,513,713	12/1/20	8,720
Danish Krone	11,817,669	USD	1,888,925	UBS	1,893,676	12/1/20	4,751
Euro	257,000	USD	305,357	JPM	306,549	12/2/20	1,192
Euro	477,000	USD	564,362	JPM	568,966	12/2/20	4,604
Euro	50,000	USD	59,283	SCB	59,640	12/2/20	357
Israeli New Shekel	140,000	USD	40,893	JPM	42,352	2/11/21	1,459
Japanese Yen	984,765,953	USD	9,471,280	BOA	9,432,624	12/2/20	(38,656)
Japanese Yen	54,100,000	USD	518,758	BOA	518,199	12/2/20	(559)
Japanese Yen	18,100,000	USD	173,594	BOA	173,372	12/2/20	(222)
Japanese Yen	570,195,419	USD	5,468,782	BOA	5,461,642	12/2/20	(7,140)
Japanese Yen	251,254,619	USD	2,408,904	HSBC	2,406,654	12/2/20	(2,250)
Korean Won	24,966,700	USD	22,000	BNP	22,520	12/16/20	520
Korean Won	82,825,800	USD	73,000	BOA	74,709	12/16/20	1,709
Korean Won	107,288,250	USD	95,000	GSC	96,774	12/16/20	1,774
Korean Won	332,898,200	USD	280,702	HSBC	300,273	12/16/20	19,571
Korean Won	174,110,036	USD	152,755	HSBC	157,047	12/16/20	4,292
Korean Won	210,578,300	USD	182,526	HSBC	189,941	12/16/20	7,415
Korean Won	220,483,000	USD	185,000	BOA	198,872	12/18/20	13,872
Korean Won	330,737,000	USD	281,000	SCB	298,320	12/18/20	17,320
Korean Won	771,204,286	USD	696,702	BNP	695,455	3/17/21	(1,247)
Mexican Peso	2,825,000	USD	140,779	BNP	139,648	12/9/20	(1,131)
Mexican Peso	9,791,806	USD	451,129	GSC	479,371	3/10/21	28,242
New Taiwan Dollar	6,521,000	USD	230,799	BNP	228,270	12/16/20	(2,529)
New Taiwan Dollar	6,157,000	USD	217,870	HSBC	215,529	12/16/20	(2,341)
New Taiwan Dollar	7,084,000	USD	250,672	SCB	247,978	12/16/20	(2,694)
New Zealand Dollar	689,000	USD	474,044	BOA	483,092	12/2/20	9,048
New Zealand Dollar	479,000	USD	329,979	SCB	335,851	12/2/20	5,872
Norwegian Krone	920,000	USD	101,548	BOA	103,409	12/2/20	1,861
Norwegian Krone	570,000	USD	62,848	GSC	64,069	12/2/20	1,221
Norwegian Krone	2,492,692	USD	265,781	HSBC	280,182	12/2/20	14,401
Norwegian Krone	3,982,692	USD	450,576	BOA	447,766	1/8/21	(2,810)
Peruvian Sol	427,675	USD	117,412	HSBC	118,567	12/4/20	1,155
Russian Ruble	3,637,417	USD	46,707	BNP	47,610	12/14/20	903
Russian Ruble	3,869,317	USD	49,985	GSC	50,646	12/14/20	661
Russian Ruble	3,860,287	USD	49,580	GSC	50,527	12/14/20	947
Russian Ruble	4,053,202	USD	52,015	UBS	53,052	12/14/20	1,037
Russian Ruble	4,053,202	USD	51,969	UBS	53,053	12/14/20	1,084
Russian Ruble	4,068,188	USD	53,091	UBS	53,248	12/14/20	157
Russian Ruble	20,606,996	USD	267,303	BCLY	268,641	1/22/21	1,338
Russian Ruble	7,575,838	USD	98,885	GSC	98,762	1/22/21	(123)
Russian Ruble	43,936	USD	574	JPM	572	1/22/21	(2)
Russian Ruble	88,695	USD	1,159	JPM	1,156	1/22/21	(3)
Russian Ruble	87,512	USD	1,146	UBS	1,141	1/22/21	(5)
Singapore Dollar	820,000	USD	603,147	GSC	611,418	12/16/20	8,271
South African Rand	2,618,000	USD	167,516	BNP	167,916	1/22/21	400
South African Rand	2,534,000	USD	163,836	GSC	162,528	1/22/21	(1,308)
Swedish Krona	2,995,000	USD	336,065	GSC	349,168	12/2/20	13,103
Swedish Krona	2,995,000	USD	355,020	BCLY	349,513	1/8/21	(5,507)

							133,542

Contracts to Sell:
Australian Dollar	2,360,448	USD	1,681,165	BNP	1,732,687	12/2/20	(51,522)
Australian Dollar	1,280,000	USD	901,820	JPM	939,584	12/2/20	(37,764)
Australian Dollar	1,007,211	USD	711,112	UBS	739,343	12/2/20	(28,231)
Australian Dollar	706,441	USD	519,787	JPM	518,786	1/8/21	1,001
Australian Dollar	412,500	USD	303,874	SCB	302,926	1/8/21	948
Australian Dollar	832,498	USD	611,488	UBS	611,358	1/8/21	130
Brazilian Real	404,507	USD	75,868	BCLY	75,498	12/2/20	370
Brazilian Real	404,507	USD	71,726	DUB	75,498	12/2/20	(3,772)
Brazilian Real	404,507	USD	76,222	BCLY	75,460	1/5/21	762
British Pound	2,068,000	USD	2,743,331	BCLY	2,756,642	12/2/20	(13,311)
British Pound	9,096,189	USD	11,766,281	GSC	12,125,213	12/2/20	(358,932)
British Pound	10,801,189	USD	14,445,688	HSBC	14,407,329	1/8/21	38,359
Canadian Dollar	173,000	USD	129,925	BOA	133,200	12/2/20	(3,275)
Canadian Dollar	82,000	USD	62,996	GSC	63,135	12/2/20	(139)
Canadian Dollar	1,513,998	USD	1,145,166	SCB	1,165,690	12/2/20	(20,524)
Canadian Dollar	1,228,000	USD	924,109	SCB	945,488	12/2/20	(21,379)
Canadian Dollar	721,131	USD	543,031	UBS	555,229	12/2/20	(12,198)
Canadian Dollar	583,135	USD	447,972	JPM	449,121	1/8/21	(1,149)
Canadian Dollar	2,844,994	USD	2,190,300	UBS	2,191,167	1/8/21	(867)
Chinese Offshore Renminbi	19,060,019	USD	2,739,689	BOA	2,892,011	12/16/20	(152,322)
Chinese Offshore Renminbi	1,505,000	USD	220,832	HSBC	228,356	12/16/20	(7,524)
Chinese Offshore Renminbi	11,317,725	USD	1,714,158	GSC	1,705,547	3/17/21	8,611
Chinese Onshore Renminbi	2,996,814	USD	427,805	HSBC	455,055	12/16/20	(27,250)
Chinese Onshore Renminbi	2,996,814	USD	451,838	HSBC	451,885	3/17/21	(47)
Danish Krone	210,000	USD	33,456	BNP	33,651	12/1/20	(195)
Danish Krone	21,076,468	USD	3,298,275	BOA	3,377,314	12/1/20	(79,039)
Danish Krone	11,868,697	USD	1,860,396	BOA	1,901,851	12/1/20	(41,455)
Danish Krone	5,681,305	USD	892,129	JPM	910,379	12/1/20	(18,250)
Danish Krone	9,446,473	USD	1,507,599	BNP	1,516,381	2/1/21	(8,782)
Danish Krone	17,572,328	USD	2,818,780	GSC	2,820,771	2/1/21	(1,991)
Danish Krone	11,817,669	USD	1,892,129	UBS	1,897,013	2/1/21	(4,884)
Euro	306,000	USD	356,838	BOA	364,997	12/2/20	(8,159)
Euro	398,000	USD	469,279	BOA	474,735	12/2/20	(5,456)
Euro	201,000	USD	236,967	GSC	239,752	12/2/20	(2,785)
Euro	201,000	USD	238,656	JPM	239,752	12/2/20	(1,096)
Euro	25,156,764	USD	29,322,400	SCB	30,006,970	12/2/20	(684,570)
Euro	25,478,764	USD	30,513,211	SCB	30,428,690	1/5/21	84,521
Euro	321,000	USD	385,268	GSC	383,388	1/8/21	1,880
Israeli New Shekel	252,615	USD	73,560	SCB	76,421	2/11/21	(2,861)
Israeli New Shekel	656,700	USD	189,342	BOA	198,896	4/30/21	(9,554)
Israeli New Shekel	1,189,000	USD	345,629	HSBC	360,113	4/30/21	(14,484)
Israeli New Shekel	656,000	USD	189,030	SCB	198,684	4/30/21	(9,654)
Israeli New Shekel	833,000	USD	242,786	UBS	252,291	4/30/21	(9,505)
Israeli New Shekel	1,311,000	USD	381,437	UBS	397,064	4/30/21	(15,627)
Japanese Yen	1,260,143,630	USD	12,070,330	BOA	12,070,342	12/2/20	(12)
Japanese Yen	548,872,361	USD	5,263,334	HSBC	5,257,398	12/2/20	5,936
Japanese Yen	69,400,000	USD	669,440	JPM	664,751	12/2/20	4,689
Japanese Yen	984,765,953	USD	9,479,303	BOA	9,441,154	1/8/21	38,149
Japanese Yen	570,195,419	USD	5,473,391	BOA	5,466,581	1/8/21	6,810
Japanese Yen	251,254,619	USD	2,410,937	HSBC	2,408,830	1/8/21	2,107
Japanese Yen	160,000,000	USD	1,512,708	GSC	1,534,162	1/19/21	(21,454)
Korean Won	771,204,286	USD	696,828	BNP	695,624	12/16/20	1,204
Korean Won	161,463,000	USD	142,479	GSC	145,639	12/16/20	(3,160)
Korean Won	330,737,000	USD	291,812	BCLY	298,319	12/18/20	(6,507)
Korean Won	220,483,000	USD	185,000	HSBC	198,872	12/18/20	(13,872)
Malaysian Ringgit	3,903,628	USD	932,778	BNP	957,444	12/23/20	(24,666)
Mexican Peso	2,825,000	USD	132,476	GSC	139,647	12/9/20	(7,171)
Mexican Peso	2,825,000	USD	140,131	BNP	138,993	1/21/21	1,138
Mexican Peso	3,438,000	USD	168,074	GSC	169,152	1/21/21	(1,078)
Mexican Peso	3,527,000	USD	173,157	GSC	173,531	1/21/21	(374)
New Taiwan Dollar	9,201,819	USD	322,531	GSC	322,114	12/16/20	417
New Taiwan Dollar	10,560,134	USD	365,909	GSC	369,662	12/16/20	(3,753)
New Taiwan Dollar	11,475,120	USD	411,000	BCLY	401,928	3/17/21	9,072
New Taiwan Dollar	3,634,800	USD	130,000	BNP	127,313	3/17/21	2,687
New Taiwan Dollar	6,521,000	USD	234,915	BNP	228,405	3/17/21	6,510
New Taiwan Dollar	6,157,000	USD	221,754	HSBC	215,655	3/17/21	6,099
New Taiwan Dollar	2,933,700	USD	105,000	SCB	102,756	3/17/21	2,244
New Taiwan Dollar	7,084,000	USD	255,095	SCB	248,124	3/17/21	6,971
New Zealand Dollar	104,000	USD	69,067	BOA	72,920	12/2/20	(3,853)
Peruvian Sol	427,675	USD	121,000	DUB	118,567	12/4/20	2,433
Peruvian Sol	427,675	USD	117,374	HSBC	118,611	2/16/21	(1,237)
Peruvian Sol	1,589,953	USD	441,826	DUB	440,943	2/26/21	883
Peruvian Sol	118,757	USD	32,866	GSC	32,933	3/24/21	(67)
Peruvian Sol	1,275,023	USD	355,506	DUB	353,569	3/29/21	1,937
Peruvian Sol	2,294,113	USD	640,045	GSC	636,167	3/29/21	3,878
Polish Zloty	439,639	USD	113,421	BNP	117,201	1/22/21	(3,780)
Polish Zloty	100,000	USD	26,505	BOA	26,659	1/22/21	(154)
Polish Zloty	657,563	USD	170,805	BOA	175,296	1/22/21	(4,491)
Polish Zloty	638,163	USD	164,231	BOA	170,124	1/22/21	(5,893)
Polish Zloty	585,261	USD	153,484	HSBC	156,021	1/22/21	(2,537)
Polish Zloty	503,738	USD	131,910	HSBC	134,288	1/22/21	(2,378)
Romanian New Leu	13,781	USD	3,345	GSC	3,359	2/18/21	(14)
Singapore Dollar	464,000	USD	337,469	HSBC	345,973	12/16/20	(8,504)
Singapore Dollar	350,000	USD	257,715	JPM	260,971	12/16/20	(3,256)
Swiss Franc	628,000	USD	687,959	GSC	691,098	12/2/20	(3,139)

							(1,540,157)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(1,406,615)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.404%	PAM*	12/21/20	BNP	USD 2,200,000	$(88,874)	$6,205	$(95,079)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.398%	PAM*	12/21/20	JPM	USD 6,400,000	(269,816)	18,249	(288,065)

							$(358,690)	$24,454	$(383,144)

*	PAM - paid at maturity.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Payment Paid/(Received)	Unrealized Appreciation
Pay	Israeli Shekel 3-Month Rate	0.455%	5/18/27	BNP	ILS 700,000	$1,786	$—	$1,786
Pay	Israeli Shekel 3-Month Rate	0.500%	5/15/27	GSC	ILS 500,000	1,756	(125)	1,881
Pay	Israeli Shekel 3-Month Rate	1.775%	4/25/29	JPM	ILS 1,000,000	33,787	217	33,570

						$37,329	$92	$37,237

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Sterling Overnight Index Average	0.250%	12/16/22	12-Month	GBP	1,100,000	$7,803	$9,554	$(1,751)
Pay	Sterling Overnight Index Average	0.250%	3/17/51	12-Month	GBP	200,000	(11,393)	(6,373)	(5,020)
Pay	Sterling Overnight Index Average	0.500%	12/16/25	12-Month	GBP	300,000	9,021	9,870	(849)
Pay	Sterling Overnight Index Average	0.500%	12/16/30	12-Month	GBP	500,000	17,835	19,977	(2,142)
Pay	Swiss Franc 6-Month LIBOR	(0.500)%	9/16/25	12-Month	CHF	2,800,000	12,063	4,430	7,633
Pay	Zero Coupon	0.000%	1/3/22	PAM*	BRL	56,100,000	10,976	1,590	9,386
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(195)	1,720	(1,915)
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	31,955	19	31,936
Pay	3-Month Canadian Bank Bill	1.270%	3/3/22	6-Month	CAD	1,000,000	8,776	9	8,767
Pay	3-Month Canadian Bank Bill	1.500%	6/17/22	6-Month	CAD	300,000	4,467	1,320	3,147
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	59,281	(44,506)	103,787
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	28,141	135	28,006
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	2,900,000	162,846	42,548	120,298
Pay	3-Month Canadian Bank Bill	2.500%	6/19/29	6-Month	CAD	1,800,000	172,625	5,283	167,342
Receive	3-Month FRA New Zealand Bank Bill	0.500%	12/16/25	6-Month	NZD	300,000	(573)	(1,210)	637
Pay	3-Month SEK-STIBOR	0.500%	6/19/24	12-Month	SEK	4,800,000	10,831	10,994	(163)
Pay	3-Month USD-LIBOR	0.400%	1/15/28	6-Month	USD	1,800,000	(28,689)	(14,527)	(14,162)
Pay	3-Month USD-LIBOR	1.000%	12/16/25	6-Month	USD	1,000,000	28,371	28,258	113
Pay	3-Month USD-LIBOR	2.750%	12/19/20	6-Month	USD	3,700,000	49,654	(11,349)	61,003
Receive	3-Month USD-LIBOR	0.250%	3/30/23	6-Month	USD	9,400,000	(1,348)	2,029	(3,377)
Receive	3-Month USD-LIBOR	0.400%	3/30/26	6-Month	USD	5,700,000	19,569	17,626	1,943
Receive	3-Month USD-LIBOR	0.750%	3/30/31	6-Month	USD	5,700,000	76,428	51,274	25,154
Receive	3-Month USD-LIBOR	1.000%	12/16/30	6-Month	USD	1,200,000	(16,653)	(20,468)	3,815
Receive	3-Month USD-LIBOR	1.000%	12/16/30	6-Month	USD	2,000,000	(29,231)	(24,705)	(4,526)
Receive	3-Month USD-LIBOR	1.150%	3/30/51	6-Month	USD	500,000	15,951	15,571	380
Receive	3-Month USD-LIBOR	1.250%	12/16/50	6-Month	USD	200,000	492	597	(105)
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	(40,161)	—	(40,161)
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	(63,206)	—	(63,206)
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	2,600,000	(302,476)	(12,276)	(290,200)
Receive	3-Month USD-LIBOR	2.500%	12/18/21	6-Month	USD	2,000,000	(69,720)	(27,857)	(41,863)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	900,000	(115,497)	49,859	(165,356)
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	26,573	1,570	25,003
Pay	6-Month EURIBOR	(0.150)%	12/15/25	6-Month	EUR	9,100,000	169,851	76,505	93,346
Pay	6-Month EURIBOR	(0.060)%	11/17/32	6-Month	EUR	300,000	1,641	—	1,641
Pay	6-Month EURIBOR	0.250%	12/15/30	12-Month	EUR	1,100,000	67,900	(9,210)	77,110
Pay	6-Month EURIBOR	1.310%	6/19/29	12-Month	EUR	900,000	83,731	28,930	54,801
Receive	6-Month EURIBOR	(0.500)%	3/17/23	12-Month	EUR	2,300,000	(1,060)	2,709	(3,769)
Receive	6-Month EURIBOR	(0.300)%	12/15/22	12-Month	EUR	8,100,000	(42,955)	(12,647)	(30,308)
Receive	6-Month EURIBOR	(0.025)%	3/17/31	12-Month	EUR	500,000	914	1,146	(232)
Receive	6-Month EURIBOR	0.000%	3/17/51	12-Month	EUR	700,000	(2,025)	14,843	(16,868)
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	(1,998)	—	(1,998)
Receive	6-Month EURIBOR	0.450%	12/15/35	12-Month	EUR	200,000	(18,989)	(17,915)	(1,074)
Receive	6-Month EURIBOR	0.600%	12/15/50	12-Month	EUR	1,400,000	(314,626)	(264,921)	(49,705)
Pay	6-Month JPY-LIBOR	0.200%	6/19/29	6-Month	JPY	410,000,000	67,925	65,192	2,733
Receive	6-Month JPY-LIBOR	0.400%	6/19/39	6-Month	JPY	80,000,000	(27,819)	1,430	(29,249)
Receive	6-Month JPY-LIBOR	0.500%	6/19/49	6-Month	JPY	40,000,000	(19,130)	(16,224)	(2,906)

							$37,876	$(19,200)	$57,076

*	PAM - paid at maturity.

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	3/7/24	USD	1,100,000	$40	$—	$40
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD	1,400,000	(32)	—	(32)
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD	4,600,000	(393)	—	(393)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD	1,900,000	(506)	—	(506)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD	6,700,000	(1,621)	—	(1,621)
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD	7,400,000	(2,734)	(555)	(2,179)
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD	3,100,000	(1,538)	—	(1,538)
1-Month USD-LIBOR + 0.088%	3-Month USD-LIBOR	5/23/29	USD	1,000,000	1,125	—	1,125
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD	32,200,000	(10,674)	(854)	(9,820)
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD	2,600,000	(940)	—	(940)
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD	1,700,000	(740)	—	(740)

					$(18,013)	$(1,409)	$(16,604)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year GBP Inflation Linked	3.26%	2/15/25	GBP	1,000,000	$(15,859)	$—	$(15,859)
Receive	5-Year GBP Inflation Linked	3.26%	2/15/25	GBP	800,000	(12,929)	—	(12,929)
Receive	5-Year GBP Inflation Linked	3.26%	2/15/25	GBP	1,000,000	(15,746)	—	(15,746)
Receive	5-Year GBP Inflation Linked	3.33%	8/15/25	GBP	400,000	894	(551)	1,445
Pay	10-Year GBP Inflation Linked	3.44%	2/15/30	GBP	100,000	1,620	—	1,620
Pay	10-Year GBP Inflation Linked	3.48%	8/15/30	GBP	400,000	(788)	—	(788)
Pay	10-Year GBP Inflation Linked	3.45%	2/15/30	GBP	100,000	1,869	285	1,584
Pay	10-Year GBP Inflation Linked	3.45%	2/15/30	GBP	600,000	11,211	83	11,128
Pay	10-Year GBP Inflation Linked	3.45%	2/15/30	GBP	1,400,000	26,904	—	26,904
Pay	10-Year GBP Inflation Linked	3.39%	1/15/30	GBP	200,000	2,513	—	2,513
Pay	20-Year GBP Inflation Linked	3.27%	11/15/40	GBP	140,000	(3,062)	—	(3,062)
Pay	20-Year GBP Inflation Linked	3.22%	11/15/40	GBP	480,000	(22,511)	(7,785)	(14,726)
Pay	20-Year GBP Inflation Linked	3.27%	11/15/40	GBP	100,000	(2,210)	(22)	(2,188)
Receive	10-Year GBP Inflation Linked	3.40%	11/15/30	GBP	280,000	5,414	1,991	3,423
Receive	10-Year GBP Inflation Linked	3.45%	11/15/30	GBP	140,000	1,515	—	1,515
Receive	30-Year GBP Inflation Linked	3.00%	11/15/50	GBP	200,000	21,378	6,999	14,379
Receive	30-Year GBP Inflation Linked	3.05%	11/15/50	GBP	100,000	6,412	—	6,412

						$6,625	$1,000	$5,625

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/20 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
China Government International, A+	(1.000)%	6/20/23	3-Month	BCLY	0.115%	USD	200,000	$(4,938)	$(3,815)	$(1,123)
China Government International, A+	(1.000)%	6/20/23	3-Month	GSC	0.115%	USD	500,000	(12,345)	(9,654)	(2,691)
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BCLY	0.047%	USD	400,000	(6,843)	(14,121)	7,278
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BNP	0.047%	USD	700,000	(11,977)	(25,057)	13,080
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	BOA	0.047%	USD	200,000	(3,421)	(6,913)	3,492
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	GSC	0.047%	USD	500,000	(8,554)	(17,653)	9,099
Japan Government International Bonds, A+	(1.000)%	6/20/22	3-Month	HSBC	0.047%	USD	300,000	(5,133)	(10,159)	5,026
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BCLY	0.109%	USD	600,000	(14,963)	(15,056)	93
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BNP	0.109%	USD	400,000	(9,976)	(9,884)	(92)
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	HSBC	0.109%	USD	200,000	(4,988)	(4,989)	1
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	JPM	0.109%	USD	400,000	(9,975)	(9,580)	(395)

								$(93,113)	$(126,881)	$33,768

OTC Credit Default Swaps on Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/20 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation

Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.990%	USD	300,000	$682	$(7,348)	$8,030

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Basf Se, A	1.000%	12/20/20	3-Month	0.066%	EUR	100,000	$(300)	$(2,908)	$2,608
Markit iTraxx Europe Series 31 10-Year Index	1.000%	6/20/29	3-Month	0.853%	EUR	9,900,000	(168,238)	(85,639)	(82,599)
Markit CDX North America Investment Grade Series 34 10-Year Index	1.000%	6/20/30	3-Month	1.004%	USD	600,000	(991)	7,957	(8,948)
Reynolds American Inc., BBB+	1.000%	12/20/20	3-Month	0.026%	USD	500,000	(1,271)	(14,732)	13,461
United Utilities PLC, BBB-	1.000%	12/20/20	3-Month	0.073%	EUR	200,000	(600)	(3,440)	2,840

							$(171,400)	$(98,762)	$(72,638)

Centrally Cleared - Credit Default Swaps on Corporate Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A-	1.000%	12/20/20	3-Month	0.178%	EUR	100,000	$293	$1,651	$(1,358)
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.204%	USD	100,000	1,448	1,867	(419)
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.532%	EUR	200,000	7,309	(5,907)	13,216

							$9,050	$(2,389)	$11,439

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2020, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD 1,449,000	AUD	2,100,000	$107,670	$(3,920)	$111,590

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At November 30, 2020, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,399,000 for open centrally cleared swap contracts.

At November 30, 2020, International Fixed Income Fund had cash collateral from brokers in the amount of $87,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
CITI	—	Citigroup Global Markets Inc.
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 95.4%
Arizona - 6.8%
$ 2,815,000	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(a)(b)	$3,236,546
		Industrial Development Authority of the County of Pima (The), Revenue Bonds:
		Facility American Leadership Academy:
350,000	NR	4.125% due 6/15/29(c)	354,393
250,000	NR	4.750% due 6/15/37(c)	254,030
280,000	NR	Imagine East Mesa Charter School, 3.250% due 7/1/24(c)	283,307
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	531,740

		Total Arizona	4,660,016

California - 4.6%
500,000	CCC-	California County Tobacco Securitization Agency, Revenue Bonds, Asset-Backed Gold Country Funding Corp., 5.250% due 6/1/46	501,485
		Golden State Tobacco Securitization Corp., Revenue Bonds:
35,000	NR	Series A1, 5.000% due 6/1/47	36,124
290,000	NR	Series A2, 5.000% due 6/1/47	299,312
1,000,000	A3(d)	Kaweah Delta Health Care District Guild, Revenue Bonds, Series B, 4.000% due 6/1/45	1,071,890
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, BAM-Insured, 4.000% due 10/1/40	668,280
475,000	Aa2(d)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	568,998

		Total California	3,146,089

Colorado - 9.1%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(b)	928,073
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,611,261
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,646,190
2,000,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,087,260

		Total Colorado	6,272,784

Connecticut - 1.2%
790,000	AAA	Connecticut Housing Finance Authority, Revenue Bonds, AMT, Series B2, 2.300% due 11/15/23(b)	817,847

District of Columbia - 1.5%
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon, due 6/15/46	289,172
700,000	A+	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(b)	780,248

		Total District of Columbia	1,069,420

Florida - 5.3%
225,000	Baa3(d)	Capital Projects Finance Authority, FL, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	252,607
100,000	Ba2(d)	Capital Trust Agency Inc., Revenue Bonds, Viera Charter Schools Inc. Project, 4.000% due 10/15/29(c)	104,895
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,736,070
305,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	309,670
190,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(b)(c)	206,291
115,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	117,126
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	295,012
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	292,528
255,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	257,685
100,000	NR	Westside Community Development District, Special Assessment, 3.500% due 5/1/24(c)	101,649

		Total Florida	3,673,533

Georgia - 5.7%
		City of Atlanta, GA, Department of Aviation, Revenue Bonds:
65,000	Aa3(d)	Series A, 5.000% due 7/1/24	75,548
265,000	Aa3(d)	Series A, 5.000% due 7/1/25	319,182
265,000	Aa3(d)	Series A, 5.000% due 7/1/26	328,945
70,000	Aa3(d)	Series B, AMT, 5.000% due 7/1/24(b)	80,792
120,000	Aa3(d)	Series B, AMT, 5.000% due 7/1/25(b)	143,270
2,610,000	Aa1(d)	Main Street Natural Gas Inc., Revenue Bonds, Series B, 4.000% due 8/1/49(a)	2,976,392

		Total Georgia	3,924,129

Illinois - 4.8%
		Illinois Finance Authority, Revenue Bonds:
		Advocate Health Care:
785,000	Aa3(d)	Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(f)	828,599
10,000	NR	Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(f)	10,555
440,000	AA	Unrefunded Portion, 4.000% due 6/1/47	451,902
600,000	A	DePaul University, 5.000% due 10/1/36	704,628
1,000,000	AA+	Northwestern University, 5.000% due 12/1/28	1,335,150

		Total Illinois	3,330,834

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Indiana - 1.7%
$ 1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37	$1,203,120

Iowa - 1.8%
1,000,000	A3(d)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(a)	1,221,580

Louisiana - 0.9%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/38(b)	294,778
250,000	A-	5.000% due 1/1/37(b)	295,352

		Total Louisiana	590,130

Maryland - 1.2%
		City of Baltimore, MD, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.600% due 6/1/21(c)	200,108
200,000	NR	Series A, 2.750% due 6/1/24(c)	200,464
125,000	NR	Series A, 2.800% due 6/1/25(c)	125,368
135,000	NR	Series A, 2.850% due 6/1/26(c)	135,684
160,000	NR	Series B, 3.000% due 6/1/24(c)	160,389

		Total Maryland	822,013

Massachusetts - 1.8%
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,218,090

Michigan - 0.6%
400,000	BB+	Michigan Finance Authority, Revenue Bonds, Cesar Chavez Academy Project, 3.250% due 2/1/24	403,228

Nevada - 2.2%
100,000	Ba2(d)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(c)	100,019
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,418,975

		Total Nevada	1,518,994

New Hampshire - 1.5%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., 2.950% due 4/1/29(b)(c)	1,012,540

New Jersey - 4.6%
1,340,000	A3(d)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,483,608
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(c)	231,897
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, 5.000% due 6/15/30	1,446,525

		Total New Jersey	3,162,030

New Mexico - 1.7%
1,000,000	BBB	City of Farmington, NM, Revenue Bonds, Public Service Company of New Mexico, 1.875% due 4/1/33(a)	1,009,790
		City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project:
100,000	BB+(e)	2.250% due 5/15/24	97,814
100,000	BB+(e)	2.625% due 5/15/25	98,447

		Total New Mexico	1,206,051

New York - 3.7%
1,170,000	AA	Trust for Cultural Resources of The City of New York/The, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,513,921
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	610,415
225,000	Baa3(d)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. - Laguardia, AMT, 4.000% due 10/1/30(b)	254,093
140,000	WD(e)	Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Asset-Backed Bonds, 5.000% due 5/15/21	141,831

		Total New York	2,520,260

Ohio - 1.2%
160,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, Class 2, 5.000% due 6/1/55	179,939
600,000	Ba1(d)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	615,546

		Total Ohio	795,485

Oregon - 1.3%
830,000	Aa2(d)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	891,337

Puerto Rico - 4.1%
		Puerto Rico Housing Finance Authority, Revenue Bonds, Puerto Rico Public Housing Project:
440,000	AA-	5.000% due 12/1/21	459,312
265,000	AA-	5.000% due 12/1/22	287,893
200,000	AA-	5.000% due 12/1/23	225,562
430,000	AA-	5.000% due 12/1/24	502,012
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
334,000	NR	Series A1, zero coupon, due 7/1/24	312,470
664,000	NR	Series A1, 4.750% due 7/1/53	721,390
90,000	NR	Series A1, 5.000% due 7/1/58	99,267
216,000	NR	Series A2, 4.784% due 7/1/58	235,146

		Total Puerto Rico	2,843,052

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
South Carolina - 10.6%
$ 1,535,000	Aa3(d)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	$1,808,905
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,535,180
2,970,000	Aa3(d)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Remarketing, Series B, 0.549% (1-Month USD-LIBOR + 0.450%) due 10/1/31(a)	2,956,190

		Total South Carolina	7,300,275

Tennessee - 1.5%
940,000	Aa2(d)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,007,915

Texas - 9.0%
1,000,000	A1(d)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(b)	1,225,890
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corp. Project, 4.000% due 5/15/36	306,493
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	507,697
500,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/28	661,210
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,177,840
795,000	Aaa(d)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(a)	805,446
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,522,875

		Total Texas	6,207,451

Utah - 0.9%
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	629,530

Washington - 2.0%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,293,950
100,000	BB(e)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	109,456

		Total Washington	1,403,406

Wisconsin - 3.1%
90,000	A+	Public Finance Authority, Revenue Bonds, Renown Regional Medical Center Project, 5.000% due 6/1/27	112,508
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,405,196
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	622,455

		Total Wisconsin	2,140,159

Wyoming - 1.0%
680,000	A	County of Laramie, WY, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.000% due 5/1/37	689,275

		TOTAL MUNICIPAL BONDS (Cost - $61,293,915)	65,680,573

SHORT-TERM INVESTMENTS - 3.6%
MUNICIPAL BOND - 0.7%
Puerto Rico - 0.7%
460,000	AA-	Puerto Rico Housing Finance Authority, Revenue Bonds, Puerto Rico Public Housing Project, 5.000% due 12/1/20, 5.000% due 12/1/20
		(Cost - $460,000)	460,000

TIME DEPOSITS - 2.9%
352,747		JPMorgan Chase & Co. - New York, 0.010% due 12/1/20	352,747
71,781		Skandinaviska Enskilda Banken AB - Stockholm, 0.010% due 12/1/20	71,781
1,572,625		Sumitomo Mitsui Banking Corp. - Tokyo, 0.010% due 12/1/20	1,572,625

		TOTAL TIME DEPOSITS (Cost - $1,997,153)	1,997,153

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,457,153)	2,457,153

		TOTAL INVESTMENTS - 99.0% (Cost - $63,751,068)	68,137,726

		Other Assets in Excess of Liabilities - 1.0%	655,465

		TOTAL NET ASSETS - 100.0%	$68,793,191

†	Amount denominated in U.S. dollars, unless otherwise noted.

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $4,619,927 and represents 6.7% of net assets.

(d)	Rating by Moody’s Investors Service.

(e)	Rating by Fitch Ratings Service.

(f)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

At November 30, 2020, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$63,751,068	$4,422,397	$(35,739)	$4,386,658

Abbreviations used in this schedule:

BAM	—	Build America Mutual
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	School Bond Guaranty

See pages 259-261 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Summary of Investments by Industry^
General Obligation	17.5%
Health Care Providers & Services	15.9
Development	9.4
School District	8.4
Transportation	8.1
Higher Education	7.9
Airport	6.5
Water and Sewer	4.8
Utilities	4.1
Education	3.9
Power	2.3
Tobacco Settlement	2.1
Single Family Housing	1.5
Pollution	1.5
Multi Family Housing	1.2
Nursing Homes	0.9
Housing	0.4
Short-Term Investments	3.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 103.4%
	U.S. Treasury Inflation Indexed Bonds:
$ 1,670,792	2.375% due 1/15/25	$1,932,277
1,997,232	2.000% due 1/15/26	2,344,527
1,984,129	1.750% due 1/15/28	2,407,680
4,974,192	3.625% due 4/15/28	6,778,390
1,929,982	2.500% due 1/15/29	2,509,362
1,974,350	3.875% due 4/15/29	2,820,188
35,193	3.375% due 4/15/32	53,043
1,661,824	2.125% due 2/15/40	2,563,898
2,793,069	2.125% due 2/15/41	4,359,591
2,073,384	0.750% due 2/15/42	2,627,846
441,515	0.625% due 2/15/43	548,435
5,103,776	1.375% due 2/15/44	7,328,546
243,168	0.750% due 2/15/45	312,485
4,712,522	1.000% due 2/15/46	6,405,649
1,714,402	0.875% due 2/15/47	2,297,427
1,604,345	1.000% due 2/15/48	2,228,323
465,699	0.250% due 2/15/50	553,690
	U.S. Treasury Inflation Indexed Notes:
41,732	0.125% due 4/15/21	41,777
1,598,472	0.125% due 1/15/22	1,621,030
12,738,116	0.125% due 4/15/22(a)	12,942,746
15,345,781	0.125% due 1/15/23(b)	15,809,727
6,936,833	0.625% due 4/15/23	7,246,374
1,896,350	0.625% due 1/15/24	2,014,290
5,263,200	0.500% due 4/15/24	5,582,997
811,584	0.125% due 10/15/24	859,958
8,062,144	0.625% due 1/15/26(b)	8,872,556
8,073,295	0.125% due 7/15/26(b)	8,749,219
3,372,575	0.375% due 1/15/27	3,710,427
7,671,584	0.375% due 7/15/27(b)	8,516,078
7,574,154	0.500% due 1/15/28	8,480,651
7,890,809	0.750% due 7/15/28(a)	9,067,241
4,422,132	0.875% due 1/15/29	5,134,259
3,120,795	0.250% due 7/15/29	3,482,636
2,266,096	0.125% due 1/15/30	2,498,791
3,319,606	0.125% due 7/15/30	3,680,652
130,000	U.S. Treasury Notes, 1.750% due 12/31/24	137,764

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $140,881,058)	156,520,530

MORTGAGE-BACKED SECURITIES - 17.8%
FNMA - 16.0%
	Federal National Mortgage Association (FNMA):
3,103,542	4.000% due 7/1/49 - 9/1/50	3,309,546
3,800,000	3.000% due 12/1/50(c)	3,969,961
3,900,000	3.500% due 12/1/50(c)	4,113,890
5,000,000	4.000% due 12/1/50(c)	5,334,570
5,100,000	2.000% due 2/1/51(c)	5,272,797
2,100,000	2.500% due 2/1/51(c)	2,192,152

	Total FNMA	24,192,916

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 17.8% - (continued)
GNMA - 1.8%
$ 2,600,000			Government National Mortgage Association (GNMA), 2.500% due 2/1/2051(c)	$2,728,491

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $26,866,801)	26,921,407

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%
			Alternative Loan Trust:
298,096		Caa2(d)	Series 2006-HY11, Class A1, 0.270% (1-Month USD-LIBOR + 0.120%) due 6/25/36(e)	287,838
48,179		WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	48,856
605,247		Caa3(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(e)	601,175
1,369		AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.743% (6-Month USD-LIBOR + 1.500%) due 9/25/45(e)	1,370
491,460		Aaa(d)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 1.191% (1-Month USD-LIBOR + 1.050%) due 9/15/36(e)(f)	489,302
50,881		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(f)	50,987
23,338		WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.902% due 5/25/33(e)	23,163
254,617		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 1.125% (1-Month USD-LIBOR + 0.975%) due 6/25/34(e)	257,558
59,354		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 0.510% (1-Month USD-LIBOR + 0.360%) due 3/25/35(e)(f)	59,942
			CHL Mortgage Pass-Through Trust:
888,018		WR(d)	Series 2005-HYB6, Class 2A1, 2.917% due 10/20/35(e)	888,402
92,544		WR(d)	Series 2005-HYB9, Class 2A1, 2.207% (1-Year USD-LIBOR + 1.750%) due 2/20/36(e)	87,657
121,361		Caa2(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	93,130
176,555		WD(g)	Series 2007-1, Class A1, 6.000% due 3/25/37	141,231
			Citigroup Mortgage Loan Trust:
5,972		B-	Series 2004-HYB2, Class 2A, 4.014% due 3/25/34(e)	6,107
244,086		Caa2(d)	Series 2007-AR4, Class 1A1A, 3.945% due 3/25/37(e)	238,153
87,606		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(e)(f)	89,174
29,383		WR(d)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	30,189
			Countrywide Asset-Backed Certificates:
411,668		CC	Series 2007-1, Class 1A, 0.290% (1-Month USD-LIBOR + 0.140%) due 7/25/37(e)	374,624
87,672		D	Series 2007-6, Class 1A, 0.350% (1-Month USD-LIBOR + 0.200%) due 9/25/37(e)	76,930
488,919		CCC	Series 2007-8, Class 1A1, 0.340% (1-Month USD-LIBOR + 0.190%) due 11/25/37(e)	460,595
702,346		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 0.300% (1-Month USD-LIBOR + 0.150%) due 9/29/36(e)(f)	684,198
178,035		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.487% due 8/26/58(f)	178,987
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 1.200% (1-Month USD-LIBOR + 1.050%) due 6/25/35(e)	145,750
969,648		CC	Series 2007-CB6, Class A3, 0.369% (1-Month USD-LIBOR + 0.220%) due 7/25/37(e)(f)	775,387
533,706		AAA	Crown Point CLO 5 Ltd., Series 2018-5A, Class A, 1.158% (3-Month USD-LIBOR + 0.940%) due 7/17/28(e)(f)	529,461
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 1.875% (1-Month USD-LIBOR + 1.725%) due 11/25/34(e)	148,952
913,588		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.250% (1-Month USD-LIBOR + 1.100%) due 5/25/37(e)(f)	911,283
500,000	EUR	AAA	Euro-Galaxy V CLO BV, Series 2016-5A, Class ARV, 0.820% (3-Month EURIBOR + 0.820%) due 11/10/30(e)(f)	594,962
84,537		Aaa(d)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 1.144% (3-Month USD-LIBOR + 0.920%) due 5/28/28(e)(f)	84,115
388,181		NR	Government National Mortgage Association (GNMA), Series 2018-H15, Class FG, 0.599% (1-Year USD-LIBOR + 0.150%) due 8/20/68(e)	385,503
28,202		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.220% due 3/25/46	21,704
4,931		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.487% (1-Month USD-LIBOR + 0.340%) due 6/20/35(e)	4,722
761,003	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.104% (Sterling Overnight Index Average + 1.050%) due 5/25/53(e)(f)	1,016,249
62,444		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.790% (1-Month USD-LIBOR + 0.640%) due 7/25/45(e)	55,723
184,784		Aaa(d)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 1.068% (3-Month USD-LIBOR + 0.850%) due 1/17/28(e)(f)	183,800
411,822		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.610% (1-Month USD-LIBOR + 0.460%) due 3/25/36(e)	386,778
200,000		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 1.591% (1-Month USD-LIBOR + 1.450%) due 12/15/31(e)(f)	194,971
260,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.471% (0.800% - 3-Month EURIBOR) due 12/15/29(f)(h)	310,061
83,441		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(f)	84,355
393,531		WD(g)	Lehman XS Trust, Series 2007-20N, Class A1, 1.300% (1-Month USD-LIBOR + 1.150%) due 12/25/37(e)	372,300
186,518		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 0.270% (1-Month USD-LIBOR + 0.120%) due 8/25/36(e)	100,856
245,398		Aaa(d)	Monarch Grove CLO, Series 2018-1A, Class A1, 1.095% (3-Month USD-LIBOR + 0.880%) due 1/25/28(e)(f)	243,314
524,174		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.044% (3-Month USD-LIBOR + 0.820%) due 10/13/27(e)(f)	519,897
12,505		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 0.621% (1-Month USD-LIBOR + 0.480%) due 6/15/30(e)	12,405

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6% - (continued)
			New Residential Mortgage Loan Trust:
$ 65,364		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(e)(f)	$70,927
345,874		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(e)(f)	363,823
			Option One Mortgage Loan Trust:
117,209		CC	Series 2007-1, Class 1A1, 0.290% (1-Month USD-LIBOR + 0.140%) due 1/25/37(e)	87,485
112,776		CC	Series 2007-2, Class 1A1, 0.290% (1-Month USD-LIBOR + 0.140%) due 3/25/37(e)	87,169
700,000	EUR	AAA	OZLME BV, Series 1A, Class AR, 0.820% (3-Month EURIBOR + 0.820%) due 1/18/30(e)(f)	834,868
600,000		B+	RASC Trust, Series 2006-KS3, Class M1, 0.480% (1-Month USD-LIBOR + 0.330%) due 4/25/36(e)	582,894
571,220		WD(g)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	348,364
			Securitized Asset-Backed Receivables LLC Trust:
568,533		CC	Series 2006-FR3, Class A3, 0.400% (1-Month USD-LIBOR + 0.250%) due 5/25/36(e)	398,285
111,179		CC	Series 2006-HE2, Class A2C, 0.300% (1-Month USD-LIBOR + 0.150%) due 7/25/36(e)	64,433
251,237		B	Sequoia Mortgage Trust, Series 6, Class A, 0.790% (1-Month USD-LIBOR + 0.640%) due 4/19/27(e)	245,996
900,000		Aaa(d)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, 1.359% (3-Month USD-LIBOR + 1.150%) due 1/23/29(e)(f)	896,934
			Soundview Home Loan Trust:
270,857		CC	Series 2007-OPT1, Class 1A1, 0.350% (1-Month USD-LIBOR + 0.200%) due 6/25/37(e)	224,289
74,072		CCC	Series 2007-OPT2, Class 2A3, 0.330% (1-Month USD-LIBOR + 0.180%) due 7/25/37(e)	70,584
184,836		Aaa(d)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 1.179% (3-Month USD-LIBOR + 0.950%) due 7/14/26(e)(f)	184,478
246,739		Aaa(d)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 1.117% (3-Month USD-LIBOR + 0.880%) due 4/15/28(e)(f)	245,739
17,158		AAA	THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 1.117% (3-Month USD-LIBOR + 0.880%) due 1/15/26(e)(f)	17,156
345,539		Aaa(d)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 1.058% (3-Month USD-LIBOR + 0.840%) due 4/20/28(e)(f)	343,249
500,000		Aaa(d)	Venture 35 CLO Ltd., Series 2018-35A, Class AS, 1.366% (1.650% - 3-Month USD-LIBOR) due 10/22/31(f)(h)	500,236
272,465		AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 1.024% (3-Month USD-LIBOR + 0.800%) due 2/28/26(e)(f)	270,804
628,397		Aaa(d)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 1.087% (3-Month USD-LIBOR + 0.850%) due 1/15/28(e)(f)	623,905
304,334		Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.117% (3-Month USD-LIBOR + 0.880%) due 4/15/27(e)(f)	302,187
			WaMu Mortgage Pass-Through Certificates Trust:
11,821		Baa1(d)	Series 2002-AR2, Class A, 1.773% (11th District Cost of Funds Index + 1.250%) due 2/27/34(e)	11,868
4,690		BB	Series 2002-AR17, Class 1A, 1.943% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(e)	4,519

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $18,858,335)	19,032,308

SOVEREIGN BONDS - 8.3%
Argentina - 0.0%
727,000	ARS	NR	Bonos del Tesoro Nacional en Pesos Badlar, 33.764% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(e)	8,718
4,740,000	ARS	NR	Ciudad Autonoma de Buenos Aires, 37.931% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(e)	58,237

			Total Argentina	66,955

Australia - 1.3%
			Australia Government Bonds:
1,040,000	AUD	Aaa(d)	1.250% due 2/21/22	912,319
890,000	AUD	Aaa(d)	3.000% due 9/20/25	979,781

			Total Australia	1,892,100

Canada - 0.4%
			Canadian Government Real Return Bonds:
467,631	CAD	AAA	4.250% due 12/1/26	474,738
52,668	CAD	AAA	0.500% due 12/1/50	51,170

			Total Canada	525,908

France - 0.5%
596,634	EUR	AAu(g)	French Republic Government Bonds OAT, 0.100% due 3/1/26(f)	768,306

Italy - 3.0%
3,576,096	EUR	NR	Italy Buoni Poliennali Del Tesoro, 1.400% due 5/26/25(f)	4,515,103

Japan - 2.0%
			Japanese Government CPI Linked Bonds:
139,828,440	JPY	A1(d)	0.100% due 3/10/28	1,344,844
180,820,810	JPY	A1(d)	0.100% due 3/10/29	1,739,967

			Total Japan	3,084,811

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 8.3% - (continued)
New Zealand - 0.7%
$ 970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	$1,015,644

Peru - 0.3%
1,400,000	PEN	A-	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(f)	459,051

Qatar - 0.1%
200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	215,078

			TOTAL SOVEREIGN BONDS (Cost - $11,847,355)	12,542,956

CORPORATE BONDS & NOTES - 5.9%
Banks - 3.1%
100,000	EUR	Ba1(d)	Banco Santander SA, Junior Subordinated Notes, 6.250% (5-Year EUR Swap Rate + 5.640%)(e)(i)	121,314
200,000	EUR	Baa3(d)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% - 5-Year EUR Swap Rate)(h)(i)	246,418
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	718,469
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	190,291
200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 1.027% (3-Month USD-LIBOR + 0.800%) due 6/21/21(e)	200,782
			Natwest Group PLC:
240,000		B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(e)(i)	250,219
			Senior Unsecured Notes:
200,000		BBB	1.775% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	203,239
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(e)	217,800
15,272,786	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,473,023

			Total Banks	4,621,555

Diversified Financial Services - 2.2%
18,402,957	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,979,872
2,620,195	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.000% due 10/1/50	424,691

			Total Diversified Financial Services	3,404,563

Electric - 0.2%
200,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.800% due 1/15/23	210,162
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 0.700% (3-Month USD-LIBOR + 0.450%) due 3/15/21(e)	100,097

			Total Electric	310,259

Oil & Gas - 0.4%
505,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30	555,323
2,120,000	ARS	NR	YPF SA, Senior Unsecured Notes, 38.339% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 6.000%) due 3/4/21(e)	27,428

			Total Oil & Gas	582,751

			TOTAL CORPORATE BONDS & NOTES (Cost - $8,371,879)	8,919,128

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $206,825,428)	223,936,329

SHORT-TERM INVESTMENTS - 2.2%
TIME DEPOSITS - 0.8%
			BBH - Grand Cayman:
4,786	DKK		(0.650)% due 12/1/20	767
21,438	AUD		(0.160)% due 12/1/20	15,737
83	CAD		0.010% due 12/1/20	64
441	SGD		0.020% due 12/1/20	329
4,590	ZAR		3.250% due 12/1/20	296
43,988	NZD		BNP Paribas - Paris, 0.010% due 12/1/20	30,842
866,538			BNP Paribas - Paris, 0.010% due 12/1/20	866,538
			Sumitomo Mitsui Banking Corp. - Tokyo:
106,634	EUR		(0.690)% due 12/1/20	127,194
6,385,499	JPY		(0.260)% due 12/1/20	61,164
73,134	GBP		0.010% due 12/1/20	97,487

			TOTAL TIME DEPOSITS (Cost - $1,200,418)	1,200,418

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
$ 2,100,000	U.S. Treasury Bill 0.061% due 1/12/21(j)(k) (Cost - $2,099,850)	$2,099,850

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,300,268)	3,300,268

	TOTAL INVESTMENTS IN SECURITIES (Cost - $210,125,696)	227,236,597

	TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $138,683)	126,025

	TOTAL INVESTMENTS - 150.3% (Cost - $210,264,379)	227,362,622

	Liabilities in Excess of Other Assets - (50.3)%	(76,087,455)

	TOTAL NET ASSETS - 100.0%	$151,275,167

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $22,009,987 which represents 14.55% of net assets.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Rating by Moody’s Investors Service.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(f)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $17,397,211 and represents 11.5% of net assets.

(g)	Rating by Fitch Ratings Service.
(h)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2020.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Rate shown represents yield-to-maturity.
(k)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.

At November 30, 2020, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$210,264,379	$18,081,025	$(1,578,979)	$16,502,046

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	68.8%
Mortgage-Backed Securities	11.8
Collateralized Mortgage Obligations	8.4
Sovereign Bonds	5.5
Corporate Bonds & Notes	3.9
Purchased Options	0.1
Short-Term Investments	1.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	7,920 EUR		OTC 30-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.197%	$104,728
300,000	1,584 EUR		OTC 30-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.197%	20,945

			Total Interest Rate Swaptions				$125,673

Option on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price	Value
59	6,631,010	EUR	Euro-Schatz March Futures, Call	SOG	2/19/21	EUR 115.00	$352

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $138,683)				$126,025

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
100,000	$108,802		OTC Markit CDX North America High Yield Series 35 5-Year Index, Put	BNP	1/20/21	98.250%	$114
100,000	108,802		OTC Markit CDX North America High Yield Series 35 5-Year Index, Put	DUB	12/16/20	93.000%	1
800,000	521,208		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	BNP	12/16/20	1.000%	14
2,400,000	1,563,624		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	BNP	1/20/21	1.000%	932
800,000	521,208		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	DUB	12/16/20	1.000%	14
300,000	195,453		OTC Markit CDX North America Investment Grade Series 34 5-Year Index, Put	JPM	12/16/20	1.000%	5
200,000	99,098	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Call	BNP	12/16/20	0.450%	28
300,000	148,647	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Call	BNP	12/16/20	0.475%	151
200,000	99,098	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Call	DUB	12/16/20	0.450%	28
1,800,000	880,074	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Call	BNP	1/20/21	0.475%	2,728
200,000	99,098	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Put	BNP	12/16/20	0.800%	14
300,000	148,647	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Put	BNP	12/16/20	0.850%	18
200,000	99,098	EUR	OTC Markit iTraxx Europe Series 33 5-Year Index, Put	DUB	12/16/20	0.800%	14
1,800,000	880,074	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	1/20/21	0.825%	779
200,000	97,786	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	BNP	12/16/20	0.850%	14
1,300,000	635,609	EUR	OTC Markit iTraxx Europe Series 34 5-Year Index, Put	DUB	12/16/20	0.900%	72

			Total Credit Default Swaptions				$4,926

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
4,440,000	23,443	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BNP	11/4/22	0.000%	$100,467
860,000	4,541	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BCLY	11/4/22	0.000%	19,460

			Total Interest Rate Swaptions				$119,927

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $153,302)				$124,853

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amount†	Security	Value
	Royal Bank of Canada:
$37,046,520	0.180% due 1/11/21 (Proceeds — $37,046,520)	$37,046,520

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended November 30, 2020, the daily average borrowing and interest rate under the reverse repurchase agreements were $53,585,524 and 0.165%, respectively.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bund March Futures	1	3/21	$211,817	$211,841	$24
U.S. Treasury 5-Year Note March Futures	70	3/21	8,808,936	8,822,188	13,252

					13,276

Contracts to Sell:
Australian Government 10-Year Bond December Futures	4	12/20	435,106	436,696	(1,590)
Australian Government 3-Year Bond December Futures	14	12/20	1,202,820	1,206,876	(4,056)
Euro-Bobl December Futures	57	12/20	9,232,141	9,205,792	26,349
Euro-BTP December Futures	15	12/20	2,625,472	2,704,555	(79,083)
Euro-Buxl 30-Year Bond March Futures	2	3/21	538,096	536,378	1,718
Euro-Schatz Note March Futures	59	3/21	7,908,228	7,907,357	871
Japan Government 10-Year Bond December Futures	3	12/20	4,370,115	4,368,678	1,437
U.S. Treasury 2-Year Note March Futures	26	3/21	5,738,891	5,742,141	(3,250)
U.S. Treasury 10-Year Note March Futures	131	3/21	18,052,414	18,100,516	(48,102)
U.S. Treasury Long Bond March Futures	12	3/21	2,095,219	2,098,875	(3,656)
U.S. Treasury Ultra Long Bond March Futures	6	3/21	1,291,164	1,296,188	(5,024)
U.S. Ultra Long Bond March Futures	7	3/21	1,096,375	1,099,875	(3,500)

					(117,886)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(104,610)

At November 30, 2020, Inflation-Linked Fixed Income Fund had deposited cash of $519,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	700,535	USD	515,288	JPM	$514,228	12/2/20	$(1,060)
Danish Krone	475,000	USD	74,398	BNP	76,114	12/1/20	1,716
Danish Krone	8,896,671	USD	1,417,399	BNP	1,425,611	12/1/20	8,212
Japanese Yen	45,896,711	USD	440,035	HSBC	439,624	12/2/20	(411)
Japanese Yen	99,789,909	USD	957,092	MLP	955,842	12/2/20	(1,250)
Japanese Yen	179,887,311	USD	1,730,120	MLP	1,723,059	12/2/20	(7,061)

							146

Contracts to Sell:
Australian Dollar	1,218,346	USD	867,734	BNP	894,327	12/2/20	(26,593)
Australian Dollar	1,369,000	USD	964,525	JPM	1,004,915	12/2/20	(40,390)
Australian Dollar	700,535	USD	515,442	JPM	514,449	1/8/21	993
British Pound	898,000	USD	1,160,171	BCLY	1,197,033	12/2/20	(36,862)
Canadian Dollar	634,000	USD	477,105	SCB	488,143	12/2/20	(11,038)
Danish Krone	875,000	USD	138,245	BCLY	140,211	12/1/20	(1,966)
Danish Krone	5,320,899	USD	835,534	JPM	852,626	12/1/20	(17,092)
Danish Krone	11,115,781	USD	1,742,378	MLP	1,781,204	12/1/20	(38,826)
Danish Krone	19,739,436	USD	3,089,042	MLP	3,163,067	12/1/20	(74,025)
Danish Krone	27,679,445	USD	4,449,163	BCLY	4,443,200	2/1/21	5,963
Danish Krone	8,896,671	USD	1,419,854	BNP	1,428,125	2/1/21	(8,271)
Euro	6,314,000	USD	7,359,517	SCB	7,531,335	12/2/20	(171,818)
Euro	6,314,000	USD	7,561,608	SCB	7,540,662	1/5/21	20,946
Japanese Yen	98,782,174	USD	947,258	HSBC	946,190	12/2/20	1,068
Japanese Yen	226,791,757	USD	2,172,333	MLP	2,172,335	12/2/20	(2)
Japanese Yen	45,896,711	USD	440,406	HSBC	440,021	1/8/21	385
Japanese Yen	99,789,909	USD	957,898	MLP	956,706	1/8/21	1,192
Japanese Yen	179,887,311	USD	1,731,585	MLP	1,724,616	1/8/21	6,969
New Zealand Dollar	1,455,000	USD	966,270	MLP	1,020,174	12/2/20	(53,904)
Peruvian Sol	1,887,374	USD	518,310	BNP	523,449	2/10/21	(5,139)

							(448,410)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(448,264)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	$(94,239)	$(103,179)	$8,940
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	5,590,000	(1,193)	(1,230)	37

							$(95,432)	$(104,409)	$8,977

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	2-Year EUR Inflation Linked	0.090%	5/15/22	EUR	100,000	$645	$423	$222
Receive	2-Year EUR Inflation Linked	0.330%	7/15/22	EUR	600,000	4,712	2,849	1,863
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,000,000	(75,657)	(75,970)	313
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	87,098	93,051	(5,953)
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(14,451)	(15,114)	663
Pay	5-Year GBP Inflation Linked	3.330%	1/15/25	GBP	4,000,000	104,120	41,097	63,023
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	97,618	76,362	21,256
Pay	10-Year GBP Inflation Linked	3.470%	8/15/30	GBP	1,700,000	(3,348)	17,747	(21,095)
Pay	10-Year GBP Inflation Linked	3.718%	12/15/28	GBP	920,000	92,076	69,593	22,483
Pay	1-Year USD Inflation Linked	0.860%	6/15/21	USD	100,000	(891)	(877)	(14)
Pay	1-Year USD Inflation Linked	0.900%	6/17/21	USD	2,000,000	(18,206)	(17,863)	(343)
Pay	1-Year USD Inflation Linked	1.030%	6/18/21	USD	1,400,000	(11,343)	(11,080)	(263)
Pay	1-Year USD Inflation Linked	1.420%	7/9/21	USD	400,000	(3,473)	(3,361)	(112)
Pay	1-Year USD Inflation Linked	1.863%	8/26/21	USD	400,000	(1,352)	(1,304)	(48)
Pay	1-Year USD Inflation Linked	1.825%	8/14/21	USD	1,100,000	(5,722)	(5,453)	(269)
Pay	1-Year USD Inflation Linked	1.840%	8/14/21	USD	600,000	(3,032)	(2,885)	(147)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	(56,130)	(62,311)	6,181
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	(193,641)	(214,466)	20,825
Receive	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	11,178	5,868	5,310
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	7,924	1,693	6,231
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(60,276)	(50,027)	(10,249)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(23,616)	(8,764)	(14,852)
Pay	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(9,688)	9,233	(18,921)
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	49,287	59,292	(10,005)
Pay	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	20,136	24,122	(3,986)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	30,687	36,670	(5,983)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	31,480	37,569	(6,089)

						$ 56,135	$ 6,094	$ 50,041

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/20 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Index Series 35 5-Year Index	5.000%	12/20/25	3-Month	3.041%	USD	2,300,000	$(228,149)	$(95,830)	$(132,319)

Centrally Cleared - Credit Default Swaps on Corporate Issues - Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Daimler AG, A-	1.000%	12/20/20	3-Month	0.178%	EUR	100,000	$293	$247	$46
General Electric Co., BBH+	1.000%	12/20/23	3-Month	0.636%	USD	100,000	1,307	(176)	1,483

							$1,600	$71	$1,529

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At November 30, 2020, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $607,000 for open centrally cleared swap contracts.

At November 30, 2020, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $10,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2020, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing date	Maturity Date	Borrowing rate	Amount borrowed
BNP Paribas	11/9/2020	1/8/2021	0.18%	$12,900,312
BNP Paribas	11/9/2020	1/8/2021	0.18%	4,372,236

				$17,272,548

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA

See pages 259-261 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 52.7%
Aerospace/Defense - 1.3%
		Boeing Co. (The), Senior Unsecured Notes:
$ 1,200,000	BBB-	2.300% due 8/1/21	$1,212,254
800,000	BBB-	2.125% due 3/1/22	813,636
300,000	BBB-	2.700% due 5/1/22	306,853
1,200,000	BBB-	4.508% due 5/1/23	1,284,269
100,000	BBB-	1.875% due 6/15/23	101,028
1,500,000	CCC+	Spirit AeroSystems Inc., Company Guaranteed Notes, 1.050% (3-Month USD-LIBOR + 0.800%) due 6/15/21(a)	1,458,069

		Total Aerospace/Defense	5,176,109

Agriculture - 1.6%
2,900,000	BBB+	BAT Capital Corp., Company Guaranteed Notes, 1.101% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)	2,923,095
2,700,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 3.750% due 7/21/22(b)	2,810,951
600,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	684,737

		Total Agriculture	6,418,783

Airlines - 0.0%
81,259	BBB+	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Pass-Thru Certificates, 6.264% due 11/20/21	80,463

Auto Manufacturers - 7.3%
1,500,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 0.773% (3-Month USD-LIBOR + 0.540%) due 6/27/22(a)	1,508,710
500,000	A	BMW US Capital LLC, Company Guaranteed Notes, 0.714% (3-Month USD-LIBOR + 0.500%) due 8/13/21(a)(b)	501,192
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	BBB+	1.121% (3-Month USD-LIBOR + 0.900%) due 2/15/22(a)(b)	503,394
5,600,000	BBB+	1.093% (3-Month USD-LIBOR + 0.880%) due 2/22/22(a)(b)	5,637,423
1,037,000	BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.044% (3-Month USD-LIBOR + 0.810%) due 4/5/21(a)	1,031,752
200,000	BBB	General Motors Co., Senior Unsecured Notes, 1.150% (3-Month USD-LIBOR + 0.900%) due 9/10/21(a)	200,246
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
800,000	BBB	1.080% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	801,002
500,000	BBB	1.779% (3-Month USD-LIBOR + 1.550%) due 1/14/22(a)	503,784
1,500,000	BBB	1.530% (3-Month USD-LIBOR + 1.310%) due 6/30/22(a)	1,509,108
2,400,000	BBB	Senior Unsecured Notes, 1.332% (3-Month USD-LIBOR + 1.100%) due 11/6/21(a)	2,407,228
500,000	BBB	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 3.550% due 5/21/21(b)	506,701
		Hyundai Capital America, Senior Unsecured Notes:
800,000	BBB+	1.069% (3-Month USD-LIBOR + 0.820%) due 3/12/21(a)	800,111
1,700,000	BBB+	3.450% due 3/12/21	1,713,212
400,000	BBB+	2.450% due 6/15/21	403,100
1,400,000	BBB+	1.170% (3-Month USD-LIBOR + 0.940%) due 7/8/21(a)	1,401,514
500,000	BBB+	3.750% due 7/8/21(b)	508,567
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
500,000	BBB-	0.770% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)	499,048
1,400,000	BBB-	0.770% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)(b)	1,397,335
1,500,000	BBB-	3.150% due 3/15/21(b)	1,508,045
200,000	BBB-	0.857% (3-Month USD-LIBOR + 0.630%) due 9/21/21(a)(b)	199,111
1,000,000	BBB-	3.650% due 9/21/21(b)	1,019,137
1,400,000	BBB-	0.923% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	1,376,144
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
3,000,000	BBB+	1.154% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)	3,020,855
400,000	BBB+	2.900% due 5/13/22(b)	413,016

		Total Auto Manufacturers	29,369,735

Banks - 21.7%
1,000,000	A1(c)	ABN AMRO Bank NV, Senior Unsecured Notes, 1.018% (3-Month USD-LIBOR + 0.800%) due 7/19/22(a)	1,009,270

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 52.7% - (continued)
Banks - 21.7% - (continued)
$ 700,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 2.550% due 9/9/22	$718,920
800,000		A	Banco Santander Chile, Senior Unsecured Notes, 1.424% (3-Month USD-LIBOR + 1.200%) due 11/28/21(a)	800,571
1,000,000		A-	Bank of America Corp., Senior Unsecured Notes, 1.038% (3-Month USD-LIBOR + 0.790%) due 3/5/24(a)	1,008,852
3,500,000	CAD	A-	Bank of America Corp., (Restricted, cost - $2,709,688, acquired 10/5/20), Senior Unsecured Notes, 2.604% (3-Month Canadian Bank Bill + 1.125%) due 3/15/23(a)(d)	2,766,612
			Barclays PLC, Senior Unsecured Notes:
515,000		BBB	3.200% due 8/10/21	524,631
2,500,000		BBB	1.849% (3-Month USD-LIBOR + 1.625%) due 1/10/23(a)	2,522,605
300,000		BBB	1.651% (3-Month USD-LIBOR + 1.430%) due 2/15/23(a)	301,815
500,000		BBB	1.601% (3-Month USD-LIBOR + 1.380%) due 5/16/24(a)	505,914
			Citigroup Inc., Senior Unsecured Notes:
1,500,000		BBB+	1.165% (3-Month USD-LIBOR + 0.950%) due 7/24/23(a)	1,513,181
2,100,000		BBB+	1.655% (3-Month USD-LIBOR + 1.430%) due 9/1/23(a)	2,137,559
500,000		BBB+	1.322% (3-Month USD-LIBOR + 1.100%) due 5/17/24(a)	507,116
300,000		BBB+	1.248% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	303,505
1,200,000		A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 1.054% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,209,993
1,750,000		BBB+	Credit Suisse Group AG, Senior Unsecured Notes, 1.489% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)	1,772,434
2,000,000		BBB+	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes, 2.508% (3-Month USD-LIBOR + 2.290%) due 4/16/21(a)	2,016,077
			Danske Bank AS, Senior Unsecured Notes:
1,050,000		A	2.000% due 9/8/21	1,063,582
1,731,000		BBB+	1.171% (1-Year CMT Index + 1.030%) due 12/8/23(a)(b)	1,738,600
			DBS Group Holdings Ltd., Senior Unsecured Notes:
1,000,000		Aa2(c)	0.835% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	1,005,206
3,000,000		Aa2(c)	0.835% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	3,015,617
1,500,000		AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 1.180% (3-Month USD-LIBOR + 0.950%) due 4/16/22(a)	1,508,996
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
1,000,000		BBB+	1.325% (3-Month USD-LIBOR + 1.110%) due 4/26/22(a)	1,003,416
1,986,000		BBB+	0.994% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	1,994,340
1,000,000	CAD	BBB+	Goldman Sachs Group Inc. (The), (Restricted, cost - $754,909, acquired 10/5/20), Senior Unsecured Notes, 1.030% (3-Month Canadian Bank Bill + 0.540%) due 7/27/22(a)(d)	772,097
5,900,000		A-	HSBC Holdings PLC, Senior Unsecured Notes, 1.480% (3-Month USD-LIBOR + 1.230%) due 3/11/25(a)	5,956,344
1,200,000		A-	ING Groep NV, Senior Unsecured Notes, 1.368% (3-Month USD-LIBOR + 1.150%) due 3/29/22(a)	1,212,980
3,900,000		A-	JPMorgan Chase & Co., Senior Unsecured Notes, 1.099% (3-Month USD-LIBOR + 0.890%) due 7/23/24(a)	3,948,664
			KEB Hana Bank, Senior Unsecured Notes:
1,000,000		A+	3.375% due 1/30/22	1,032,393
400,000		A+	1.124% (3-Month USD-LIBOR + 0.875%) due 9/14/22(a)	402,748
800,000		A+	0.934% (3-Month USD-LIBOR + 0.700%) due 10/2/22(a)(b)	803,600
3,900,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 1.027% (3-Month USD-LIBOR + 0.800%) due 6/21/21(a)	3,915,245
			Mizuho Financial Group Inc., Senior Unsecured Notes:
1,000,000		A-	1.070% (3-Month USD-LIBOR + 0.840%) due 7/16/23(a)	1,005,184
3,900,000		A-	1.099% (3-Month USD-LIBOR + 0.850%) due 9/13/23(a)	3,919,165
2,000,000		A-	0.837% (3-Month USD-LIBOR + 0.630%) due 5/25/24(a)	2,003,498
5,000,000		BBB	Natwest Group PLC, Senior Unsecured Notes, 1.691% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	5,050,015
1,400,000		A-	NatWest Markets PLC, Senior Unsecured Notes, 1.618% (3-Month USD-LIBOR + 1.400%) due 9/29/22(a)(b)	1,414,648
1,200,000		A	Nordea Bank Abp, Senior Unsecured Notes, 1.164% (3-Month USD-LIBOR + 0.940%) due 8/30/23(a)(b)	1,207,243
			QNB Finance Ltd., Company Guaranteed Notes:
600,000		A	1.574% (3-Month USD-LIBOR + 1.350%) due 5/31/21(a)	602,361
1,000,000		Aa3(c)	1.788% (3-Month USD-LIBOR + 1.570%) due 7/18/21(a)	1,007,092
1,600,000		Aa3(c)	1.664% (3-Month USD-LIBOR + 1.450%) due 8/11/21(a)	1,610,985
1,000,000		A	1.214% (3-Month USD-LIBOR + 1.000%) due 5/2/22(a)	1,002,685
800,000		Aa3(c)	QNB Finance Ltd., (Restricted, cost - $808,304, acquired 6/20/19), Senior Unsecured Notes, 1.570% (3-Month USD-LIBOR + 1.320%) due 12/6/21(a)(d)	802,114
2,000,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.450% due 12/3/21	2,071,959
800,000		A	Santander UK PLC, Senior Unsecured Notes, 0.845% (3-Month USD-LIBOR + 0.620%) due 6/1/21(a)	802,170

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 52.7% - (continued)
Banks - 21.7% - (continued)
			Standard Chartered PLC, Senior Unsecured Notes:
$ 1,400,000		BBB+	1.450% (3-Month USD-LIBOR + 1.200%) due 9/10/22(a)(b)	$1,405,681
600,000		BBB+	1.368% (3-Month USD-LIBOR + 1.150%) due 1/20/23(a)(b)	603,083
1,700,000		BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,840,814
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000		A-	1.004% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,125,815
500,000		A-	0.958% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	504,414
3,700,000		A-	UBS Group AG, Senior Unsecured Notes, 2.004% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)	3,723,243
3,951,000		BBB+	Wells Fargo & Co., Senior Unsecured Notes, 1.444% (3-Month USD-LIBOR + 1.230%) due 10/31/23(a)	4,014,149
200,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $153,473, acquired 10/6/20), Senior Unsecured Notes, 2.094% due 4/25/22(d)	157,122
1,000,000	CAD	BBB+	Wells Fargo & Co., (Restricted, cost - $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(d)	820,365

			Total Banks	87,686,688

Chemicals - 0.2%
800,000		BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(b)	808,205

Commercial Services - 1.8%
			Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
1,000,000		A1(c)	1.099% (3-Month USD-LIBOR + 0.850%) due 9/14/21(a)	1,004,330
1,200,000		A1(c)	2.567% due 11/2/21	1,221,300
3,000,000		A1(c)	1.061% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,017,475
			Equifax Inc., Senior Unsecured Notes:
400,000		BBB	2.300% due 6/1/21	403,065
1,150,000		BBB	1.091% (3-Month USD-LIBOR + 0.870%) due 8/15/21(a)	1,153,939
400,000		A-	ERAC USA Finance LLC, Company Guaranteed Notes, 4.500% due 8/16/21(b)	411,557

			Total Commercial Services	7,211,666

Diversified Financial Services - 7.1%
			AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,200,000		BBB	4.500% due 5/15/21	1,217,484
300,000		BBB	5.000% due 10/1/21	309,748
500,000		BBB	4.450% due 12/16/21	514,983
400,000		BBB	4.625% due 7/1/22	419,815
1,400,000		BBB	Air Lease Corp., Senior Unsecured Notes, 3.500% due 1/15/22	1,439,685
1,100,000		BBB-	Aircastle Ltd., Senior Unsecured Notes, 5.125% due 3/15/21	1,112,874
500,000		BBB-	Ally Financial Inc., Senior Unsecured Notes, 4.125% due 2/13/22	521,041
			Aviation Capital Group LLC, Senior Unsecured Notes:
700,000		BBB-	6.750% due 4/6/21(b)	711,967
500,000		BBB-	1.175% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)	494,778
2,000,000		BBB-	0.884% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	1,966,498
500,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.500% due 1/15/23(b)	521,980
			BOC Aviation Ltd., Senior Unsecured Notes:
1,000,000		A-	1.264% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)	998,600
1,000,000		A-	1.264% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)(b)	998,600
1,200,000		A-	3.000% due 5/23/22	1,225,516
500,000		A-	2.750% due 9/18/22	509,456
200,000		A-	2.750% due 9/18/22(b)	203,782
2,000,000		BBB+	Intercontinental Exchange Inc., Senior Unsecured Notes, 0.903% (3-Month USD-LIBOR + 0.650%) due 6/15/23(a)	2,008,719
1,300,000		BBB	International Lease Finance Corp., Senior Unsecured Notes, 8.625% due 1/15/22	1,406,958
800,000		BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(b)	837,452
500,000		Baa2(c)	Mirae Asset Daewoo Co., Ltd., Senior Unsecured Notes, 4.125% due 11/7/21	512,063
500,000		A-	Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes, 2.652% due 9/19/22(b)	515,906
			Nomura Holdings Inc., Senior Unsecured Notes:
900,000		BBB+	2.648% due 1/16/25	956,912
1,100,000		BBB+	1.851% due 7/16/25	1,135,809
400,000		BB-	OneMain Finance Corp., Company Guaranteed Notes, 7.750% due 10/1/21	419,910

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 52.7% - (continued)
Diversified Financial Services - 7.1% - (continued)
		ORIX Corp., Senior Unsecured Notes:
$ 3,300,000	A-	2.650% due 4/13/21	$3,325,361
200,000	A-	3.200% due 1/19/22	205,775
400,000	A-	2.900% due 7/18/22	414,234
		Park Aerospace Holdings Ltd., Company Guaranteed Notes, 3.625% due 3/15/21:
600,000	BBB-	3.625% due 3/15/21(b)	601,190
1,300,000	BBB-	5.250% due 8/15/22(b)	1,359,931
1,800,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.850% due 7/25/22	1,859,749

		Total Diversified Financial Services	28,726,776

Electric - 3.1%
1,300,000	BBB	Dominion Energy Inc., Senior Unsecured Notes, 0.776% (3-Month USD-LIBOR + 0.530%) due 9/15/23(a)	1,302,626
1,600,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 0.721% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)	1,603,186
400,000	BBB	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	457,400
700,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 0.774% (3-Month USD-LIBOR + 0.550%) due 8/28/21(a)	700,248
		Pacific Gas & Electric Co., 1st Mortgage Notes:
800,000	BBB-	1.717% (3-Month USD-LIBOR + 1.480%) due 6/16/22(a)	800,573
1,000,000	BBB-	1.750% due 6/16/22	1,001,712
1,400,000	Baa3(c)	4.250% due 8/1/23	1,496,527
500,000	BBB-	3.850% due 11/15/23	529,822
300,000	BBB-	3.750% due 2/15/24	318,574
100,000	BBB-	3.400% due 8/15/24	106,013
1,000,000	BBB+	PPL WEM Ltd./Western Power Distribution PLC, Senior Unsecured Notes, 5.375% due 5/1/21(b)	1,008,046
1,700,000	BBB+	Sempra Energy, Senior Unsecured Notes, 0.700% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	1,701,652
1,500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 0.777% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	1,500,354

		Total Electric	12,526,733

Electronics - 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	309,382

Engineering & Construction - 0.1%
200,000	BBB+	Heathrow Funding Ltd., Senior Secured Notes, 4.875% due 7/15/21	204,840

Food - 0.2%
400,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 0.880% (3-Month USD-LIBOR + 0.630%) due 3/15/21(a)	400,532
300,000	BB+	Kraft Heinz Foods Co., Company Guaranteed Notes, 1.026% (3-Month USD-LIBOR + 0.820%) due 8/10/22(a)	298,610

		Total Food	699,142

Healthcare - Products - 0.1%
600,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 0.977% (3-Month USD-LIBOR + 0.750%) due 3/19/21(a)	600,122

Holding Companies - Diversified - 0.1%
500,000	A	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	521,171

Household Products/Wares - 0.2%
900,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 0.783% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	904,022

Insurance - 1.3%
3,140,000	A	Athene Global Funding, Secured Notes, 1.464% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	3,164,374
2,000,000	A-	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 1.418% (3-Month USD-LIBOR + 1.200%) due 12/29/21(a)	2,000,858

		Total Insurance	5,165,232

Lodging - 0.2%
		Marriott International Inc., Senior Unsecured Notes:
400,000	BBB-	0.898% (3-Month USD-LIBOR + 0.650%) due 3/8/21(a)	399,858
500,000	BBB-	3.125% due 10/15/21	506,360

		Total Lodging	906,218

Machinery - Diversified - 0.2%
700,000	BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 3.875% due 10/15/21	717,691

Media - 1.0%
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
1,000,000	BBB-	4.464% due 7/23/22	1,057,575
3,000,000	BBB-	1.864% (3-Month USD-LIBOR + 1.650%) due 2/1/24(a)	3,076,590

		Total Media	4,134,165

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 52.7% - (continued)
Oil & Gas - 1.6%
$ 1,300,000		A-	BP Capital Markets America Inc., Company Guaranteed Notes, 0.877% (3-Month USD-LIBOR + 0.650%) due 9/19/22(a)	$1,303,660
300,000		A+	CNOOC Finance 2011 Ltd., Company Guaranteed Notes, 4.250% due 1/26/21	301,472
200,000		A	CNPC HK Overseas Capital Ltd., Company Guaranteed Notes, 4.500% due 4/28/21	202,856
2,855,000		BB-	Occidental Petroleum Corp., Senior Unsecured Notes, 1.671% (3-Month USD-LIBOR + 1.450%) due 8/15/22(a)	2,728,653
1,300,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 1.400% (3-Month USD-LIBOR + 1.150%) due 9/15/23(a)	1,300,698
700,000		BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 4.600% due 5/10/21(b)	705,147

			Total Oil & Gas	6,542,486

Pharmaceuticals - 0.4%
700,000		BBB	Bayer US Finance LLC, Company Guaranteed Notes, 3.000% due 10/8/21(b)	715,309
400,000		A-	Cigna Corp., Company Guaranteed Notes, 0.896% (3-Month USD-LIBOR + 0.650%) due 9/17/21(a)	400,103
			Utah Acquisition Sub Inc., Company Guaranteed Notes:
138,000		BBB-	3.750% due 12/15/20	138,114
200,000		BBB-	3.150% due 6/15/21	202,493

			Total Pharmaceuticals	1,456,019

Pipelines - 0.9%
3,400,000		BBB+	Enbridge Inc., Company Guaranteed Notes, 0.720% (3-Month USD-LIBOR + 0.500%) due 2/18/22(a)	3,403,223
400,000		BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 6.250% due 3/15/22	422,413

			Total Pipelines	3,825,636

Semiconductors - 0.3%
1,000,000		BBB-	Broadcom Inc., Company Guaranteed Notes, 3.125% due 10/15/22	1,047,534
300,000		BBB	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 3.875% due 9/1/22(b)	316,867

			Total Semiconductors	1,364,401

Telecommunications - 1.4%
800,000		BBB	AT&T Inc., Senior Unsecured Notes, 1.429% (3-Month USD-LIBOR + 1.180%) due 6/12/24(a)	818,895
1,000,000	CAD	BBB	AT&T Inc., (Restricted, cost - $794,831, acquired 10/5/20), Senior Unsecured Notes, 2.850% due 5/25/24(d)	814,829
400,000		BB	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	417,000
3,400,000		BBB+	Verizon Communications Inc., Senior Unsecured Notes, 1.321% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	3,494,034

			Total Telecommunications	5,544,758

Trucking & Leasing - 0.5%
800,000		BBB	GATX Corp., Senior Unsecured Notes, 0.945% (3-Month USD-LIBOR + 0.720%) due 11/5/21(a)	801,406
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
300,000		A-	2.650% due 7/15/21	302,543
200,000		A-	2.650% due 7/15/21(b)	201,695
700,000		A-	3.550% due 4/15/24(b)	744,730

			Total Trucking & Leasing	2,050,374

			TOTAL CORPORATE BONDS & NOTES (Cost - $211,594,918)	212,950,817

COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3%
1,803,386		Aaa(c)	A10 Bridge Asset Financing LLC, Series 2020-C, Class A, 2.021% due 8/15/40(b)	1,806,243
546,057		B-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 0.930% (1-Month USD-LIBOR + 0.780%) due 4/25/34(a)	534,524
400,000	EUR	Aaa(c)	Arbour CLO IV DAC, Series 2004-A, Class A2R, 0.870% (3-Month EURIBOR + 0.870%) due 1/15/30(a)(b)	477,109
424,782		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 1.088% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	421,882
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 1.091% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	677,794
1,800,000	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, due 9/20/48(b)	2,398,017
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 1.341% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	489,823
400,000		Aaa(c)	Series 2019-RLJ, Class A, 1.191% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	389,978
			Bancorp Commercial Mortgage Trust:
78,041		Aaa(c)	Series 2018-CRE4, Class A, 1.041% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	77,564
573,370		Aaa(c)	Series 2019-CRE6, Class A, 1.191% (1-Month USD-LIBOR + 1.050%) due 9/15/36(a)(b)	570,853
101,763		NR	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(b)	101,974
688,699		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 0.500% (1-Month USDLIBOR + 0.500%) due 9/25/34(a)	661,146
602,836		B3(c)	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M2, 1.500% (1-Month USD-LIBOR + 1.350%) due 1/25/36(a)(b)	602,422

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3% - (continued)
$ 330,411		Aaa(c)	Brass NO 8 PLC, Series 8A, Class A1, 0.921% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	$331,813
1,500,000		Aaa(c)	BXMT Ltd., Series 2020-FL3, Class A, 1.550% (1-Month USD-LIBOR + 1.400%) due 3/15/37(a)(b)	1,505,136
1,000,000	GBP	Aaa(c)	Canterbury Finance No 1 PLC, Series 1, Class A2, 1.405% (Sterling Overnight Index Average + 1.350%) due 5/16/56(a)	1,333,248
549,519		AA+	CD Mortgage Trust, Series 2006-CD3, Class AM, 5.648% due 10/15/48	562,946
236,438		AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 1.543% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	236,430
			Citigroup Mortgage Loan Trust:
613,242		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)	624,221
264,607		NR	Series 2019-C, Class A1, step bond to yield, 3.228% due 9/25/59(b)	267,151
887,356		AAA(e)	COLT Mortgage Loan Trust, Series 2020-1R, Class A1, 1.255% due 9/25/65(a)(b)	889,976
31,518		Aaa(c)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 0.771% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	31,517
445,086		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.487% due 8/26/58(b)	447,468
949,464		NR	Credit Suisse Mortgage Capital Trust, Series 2019-RPL9, Class A1, 3.041% due 10/27/59(a)(b)	959,814
270,138		NR	CSMC Trust, Series 2019-RPL8, Class A1, 3.322% due 10/25/58(a)(b)	272,668
391,631		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 1.004% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	388,716
686,092	EUR	Aaa(c)	Dilosk RMBS No. 2 DAC, Series 2, Class A, 0.242% (0.750% - 3-Month EURIBOR) due 12/20/57(f)	820,343
453,853		AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 1.118% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	453,087
500,000	EUR	AAA	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(a)(b)	596,435
1,607,327		Aaa(c)	Exantas Capital Corp., Series 2020-RSO9, Class A, 2.644% (1-Month USD-LIBOR + 2.500%) due 4/17/37(a)(b)	1,612,252
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,072,049		NR	Series 4344, Class FA, 0.599% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	1,071,219
1,581,301		NR	Series 4351, Class FA, 0.599% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	1,574,419
2,685,481		NR	Series 4906, Class WF, 0.549% (1-Month USD-LIBOR + 0.400%) due 12/15/38(a)	2,716,967
361,111		NR	Series 4950, Class A, 2.500% due 6/25/34	361,889
1,645,227		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 0.450% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	1,645,137
208,898		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 0.975% (1-Month USD-LIBOR + 0.825%) due 8/25/34(a)	206,264
			Finsbury Square PLC:
1,235,597	GBP	AAA(e)	Series 2019-1, Class A, 1.023% (3-Month GBP-LIBOR + 0.970%) due 6/16/69(a)	1,652,188
2,386,597	GBP	AAA(e)	Series 2020-1A, Class A, 0.859% (Sterling Overnight Index Average + 0.800%) due 3/16/70(a)(b)	3,180,325
32,178		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 0.550% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	32,147
			Ford Credit Floorplan Master Owner Trust A:
1,200,000		AAA	Series 2018-3, Class A2, 0.541% (1-Month USD-LIBOR + 0.400%) due 10/15/23(a)	1,202,347
700,000		AAA	Series 2019-3, Class A2, 0.741% (1-Month USD-LIBOR + 0.600%) due 9/15/24(a)	704,276
416,063		BB	Fremont Home Loan Trust, Series 2005-A, Class M3, 0.885% (1-Month USD-LIBOR + 0.735%) due 1/25/35(a)	412,361
1,600,000		AAA	GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A1, 3.500% due 9/15/23(b)	1,640,785
300,000	EUR	AAA	GoldentTree Loan Management EUR CLO 4 DAC, Series 4A, Class A, 1.550% (3-Month EURIBOR + 1.550%) due 7/20/31(a)(b)	359,003
1,200,000		AAA	GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class AR, 1.168% (3-Month USD-LIBOR + 0.950%) due 4/20/29(a)(b)	1,197,545
250,860		Aaa(c)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 0.697% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	250,294
			Government National Mortgage Association (GNMA):
2,110,963		NR	Series 2016-H06, Class FD, 1.060% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,145,250
150,131		NR	Series 2016-H11, Class F, 0.940% (1-Month USD-LIBOR + 0.800%) due 5/20/66(a)	152,116
1,739,720		NR	Series 2017-H15, Class FE, 1.438% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	1,780,974
1,526,789		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	1,552,662
641,620		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	652,921
1,000,000		Aaa(c)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 1.321% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	986,975
320,063		Aaa(c)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	333,091
3,382,234	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.104% (Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)	4,516,660
451,244		AAA	Homeward Opportunities Fund I Trust, Series 2020-2, Class A1, 1.657% due 5/25/65(a)(b)	456,573
128,951		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 0.790% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	128,544
			JP Morgan Chase Commercial Mortgage Securities Trust:
329,389		AAA(e)	Series 2018-LAQ, Class A, 1.141% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	320,181
500,000		A-	Series 2019-FL12, Class A, 1.591% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	487,427
2,000,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.316% (0.800% - 3-Month EURIBOR) due 12/15/29(b)(f)	2,385,086
633,333		AAA	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 1.026% (3-Month USD-LIBOR + 0.770%) due 12/22/69(a)(b)	634,792

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3% - (continued)
			Legacy Mortgage Asset Trust:
$ 417,205		NR	Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(b)	$421,777
269,213		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(b)	270,689
319,932	GBP	Aaa(c)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 0.898% (3-Month GBP-LIBOR + 0.850%) due 11/15/49(a)	426,576
425,461		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 1.548% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	425,773
743,232		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 1.083% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	738,599
218,232		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 0.850% (1-Month USD-LIBOR + 0.700%) due 9/25/34(a)	206,539
			MF1 Ltd.:
2,900,000		Aaa(c)	Series 2019-FL2, Class A, 1.280% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	2,874,625
800,000		Aaa(c)	Series 2020-FL3, Class A, 2.191% (1-Month USD-LIBOR + 2.050%) due 7/15/35(a)(b)	804,992
1,100,000		Aaa(c)	Series 2020-FL4, Class A, 1.851% (1-Month USD-LIBOR + 1.700%) due 11/15/35(a)(b)	1,105,176
			MFA Trust:
913,170		AAA	Series 2020-NQM1, Class A1, 1.479% due 8/25/49(a)(b)	920,003
1,064,838		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	1,069,059
1,209,380		Aaa(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	1,255,177
230,061		Aaa(c)	Monarch Grove CLO, Series 2018-1A, Class A1, 1.095% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	228,107
577,689		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.050% (1-Month USD-LIBOR + 0.900%) due 5/25/34(a)(g)	571,353
800,000		Aaa(c)	Mountain View CLO LLC, Series 2017-1A, Class AR, 1.320% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)	793,587
1,588,407		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 1.044% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,575,445
			New Residential Mortgage Loan Trust:
326,822		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	354,635
130,578		AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	138,279
2,680,525		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	2,819,630
2,512,048		Aaa(c)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	2,633,674
344,569		BBB+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 0.810% (1-Month USD-LIBOR + 0.660%) due 1/25/36(a)	342,283
			OCP CLO Ltd.:
585,810		AAA	Series 2015-9A, Class A1R, 1.037% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	582,965
584,247		AAA	Series 2015-10A, Class A1R, 1.035% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	581,527
397,178		AAA(e)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 1.071% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	396,413
470,676		AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 0.345% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	459,281
2,100,000		Aaa(c)	PFP Ltd., Series 2019-6, Class A, 1.186% (1-Month USD-LIBOR + 1.050%) due 4/14/37(a)(b)	2,073,750
			PFS Financing Corp.:
1,200,000		AAA	Series 2019-A, Class A1, 0.691% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	1,200,082
400,000		AAA	Series 2020-F, Class A, 0.930% due 8/15/24(b)	402,527
309,584	GBP	AAA	Residential Mortgage Securities 31 PLC, Series 2031, Class A, 1.257% (3-Month GBP-LIBOR + 1.200%) due 9/20/65(a)	413,695
2,000,000	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 2032, Class A, (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(b)	2,681,076
			Ripon Mortgages PLC:
781,428	GBP	AAA	Series 1X, Class A1, 0.868% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)	1,040,828
2,344,285	GBP	AAA	Series 1A, Class A1, 0.868% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)(b)	3,122,485
371,145	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 0.760% (3-Month GBP-LIBOR + 0.700%) due 6/12/46(a)	491,145
			Silverstone Master Issuer PLC:
144,000		AAA	Series 2019-1A, Class 1A, 0.779% (3-Month USD-LIBOR + 0.570%) due 1/21/70(a)(b)	144,383
528,000	GBP	AAA	Series 2019-1A, Class 2A, 0.806% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)	712,243
			Sofi Consumer Loan Program LLC:
9,359		AAA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	9,395
26,228		AAA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	26,350
778,558		Aaa(c)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 1.108% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	776,465
2,000,000		Aaa(c)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, 1.359% (3-Month USD-LIBOR + 1.150%) due 1/23/29(a)(b)	1,993,186
1,059,928		BB+	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 0.825% (1-Month USD-LIBOR + 0.675%) due 6/25/35(a)	1,054,771
217,063		NR	Stanwich Mortgage Loan Co. LLC, Series 2019-NPB1, Class A1, step bond to yield, 3.375% due 8/15/24(b)	216,286
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 0.877% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	1,173,070
68,633		AAA	THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 1.117% (3-Month USD-LIBOR + 0.880%) due 1/15/26(a)(b)	68,623
1,089,468	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 0.956% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,451,015

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 28.3% - (continued)
$2,894,250	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 0.955% (Sterling Overnight Index Average + 0.900%) due 5/20/45(a)	$3,855,416
			Towd Point Mortgage Trust:
660,481		Aaa(c)	Series 2017-5, Class A1, 0.750% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	656,458
737,597		AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	788,759
498,215		Aaa(c)	Series 2019-HY2, Class A1, 1.150% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	500,087
583,426		Aaa(c)	Series 2019-HY3, Class A1A, 1.150% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	585,478
1,305,760		AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	1,357,329
3,546,862		AAA(e)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(b)	3,594,516
161,377	GBP	AAA	Trinity Square PLC, Series 2015-1X, Class A, 1.196% (3-Month GBP-LIBOR + 1.150%) due 7/15/51(a)	215,517
1,413,892		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 1.087% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,403,786
737,779		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 1.117% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	732,574
457,988		Aaa(c)	VMC Finance LLC, Series 2019-FL3, Class A, 1.244% (1-Month USD-LIBOR + 1.100%) due 9/15/36(a)(b)	451,713
50,080		Aaa(c)	Voya CLO Ltd., Series 2014-3A, Class A1R, 0.935% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	50,059
665,119		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 0.730% (1-Month USD-LIBOR + 0.580%) due 10/25/45(a)	652,731
			Wells Fargo Commercial Mortgage Trust:
400,000		Aaa(c)	Series 2013-LC12, Class A4, 4.218% due 7/15/46(a)	429,813
500,000		AAA	Series 2017-HSDB, Class A, 0.991% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	485,995
			WFRBS Commercial Mortgage Trust:
1,497,389		Aaa(c)	Series 2012-C7, Class AFL, 1.344% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,490,954
829,131		Aaa(c)	Series 2012-C10, Class AFL, 0.934% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	829,874

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $112,872,573)	114,411,566

ASSET-BACKED SECURITIES - 6.6%
Automobiles - 1.7%
171,382		AAA	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540% due 4/15/24(b)	171,557
152,423		AAA	Flagship Credit Auto Trust, Series 2019-2, Class A, 2.830% due 10/16/23(b)	153,939
			Ford Auto Securitization Trust:
1,713,933	CAD	Aaa(c)	Series 2020-AA, Class A1, 0.516% due 8/15/22(b)(h)	1,320,023
1,900,000	CAD	Aaa(c)	Series 2020-AA, Class A2, 0.887% due 8/15/24(b)	1,463,459
1,644,202		AAA	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class A, 0.690% due 10/16/23(b)	1,645,571
2,000,000	CAD	Aaa(c)	GMF Canada Leasing Trust, Series 2020-1A, Class A1, 0.561% due 7/20/22(b)(h)	1,540,330
405,655		Aaa(c)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(b)	407,959
88,985		Aaa(c)	OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.100% due 4/11/22(b)	89,317

			Total Automobiles	6,792,155

Credit Cards - 0.9%
829,911		NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 1.740% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	855,458
3,000,000		Aaa(c)	Master Credit Card Trust II, Series 2018-1A, Class A, 0.636% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	3,008,784

			Total Credit Cards	3,864,242

Student Loans - 4.0%
			ECMC Group Student Loan Trust:
621,847		Aaa(c)	Series 2017-2A, Class A, 1.200% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	623,586
521,320		Aaa(c)	Series 2018-1A, Class A, 0.900% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	519,715
824,935		Aaa(c)	Series 2019-1A, Class A1B, 1.150% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	826,090
182,187		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 1.065% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	181,999
69,635		Aaa(c)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	71,040
			Navient Private Education Refi Loan Trust:
534,054		AAA	Series 2020-A, Class A1, 0.491% (1-Month USD-LIBOR + 0.350%) due 11/15/68(a)(b)	533,697
612,441		AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(b)	616,153
			Navient Student Loan Trust:
892,423		AAA	Series 2018-1A, Class A2, 0.500% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	888,341
1,655,840		AAA	Series 2018-2A, Class A2, 0.530% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	1,652,873

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 6.6% - (continued)
Student Loans - 4.0% - (continued)
		Nelnet Student Loan Trust:
$ 1,062,954	AA+	Series 2017-3A, Class A, 1.000% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	$1,054,788
1,211,391	AA+	Series 2019-2A, Class A, 1.050% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	1,215,694
1,089,151	AA+	Series 2019-3A, Class A, 0.949% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	1,086,641
		SLC Student Loan Trust:
670,355	AAA	Series 2006-1, Class A5, 0.360% (3-Month USD-LIBOR + 0.110%) due 3/15/27(a)	667,189
547,524	AAA	Series 2007-1, Class A4, 0.281% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	536,954
		SLM Student Loan Trust:
146,138	AAA	Series 2003-10A, Class A3, 0.720% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	146,143
937,716	AAA	Series 2004-10, Class A7B, 0.815% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	936,168
806,102	AAA	Series 2005-5, Class A4, 0.355% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	800,628
462,161	B	Series 2008-5, Class A4, 1.915% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	461,808
686,514	B	Series 2008-7, Class A4, 1.115% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	666,822
106,626	B	Series 2008-8, Class A4, 1.715% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	106,281
		SMB Private Education Loan Trust:
516,557	AAA	Series 2015-B, Class A2B, 1.341% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	517,650
694,507	AAA	Series 2020-PTA, Class A1, 0.450% (1-Month USD-LIBOR + 0.300%) due 9/15/54(a)(b)	693,667
500,000	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(b)	504,733
740,764	AA+	Utah State Board of Regents, Series 2017-1, Class A, 0.900% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	738,194

		Total Student Loans	16,046,854

		TOTAL ASSET-BACKED SECURITIES (Cost - $26,641,095)	26,703,251

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 5.0%
U.S. GOVERNMENT AGENCIES - 4.4%
		Federal Home Loan Mortgage Corp.:
4,000,000	Aaa(c)	0.690% due 8/5/25	4,003,708
6,000,000	Aaa(c)	0.700% due 9/2/25	6,000,064
3,000,000	Aaa(c)	0.600% due 10/15/25(i)	2,997,720
5,000,000	Aaa(c)	0.800% due 10/28/26	5,000,107

		Total U.S. GOVERNMENT AGENCIES	18,001,599

U.S. GOVERNMENT OBLIGATIONS - 0.6%
2,400,000		U.S. Treasury Notes, 0.625% due 5/15/30	2,359,500

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $20,372,728)	20,361,099

SOVEREIGN BONDS - 1.0%
India - 0.5%
1,900,000	Baa3(c)	Export-Import Bank of India, 1.213% (3-Month USD-LIBOR + 1.000%) due 8/21/22(a)	1,894,224

Saudi Arabia - 0.1%
400,000	A1(c)	Saudi Government International Bonds, 2.375% due 10/26/21	406,434

South Korea - 0.4%
1,500,000	AA	Export-Import Bank of Korea, 1.090% (3-Month USD-LIBOR + 0.875%) due 1/25/22(a)	1,510,870

		TOTAL SOVEREIGN BONDS (Cost - $3,821,046)	3,811,528

MORTGAGE-BACKED SECURITIES - 0.7%
FHLMC - 0.7%
2,800,120		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49
		(Cost - $2,937,500)	2,987,161

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $378,239,860)	381,225,422

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount†		Rating††	Security	Value
SHORT-TERM INVESTMENTS - 30.5%
COMMERCIAL PAPERS - 1.0%
			Shell International Finance BV:
$ 3,500,000			2.340% due 1/19/21(b)(j)	$3,489,043
500,000			2.103% due 2/3/21(b)(j)	498,160

			TOTAL COMMERCIAL PAPERS (Cost - $3,987,203)	3,987,203

CORPORATE BONDS - 0.6%
1,690,000		BBB-	Broadcom Inc., 3.125% due 4/15/21	1,709,318
500,000		BBB-	Pacific Gas & Electric Co., 1.600% (3-Month USD-LIBOR + 1.375%) due 11/15/21(a)	500,670

			TOTAL CORPORATE BONDS (Cost - $2,209,988)	2,209,988

TIME DEPOSITS - 0.4%
1,005,744			ANZ National Bank - London, 0.010% due 12/1/20	1,005,744
			BBH - Grand Cayman:
2,592	DKK		(0.650)% due 12/1/20	415
65,127	JPY		(0.260)% due 12/1/20	624
664	AUD		(0.160)% due 12/1/20	488
6,087	NZD		0.000% due 12/1/20	4,268
483,748	CAD		0.010% due 12/1/20	372,457
269,939	GBP		Citibank - London, 0.010% due 12/1/20	359,829

			TOTAL TIME DEPOSITS (Cost - $1,743,825)	1,743,825

U.S. GOVERNMENT OBLIGATIONS - 28.5%
			U.S. Treasury Bills:
521,000			0.085% due 1/5/21(i)(j)	520,957
574,000			0.090% due 1/12/21(i)(j)	573,940
4,100,000			0.070% due 1/19/21(i)(j)	4,099,609
110,000,000			0.090% due 3/4/21(j)	109,974,975

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $115,169,481)	115,169,481

			TOTAL SHORT-TERM INVESTMENTS (Cost - $123,110,497)	123,110,497

			TOTAL INVESTMENTS - 124.8% (Cost - $501,350,357)	504,335,919

			Liabilities in Excess of Other Assets - (24.8)%	(100,379,621)

			TOTAL NET ASSETS - 100.0%	$403,956,298

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2020.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2020, amounts to $160,055,379 and represents 39.6% of net assets.

(c)	Rating by Moody’s Investors Service.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2020, amounts to $6,133,139 and represents 1.5% of net assets.
(e)	Rating by Fitch Ratings Service.
(f)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2020.
(g)	Affiliated security. As of November 30, 2020, total cost and total market value of affiliated securities amounted to $574,922 and $571,353, respectively.

Underlying Security	Beginning Value as of August 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of November 30, 2020
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 1.050% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$578,232	$—	$(11,231)	$55	$4,248	$49	$1,558	$571,353

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	Rate shown represents yield-to-maturity.

At November 30, 2020, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$501,350,357	$4,868,512	$(4,227,163)	$641,349

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits

Summary of Investments by Security Type^
Corporate Bonds & Notes	42.2%
Collateralized Mortgage Obligations	22.7
Asset-Backed Securities	5.3
U.S. Government Agencies & Obligations	4.0
Sovereign Bonds	0.8
Mortgage-Backed Securities	0.6
Short-Term Investments	24.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2020, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Bank Accept December Futures	344	12/22	$65,779,123	$65,744,841	$(34,282)
Bank Accept March Futures	258	3/23	49,329,785	49,286,283	(43,502)
Bank Accept September Futures	15	9/22	2,868,840	2,868,080	(760)
U.S. Treasury 10-Year Note March Futures	44	3/21	6,063,406	6,079,562	16,156
U.S. Treasury Ultra Long Bond March Futures	1	3/21	214,320	216,031	1,711
U.S. Ultra Long Bond March Futures	31	3/21	4,855,375	4,870,875	15,500

					(45,177)

Contracts to Sell:
U.S. Treasury 2-Year Note March Futures	286	3/21	63,127,797	63,163,547	(35,750)
U.S. Treasury 5-Year Note March Futures	315	3/21	39,630,938	39,699,844	(68,906)

					(104,656)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(149,833)

At November 30, 2020, Ultra-Short Term Fixed Income Fund had deposited cash of $642,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2020, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	4,540,644	USD	3,339,931	JPM	$3,333,060	12/2/20	$(6,871)
Australian Dollar	9,578,367	USD	7,070,319	MLP	7,031,001	12/2/20	(39,318)
Australian Dollar	2,651,341	USD	1,952,551	SCB	1,946,217	12/2/20	(6,334)
British Pound	20,866,000	USD	27,891,092	HSBC	27,814,361	12/2/20	(76,731)
Canadian Dollar	2,262,203	USD	1,737,338	JPM	1,741,763	12/2/20	4,425
Canadian Dollar	11,036,807	USD	8,503,878	MLP	8,497,695	12/2/20	(6,183)
Japanese Yen	378,685,207	USD	3,631,348	HSBC	3,627,253	12/2/20	(4,095)
Japanese Yen	869,414,793	USD	8,327,720	MLP	8,327,728	12/2/20	8
Japanese Yen	175,946,779	USD	1,688,314	HSBC	1,686,838	1/8/21	(1,476)
Japanese Yen	689,604,823	USD	6,638,098	MLP	6,611,384	1/8/21	(26,714)
Japanese Yen	382,548,398	USD	3,672,139	MLP	3,667,570	1/8/21	(4,569)
Mexican Peso	7,185,000	USD	330,368	HSBC	351,752	3/10/21	21,384

							(146,474)

Contracts to Sell:
Australian Dollar	8,104,585	USD	5,772,270	BNP	5,949,170	12/2/20	(176,900)
Australian Dollar	3,698,767	USD	2,611,276	HSBC	2,715,080	12/2/20	(103,804)
Australian Dollar	4,967,000	USD	3,499,484	JPM	3,646,026	12/2/20	(146,542)
Australian Dollar	4,540,644	USD	3,340,930	JPM	3,334,497	1/8/21	6,433
Australian Dollar	9,578,367	USD	7,072,551	MLP	7,034,031	1/8/21	38,520
Australian Dollar	2,651,341	USD	1,953,149	SCB	1,947,056	1/8/21	6,093
British Pound	20,866,000	USD	26,957,831	BCLY	27,814,361	12/2/20	(856,530)
British Pound	20,866,000	USD	27,906,533	HSBC	27,832,430	1/8/21	74,103
Canadian Dollar	1,979,169	USD	1,487,348	BNP	1,523,844	12/2/20	(36,496)
Canadian Dollar	4,965,841	USD	3,756,091	SCB	3,823,407	12/2/20	(67,316)
Canadian Dollar	1,998,000	USD	1,524,806	SCB	1,538,344	12/2/20	(13,538)
Canadian Dollar	4,356,000	USD	3,278,028	SCB	3,353,865	12/2/20	(75,837)
Canadian Dollar	2,262,203	USD	1,737,855	JPM	1,742,311	1/8/21	(4,456)
Canadian Dollar	11,036,807	USD	8,506,367	MLP	8,500,366	1/8/21	6,001
Euro	284,000	USD	336,014	JPM	338,755	12/2/20	(2,741)
Euro	3,589,000	USD	4,183,292	SCB	4,280,956	12/2/20	(97,664)
Euro	3,873,000	USD	4,638,281	SCB	4,625,433	1/5/21	12,848
Japanese Yen	175,946,779	USD	1,686,890	HSBC	1,685,314	12/2/20	1,576
Japanese Yen	382,548,398	USD	3,669,047	MLP	3,664,257	12/2/20	4,790
Japanese Yen	689,604,823	USD	6,632,480	MLP	6,605,410	12/2/20	27,070

							(1,404,390)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(1,550,864)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2020, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Receive	3-Month USD-LIBOR	0.650%	8/20/30	6-Month	USD	19,500,000	$318,330	$(4,887)	$323,217

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2020, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/20 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Series 34 5-Year Index	(5.000%)	6/20/25	3-Month	2.914%	USD	184,000	$(17,862)	$(805)	$(17,057)
Markit CDX North America High Yield Series 35 5-Year Index	(5.000%)	12/20/25	3-Month	3.041%	USD	17,400,000	(1,725,996)	(776,320)	(949,676)

							$(1,743,858)	$(777,125)	$(966,733)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2020, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $1,068,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
USD	—	United States Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 259-261 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 98.5%
United States - 98.5%
425,253	American Beacon AHL Managed Futures Strategy Fund, Class Y	$4,533,202
304,344	BlackRock Event Driven Equity Fund, Institutional Class	3,019,091
249,562	BlackRock Global Long/Short Credit Fund, Institutional Class	2,525,567
309,508	BlackRock Global Long/Short Equity Fund, Institutional Class	3,519,104
244,970	BNY Mellon Global Real Return, Class Y	3,995,457
150,035	Diamond Hill Long/Short Fund, Class I	3,953,414
218,818	Driehaus Event Driven Fund, Common Class	3,041,573
459,757	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	4,528,605
357,540	John Hancock Seaport Long/Short Fund, Class I.	4,479,972
228,964	LoCorr Market Trend Fund, Class I	2,523,179
450,503	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	2,509,303
301,912	PIMCO Credit Opportunities Bond Fund, Institutional Class	3,028,173
366,653	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	4,033,179
389,798	Western Asset Macro Opportunities Fund, Class I	4,548,941

	TOTAL INVESTMENTS - 98.5% (Cost - $47,845,297)	50,238,760

	Other Assets in Excess of Liabilities - 1.5%	747,895

	TOTAL NET ASSETS - 100.0%	$50,986,655

At November 30, 2020, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$47,845,297	$2,550,109	$(156,646)	$2,393,463

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In August 2018, FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) – Disclosures Framework – Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2020		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$182,365,209		$182,365,209	$—		$—
Consumer Discretionary	237,490,504		237,490,504	—		—
Consumer Staples	99,638,318		99,638,318	—		—
Energy	34,583,710		34,583,710	—		—
Financials	168,109,962		168,109,962	—		—
Health Care	270,605,883		270,605,883	—		—
Industrials	180,187,792		180,187,792	—		—
Information Technology	505,500,878		505,500,878	—		—
Materials	62,975,081		62,975,081	—		—
Real Estate	54,830,627		54,830,627	—		—
Utilities	37,369,522		37,369,522	—		—
Closed End Mutual Fund Security:
Financials	19,436,053		19,436,053	—		—
Short-Term Investments:
Money Market Fund	14,475,586		14,475,586	—		—
Time Deposits	35,306,616		—	35,306,616		—

Total Investments, at Value	$1,902,875,741		$1,867,569,125	$35,306,616		$—

Securities Lending Transactions - Liabilities	$(14,475,586)		$—	$(14,475,586)		$—

Other Financial Instruments - Assets
Futures Contracts	$1,062,962		$1,062,962	$—		$—

Total Other Financial Instruments - Assets	$1,062,962		$1,062,962	$—		$—

	Total Fair Value at November 30, 2020		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Corporate Bond & Note	$930,556		$—	$930,556		$—
Common Stocks:
Communication Services	15,899,187		15,899,187	—		—
Consumer Discretionary	56,867,540		56,867,540	—		—
Consumer Staples	27,375,615		27,375,615	—		—
Energy	7,827,307		7,827,307	—		—
Financials	86,919,182		86,919,182	—		—
Health Care	119,009,044	*	119,004,072	4,972	*	—
Industrials	105,569,771		105,569,771	—		—
Information Technology	140,104,312		140,104,312	—		—
Materials	33,366,275	*	33,366,275	—		—	*
Real Estate	40,811,827		40,811,827	—		—
Utilities	18,147,222		18,147,222	—		—
Convertible Preferred Stocks:
Health Care	2,879,060		2,879,060	—		—
Utilities	1,551,525		1,551,525	—		—
Closed End Mutual Fund Securities:
Financials	2,253,778		2,253,778	—		—
Preferred Stocks:
Financials	1,601,499		1,601,499	—		—
Short-Term Investments:
Money Market Fund	10,979,651		10,979,651	—		—
Time Deposits	15,839,755		—	15,839,755		—

Total Investments, at Value	$687,933,106	*	$671,157,823	$16,775,283	*	$—	*

Securities Lending Transactions - Liabilities	$(10,979,651)		$—	$(10,979,651)		$—

Other Financial Instruments - Assets
Futures Contracts	$424,173		$424,173	$—		$—

Total Other Financial Instruments - Assets	$424,173		$424,173	$—		$—

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$150,629,179	$43,789	$150,585,390	$—
Germany	112,832,600	95,973	112,736,627	—
Japan	243,722,334	336,714	243,385,620	—
Netherlands	73,478,117	626,068	72,852,049	—
Switzerland	126,928,031	—	126,928,031	—
United Kingdom	156,183,340	3,542,579	152,640,761	—
Other Countries**	421,025,642	72,040,773	348,984,869	—
Preferred Stocks:
Germany	10,657,889	—	10,657,889	—
Closed End Mutual Fund Securities:
United States	804,305	804,305	—	—
Warrant:
Switzerland	33,283	—	33,283	—
Rights:
Germany	2	—	2	—
Spain	43,693	—	43,693	—
United Kingdom	15,303	—	15,303	—
Short-Term Investments:
Money Market Fund	2,849,906	2,849,906	—	—
Time Deposits	23,740,215	—	23,740,215	—

Total Investments, at Value	$1,322,943,839	$80,340,107	$1,242,603,732	$—

Securities Lending Transactions - Liabilities	$(2,849,906)	$—	$(2,849,906)	$—

Other Financial Instruments - Asset
Futures Contracts	$115,607	$115,607	$—	$—

Total Other Financial Instruments - Assets	$115,607	$115,607	$—	$—

	Total Fair Value at November 30, 2020		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
China	$179,871,845	*	$62,332,479	$117,539,366	*	$—
India	60,230,557		7,482,750	52,747,807		—
South Korea	64,893,855		220,355	64,673,500		—
Taiwan	48,448,337		150,746	48,297,591		—
Other Countries**	211,783,250		88,337,608	123,445,642		—
Preferred Stocks:
Brazil	2,562,336		2,562,336	—		—
Chile	164,603		164,603	—		—
Colombia	105,666		105,666	—		—
Russia	86,160		45,453	40,707		—
South Korea	1,379,815		—	1,379,815		—
Rights:
China	2,585	*	—	2,585	*	—
Warrant:
Thailand	—	*	—	—	*	—
Short-Term Investments:
Money Market Fund	8,938,965		8,938,965	—		—
Time Deposits	13,305,350		—	13,305,350		—

Total - Investments, at Value	$591,773,324	*	$170,340,961	$421,432,363	*	$—

Securities Lending Transactions - Liabilities	$(8,938,965)		$—	$(8,938,965)		$—

Other Financial Instruments - Asset
Futures Contract	$91,183		$91,183	$—		$—

Total Other Financial Instruments - Assets	$91,183		$91,183	$—		$—

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$338,704,125 *	$—	$338,704,125	$—	*
U.S. Government Agencies & Obligations	232,026,478	—	232,026,478	—
Mortgage-Backed Securities	229,692,173	—	229,692,173	—
Collateralized Mortgage Obligations	98,970,198	—	98,970,198	—
Sovereign Bonds	33,711,970	—	33,711,970	—
Senior Loans	13,958,949	—	13,958,949	—
Asset-Backed Securities	9,933,213	—	9,933,213	—
Municipal Bonds	8,817,820	—	8,817,820	—
Purchased Options	24,713	24,713	—	—
Short-Term Investments:
Time Deposits	28,666,595	—	28,666,595	—
U.S. Government Obligations	33,320,704	—	33,320,704	—

Total Investments, at Value	$1,027,826,938 *	$24,713	$1,027,802,225	$—	*

Other Financial Instruments - Assets
Futures Contracts	$1,655,724	$1,655,724	$—	$—
Forward Foreign Currency Contracts	821,405	—	821,405	—
OTC Interest Rate Swaps	53,960	—	53,960	—
Centrally Cleared Interest Rate Swaps	890,407	—	890,407	—

Total Other Financial Instruments - Assets	$3,421,496	$1,655,724	$1,765,772	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(43,822)	$(43,822)	$—	$—
Futures Contracts	(959,275)	(959,275)	—	—
Forward Foreign Currency Contracts	(186,100)	—	(186,100)	—

Total Other Financial Instruments - Liabilities	$(1,189,197)	$(1,003,097)	$(186,100)	$—

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$259,847,943	$—	$259,847,943	$—
Senior Loans	15,438,602	—	15,438,602	—
Preferred Stocks:
Consumer Cyclical	680,544	680,544	—	—
Financials	112,186	112,186	—	—
Closed End Mutual Fund Security:
Financials	410,020	410,020	—	—
Common Stocks:
Communications	3,220	3,220	—	—
Energy	201,817	188,764	—	13,053
Financials	6,869	—	—	6,869
Convertible Preferred Stock:
Consumer Non-Cyclical	155,580	155,580	—	—
Warrant:
Media	10,424	10,424	—	—
Sovereign Bonds	57,510	—	57,510	—
Short-Term Investments:
Time Deposits	6,057,010	—	6,057,010	—

Total Investments, at Value	$282,981,725	$1,560,738	$281,401,065	$19,922

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$73,609,126	$—	$73,609,126	$—
Sovereign Bonds
France	7,888,027	—	7,888,027	—
Japan	20,497,687	—	20,497,687	—
Spain	10,588,791	—	10,588,791	—
Other Countries**	27,374,229	—	27,374,229	—
Corporate Bonds & Notes
United Kingdom	7,538,145	—	7,538,145	—
Other Countries**	27,057,939	—	27,057,939	—
Collateralized Mortgage Obligations	25,326,311	—	25,326,311	—
U.S. Government Obligations	3,561,330	—	3,561,330	—
Asset-Backed Securities	798,178	—	798,178	—
Purchased Options	56,756	1,440	55,316	—
Short-Term Investments:
Soverign Bond	1,532,929	—	1,532,929	—
Time Deposits	2,009,904	—	2,009,904	—
U.S. Government Obligations	406,936	—	406,936	—

Total - Investments, at Value	$208,246,288	$1,440	$208,244,848	$—

Other Financial Instruments - Asset
Futures Contracts	$476,013	$476,013	$—	$—
Forward Foreign Currency Contracts	494,561	—	494,561	—
OTC Interest Rate Swaps	37,237	—	37,237	—
Centrally Cleared Interest Rate Swaps	829,146	—	829,146	—
Centrally Cleared Inflation Rate Swaps	70,923	—	70,923	—
OTC Credit Default Swaps	46,099	—	46,099	—
Centrally Cleared Credit Default Swaps	32,125	—	32,125	—
OTC Cross Currency Swap	111,590	—	111,590	—

Total Other Financial Instruments Assets	$2,097,694	$476,013	$1,621,681	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(36,504)	$—	$(36,504)	$—
Reverse Repurchase Agreements	(2,441,870)	—	(2,441,870)	—
Forward Sale Commitments	(20,393,747)	—	(20,393,747)	—
Futures Contracts	(26,447)	(26,447)	—	—
Forward Foreign Currency Contracts	(1,901,176)	—	(1,901,176)	—
Centrally Cleared Interest Rate Swaps	(788,674)	—	(788,674)	—
Centrally Cleared Inflation Rate Swaps	(65,298)	—	(65,298)	—
OTC Credit Default Swaps	(4,301)	—	(4,301)	—
Centrally Cleared Credit Default Swaps	(93,324)	—	(93,324)	—
OTC Total Return Swaps	(383,144)	—	(383,144)	—

Total Other Financial Instruments - Liabilities	$(26,134,485)	$(26,447)	$(26,108,038)	$—

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$65,680,573	$—	$65,680,573	$—
Short-Term Investments:
Municipal Bond	460,000	—	460,000	—
Time Deposits	1,997,153	—	1,997,153	—

Total Investments, at Value	$68,137,726	$—	$68,137,726	$—

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$156,520,530	$—	$156,520,530	$—
Mortgage-Backed Securities	26,921,407	—	26,921,407	—
Collateralized Mortgage Obligations	19,032,308	—	19,032,308	—
Sovereign Bonds	12,542,956	—	12,542,956	—
Corporate Bonds & Notes	8,919,128	—	8,919,128	—
Purchased Options	126,025	352	125,673	—
Short-Term Investments:
Time Deposits	1,200,418	—	1,200,418	—
U.S. Government Obligation	2,099,850	—	2,099,850	—

Total Investments, at Value	$227,362,622	$352	$227,362,270	$—

Other Financial Instruments - Assets
Futures Contracts	$43,651	$43,651	$—	$—
Forward Foreign Currency Contracts	47,444	—	47,444	—
Centrally Cleared Interest Rate Swaps	8,977	—	8,977	—
Centrally Cleared Inflation Rate Swaps	148,370	—	148,370	—
Centrally Cleared Credit Default Swaps	1,529	—	1,529	—

Total Other Financial Instruments - Assets	$249,971	$43,651	$206,320	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(124,853)	$—	$(124,853)	$—
Reverse Repurchase Agreement	(37,046,520)	—	(37,046,520)	—
Futures Contracts	(148,261)	(148,261)	—	—
Forward Foreign Currency Contracts	(495,708)	—	(495,708)	—
Centrally Cleared Inflation Rate Swaps	(98,329)	—	(98,329)	—
Centrally Cleared Credit Default Swap	(132,319)	—	(132,319)	—

Total Other Financial Instruments - Liabilities	$(38,045,990)	$(148,261)	$(37,897,729)	$—

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$212,950,817	$—	$212,950,817	$—
Collateralized Mortgage Obligations	114,411,566	—	114,411,566	—
Asset-Backed Securities	26,703,251	—	26,703,251	—
U.S. Government Agencies & Obligations	20,361,099	—	20,361,099	—
Sovereign Bonds	3,811,528	—	3,811,528	—
Mortgage-Backed Securities	2,987,161	—	2,987,161	—
Short-Term Investments:
Commercial Papers	3,987,203	—	3,987,203	—
Corporate Bonds	2,209,988	—	2,209,988	—
Time Deposits	1,743,825	—	1,743,825	—
U.S. Government Obligations	115,169,481	—	115,169,481	—

Total Investments, at Value	$504,335,919	$—	$504,335,919	$—

Other Financial Instruments - Assets
Futures Contracts	$33,367	$33,367	$—	$—
Forward Foreign Currency Contracts	203,251	—	203,251	—
Centrally Cleared Interest Rate Swap	323,217	—	323,217	—

Total Other Financial Instruments - Assets	$559,835	$33,367	$526,468	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(183,200)	$(183,200)	$—	$—
Forward Foreign Currency Contracts	(1,754,115)	—	(1,754,115)	—
Centrally Cleared Credit Default Swaps	(966,733)	—	(966,733)	—

Total Other Financial Instruments - Liabilities	$(2,904,048)	$(183,200)	$(2,720,848)	$—

	Total Fair Value at November 30, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities
United States	$50,238,760	$50,238,760	$—	$—

Total - Investments, at Value	$50,238,760	$50,238,760	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2020 through November 30, 2020:

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights	Warrant
Small-Mid Cap Equity Fund
Balance as of August 31, 2020	$—	*	$—	*	$—		$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	—		—		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—		—		—		—	—	—

Balance as of November 30, 2020	$—	*	$—	*	$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2020	$—		$—		$—		$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights	Warrant
Core Fixed Income Fund
Balance as of August 31, 2020	$—	*	$—		$—	*	$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	—		—		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—				—		—	—	—

Balance as of November 30, 2020	$—	*	$—		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2020	$—		$—		$—		$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights	Warrant
High Yield Fund
Balance as of August 31, 2020	$19,472		$19,472		$—		$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	450		450		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	—		—		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—		—		—		—	—	—

Balance as of November 30, 2020	$19,922		$19,922		$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of November 30, 2020	$450		$450		$—		$—	$—	$—

*	Includes securities that are valued at $0.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At November 30, 2020, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$14,677,215	$—	$(14,677,215)	$0
Small-Mid Cap Equity Fund	10,899,875	—	(10,899,875)	0
International Equity Fund	5,874,881	—	(5,874,881)	0
Emerging Markets Equity Fund	8,591,780	—	(8,591,780)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $14,475,586, $10,979,651, $2,849,906 and $8,938,965, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $735,641, $247,416, $3,395,698 and $69,300, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the

Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Replacement Risk. Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund, and may be used in other ways that affect the Fund’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain Fund investments that mature later than 2021 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or net asset value.

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market Risk. Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of Funds’ investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of Funds’

investments is impacted because of these factors for an extended period, the Funds’ investment results may be adversely affected.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s partially unfunded loan position as of November 30, 2020:

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Depreciation
EyeCare Partners, LLC	$19,027	$19,010	$18,293	$(717)

The following table summarizes the High Yield Fund’s fully and partially unfunded loan positions as of November 30, 2020:

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
EyeCare Partners, LLC	$10,378	$10,367	$9,978	$(389)
Spectacle Gary Holdings, LLC	2,432	2,372	2,377	5

	$12,810	$12,739	$12,355	$(384)

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at November 30, 2020 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of November 30, 2020 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of November 30, 2020.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at November 30, 2020 have been disclosed under respective schedules of investments.